Victory Portfolios III	Schedule of Portfolio Investments
Victory 500 Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Communication Services (8.7%):
Activision Blizzard, Inc. (a)	198,329	$18,397
Alphabet, Inc. Class A (a)	1,605,685	213,107
Alphabet, Inc. Class C (a)	1,399,760	186,322
AT&T, Inc.	1,922,150	27,910
Charter Communications, Inc. Class A (a)	28,396	11,506
Comcast Corp. Class A	1,122,725	50,815
Electronic Arts, Inc.	69,494	9,475
Fox Corp. Class A	78,445	2,624
Fox Corp. Class B	35,877	1,127
Liberty Broadband Corp. Class C (a)	31,591	2,816
Liberty Media Corp.-Liberty Formula One Class C (a)	53,433	3,879
Live Nation Entertainment, Inc. (a)	38,591	3,386
Meta Platforms, Inc. Class A (a)	600,046	191,175
Netflix, Inc. (a)	117,660	51,649
Omnicom Group, Inc.	54,103	4,578
Paramount Global Class B	156,180	2,504
Pinterest, Inc. Class A (a)	157,072	4,554
ROBLOX Corp. Class A (a)	115,545	4,535
Sirius XM Holdings, Inc. (b)	178,304	909
Snap, Inc. Class A (a)	261,192	2,967
Take-Two Interactive Software, Inc. (a)	41,835	6,398
The Interpublic Group of Cos., Inc.	103,695	3,549
The Trade Desk, Inc. Class A (a)	119,170	10,875
The Walt Disney Co. (a)	492,491	43,778
T-Mobile U.S., Inc. (a)	141,356	19,475
Verizon Communications, Inc.	1,132,251	38,587
Warner Bros Discovery, Inc. (a)	595,753	7,786
		924,683
Communications Equipment (0.8%):
Arista Networks, Inc. (a)	63,603	9,864
Cisco Systems, Inc.	1,107,508	57,635
Motorola Solutions, Inc.	45,089	12,924
		80,423
Consumer Discretionary (10.3%):
Airbnb, Inc. Class A (a)	103,629	15,771
Amazon.com, Inc. (a)	2,431,062	324,984
AutoZone, Inc. (a)	5,117	12,699
Best Buy Co., Inc.	53,089	4,409
Booking Holdings, Inc. (a)	10,048	29,851
Burlington Stores, Inc. (a)	17,575	3,122
Chipotle Mexican Grill, Inc. (a)	7,372	14,466
Coupang, Inc. (a)	305,393	5,543
D.R. Horton, Inc.	81,467	10,348
Darden Restaurants, Inc.	32,811	5,542
DoorDash, Inc. Class A (a)	64,069	5,817
eBay, Inc.	144,738	6,442
Etsy, Inc. (a)	33,546	3,410
Expedia Group, Inc. (a)	39,454	4,834
Ford Motor Co.	1,055,538	13,944
General Motors Co.	375,982	14,426
Genuine Parts Co.	37,295	5,808
Hilton Worldwide Holdings, Inc.	70,396	10,946
Las Vegas Sands Corp. (a)	88,598	5,299
Lennar Corp. Class A	66,985	8,496
LKQ Corp.	71,308	3,907
Lowe's Cos., Inc.	163,022	38,191

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory 500 Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Lucid Group, Inc. (a)(b)	182,964	$1,392
Lululemon Athletica, Inc. (a)	30,028	11,367
Marriott International, Inc. Class A	70,607	14,249
McDonald's Corp.	197,205	57,821
MGM Resorts International	85,929	4,363
NIKE, Inc. Class B	332,462	36,701
NVR, Inc. (a)	810	5,108
O'Reilly Automotive, Inc. (a)	16,503	15,278
Pool Corp.	10,212	3,929
PulteGroup, Inc.	60,211	5,081
Rivian Automotive, Inc. Class A (a)	160,012	4,423
Ross Stores, Inc.	90,983	10,430
Royal Caribbean Cruises Ltd. (a)	59,865	6,532
Starbucks Corp.	300,546	30,526
Tesla, Inc. (a)	725,062	193,903
The Home Depot, Inc.	274,763	91,727
The TJX Cos., Inc.	311,514	26,955
Tractor Supply Co.	29,675	6,647
Ulta Beauty, Inc. (a)	13,580	6,040
Yum China Holdings, Inc.	109,420	6,677
Yum! Brands, Inc.	75,941	10,455
		1,097,859
Consumer Staples (6.5%):
Altria Group, Inc.	483,154	21,945
Archer-Daniels-Midland Co.	146,261	12,426
Brown-Forman Corp. Class B	81,889	5,781
Bunge Ltd.	39,981	4,345
Campbell Soup Co.	53,284	2,441
Church & Dwight Co., Inc.	65,791	6,294
Colgate-Palmolive Co.	223,863	17,072
Conagra Brands, Inc.	127,208	4,174
Constellation Brands, Inc. Class A	44,757	12,210
Costco Wholesale Corp.	119,625	67,070
Dollar General Corp.	60,274	10,178
Dollar Tree, Inc. (a)	59,629	9,202
General Mills, Inc.	158,954	11,880
Hormel Foods Corp.	78,075	3,192
Kellogg Co.	91,233	6,103
Keurig Dr Pepper, Inc.	244,358	8,311
Kimberly-Clark Corp.	90,989	11,747
Lamb Weston Holdings, Inc.	38,011	3,939
McCormick & Co., Inc.	67,592	6,048
Mondelez International, Inc. Class A	367,535	27,245
Monster Beverage Corp. (a)	199,734	11,483
PepsiCo, Inc.	371,295	69,603
Philip Morris International, Inc.	417,929	41,676
Sysco Corp.	136,846	10,443
Target Corp.	124,096	16,935
The Clorox Co.	33,301	5,044
The Coca-Cola Co.	1,154,192	71,479
The Estee Lauder Cos., Inc.	62,458	11,242
The Hershey Co.	39,621	9,165
The J.M. Smucker Co.	27,886	4,201
The Kraft Heinz Co.	297,225	10,754
The Kroger Co.	191,049	9,293
The Procter & Gamble Co.	636,004	99,407
Tyson Foods, Inc. Class A	75,459	4,205
Walgreens Boots Alliance, Inc.	192,994	5,784

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory 500 Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Walmart, Inc.	378,057	$60,436
		692,753
Electronic Equipment, Instruments & Components (0.5%):
Amphenol Corp. Class A	158,697	14,015
CDW Corp.	36,500	6,828
Corning, Inc.	205,403	6,971
Keysight Technologies, Inc. (a)	47,599	7,667
Teledyne Technologies, Inc. (a)	12,510	4,811
Trimble, Inc. (a)	66,576	3,582
Zebra Technologies Corp. (a)	13,720	4,225
		48,099
Energy (4.3%):
Baker Hughes Co.	269,889	9,659
Cheniere Energy, Inc.	65,043	10,528
Chevron Corp.	514,022	84,125
ConocoPhillips	328,571	38,679
Coterra Energy, Inc.	202,973	5,590
Devon Energy Corp.	174,549	9,426
Diamondback Energy, Inc.	47,068	6,934
EOG Resources, Inc.	158,355	20,987
Exxon Mobil Corp.	1,110,255	119,064
Halliburton Co.	243,732	9,525
Hess Corp.	74,805	11,350
Kinder Morgan, Inc.	527,256	9,338
Marathon Oil Corp.	169,749	4,459
Marathon Petroleum Corp.	120,115	15,978
Occidental Petroleum Corp.	245,035	15,469
ONEOK, Inc.	119,290	7,997
Phillips 66	127,417	14,213
Pioneer Natural Resources Co.	62,721	14,154
Schlumberger NV	382,279	22,302
Targa Resources Corp.	59,878	4,909
Texas Pacific Land Corp.	2,077	3,129
The Williams Cos., Inc.	328,454	11,315
Valero Energy Corp.	100,059	12,899
		462,029
Financials (12.8%):
Aflac, Inc.	148,541	10,746
American Express Co.	200,628	33,882
American International Group, Inc.	198,755	11,981
Ameriprise Financial, Inc.	28,382	9,890
Aon PLC Class A	54,752	17,439
Apollo Global Management, Inc.	106,455	8,698
Arch Capital Group Ltd. (a)	96,723	7,514
Ares Management Corp. Class A	37,402	3,711
Arthur J. Gallagher & Co.	56,607	12,159
Bank of America Corp.	2,157,764	69,049
Berkshire Hathaway, Inc. Class A	92	49,257
Berkshire Hathaway, Inc. Class B (a)	351,003	123,539
BlackRock, Inc.	39,692	29,326
Blackstone, Inc.	187,302	19,627
Block, Inc. (a)	143,435	11,551
Brown & Brown, Inc.	64,132	4,518
Capital One Financial Corp.	101,708	11,902
Cboe Global Markets, Inc.	28,507	3,982
Cincinnati Financial Corp.	41,528	4,468
Citigroup, Inc.	524,008	24,974

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory 500 Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Citizens Financial Group, Inc.	129,206	$4,168
CME Group, Inc.	96,009	19,102
Discover Financial Services	69,909	7,379
Everest Group, Ltd.	7,812	2,816
FactSet Research Systems, Inc.	10,312	4,486
Fidelity National Information Services, Inc.	158,370	9,562
Fifth Third Bancorp	183,196	5,331
First Horizon Corp.	141,875	1,934
Fiserv, Inc. (a)	167,644	21,158
FleetCor Technologies, Inc. (a)	18,690	4,652
Franklin Resources, Inc.	78,237	2,288
Global Payments, Inc.	70,235	7,743
Huntington Bancshares, Inc.	383,461	4,694
Intercontinental Exchange, Inc.	149,155	17,123
JPMorgan Chase & Co.	785,567	124,088
KeyCorp	251,520	3,096
KKR & Co., Inc.	174,111	10,339
Loews Corp.	52,583	3,294
LPL Financial Holdings, Inc.	20,998	4,816
M&T Bank Corp.	44,783	6,263
Markel Group, Inc. (a)	3,543	5,136
MarketAxess Holdings, Inc.	9,936	2,675
Marsh & McLennan Cos., Inc.	133,332	25,122
Mastercard, Inc. Class A	226,913	89,467
MetLife, Inc.	175,359	11,042
Moody's Corp.	49,389	17,422
Morgan Stanley	350,842	32,123
MSCI, Inc.	20,910	11,460
Nasdaq, Inc.	90,963	4,593
Northern Trust Corp.	55,063	4,412
NU Holdings Ltd. Class A (a)	545,284	4,341
PayPal Holdings, Inc. (a)	301,958	22,895
Principal Financial Group, Inc.	64,883	5,182
Prudential Financial, Inc.	99,210	9,573
Raymond James Financial, Inc.	52,251	5,751
Regions Financial Corp.	251,918	5,132
S&P Global, Inc.	86,808	34,247
State Street Corp.	91,940	6,660
Synchrony Financial	116,643	4,029
T. Rowe Price Group, Inc.	59,286	7,308
The Allstate Corp.	70,281	7,919
The Bank of New York Mellon Corp.	216,805	9,834
The Carlyle Group, Inc.	54,005	1,925
The Charles Schwab Corp.	453,981	30,008
The Goldman Sachs Group, Inc.	89,523	31,859
The Hartford Financial Services Group, Inc.	84,397	6,067
The PNC Financial Services Group, Inc.	108,106	14,799
The Progressive Corp.	157,802	19,880
The Travelers Cos., Inc.	62,571	10,800
Truist Financial Corp.	357,684	11,882
U.S. Bancorp	412,776	16,379
Visa, Inc. Class A	438,855	104,329
W.R. Berkley Corp.	56,342	3,476
Wells Fargo & Co.	1,022,793	47,212
		1,357,484
Health Care (13.0%):
Abbott Laboratories	463,850	51,640
AbbVie, Inc.	477,015	71,352
Agilent Technologies, Inc.	79,818	9,719

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory 500 Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Align Technology, Inc. (a)	19,414	$7,336
Alnylam Pharmaceuticals, Inc. (a)	33,130	6,474
AmerisourceBergen Corp.	45,257	8,459
Amgen, Inc.	143,955	33,707
Avantor, Inc. (a)	176,369	3,628
Baxter International, Inc.	136,055	6,154
Becton Dickinson & Co.	76,537	21,325
Biogen, Inc. (a)	38,952	10,524
BioMarin Pharmaceutical, Inc. (a)	49,101	4,317
Bio-Rad Laboratories, Inc. Class A (a)	5,619	2,278
Boston Scientific Corp. (a)	382,277	19,821
Bristol-Myers Squibb Co.	565,811	35,188
Cardinal Health, Inc.	68,763	6,290
Catalent, Inc. (a)	46,609	2,261
Centene Corp. (a)	147,130	10,018
CVS Health Corp.	346,185	25,857
Danaher Corp.	178,740	45,589
Dexcom, Inc. (a)	102,090	12,716
Edwards Lifesciences Corp. (a)	162,356	13,325
Elevance Health, Inc.	64,017	30,192
Eli Lilly & Co.	228,010	103,642
GE HealthCare Technologies, Inc.	97,900	7,636
Gilead Sciences, Inc.	336,208	25,599
HCA Healthcare, Inc.	55,254	15,074
Hologic, Inc. (a)	65,804	5,226
Horizon Therapeutics PLC (a)	60,957	6,112
Humana, Inc.	33,692	15,392
ICON PLC (a)	22,011	5,534
IDEXX Laboratories, Inc. (a)	22,127	12,275
Illumina, Inc. (a)	42,595	8,185
Incyte Corp. (a)	59,508	3,792
Insulet Corp. (a)	18,536	5,130
Intuitive Surgical, Inc. (a)	93,517	30,337
IQVIA Holdings, Inc. (a)	49,568	11,091
Johnson & Johnson	702,092	117,621
Laboratory Corp. of America Holdings	23,859	5,104
McKesson Corp.	36,918	14,856
Medtronic PLC	358,605	31,471
Merck & Co., Inc.	683,520	72,897
Mettler-Toledo International, Inc. (a)	5,840	7,344
Moderna, Inc. (a)	90,107	10,602
Molina Healthcare, Inc. (a)	15,587	4,746
Pfizer, Inc.	1,513,300	54,570
Quest Diagnostics, Inc.	29,712	4,017
Regeneron Pharmaceuticals, Inc. (a)	27,714	20,561
ResMed, Inc.	39,209	8,718
Revvity, Inc.	34,054	4,187
Royalty Pharma PLC Class A	100,358	3,149
Seagen, Inc. (a)	49,350	9,464
STERIS PLC	26,499	5,977
Stryker Corp.	94,980	26,918
The Cigna Group	78,483	23,160
The Cooper Cos., Inc.	13,191	5,161
Thermo Fisher Scientific, Inc.	103,909	57,011
UnitedHealth Group, Inc.	251,487	127,345
Veeva Systems, Inc. Class A (a)	37,612	7,681
Vertex Pharmaceuticals, Inc. (a)	69,310	24,421
Viatris, Inc.	322,650	3,398
Waters Corp. (a)	16,016	4,424
West Pharmaceutical Services, Inc.	19,986	7,356

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory 500 Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Zimmer Biomet Holdings, Inc.	56,631	$7,824
Zoetis, Inc.	124,925	23,497
		1,386,675
Industrials (8.7%):
3M Co.	148,410	16,548
AMETEK, Inc.	62,031	9,838
Automatic Data Processing, Inc.	110,588	27,344
Axon Enterprise, Inc. (a)	18,464	3,433
Booz Allen Hamilton Holding Corp.	34,947	4,231
Broadridge Financial Solutions, Inc.	31,412	5,275
Carlisle Cos., Inc.	13,651	3,784
Carrier Global Corp.	224,890	13,392
Caterpillar, Inc.	139,202	36,912
Cintas Corp.	23,287	11,691
Copart, Inc. (a)	115,566	10,215
CoStar Group, Inc. (a)	108,544	9,114
CSX Corp.	556,060	18,528
Cummins, Inc.	37,351	9,741
Deere & Co.	79,886	34,319
Delta Air Lines, Inc.	172,872	7,997
Dover Corp.	37,289	5,443
Eaton Corp. PLC	107,297	22,030
Emerson Electric Co.	154,044	14,072
Equifax, Inc.	33,010	6,737
Expeditors International of Washington, Inc.	41,208	5,246
Fastenal Co.	153,892	9,020
FedEx Corp.	62,601	16,899
Fortive Corp.	95,139	7,454
General Dynamics Corp.	73,244	16,376
General Electric Co.	290,725	33,212
HEICO Corp.	11,317	1,992
HEICO Corp. Class A	19,926	2,797
Honeywell International, Inc.	180,125	34,968
Howmet Aerospace, Inc.	110,036	5,627
Hubbell, Inc.	14,450	4,508
IDEX Corp.	20,333	4,591
Illinois Tool Works, Inc.	82,244	21,657
Ingersoll Rand, Inc.	109,173	7,126
J.B. Hunt Transport Services, Inc.	22,086	4,504
Jacobs Solutions, Inc.	33,819	4,241
Johnson Controls International PLC	183,414	12,756
L3Harris Technologies, Inc.	51,331	9,727
Leidos Holdings, Inc.	34,702	3,246
Lockheed Martin Corp.	68,826	30,722
Nordson Corp.	13,714	3,451
Norfolk Southern Corp.	61,408	14,344
Northrop Grumman Corp.	41,262	18,362
Old Dominion Freight Line, Inc.	25,615	10,745
Otis Worldwide Corp.	111,845	10,173
PACCAR, Inc.	137,820	11,870
Parker-Hannifin Corp.	34,234	14,036
Paychex, Inc.	86,489	10,852
Paycom Software, Inc.	13,823	5,097
Quanta Services, Inc.	38,433	7,749
Republic Services, Inc.	55,381	8,369
Rockwell Automation, Inc.	30,944	10,406
Rollins, Inc.	66,383	2,710
RTX Corp.	394,939	34,727
Snap-on, Inc.	14,033	3,823

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory 500 Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Southwest Airlines Co.	160,214	$5,473
SS&C Technologies Holdings, Inc.	59,084	3,442
Stanley Black & Decker, Inc.	40,841	4,054
Textron, Inc.	54,771	4,260
The Boeing Co. (a)	161,280	38,522
Trane Technologies PLC	61,757	12,317
TransDigm Group, Inc.	14,278	12,846
TransUnion	51,484	4,103
Uber Technologies, Inc. (a)	510,791	25,264
Union Pacific Corp.	164,956	38,273
United Airlines Holdings, Inc. (a)	87,300	4,741
United Parcel Service, Inc. Class B	196,753	36,818
United Rentals, Inc.	18,512	8,602
Verisk Analytics, Inc.	41,288	9,453
W.W. Grainger, Inc.	12,124	8,953
Waste Management, Inc.	105,633	17,302
Westinghouse Air Brake Technologies Corp.	48,540	5,749
Xylem, Inc.	64,407	7,262
		921,461
IT Services (1.3%):
Accenture PLC Class A	177,496	56,151
Cloudflare, Inc. Class A (a)	75,213	5,172
Cognizant Technology Solutions Corp. Class A	137,301	9,066
EPAM Systems, Inc. (a)	15,083	3,572
Gartner, Inc. (a)	19,183	6,783
International Business Machines Corp.	243,744	35,143
MongoDB, Inc. (a)	17,932	7,592
Snowflake, Inc. Class A (a)	74,562	13,251
VeriSign, Inc. (a)	27,992	5,905
		142,635
Materials (2.4%):
Air Products and Chemicals, Inc.	58,674	17,915
Albemarle Corp.	31,596	6,707
Avery Dennison Corp.	21,354	3,929
Ball Corp.	83,918	4,925
Celanese Corp.	29,244	3,667
CF Industries Holdings, Inc.	52,250	4,289
Corteva, Inc.	192,171	10,844
Dow, Inc.	190,029	10,731
DuPont de Nemours, Inc.	133,930	10,397
Ecolab, Inc.	68,253	12,500
FMC Corp.	33,391	3,213
Freeport-McMoRan, Inc.	377,988	16,877
International Flavors & Fragrances, Inc.	68,736	5,816
International Paper Co.	93,436	3,369
Linde PLC	130,983	51,171
LyondellBasell Industries NV Class A	69,351	6,856
Martin Marietta Materials, Inc.	16,572	7,399
Newmont Corp.	213,985	9,184
Nucor Corp.	67,524	11,620
PPG Industries, Inc.	63,402	9,124
Reliance Steel & Aluminum Co.	15,690	4,595
Southern Copper Corp.	22,926	2,005
Steel Dynamics, Inc.	43,480	4,634
The Mosaic Co.	90,714	3,697
The Sherwin-Williams Co.	64,100	17,724
Vulcan Materials Co.	35,849	7,905

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory 500 Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Westlake Corp.	8,940	$1,229
		252,322
Real Estate (2.3%):
Alexandria Real Estate Equities, Inc.	46,196	5,806
American Tower Corp.	124,268	23,649
AvalonBay Communities, Inc.	37,721	7,116
CBRE Group, Inc. Class A (a)	82,709	6,890
Crown Castle, Inc.	115,578	12,516
Digital Realty Trust, Inc.	78,493	9,782
Equinix, Inc.	24,947	20,205
Equity LifeStyle Properties, Inc.	47,668	3,393
Equity Residential	99,846	6,584
Essex Property Trust, Inc.	17,282	4,209
Extra Space Storage, Inc.	55,724	7,777
Gaming and Leisure Properties, Inc.	67,192	3,189
Healthpeak Properties, Inc.	147,408	3,218
Invitation Homes, Inc.	164,831	5,852
Iron Mountain, Inc.	77,590	4,764
Kimco Realty Corp.	163,403	3,311
Mid-America Apartment Communities, Inc.	31,120	4,657
Prologis, Inc.	248,948	31,056
Public Storage	41,668	11,740
Realty Income Corp.	178,071	10,857
SBA Communications Corp.	28,815	6,309
Simon Property Group, Inc.	87,254	10,872
Sun Communities, Inc.	32,732	4,265
UDR, Inc.	87,853	3,591
Ventas, Inc.	106,756	5,180
VICI Properties, Inc.	270,582	8,518
Welltower, Inc.	132,273	10,866
Weyerhaeuser Co.	197,434	6,725
WP Carey, Inc.	56,214	3,796
		246,693
Semiconductors & Semiconductor Equipment (7.2%):
Advanced Micro Devices, Inc. (a)	430,330	49,230
Analog Devices, Inc.	136,373	27,210
Applied Materials, Inc.	227,286	34,454
Broadcom, Inc.	110,405	99,215
Enphase Energy, Inc. (a)	35,695	5,420
Entegris, Inc.	39,869	4,374
First Solar, Inc. (a)	27,016	5,603
GLOBALFOUNDRIES, Inc. (a)(b)	20,573	1,310
Intel Corp.	1,115,298	39,894
KLA Corp.	37,333	19,187
Lam Research Corp.	36,014	25,876
Marvell Technology, Inc.	230,015	14,981
Microchip Technology, Inc.	144,727	13,596
Micron Technology, Inc.	294,171	21,001
Monolithic Power Systems, Inc.	11,896	6,656
NVIDIA Corp.	636,666	297,508
ON Semiconductor Corp. (a)	115,290	12,422
QUALCOMM, Inc.	300,594	39,730
Skyworks Solutions, Inc.	42,858	4,902
Teradyne, Inc.	41,990	4,742
Texas Instruments, Inc.	244,305	43,975
		771,286

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory 500 Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Software (10.4%):
Adobe, Inc. (a)	122,185	$66,734
ANSYS, Inc. (a)	23,250	7,954
Aspen Technology, Inc. (a)	17,313	3,090
Atlassian Corp. Class A (a)	40,063	7,289
Autodesk, Inc. (a)	58,169	12,331
Cadence Design Systems, Inc. (a)	72,846	17,047
Crowdstrike Holdings, Inc. Class A (a)	57,081	9,228
Datadog, Inc. Class A (a)	69,286	8,087
DocuSign, Inc. (a)	53,666	2,888
Dynatrace, Inc. (a)	57,665	3,154
Fair Isaac Corp. (a)	6,578	5,512
Fortinet, Inc. (a)	191,659	14,896
Gen Digital, Inc.	156,796	3,050
HubSpot, Inc. (a)	12,650	7,344
Intuit, Inc.	73,463	37,591
Microsoft Corp.	1,966,648	660,636
Oracle Corp.	414,325	48,571
Palantir Technologies, Inc. Class A (a)	464,227	9,210
Palo Alto Networks, Inc. (a)	79,949	19,984
PTC, Inc. (a)	29,651	4,323
Roper Technologies, Inc.	28,591	14,097
Salesforce, Inc. (a)	261,503	58,841
ServiceNow, Inc. (a)	54,180	31,587
Splunk, Inc. (a)	40,160	4,351
Synopsys, Inc. (a)	40,679	18,379
Tyler Technologies, Inc. (a)	11,161	4,427
VMware, Inc. Class A (a)	57,346	9,039
Workday, Inc. Class A (a)	53,913	12,784
Zoom Video Communications, Inc. Class A (a)	58,279	4,275
Zscaler, Inc. (a)	22,938	3,679
		1,110,378
Technology Hardware, Storage & Peripherals (8.1%):
Apple, Inc.	4,265,456	837,949
Hewlett Packard Enterprise Co.	345,566	6,006
HP, Inc.	264,778	8,693
NetApp, Inc.	58,117	4,534
Seagate Technology Holdings PLC	55,110	3,499
Western Digital Corp. (a)	84,365	3,590
		864,271
Utilities (2.4%):
Alliant Energy Corp.	67,673	3,637
Ameren Corp.	69,934	5,991
American Electric Power Co., Inc.	138,534	11,739
American Water Works Co., Inc.	49,057	7,232
Atmos Energy Corp.	38,595	4,697
Avangrid, Inc.	18,761	696
CenterPoint Energy, Inc.	169,785	5,109
CMS Energy Corp.	77,737	4,747
Consolidated Edison, Inc.	95,717	9,080
Constellation Energy Corp.	88,192	8,524
Dominion Energy, Inc.	225,109	12,055
DTE Energy Co.	54,897	6,275
Duke Energy Corp.	207,607	19,436
Edison International	102,950	7,408
Entergy Corp.	56,991	5,853
Evergy, Inc.	61,262	3,674
Eversource Energy	93,948	6,795

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory 500 Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Exelon Corp.	268,008	$11,219
FirstEnergy Corp.	154,272	6,077
NextEra Energy, Inc.	530,453	38,882
PG&E Corp. (a)	471,562	8,304
PPL Corp.	198,602	5,468
Public Service Enterprise Group, Inc.	134,512	8,490
Sempra Energy	84,741	12,628
The AES Corp.	180,073	3,895
The Southern Co.	293,560	21,236
WEC Energy Group, Inc.	85,038	7,642
Xcel Energy, Inc.	147,533	9,255
		256,044
Total Common Stocks (Cost $3,276,507)		10,615,095

Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21% (d)	696,458	696
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22% (d)	696,458	697
Invesco Government & Agency Portfolio, Institutional Shares, 5.22% (d)	696,458	697
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.24% (d)	696,458	696
Total Collateral for Securities Loaned (Cost $2,786)		2,786
Total Investments (Cost $3,279,293) — 99.7%		10,617,881
Other assets in excess of liabilities — 0.3%		27,287
NET ASSETS - 100.00%		$10,645,168

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Amount represents less than 0.05% of net assets.
(d)	Rate disclosed is the daily yield on July 31, 2023.

PLC—Public Limited Company

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures	116	9/15/23	$25,770,881	$26,764,100	$993,219

	Total unrealized appreciation				$993,219
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$993,219

Victory Portfolios III	Schedule of Portfolio Investments
Victory Global Managed Volatility Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Australia (3.2%):
Consumer Discretionary (0.5%):
Wesfarmers Ltd.	72,021	$2,406

Consumer Staples (0.7%):
Coles Group Ltd.	108,537	1,327
Woolworths Group Ltd.	83,361	2,164
		3,491
Financials (0.5%):
Medibank Pvt. Ltd.	1,050,571	2,479

Information Technology (0.1%):
Atlassian Corp. Class A(a)	3,975	723

Materials (1.4%):
BHP Group Ltd.	132,877	4,134
Fortescue Metals Group Ltd.	81,622	1,200
Rio Tinto Ltd.	27,475	2,175
		7,509
		16,608
Belgium (0.2%):
Financials (0.2%):
KBC Group NV	17,098	1,287

Brazil (0.8%):
Energy (0.4%):
Petroleo Brasileiro SA Preference Shares	295,400	1,944

Financials (0.4%):
BB Seguridade Participacoes SA	264,800	1,743
Itau Unibanco Holding SA Preference Shares	35,445	215
		1,958
Industrials (0.0%):(b)
WEG SA	6,400	54

Materials (0.0%):(b)
Vale SA	22,297	326
		4,282
Canada (2.9%):
Consumer Discretionary (0.8%):
Dollarama, Inc.	42,960	2,830
Lululemon Athletica, Inc.(a)	3,407	1,290
Magna International, Inc.	1,253	80
		4,200
Consumer Staples (0.5%):
Alimentation Couche-Tard, Inc.	47,858	2,423
Loblaw Cos. Ltd.	2,363	210
		2,633
Energy (0.0%):(b)
ARC Resources Ltd.	12,057	182

Financials (0.7%):
iA Financial Corp., Inc.	4,632	321
Sun Life Financial, Inc.	6,758	356
The Toronto-Dominion Bank	47,243	3,116
		3,793
Information Technology (0.9%):
CGI, Inc.(a)	16,304	1,657
Constellation Software, Inc.	1,403	2,965
		4,622

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Global Managed Volatility Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (0.0%):(b)
Nutrien Ltd.	1,356	$93
		15,523
China (1.5%):
Communication Services (0.0%):(b)
NetEase, Inc.	5,900	128

Consumer Discretionary (0.5%):
Alibaba Group Holding Ltd.(a)	16,400	210
ANTA Sports Products Ltd.	97,828	1,159
BYD Co. Ltd. Class H	2,500	89
Topsports International Holdings Ltd.(c)	1,124,000	1,039
Vipshop Holdings Ltd., ADR(a)	8,117	153
		2,650
Consumer Staples (0.3%):
Nongfu Spring Co., Ltd. Class H(c)	229,400	1,338
Tingyi Cayman Islands Holding Corp.	212,000	327
		1,665
Energy (0.1%):
China Shenhua Energy Co. Ltd. Class H	64,500	193

Financials (0.3%):
Bank of China Ltd. Class H	636,000	236
China Merchants Bank Co. Ltd. Class H	23,261	116
Industrial & Commercial Bank of China Ltd. Class H	349,000	170
The People's Insurance Co. Group of China Ltd. Class H	2,257,000	869
		1,391
Health Care (0.1%):
CSPC Pharmaceutical Group Ltd.	658,000	550

Industrials (0.1%):
COSCO SHIPPING Holdings Co. Ltd. Class H	600,500	636

Information Technology (0.1%):
Sunny Optical Technology Group Co. Ltd.	49,600	486

Utilities (0.0%):(b)
ENN Energy Holdings Ltd.	7,801	95
		7,794
Denmark (1.5%):
Consumer Discretionary (0.4%):
Pandora A/S	21,023	2,103

Consumer Staples (0.0%):(b)
Carlsberg A/S Class B	927	139

Health Care (1.1%):
Coloplast A/S Class B	9,117	1,133
Novo Nordisk A/S Class B	26,759	4,316
		5,449
		7,691
Finland (0.9%):
Communication Services (0.1%):
Elisa Oyj	11,435	596

Health Care (0.3%):
Orion Oyj Class B	36,691	1,410

Industrials (0.5%):
Kone Oyj Class B	53,377	2,738
		4,744

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Global Managed Volatility Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
France (2.0%):
Communication Services (0.0%):(b)
Publicis Groupe SA	1,724	$139

Consumer Discretionary (0.9%):
Hermes International	852	1,886
La Francaise des Jeux SAEM(c)	25,298	966
LVMH Moet Hennessy Louis Vuitton SE	2,110	1,959
		4,811
Consumer Staples (0.7%):
L'Oreal SA	7,301	3,395

Energy (0.0%):(b)
TotalEnergies SE	3,665	223

Financials (0.0%):(b)
Wendel Se	2,283	225

Health Care (0.2%):
Ipsen SA	6,939	874

Industrials (0.1%):
Cie de Saint-Gobain	3,641	246
Dassault Aviation SA	272	53
Schneider Electric SE	1,048	187
Thales SA	1,058	158
		644
Information Technology (0.1%):
Capgemini SE	1,290	234

Utilities (0.0%):(b)
Veolia Environnement SA	4,542	148
		10,693
Germany (0.7%):
Consumer Discretionary (0.1%):
Mercedes-Benz Group AG	3,290	263

Industrials (0.6%):
DHL Group Registered Shares	61,250	3,149

Utilities (0.0%):(b)
RWE AG	2,122	91
		3,503
Hong Kong (0.7%):
Consumer Discretionary (0.3%):
Bosideng International Holdings Ltd.	524,000	240
Chow Tai Fook Jewellery Group Ltd.	677,000	1,182
		1,422
Consumer Staples (0.0%):(b)
WH Group Ltd.(c)	278,000	152

Financials (0.0%):(b)
Futu Holdings Ltd., ADR(d)	1,910	115

Information Technology (0.4%):
Kingboard Laminates Holdings Ltd.	231,500	238
Lenovo Group Ltd.	1,462,000	1,683
		1,921
		3,610
India (1.1%):
Financials (0.5%):
ICICI Bank Ltd.	210,282	2,563

Industrials (0.0%):(b)
Bharat Electronics Ltd.	55,034	87

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Global Managed Volatility Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (0.6%):
HCL Technologies Ltd.	16,887	$230
Infosys Ltd.	93,989	1,556
Tata Consultancy Services Ltd.	29,055	1,210
		2,996
Materials (0.0%):(b)
Vedanta Ltd.	51,767	174
		5,820
Indonesia (0.9%):
Communication Services (0.2%):
PT Telkom Indonesia Persero Tbk	5,072,200	1,250

Consumer Staples (0.1%):
PT Unilever Indonesia Tbk	1,222,900	312

Energy (0.1%):
PT Adaro Energy Indonesia Tbk	4,932,600	790

Financials (0.5%):
PT Bank Central Asia Tbk	4,205,500	2,548
		4,900
Ireland (0.6%):
Information Technology (0.6%):
Accenture PLC Class A	9,539	3,018

Israel (0.7%):
Communication Services (0.2%):
Bezeq The Israeli Telecommunication Corp. Ltd.	748,649	991

Information Technology (0.5%):
Check Point Software Technologies Ltd.	21,371	2,826
		3,817
Italy (0.0%):(b)
Industrials (0.0%):
Prysmian SpA	4,183	167

Japan (4.0%):
Communication Services (1.0%):
CyberAgent, Inc.(d)	145,500	920
KDDI Corp.	101,400	2,985
Nintendo Co. Ltd.	22,500	1,018
Nippon Telegraph & Telephone Corp.	202,500	232
		5,155
Consumer Discretionary (0.6%):
Honda Motor Co. Ltd.	12,100	386
Yamaha Motor Co. Ltd.	8,300	243
ZOZO, Inc.	118,300	2,310
		2,939
Financials (0.0%):(b)
Tokio Marine Holdings, Inc.	11,900	274

Health Care (0.7%):
Astellas Pharma, Inc.	136,827	2,001
Hoya Corp.	13,700	1,596
		3,597
Industrials (0.9%):
BayCurrent Consulting, Inc.	16,400	530
Hitachi Ltd.	4,573	299
ITOCHU Corp.	12,622	511

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Global Managed Volatility Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Recruit Holdings Co. Ltd.	81,000	$2,806
SG Holdings Co. Ltd.	31,800	464
Taisei Corp.	9,400	356
		4,966
Information Technology (0.6%):
Nomura Research Institute Ltd.	44,300	1,259
Oracle Corp.	20,000	1,402
TIS, Inc.	21,900	555
		3,216
Materials (0.2%):
Nissan Chemical Corp.	22,300	1,002
		21,149
Mexico (0.9%):
Communication Services (0.6%):
America Movil SAB de CV Class B	2,719,797	2,851

Consumer Staples (0.3%):
Fomento Economico Mexicano SAB de CV	5,014	57
Wal-Mart de Mexico SAB de CV	371,618	1,547
		1,604
Financials (0.0%):(b)
Grupo Financiero Banorte SAB de CV Class O	16,246	154

Materials (0.0%):(b)
Grupo Mexico SAB de CV Class B	10,822	57
		4,666
Netherlands (1.9%):
Communication Services (0.2%):
Koninklijke KPN NV	239,868	868

Consumer Staples (0.5%):
Koninklijke Ahold Delhaize NV	85,605	2,950

Financials (0.0%):(b)
ABN AMRO Bank NV(c)	5,392	92

Industrials (0.6%):
Wolters Kluwer NV	23,663	2,971

Information Technology (0.4%):
ASML Holding NV	3,219	2,306

Materials (0.2%):
OCI NV	29,910	852
		10,039
New Zealand (0.1%):
Communication Services (0.1%):
Spark New Zealand Ltd.	97,104	313

Norway (0.6%):
Energy (0.6%):
Equinor ASA	97,368	2,980

Materials (0.0%):(b)
Norsk Hydro ASA	21,113	138
		3,118
Russian Federation (0.0%):(b)
Communication Services (0.0%):
Mobile TeleSystems PJSC(e)(f)	480,728	12

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Global Managed Volatility Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Staples (0.0%):
X5 Retail Group NV, GDR(e)(f)	18,705	$2

Energy (0.0%):
LUKOIL PJSC(e)(f)	34,009	4
Tatneft PJSC(e)(f)	90,761	4
		8
Financials (0.0%):
Sberbank of Russia PJSC(e)(f)	409,312	—

Materials (0.0%):
MMC Norilsk Nickel PJSC(e)(f)	5,249	11
		33
Singapore (0.2%):
Financials (0.2%):
Singapore Exchange Ltd.	166,000	1,214

South Africa (1.1%):
Communication Services (0.3%):
MTN Group Ltd.	98,821	774
MultiChoice Group	211,232	1,045
		1,819
Consumer Staples (0.1%):
Clicks Group Ltd.	25,227	396

Financials (0.5%):
Capitec Bank Holdings Ltd.	18,418	1,848
FirstRand Ltd.	48,643	198
OUTsurance Group Ltd.	114,859	248
Standard Bank Group Ltd.	17,591	188
		2,482
Materials (0.2%):
Anglo American Platinum Ltd.	10,378	519
Kumba Iron Ore Ltd.	23,425	643
		1,162
		5,859
South Korea (0.4%):
Consumer Discretionary (0.2%):
F&F Co. Ltd.	12,215	992
Kia Corp.	2,268	147
		1,139
Financials (0.1%):
KB Financial Group, Inc.	2,140	86
Shinhan Financial Group Co. Ltd.	5,096	140
		226
Information Technology (0.1%):
LG Innotek Co. Ltd.	361	75
Samsung Electronics Co. Ltd.	7,438	407
		482
		1,847
Spain (1.2%):
Communication Services (0.0%):(b)
Telefonica SA	45,392	193

Consumer Discretionary (0.6%):
Industria de Diseno Textil SA	78,615	3,009

Financials (0.6%):
Banco Bilbao Vizcaya Argentaria SA	403,495	3,198
		6,400

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Global Managed Volatility Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Sweden (0.1%):
Industrials (0.1%):
Atlas Copco AB Class A	17,077	$242
Volvo AB Class B	9,051	200
		442
Switzerland (4.1%):
Communication Services (0.0%):(b)
Swisscom AG Registered Shares	486	313

Consumer Staples (0.8%):
Nestle SA Registered Shares	34,814	4,266

Financials (0.1%):
Partners Group Holding AG	301	338

Health Care (1.9%):
Novartis AG Registered Shares	50,031	5,239
Roche Holding AG	13,731	4,258
Roche Holding AG Class BR	1,592	528
		10,025
Industrials (1.2%):
Geberit AG Registered Shares	4,594	2,607
Kuehne + Nagel International AG Class R	4,124	1,291
SGS SA Registered Shares	26,925	2,615
		6,513
Information Technology (0.1%):
STMicroelectronics NV	5,919	316
		21,771
Taiwan (2.7%):
Consumer Discretionary (0.2%):
Feng TAY Enterprise Co. Ltd.(a)	80,000	541
momo.com, Inc.	12,000	229
Nien Made Enterprise Co. Ltd.	28,000	291
		1,061
Consumer Staples (0.1%):
Uni-President Enterprises Corp.	337,730	810

Financials (0.0%):(b)
CTBC Financial Holding Co. Ltd.(a)	263,000	220

Industrials (0.3%):
Voltronic Power Technology Corp.	12,000	670
Yang Ming Marine Transport Corp.	491,000	728
		1,398
Information Technology (2.1%):
Accton Technology Corp.	24,000	293
Advantech Co. Ltd.	36,293	453
eMemory Technology, Inc.	17,000	1,008
Micro-Star International Co. Ltd.	87,000	540
Novatek Microelectronics Corp.	72,000	974
Realtek Semiconductor Corp.	131,000	1,800
Taiwan Semiconductor Manufacturing Co. Ltd.	17,000	307
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	55,897	5,542
		10,917
		14,406
United Kingdom (2.7%):
Consumer Discretionary (0.3%):
Burberry Group PLC	9,799	280
JD Sports Fashion PLC	65,499	132

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Global Managed Volatility Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Next PLC	11,665	$1,055
		1,467
Consumer Staples (0.7%):
Imperial Brands PLC	79,108	1,869
Unilever PLC	38,783	2,083
		3,952
Energy (0.1%):
Shell PLC	12,349	374

Health Care (0.5%):
AstraZeneca PLC	900	129
GSK PLC	134,043	2,386
		2,515
Industrials (0.7%):
Bunzl PLC	4,307	160
Intertek Group PLC	11,935	668
RELX PLC	91,967	3,095
		3,923
Materials (0.4%):
Anglo American PLC	3,649	113
Rio Tinto PLC	26,529	1,753
		1,866
		14,097
United States (62.0%):
Communication Services (4.5%):
Alphabet, Inc. Class C(a)	103,380	13,761
AT&T, Inc.	11,499	167
Comcast Corp. Class A	7,896	357
Electronic Arts, Inc.	1,202	164
Meta Platforms, Inc. Class A(a)	23,735	7,562
Omnicom Group, Inc.	13,276	1,123
The Interpublic Group of Cos., Inc.	8,415	288
Verizon Communications, Inc.	5,945	203
		23,625
Consumer Discretionary (5.7%):
AutoZone, Inc.(a)	489	1,213
Bath & Body Works, Inc.	2,695	100
Best Buy Co., Inc.	15,058	1,251
Booking Holdings, Inc.(a)	557	1,655
Chipotle Mexican Grill, Inc.(a)	472	926
Domino's Pizza, Inc.	4,401	1,746
eBay, Inc.	52,519	2,338
Etsy, Inc.(a)	6,214	632
Lennar Corp. Class A	1,673	212
Lowe's Cos., Inc.	6,496	1,522
NVR, Inc.(a)	47	296
O'Reilly Automotive, Inc.(a)	1,818	1,683
Starbucks Corp.	14,209	1,443
Tesla, Inc.(a)	22,457	6,006
The Home Depot, Inc.	6,353	2,121
Tractor Supply Co.	635	142
Ulta Beauty, Inc.(a)	2,362	1,051
Yum! Brands, Inc.	41,775	5,751
		30,088
Consumer Staples (6.5%):
Altria Group, Inc.	116,323	5,283
Colgate-Palmolive Co.	66,941	5,105
Costco Wholesale Corp.	3,097	1,736
General Mills, Inc.	3,401	254
Kimberly-Clark Corp.	13,131	1,695

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Global Managed Volatility Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Philip Morris International, Inc.	65,680	$6,550
Target Corp.	13,655	1,864
The Hershey Co.	12,386	2,865
The Kroger Co.	39,931	1,942
The Procter & Gamble Co.	36,980	5,780
Walmart, Inc.	8,818	1,410
		34,484
Energy (2.7%):
ConocoPhillips	16,682	1,964
Devon Energy Corp.	27,691	1,495
EOG Resources, Inc.	37,261	4,938
Exxon Mobil Corp.	9,712	1,042
Marathon Petroleum Corp.	731	97
Pioneer Natural Resources Co.	13,673	3,086
Targa Resources Corp.	13,421	1,100
Texas Pacific Land Corp.	394	593
Valero Energy Corp.	1,132	146
		14,461
Financials (6.0%):
Aflac, Inc.	4,033	292
American Express Co.	820	138
Ameriprise Financial, Inc.	1,065	371
Aon PLC Class A	5,585	1,779
Discover Financial Services	27,076	2,858
Erie Indemnity Co. Class A	4,554	1,011
FactSet Research Systems, Inc.	2,164	941
First Citizens BancShares, Inc. Class A	46	66
FleetCor Technologies, Inc.(a)	879	219
JPMorgan Chase & Co.	3,112	492
LPL Financial Holdings, Inc.	1,036	238
MarketAxess Holdings, Inc.	3,274	881
Mastercard, Inc. Class A	12,242	4,827
MSCI, Inc.	4,025	2,206
Regions Financial Corp.	8,604	175
SEI Investments Co.	86,733	5,463
Synchrony Financial	6,579	227
T. Rowe Price Group, Inc.	26,688	3,290
The Progressive Corp.	759	96
The Western Union Co.	119,583	1,456
Visa, Inc. Class A	16,064	3,819
W.R. Berkley Corp.	14,250	879
		31,724
Health Care (10.0%):
AbbVie, Inc.	19,480	2,914
AmerisourceBergen Corp.	1,568	293
Amgen, Inc.	12,500	2,927
Biogen, Inc.(a)	389	105
Cardinal Health, Inc.	6,883	630
CVS Health Corp.	2,769	207
Edwards Lifesciences Corp.(a)	7,047	578
Elevance Health, Inc.	3,326	1,569
Eli Lilly & Co.	12,457	5,662
Gilead Sciences, Inc.	16,028	1,220
HCA Healthcare, Inc.	3,440	938
Hologic, Inc.(a)	16,086	1,278
Humana, Inc.	1,683	769
IDEXX Laboratories, Inc.(a)	3,339	1,852
Johnson & Johnson	50,251	8,419
McKesson Corp.	5,291	2,129
Merck & Co., Inc.	41,910	4,470
Mettler-Toledo International, Inc.(a)	1,040	1,308

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Global Managed Volatility Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Moderna, Inc.(a)	4,725	$556
Molina Healthcare, Inc.(a)	4,256	1,296
Pfizer, Inc.	7,826	282
Quest Diagnostics, Inc.	1,335	180
Regeneron Pharmaceuticals, Inc.(a)	206	153
The Cigna Group	862	254
UnitedHealth Group, Inc.	14,080	7,130
Veeva Systems, Inc. Class A(a)	6,809	1,390
Vertex Pharmaceuticals, Inc.(a)	472	166
Waters Corp.(a)	5,258	1,452
Zoetis, Inc.	13,619	2,562
		52,689
Industrials (8.2%):
3M Co.	31,557	3,519
Automatic Data Processing, Inc.	1,290	319
Booz Allen Hamilton Holding Corp.	13,818	1,673
Cintas Corp.	5,789	2,906
Cummins, Inc.	525	137
Deere & Co.	440	189
Dover Corp.	928	135
Expeditors International of Washington, Inc.	11,551	1,470
Fastenal Co.	46,882	2,748
Illinois Tool Works, Inc.	13,625	3,588
Jack Henry & Associates, Inc.	12,834	2,151
Leidos Holdings, Inc.	1,221	114
Lockheed Martin Corp.	14,162	6,322
Masco Corp.	2,534	154
Old Dominion Freight Line, Inc.	9,592	4,024
Otis Worldwide Corp.	34,727	3,159
Owens Corning	1,353	189
Paychex, Inc.	11,171	1,402
Rockwell Automation, Inc.	6,266	2,107
Union Pacific Corp.	7,195	1,669
United Parcel Service, Inc. Class B	14,956	2,799
United Rentals, Inc.	450	209
Verisk Analytics, Inc.	3,766	862
W.W. Grainger, Inc.	1,938	1,431
		43,276
Information Technology (17.0%):
Adobe, Inc.(a)	9,006	4,919
Apple, Inc.	132,760	26,080
Applied Materials, Inc.	9,828	1,490
Autodesk, Inc.(a)	9,047	1,918
Broadcom, Inc.	2,800	2,516
Cadence Design Systems, Inc.(a)	17,163	4,016
CDW Corp.	3,859	722
Cisco Systems, Inc.	62,422	3,248
Fair Isaac Corp.(a)	2,342	1,962
Fortinet, Inc.(a)	33,112	2,573
Gartner, Inc.(a)	562	199
HP, Inc.	28,235	927
International Business Machines Corp.	1,077	155
Keysight Technologies, Inc.(a)	861	139
KLA Corp.	3,631	1,866
Lam Research Corp.	1,053	757
Microchip Technology, Inc.	1,703	160
Microsoft Corp.	63,552	21,348
Motorola Solutions, Inc.	978	280
NetApp, Inc.	11,087	865
ON Semiconductor Corp.(a)	1,722	186
Parade Technologies Ltd.	31,000	910

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Global Managed Volatility Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Qorvo, Inc.(a)	7,433	$818
QUALCOMM, Inc.	16,674	2,204
Synopsys, Inc.(a)	3,342	1,510
TE Connectivity Ltd.	1,052	151
Teradyne, Inc.	11,498	1,299
Texas Instruments, Inc.	23,743	4,274
VeriSign, Inc.(a)	9,970	2,103
		89,595
Materials (1.1%):
CF Industries Holdings, Inc.	8,269	679
Dow, Inc.	10,219	577
LyondellBasell Industries NV Class A	2,151	213
Nucor Corp.	6,186	1,064
Steel Dynamics, Inc.	1,155	123
The Sherwin-Williams Co.	11,212	3,100
		5,756
Real Estate (0.2%):
American Tower Corp.	2,695	513
Equinix, Inc.	317	257
Prologis, Inc.	4,193	523
		1,293
Utilities (0.1%):
Evergy, Inc.	2,544	153
FirstEnergy Corp.	2,931	115
The AES Corp.	8,187	177
		445
		327,436
Total Common Stocks (Cost $456,356)		526,247

Collateral for Securities Loaned (0.0%)^(b)
United States (0.0%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21% (g)	3,285	3
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22% (g)	3,285	3
Invesco Government & Agency Portfolio, Institutional Shares, 5.22% (g)	3,285	4
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.24% (g)	3,285	3
Total Collateral for Securities Loaned (Cost $13)		13

Total Investments (Cost $456,369) — 99.7%		526,260
Other assets in excess of liabilities — 0.3%		1,816
NET ASSETS - 100.00%		$528,076

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Amount represents less than 0.05% of net assets.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2023, the fair value of these securities was $3,587 thousands and amounted to 0.7% of net assets.
(d)	All or a portion of this security is on loan.

(e)	The following table details the earliest acquisition date and cost of the Fund's restricted securities at July 31, 2023, (amount in thousands):

Security Name	Acquisition Date	Cost
LUKOIL PJSC	4/22/2020	$2,312
MMC Norilsk Nickel PJSC	9/30/2019	1,604
Mobile TeleSystems PJSC	11/11/2021	2,034
Sberbank of Russia PJSC	4/22/2020	1,393
Tatneft PJSC	12/21/2020	608
X5 Retail Group NV, GDR	11/11/2021	637

(f)	Security was fair valued using significant unobservable inputs as of July 31, 2023.
(g)	Rate disclosed is the daily yield on July 31, 2023.

ADR—American Depositary Receipt
GDR—Global Depositary Receipt
PLC—Public Limited Company

Victory Portfolios III	Schedule of Portfolio Investments
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)
Communication Services (3.7%):
AdTheorent Holding Co., Inc.	2,666	$4
Advantage Solutions, Inc.(a)	8,402	22
Altice USA, Inc. Class A(a)	37,338	127
AMC Entertainment Holdings, Inc.(a)(b)	56,104	279
AMC Networks, Inc. Class A(a)	3,280	41
Angi, Inc. Class A(a)	8,578	33
Anterix, Inc.(a)	2,026	57
Arena Group Holdings, Inc. The	2,000	8
Asset Entities, Inc. Class B(a)	337	—	(c)
AST SpaceMobile, Inc.(a)	7,151	31
Atlanta Braves Holdings, Inc.(a)	4,097	167
Atn International, Inc.	1,175	43
Bandwidth, Inc. Class A(a)	2,469	37
Boston Omaha Corp. Class A(a)	3,043	59
Brera Holdings PLC Class B(a)	371	1
Bumble, Inc. Class A(a)	10,696	198
BuzzFeed, Inc.	5,115	3
Cable One, Inc.	497	360
Cardlytics, Inc.(a)	3,571	42
Cargurus, Inc.(a)	9,419	213
Cars.com, Inc.(a)	6,638	151
Charge Enterprises, Inc.(a)	12,586	12
Chicken Soup For The Soul Entertainment, Inc.(a)(b)	1,387	2
Cinemark Holdings, Inc.(a)	11,736	196
Cineverse Corp.(a)	845	1
Clear Channel Outdoor Holdings, Inc.(a)	51,081	92
Cogent Communications Holdings, Inc.	4,655	285
comScore, Inc.	7,960	6
Consolidated Communications Holdings, Inc.(a)	7,961	28
Cumulus Media, Inc. Class A(a)	1,821	12
CuriosityStream, Inc.	3,066	3
Daily Journal Corp.(a)	133	39
DHI Group, Inc.(a)	4,471	17
EchoStar Corp. Class A(a)	3,611	70
Emerald Holding, Inc.(a)(b)	1,654	8
Endeavor Group Holdings, Inc. Class A(a)	19,965	471
Entravision Communications Corp. Class A	6,607	32
Eventbrite, Inc. Class A(a)	8,609	99
EverQuote, Inc. Class A(a)	2,078	15
FaZe Holdings, Inc.	5,320	2
FingerMotion, Inc.(b)	2,549	15
Frontier Communications Parent, Inc.(a)	23,876	435
fuboTV, Inc.(a)(b)	30,997	104
Gaia, Inc.(a)	1,418	3
Gannett Co., Inc.(a)	15,357	43
Genius Brands International, Inc.(a)(b)	3,244	7
Globalstar, Inc.(a)	76,905	83
Gogo, Inc.(a)	6,551	99
Gray Television, Inc.	8,897	84
Grindr, Inc.(a)	1,141	7
Harte-Hanks, Inc.(a)	617	4
IAC, Inc.(a)	8,551	595
IDT Corp. Class B(a)	1,731	41
iHeartMedia, Inc. Class A(a)	12,933	61
Innovid Corp.	11,718	14
Iridium Communications, Inc.	12,414	652
IZEA Worldwide, Inc.(a)	1,646	4

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
John Wiley & Sons, Inc. Class A	4,702	$161
KORE Group Holdings, Inc.(a)	3,940	5
Lee Enterprises, Inc.(a)	538	7
Liberty Broadband Corp. Class C(a)	12,832	1,144
Liberty Latin America Ltd. Class C(a)	15,559	129
Liberty Media Corp.-Liberty Formula One Class C(a)	21,702	1,576
Liberty Media Corp.-Liberty SiriusXM Class A(a)	10,312	327
Liberty Media Corp.-Liberty SiriusXM Class C(a)	21,563	686
Liberty TripAdvisor Holdings, Inc. Class A	7,796	6
Lions Gate Entertainment Corp. Class A(a)	6,028	46
Lions Gate Entertainment Corp. Class B(a)	13,049	96
LiveOne, Inc.	8,489	16
Lumen Technologies, Inc.(b)	108,536	194
Madison Square Garden Entertainment Corp.(a)	2,851	99
Madison Square Garden Sports Corp.	1,781	379
Magnite, Inc.(a)	12,718	192
MediaAlpha, Inc. Class A(a)	2,550	26
Nexstar Media Group, Inc.	3,825	714
Nextdoor Holdings, Inc.(a)(b)	12,719	40
Ooma, Inc.(a)	2,499	37
Outbrain, Inc.(a)	3,511	19
Pinterest, Inc. Class A(a)	63,791	1,849
Playstudios, Inc.(a)	8,818	43
Playtika Holding Corp.(a)	5,607	67
PubMatic, Inc. Class A(a)	4,491	90
QuinStreet, Inc.(a)	5,361	48
Quotient Technology, Inc.(a)	9,529	38
Radius Global Infrastructure, Inc. Class A(a)	9,598	143
Reservoir Media, Inc.(a)(b)	3,455	19
ROBLOX Corp. Class A(a)	46,926	1,842
Roku, Inc.(a)	13,208	1,272
Rumble, Inc.(b)	8,544	74
Saga Communications, Inc. Class A	491	11
Scholastic Corp.	3,118	135
Shenandoah Telecommunications Co.	5,277	99
Shutterstock, Inc.	2,630	135
Sinclair, Inc.(b)	4,104	57
Sirius XM Holdings, Inc.(b)	72,414	369
Skillz, Inc.(a)	1,444	17
Snap, Inc. Class A(a)	106,077	1,205
Sphere Entertainment Co.(a)	2,850	121
Spok Holdings, Inc.	1,942	28
Stagwell, Inc.(a)	12,035	81
SurgePays, Inc.(b)	924	5
System1, Inc.(a)	1,903	5
Taboola.com Ltd.	14,681	55
TechTarget, Inc.(a)	2,857	93
TEGNA, Inc.	24,204	409
Telephone and Data Systems, Inc.	10,697	86
The E.W. Scripps Co. Class A(a)	6,503	64
The Marcus Corp.	2,406	38
The New York Times Co. Class A	17,755	724
The Nft Gaming Co., Inc.(a)	1,034	1
The Trade Desk, Inc. Class A(a)	48,399	4,417
Thryv Holdings, Inc.(a)	3,511	83
Townsquare Media, Inc. Class A	826	10
TripAdvisor, Inc.(a)	11,613	217
TrueCar, Inc.(a)	7,043	17
United States Cellular Corp.(a)	1,544	27
Urban One, Inc.(a)	1,620	9

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Urban One, Inc.(a)	961	$6
Vimeo, Inc.(a)	15,476	64
Vinco Ventures, Inc.(a)(b)	1,364	1
Vivid Seats, Inc. Class A(a)	8,278	69
Warner Music Group Corp. Class A	13,476	425
WideOpenWest, Inc.(a)	5,654	47
World Wrestling Entertainment, Inc. Class A	4,652	488
Yelp, Inc.(a)	7,098	320
Zedge, Inc. Class B(a)	1,295	3
Ziff Davis, Inc.(a)	5,064	367
ZipRecruiter, Inc.(a)	3,996	74
ZoomInfo Technologies, Inc.(a)	30,986	792
		28,075
Consumer Discretionary (12.2%):
1-800-Flowers.com, Inc. Class A(a)	3,139	27
1stdibs.com, Inc.(a)(b)	2,603	11
2U, Inc.(a)	8,228	39
Abercrombie & Fitch Co.(a)	5,259	208
Academy Sports & Outdoors, Inc.	8,386	501
Accel Entertainment, Inc.(a)	6,418	73
Acushnet Holdings Corp.	3,520	210
Adient PLC(a)	10,341	440
ADT, Inc.	33,849	216
Adtalem Global Education, Inc.(a)	4,829	209
Airbnb, Inc. Class A(a)	42,088	6,405
Allbirds, Inc. Class A(a)	10,115	15
AMCON Distributing Co.(b)	18	4
American Axle & Manufacturing Holdings, Inc.(a)	11,919	113
American Eagle Outfitters, Inc.	18,674	262
American Outdoor Brands, Inc.(a)	1,242	12
American Public Education, Inc.(a)	1,967	10
America's Car-Mart, Inc.(a)	636	76
AMMO, Inc.(a)	9,678	20
Aramark	28,239	1,140
Arhaus, Inc.(a)(b)	2,204	25
Ark Restaurants Corp.	195	4
Arko Corp.	7,232	60
Asbury Automotive Group, Inc.(a)	2,352	531
Aterian, Inc.(b)	8,148	4
Autoliv, Inc.	9,438	953
AutoNation, Inc.(a)	3,082	496
AYRO, Inc.	3,487	3
Bally's Corp.(a)	4,244	69
BARK, Inc.(a)	9,922	14
Barnes & Noble Education, Inc.(a)	3,802	6
Bassett Furniture Industries, Inc.	914	16
Beazer Homes USA, Inc.(a)	3,056	103
Big 5 Sporting Goods Corp.(b)	2,285	22
Big Lots, Inc.(b)	3,045	31
Biglari Holdings, Inc. Class B(a)	228	46
BJ's Restaurants, Inc.(a)	2,486	94
Bloomin' Brands, Inc.	9,133	245
Bluegreen Vacations Holding Corp.	1,012	40
Boot Barn Holdings, Inc.(a)	3,233	304
Bowlero Corp.(a)(b)	10,814	131
Boyd Gaming Corp.	7,932	542
Bright Horizons Family Solutions, Inc.(a)	6,261	608
Brilliant Earth Group, Inc.	1,164	5
Brinker International, Inc.(a)	4,729	186

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Brunswick Corp.	7,636	$659
Build-A-Bear Workshop, Inc.	1,471	36
Burlington Stores, Inc.(a)	7,139	1,268
Caleres, Inc.	3,706	100
Camping World Holdings, Inc. Class A(b)	4,171	134
Canoo, Inc.(a)(b)	47,426	31
Canterbury Park Holding Corp.	253	6
CarParts.com, Inc.(a)	5,437	27
Carriage Services, Inc.	1,420	46
Carrols Restaurant Group, Inc.(a)	3,676	22
Carter's, Inc.	4,000	300
Carvana Co.(a)(b)	9,630	443
Cavco Industries, Inc.(a)	887	262
Cenntro Electric Group Ltd.(b)	18,598	7
Century Casinos, Inc.(a)	2,912	23
Century Communities, Inc.	3,063	237
Charles & Colvard Ltd.	2,775	2
Chegg, Inc.(a)	13,442	136
Chewy, Inc. Class A(a)	12,422	421
Chico's FAS, Inc.(a)	13,284	81
Choice Hotels International, Inc.	3,494	457
Churchill Downs, Inc.	7,205	835
Chuy's Holdings, Inc.(a)	1,952	81
Citi Trends, Inc.(a)	880	17
Clarus Corp.	2,678	24
Columbia Sportswear Co.	3,882	305
Conn's, Inc.(a)	1,601	8
ContextLogic, Inc. Class A(a)(b)	2,052	20
Cooper-Standard Holdings, Inc.(a)	1,837	34
Coupang, Inc.(a)	124,030	2,251
Coursera, Inc.(a)	10,979	172
Cracker Barrel Old Country Store, Inc.	2,384	222
Crocs, Inc.(a)	6,492	703
Crown Crafts, Inc.	987	5
Culp, Inc.(a)	1,199	7
Dana, Inc.	15,542	295
Dave & Buster's Entertainment, Inc.(a)	5,130	235
Deckers Outdoor Corp.(a)	2,859	1,554
Delta Apparel, Inc.(a)	645	5
Denny's Corp.(a)	5,932	70
Designer Brands, Inc. Class A(b)	5,387	54
Destination XL Group, Inc.(a)	6,499	34
Dick's Sporting Goods, Inc.	6,291	887
Dillard's, Inc. Class A	980	336
Dine Brands Global, Inc.	1,598	96
DoorDash, Inc. Class A(a)	26,021	2,362
Dorman Products, Inc.	2,857	242
DraftKings, Inc.(a)	46,019	1,463
Dream Finders Homes, Inc. Class A(a)(b)	2,448	62
Duluth Holdings, Inc. Class B(a)	3,095	22
Duolingo, Inc.(a)	3,500	543
Dutch Bros, Inc. Class A(a)(b)	4,439	138
El Pollo Loco Holdings, Inc.	2,960	32
Envela Corp.(a)	827	6
Escalade, Inc.(b)	969	14
Ethan Allen Interiors, Inc.	2,499	79
European Wax Center, Inc. Class A(a)	3,642	71
Everi Holdings, Inc.(a)	9,492	141
EVgo, Inc.(a)(b)	10,393	45
Express, Inc.	7,106	6

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
F45 Training Holdings, Inc.	5,116	$3
Faraday Future Intelligent Electric, Inc.(b)	115,814	35
FAT Brands, Inc.	437	3
First Watch Restaurant Group, Inc.(a)	2,146	40
Fisker, Inc.(a)(b)	21,236	131
Five Below, Inc.(a)	5,897	1,229
Flexsteel Industries, Inc.	410	8
Floor & Decor Holdings, Inc. Class A(a)	11,388	1,308
Foot Locker, Inc.	8,789	236
Fossil Group, Inc.(a)	5,109	14
Fox Factory Holding Corp.(a)	4,629	518
Franchise Group, Inc.	2,525	75
Frontdoor, Inc.(a)	8,924	312
Full House Resorts, Inc.(a)	3,579	23
Funko, Inc. Class A(a)	3,411	28
GameStop Corp. Class A(a)(b)	28,014	622
GAN Ltd.	4,431	8
Genesco, Inc.(a)	1,299	37
Gentex Corp.	25,641	861
Gentherm, Inc.(a)	3,600	215
G-III Apparel Group Ltd.(a)	4,577	95
Golden Entertainment, Inc.(a)	2,254	95
GoPro, Inc. Class A(a)	13,662	56
Graham Holdings Co. Class B	409	240
Grand Canyon Education, Inc.(a)	3,332	362
Green Brick Partners, Inc.(a)	4,740	268
Group 1 Automotive, Inc.	1,495	387
Groupon, Inc.	1,834	15
GrowGeneration Corp.(a)	6,339	25
Guess?, Inc.(b)	3,101	65
H&R Block, Inc.	16,507	555
Hall of Fame Resort & Entertainment Co.(b)	412	4
Hamilton Beach Brands Holding Co. Class A	616	6
Hanesbrands, Inc.	37,870	200
Harley-Davidson, Inc.	15,847	612
Haverty Furniture Cos., Inc.	1,450	52
Helen of Troy Ltd.(a)	2,602	368
Hibbett, Inc.	1,353	63
Hilton Grand Vacations, Inc.(a)	8,722	406
Holley, Inc.(a)	5,181	33
Hooker Furniture Corp.	1,205	24
Hovnanian Enterprises, Inc. Class A(a)	502	54
Hyatt Hotels Corp. Class A	5,029	635
Inspired Entertainment, Inc.(a)	2,607	33
Installed Building Products, Inc.	2,543	376
iRobot Corp.(a)	2,914	117
J. Jill, Inc.(a)	479	11
Jack in the Box, Inc.	1,765	175
JAKKS Pacific, Inc.(a)	821	17
Jerash Holdings US, Inc.	557	2
JOANN, Inc.	1,207	1
Johnson Outdoors, Inc. Class A	911	54
KB Home	8,830	477
Kirkland's, Inc.(a)	1,244	4
Kohl's Corp.	11,493	327
Kontoor Brands, Inc.	5,953	252
Koss Corp.(a)	555	2
Krispy Kreme, Inc.	7,151	110
Kura Sushi USA, Inc. Class A(a)(b)	577	57
Lakeland Industries, Inc.	763	12

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Lands' End, Inc.(a)	1,411	$13
Landsea Homes Corp.(a)	922	9
Latham Group, Inc.(a)	4,490	18
Laureate Education, Inc.	13,582	174
La-Z-Boy, Inc.	4,677	147
Lazydays Holdings, Inc.(a)	1,366	18
LCI Industries	2,674	364
Lear Corp.	6,476	1,002
Legacy Housing Corp.(a)	1,070	25
Leggett & Platt, Inc.	14,409	422
Leslie's, Inc.(a)	18,501	118
Levi Strauss & Co. Class A	9,407	142
LGI Homes, Inc.(a)	2,220	308
Life Time Group Holdings, Inc.(a)	5,554	100
Lifetime Brands, Inc.	1,302	7
Light & Wonder, Inc.(a)	9,865	694
Lincoln Educational Services Corp.(a)	2,987	21
Lindblad Expeditions Holdings, Inc.(a)	3,783	45
Lithia Motors, Inc.	2,935	911
Live Ventures, Inc.(a)	119	3
Lucid Group, Inc.(a)(b)	74,308	566
Lululemon Athletica, Inc.(a)	12,197	4,617
Lulu's Fashion Lounge Holdings, Inc.(a)(b)	1,307	3
Lumber Liquidators Holdings, Inc.(a)	3,081	12
Luminar Technologies, Inc.(a)(b)	24,438	181
M/I Homes, Inc.(a)	2,849	285
Macy's, Inc.	29,685	492
Malibu Boats, Inc. Class A(a)	2,185	131
Marine Products Corp.	1,125	18
MarineMax, Inc.(a)	2,322	94
Marriott Vacations Worldwide Corp.	3,752	482
MasterCraft Boat Holdings, Inc.(a)	1,889	58
Mattel, Inc.(a)	38,558	821
MDC Holdings, Inc.	6,280	322
Meritage Homes Corp.	3,886	579
MGO Global, Inc.(a)(b)	550	1
Mister Car Wash, Inc.(a)(b)	8,684	86
Modine Manufacturing Co.(a)	5,480	206
Monarch Casino & Resort, Inc.	1,476	102
Mondee Holdings, Inc.(a)(b)	2,484	21
Monro, Inc.	3,336	122
Motorcar Parts of America, Inc.(a)	2,050	18
Movado Group, Inc.	1,669	48
Mullen Automotive, Inc.(a)(b)	18,134	2
Murphy USA, Inc.	2,164	664
Nathan's Famous, Inc.	337	27
National Vision Holdings, Inc.(a)	8,469	183
Nautilus, Inc.(a)	3,173	4
Nerdy, Inc.(a)(b)	7,514	37
Newegg Commerce, Inc.	2,482	4
Noodles & Co.(a)	4,032	15
Nordstrom, Inc.	10,517	243
Ollie's Bargain Outlet Holdings, Inc.(a)	6,338	462
OneWater Marine, Inc.(a)	1,131	43
Overstock.com, Inc.(a)	4,882	178
Oxford Industries, Inc.	1,675	181
Papa John's International, Inc.	3,722	308
Patrick Industries, Inc.	2,332	202
Peloton Interactive, Inc. Class A(a)	32,952	320
Penn Entertainment, Inc.(a)	16,540	435

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Penske Automotive Group, Inc.	2,269	$366
Perdoceo Education Corp.(a)	7,134	95
Petco Health & Wellness Co., Inc.(a)	16,486	135
PetMed Express, Inc.	2,217	32
Planet Fitness, Inc. Class A(a)	8,860	598
PlayAGS, Inc.(a)	4,052	27
PLBY Group, Inc.(b)	5,885	11
Polaris, Inc.	5,875	798
Polished.com, Inc.	10,715	7
Portillo's, Inc. Class A(a)	5,240	121
Potbelly Corp.(a)	2,240	21
Purple Innovation, Inc.(b)	11,358	35
PVH Corp.	6,870	616
QuantumScape Corp.(a)(b)	28,104	374
Qurate Retail, Inc. Class A(a)	37,248	38
RCI Hospitality Holdings, Inc.	890	62
Red Robin Gourmet Burgers, Inc.(a)	1,657	24
Red Rock Resorts, Inc. Class A	5,335	259
Regis Corp.	4,391	6
Rent the Runway, Inc. Class A(a)(b)	4,118	8
Revolve Group, Inc.(a)	4,416	87
RH(a)	2,230	866
Rivian Automotive, Inc. Class A(a)	64,985	1,796
Rocky Brands, Inc.	747	15
Rover Group, Inc.(a)	10,261	56
RumbleON, Inc. Class B(a)(b)	1,061	11
Rush Street Interactive, Inc.(a)	5,969	23
Sabre Corp.(a)	33,099	136
Sadot Group, Inc.	2,698	3
Sally Beauty Holdings, Inc.(a)	11,517	138
SeaWorld Entertainment, Inc.(a)	6,855	380
Service Corp. International	16,255	1,083
Shake Shack, Inc. Class A(a)	4,090	318
Shift Technologies, Inc.(b)	1,152	2
Shoe Carnival, Inc.	1,785	48
Signet Jewelers Ltd.	4,727	380
Six Flags Entertainment Corp.(a)	9,014	215
Skechers USA, Inc. Class A(a)	14,401	800
Skyline Champion Corp.(a)	6,122	426
Sleep Number Corp.(a)	2,289	63
Smith & Wesson Brands, Inc.	4,925	63
Snap One Holdings Corp.(a)	1,913	19
Soho House & Co., Inc.(a)	5,097	30
Solid Power, Inc.(a)(b)	12,513	36
Solo Brands, Inc. Class A(a)	3,557	21
Sonder Holdings, Inc.(b)	19,208	11
Sonic Automotive, Inc. Class A	1,383	66
Sonos, Inc.(a)	12,968	222
Sportsman's Warehouse Holdings, Inc.(a)	4,045	25
Standard Motor Products, Inc.	2,079	79
Steven Madden Ltd.	8,251	275
Stitch Fix, Inc. Class A(a)	8,510	44
Stoneridge, Inc.(a)	2,843	58
Strategic Education, Inc.	2,598	195
Strattec Strategy Corp.(a)	409	10
Stride, Inc.(a)	4,437	170
Sturm Ruger & Co., Inc.	1,877	99
Superior Group of Cos., Inc.	1,217	11
Superior Industries International, Inc.(a)	2,308	8
Sweetgreen, Inc. Class A(a)	9,697	146

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Target Hospitality Corp.(a)(b)	3,441	$44
Taylor Morrison Home Corp.(a)	11,270	546
Tempur Sealy International, Inc.	18,278	816
Texas Roadhouse, Inc.	7,254	809
The Aaron's Co., Inc.	3,269	52
The Beachbody Co., Inc.	16,103	7
The Buckle, Inc.	3,237	118
The Cato Corp. Class A	1,928	16
The Cheesecake Factory, Inc.(b)	5,237	193
The Children's Place, Inc.(a)	1,260	40
The Container Store Group, Inc.(a)	3,660	13
The Gap, Inc.	22,384	231
The Goodyear Tire & Rubber Co.(a)	30,678	493
The Lovesac Co.(a)	1,432	42
The ODP Corp.(a)	4,270	213
The ONE Group Hospitality, Inc.(a)	2,756	20
The RealReal, Inc.	9,237	25
The Wendy's Co.	21,456	461
Thor Industries, Inc.	5,567	643
ThredUp, Inc. Class A(a)(b)	7,124	25
Tile Shop Holdings, Inc.(a)	2,818	18
Tilly's, Inc. Class A(a)	2,419	21
Toll Brothers, Inc.	11,986	963
TopBuild Corp.(a)	3,466	949
Topgolf Callaway Brands Corp.(a)	15,179	303
Torrid Holdings, Inc.(a)(b)	910	2
Traeger, Inc.(a)(b)	6,310	28
Travel + Leisure Co.	8,238	336
Tri Pointe Homes, Inc.(a)	10,841	346
Tupperware Brands Corp.(b)	4,042	17
Udemy, Inc.(a)	5,253	62
Under Armour, Inc. Class A(a)	20,661	167
Under Armour, Inc. Class C(a)	19,791	147
Unifi, Inc.(a)	1,680	13
Universal Electronics, Inc.(a)	1,320	15
Universal Technical Institute, Inc.(a)	3,572	26
Upbound Group, Inc.	5,370	186
Urban Outfitters, Inc.(a)	6,387	232
Vacasa, Inc. Class A(b)	11,128	8
Vail Resorts, Inc.	4,371	1,029
Valvoline, Inc.	18,825	715
Vera Bradley, Inc.(a)	2,536	17
Victoria's Secret & Co.(a)	7,877	161
Vince Holding Corp.(a)	379	1
Vista Outdoor, Inc.(a)	6,010	182
Visteon Corp.(a)	3,056	471
Vizio Holding Corp. Class A(a)	7,600	57
Volcon, Inc.	1,869	1
VOXX International Corp.(a)	1,357	13
Vroom, Inc.(a)(b)	14,070	33
Vuzix Corp.(a)(b)	6,491	34
W.W. International, Inc.(a)	8,355	97
Wag! Group Co.	2,463	6
Warby Parker, Inc. Class A(a)(b)	9,035	135
Wayfair, Inc. Class A(a)	7,935	618
Weyco Group, Inc.	538	15
Williams-Sonoma, Inc.	7,216	1,000
Wingstop, Inc.	3,179	536
Winmark Corp.	302	110
Winnebago Industries, Inc.	3,177	219

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Wolverine World Wide, Inc.	8,384	$106
Workhorse Group, Inc.(a)(b)	17,992	24
Wyndham Hotels & Resorts, Inc.	9,267	722
XPEL, Inc.(a)	2,208	179
Xponential Fitness, Inc. Class A(a)	2,669	56
XWELL, Inc.	8,931	3
YETI Holdings, Inc.(a)	9,349	398
Yum China Holdings, Inc.	44,439	2,712
Yunhong CTI Ltd.	985	2
Zumiez, Inc.(a)	1,708	32
		92,567
Consumer Staples (2.6%):
22nd Century Group, Inc.(a)(b)	1,525	5
Albertsons Cos., Inc. Class A	33,307	724
Alico, Inc.	501	13
B&G Foods, Inc.(b)	7,691	102
BellRing Brands, Inc.(a)	14,480	521
Benson Hill, Inc.(a)	12,722	18
Beyond Meat, Inc.(a)(b)	6,213	107
BJ's Wholesale Club Holdings, Inc.(a)	14,573	966
BRC, Inc. Class A(a)(b)	5,795	27
Calavo Growers, Inc.	1,847	70
Cal-Maine Foods, Inc.	4,447	205
Casey's General Stores, Inc.	4,081	1,031
Celsius Holdings, Inc.(a)	4,842	701
Central Garden & Pet Co.(a)	1,023	41
Central Garden & Pet Co. Class A(a)	4,328	165
Coca-Cola Consolidated, Inc.	515	326
Coty, Inc. Class A(a)	37,341	450
Darling Ingredients, Inc.(a)	17,374	1,203
Dole PLC	6,340	84
e.l.f. Beauty, Inc.(a)	5,487	640
Edgewell Personal Care Co.	5,575	220
Energizer Holdings, Inc.	7,196	257
Farmer Brothers Co.(a)	1,662	5
Flowers Foods, Inc.	21,283	526
Fresh Del Monte Produce, Inc.	4,087	109
Freshpet, Inc.(a)(b)	5,101	375
Grocery Outlet Holding Corp.(a)	9,800	328
Herbalife Ltd.(a)	10,401	169
Honest Co., Inc.(a)	5,785	9
Hostess Brands, Inc.(a)	14,177	341
Ingles Markets, Inc. Class A	1,577	134
Ingredion, Inc.	6,934	771
Inter Parfums, Inc.	1,956	293
J & J Snack Foods Corp.	1,623	260
John B Sanfilippo & Son, Inc.	962	105
Kenvue, Inc.(b)	16,358	387
Lancaster Colony Corp.	2,054	396
Lifecore Biomedical, Inc.(b)	3,244	34
Lifevantage Corp.	1,241	6
Lifeway Foods, Inc.(a)	435	3
Limoneira Co.(b)	1,798	28
Local Bounti Corp.(a)	360	2
MamaMancini's Holdings, Inc.(a)	2,189	8
Medifast, Inc.	1,165	119
MGP Ingredients, Inc.	1,495	170
Mission Produce, Inc.(a)	4,644	54
National Beverage Corp.(a)	2,352	124

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Natural Alternatives International, Inc.(a)	531	$4
Natural Grocers by Vitamin Cottage, Inc.	1,047	13
Natural Health Trends Corp.	764	4
Nature's Sunshine Products, Inc.(a)	1,607	22
Nu Skin Enterprises, Inc. Class A	5,307	156
Oil-Dri Corp. of America	532	33
Olaplex Holdings, Inc.(a)	13,505	49
Performance Food Group Co.(a)	16,583	991
Pilgrim's Pride Corp.(a)	4,402	109
Post Holdings, Inc.(a)	5,806	495
PriceSmart, Inc.	2,788	217
Reynolds Consumer Products, Inc.	5,975	165
Rite Aid Corp.(b)	5,942	10
Seaboard Corp.	28	101
Seneca Foods Corp. Class A(a)	568	22
Sovos Brands, Inc.(a)	5,099	91
SpartanNash Co.	3,785	85
Spectrum Brands Holdings, Inc.	4,355	341
Splash Beverage Group, Inc.	3,337	3
Sprouts Farmers Market, Inc.(a)	11,172	438
The Alkaline Water Co., Inc.	1,006	1
The Andersons, Inc.	3,450	168
The Beauty Health Co.(a)(b)	9,120	76
The Boston Beer Co., Inc. Class A(a)	1,043	387
The Chefs' Warehouse, Inc.(a)	3,678	134
The Duckhorn Portfolio, Inc.(a)	5,426	68
The Hain Celestial Group, Inc.(a)	9,694	123
The Real Good Food Co., Inc.	741	3
The Simply Good Foods Co.(a)	10,676	413
The Vita Coco Co., Inc.(a)	3,330	88
Thorne HealthTech, Inc.(a)(b)	1,230	7
Tootsie Roll Industries, Inc.	1,685	59
TreeHouse Foods, Inc.(a)	6,082	314
Turning Point Brands, Inc.	1,770	42
U.S. Foods Holding Corp.(a)	23,824	1,018
United Natural Foods, Inc.(a)	6,486	135
United-Guardian, Inc.	317	3
Universal Corp.	2,608	132
Upexi, Inc.	1,483	3
USANA Health Sciences, Inc.(a)	1,220	79
Utz Brands, Inc.	7,167	120
Vector Group Ltd.	14,576	191
Veru, Inc.(b)	7,065	9
Village Super Market, Inc. Class A	896	21
Vintage Wine Estates, Inc.	3,580	4
Vital Farms, Inc.(a)	2,765	32
WD-40 Co.	1,473	338
Weis Markets, Inc.	1,650	109
Westrock Coffee Co.(a)	2,324	26
Whole Earth Brands, Inc.(a)	3,678	15
Zevia PBC Class A(a)	4,218	12
		20,111
Energy (4.2%):
Adams Resources & Energy, Inc.	265	9
Aemetis, Inc.(a)	3,416	25
American Resources Corp.(b)	5,739	11
Amplify Energy Corp.(a)(b)	4,126	30
Antero Midstream Corp.	35,635	426
Antero Resources Corp.(a)	28,449	761

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Arch Resources, Inc.(b)	1,863	$239
Archrock, Inc.	14,824	173
Ardmore Shipping Corp.	4,005	56
Berry Corp.	8,131	63
BP Prudhoe Bay Royalty Trust(b)	2,345	17
Bristow Group, Inc.(a)	2,977	92
Cactus, Inc. Class A	6,887	350
California Resources Corp.	6,655	355
Callon Petroleum Co.(a)	5,735	215
Camber Energy, Inc.(b)	2,479	2
Centrus Energy Corp. Class A(a)	1,282	48
ChampionX Corp.	21,532	767
Cheniere Energy, Inc.	26,417	4,276
Chesapeake Energy Corp.	12,323	1,039
Chord Energy Corp.	4,375	686
Civitas Resources, Inc.	7,466	559
Clean Energy Fuels Corp.(a)	18,023	89
CNX Resources Corp.(a)	18,256	372
Comstock Resources, Inc.	14,586	186
CONSOL Energy, Inc.	3,692	275
Crescent Energy Co. Class A(b)	4,178	50
Cross Timbers Royalty Trust(b)	658	13
CVR Energy, Inc.	11,008	404
Delek U.S. Holdings, Inc.	7,184	198
Denbury, Inc.(a)	5,290	465
Diamond Offshore Drilling, Inc.(a)	11,006	174
DMC Global, Inc.(a)	2,033	38
Dorian LPG Ltd.	3,668	109
Dril-Quip, Inc.(a)	3,604	93
DT Midstream, Inc.	10,610	568
Earthstone Energy, Inc. Class A(a)(b)	5,657	90
Empire Petroleum Corp.(a)	1,066	10
Encore Energy Corp.(a)	15,056	38
ENGlobal Corp.	3,224	1
Epsilon Energy Ltd.	2,204	13
Equitrans Midstream Corp.	46,912	487
Evolution Petroleum Corp.	3,361	31
Excelerate Energy, Inc. Class A	2,876	61
Expro Group Holdings NV(a)	10,598	235
Forum Energy Technologies, Inc.(a)	1,043	28
Geospace Technologies Corp.(a)	1,324	11
Gevo, Inc.(a)(b)	25,195	43
Green Plains, Inc.(a)	6,234	221
Gulf Island Fabrication, Inc.(a)	1,571	5
Gulfport Energy Corp.(a)	2,024	207
Hallador Energy Co.(a)	2,457	23
Helix Energy Solutions Group, Inc.(a)	15,627	150
Helmerich & Payne, Inc.	10,984	492
HF Sinclair Corp.	16,971	884
HighPeak Energy, Inc.(b)	1,488	23
Houston American Energy Corp.(a)	1,076	3
Independence Contract Drilling, Inc.(a)(b)	1,403	4
International Seaways, Inc.	3,709	159
KLX Energy Services Holdings, Inc.(a)(b)	1,403	17
Kosmos Energy Ltd.(a)	48,918	347
Liberty Energy, Inc.	17,548	289
Lightbridge Corp.(a)(b)	1,080	7
Magnolia Oil & Gas Corp. Class A	18,476	409
Mammoth Energy Services, Inc.(a)	4,964	24
Matador Resources Co.	12,033	669

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Mesa Royalty Trust	206	$4
Murphy Oil Corp.	16,203	701
Nabors Industries Ltd.(a)	971	119
NACCO Industries, Inc. Class A	375	14
Natural Gas Services Group, Inc.(a)	1,049	11
New Fortress Energy, Inc.	8,458	242
Newpark Resources, Inc.(a)	8,545	47
Nextdecade Corp.(a)	13,913	78
NexTier Oilfield Solutions, Inc.(a)	19,189	229
Nine Energy Service, Inc.(a)(b)	2,801	14
North European Oil Royalty Trust	997	15
Northern Oil and Gas, Inc.	7,936	313
NOV, Inc.	42,581	855
Oceaneering International, Inc.(a)	10,746	241
Oil States International, Inc.(a)	6,717	54
OPAL Fuels, Inc.	1,971	15
Overseas Shipholding Group, Inc. Class A(a)	6,170	25
Ovintiv, Inc.	26,676	1,230
Par Pacific Holdings, Inc.(a)	6,406	202
Patterson-UTI Energy, Inc.	22,925	363
PBF Energy, Inc. Class A	12,568	596
PDC Energy, Inc.	9,887	750
Peabody Energy Corp.	15,598	350
PEDEVCO Corp.	2,724	3
Permian Basin Royalty Trust(b)	4,593	111
Permian Resources Corp.	22,428	262
Permianville Royalty Trust(b)	2,566	8
PermRock Royalty Trust	760	5
Phinia, Inc.(a)	5,074	144
PHX Minerals, Inc.	2,998	10
PrimeEnergy Resources Corp.(a)	66	6
ProPetro Holding Corp.(a)	8,906	93
Range Resources Corp.	25,663	807
Ranger Energy Services, Inc.(a)	1,444	15
REX American Resources Corp.(a)	1,676	62
Riley Exploration Permian, Inc.	707	27
Ring Energy, Inc.(a)(b)	12,606	31
RPC, Inc.	9,962	83
Sabine Royalty Trust	1,533	104
San Juan Basin Royalty Trust(b)	4,848	39
SandRidge Energy, Inc.	3,997	68
SEACOR Marine Holdings, Inc.(a)(b)	2,456	28
Select Water Solutions, Inc. Class A	8,486	71
SFL Corp. Ltd.	11,529	114
SilverBow Resources, Inc.(a)(b)	1,026	37
Sitio Royalties Corp. Class A(b)	8,188	224
SM Energy Co.	13,084	475
Smart Sand, Inc.	3,173	6
Solaris Oilfield Infrastructure, Inc. Class A	3,102	34
Southwestern Energy Co.(a)	107,538	697
Talos Energy, Inc.(a)	12,176	195
Teekay Corp.(a)	7,585	51
Tellurian, Inc.(a)(b)	57,380	99
TETRA Technologies, Inc.(a)	12,815	58
Texas Pacific Land Corp.	844	1,271
Tidewater, Inc.(a)	5,094	322
U.S. Silica Holdings, Inc.(a)	7,875	103
Uranium Energy Corp.(a)	39,680	143
VAALCO Energy, Inc.	11,629	52
Vertex Energy, Inc.(a)(b)	6,877	36

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Vital Energy, Inc.(a)	1,747	$92
Vitesse Energy, Inc.	2,374	60
Voc Energy Trust	1,192	10
W&T Offshore, Inc.(a)	10,346	45
Weatherford International PLC(a)	7,607	632
World Fuel Services Corp.	6,577	148
		31,563
Financials (18.3%):
1st Source Corp.	1,949	91
Acacia Research Corp.(a)	6,156	25
Acres Commercial Realty Corp.	865	8
AFC Gamma, Inc.	1,763	24
Affiliated Managers Group, Inc.	3,888	539
Affirm Holdings, Inc.(a)(b)	22,538	437
AG Mortgage Investment Trust, Inc.	2,175	14
AGNC Investment Corp.	62,290	635
Alerus Financial Corp.	1,949	39
Ally Financial, Inc.	32,373	989
AlTi Global, Inc.(a)	2,519	20
Amalgamated Financial Corp.	1,815	36
A-Mark Precious Metals, Inc.	1,959	80
Ambac Financial Group, Inc.(a)	4,827	68
Amerant Bancorp, Inc.	2,963	59
American Equity Investment Life Holding Co.	9,098	488
American Financial Group, Inc.	8,584	1,044
American National Bankshares, Inc.	1,117	46
Ameris Bancorp	7,139	312
AMERISAFE, Inc.	2,057	107
Ames National Corp.(b)	966	19
Angel Oak Mortgage, Inc.(b)	2,076	20
Annaly Capital Management, Inc.	54,046	1,086
Apollo Commercial Real Estate Finance, Inc.	15,314	181
Apollo Global Management, Inc.	43,236	3,533
Arbor Realty Trust, Inc.(b)	17,918	303
Ares Commercial Real Estate Corp.(b)	5,921	63
Ares Management Corp. Class A	15,191	1,507
Argo Group International Holdings Ltd.	3,533	105
Arlington Asset Investment Corp. Class A	2,766	13
ARMOUR Residential REIT, Inc.	20,897	107
Arrow Financial Corp.	1,741	35
Artisan Partners Asset Management, Inc. Class A	7,223	300
Ashford, Inc.(a)	196	2
AssetMark Financial Holdings, Inc.(a)	2,346	70
Associated Banc-Corp.	16,154	306
Associated Capital Group, Inc. Class A	328	12
Assured Guaranty Ltd.	6,079	363
Atlantic Union Bankshares Corp.	8,101	259
Atlanticus Holdings Corp.(a)	587	24
Avantax, Inc.(a)	4,100	106
AvidXchange Holdings, Inc.(a)	15,646	194
Axis Capital Holdings Ltd.	8,437	465
Axos Financial, Inc.(a)	5,848	275
B Riley Financial, Inc.(b)	1,535	85
Bakkt Holdings, Inc.(a)(b)	7,734	13
Banc of California, Inc.	6,027	86
BancFirst Corp.	1,981	198
Bank First Corp.(b)	1,002	89
Bank of Hawaii Corp.(b)	4,295	245
Bank of Marin Bancorp	1,563	33

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Bank OZK	12,831	$561
Bank7 Corp.	421	11
BankUnited, Inc.	8,102	242
Bankwell Financial Group, Inc.	611	17
Banner Corp.	3,670	175
Bar Harbor Bankshares	1,602	44
BayCom Corp.	1,323	27
BCB Bancorp, Inc.	1,614	21
Berkshire Hathaway, Inc. Class A	37	19,810
Berkshire Hills Bancorp, Inc.	4,761	109
BGC Group, Inc. Class A	32,111	153
Blackstone Mortgage Trust, Inc. Class A	17,921	412
Blackstone, Inc.	76,070	7,971
Block, Inc.(a)	58,254	4,691
Blue Foundry Bancorp(a)	2,718	28
Blue Owl Capital, Inc.	46,789	576
Blue Ridge Bankshares, Inc.	1,723	15
BM Technologies, Inc.(a)	966	3
BOK Financial Corp.	3,081	274
Bread Financial Holdings, Inc.	5,405	225
Bridge Investment Group Holdings, Inc. Class A	3,187	40
Bridgewater Bancshares, Inc.(a)	2,189	23
Bright Health Group, Inc.(a)(b)	286	4
Brighthouse Financial, Inc.(a)	7,339	383
Brightsphere Investment Group, Inc.	4,493	96
BrightSpire Capital, Inc.	13,944	103
Broadway Financial Corp.	4,001	4
Brookline Bancorp, Inc.	9,418	101
BRP Group, Inc. Class A(a)	6,659	166
Business First Bancshares, Inc.	2,558	52
Byline Bancorp, Inc.	2,506	55
C&F Financial Corp.	356	20
Cadence Bank	20,188	506
California Bancorp(a)	813	15
Cambridge Bancorp Class A	812	50
Camden National Corp.	1,548	54
Cannae Holdings, Inc.(a)	7,766	158
Cantaloupe, Inc.(a)	7,380	57
Capital Bancorp, Inc.	961	19
Capital City Bank Group, Inc.	1,413	46
Capitol Federal Financial, Inc.	13,864	92
Capstar Financial Holdings, Inc.	1,984	30
Carter Bankshares, Inc.(a)	2,588	38
Cass Information Systems, Inc.	1,333	51
Cathay General Bancorp	7,568	288
Central Pacific Financial Corp.	2,866	52
Central Valley Community Bancorp(b)	1,081	18
CFSB Bancorp, Inc.	301	2
Chemung Financial Corp.	375	16
Cherry Hill Mortgage Investment Corp.(b)	2,798	12
Chicago Atlantic Real Estate Finance, Inc.	1,258	19
Chimera Investment Corp.	24,876	156
Citizens & Northern Corp.	1,616	34
City Holding Co.	1,583	157
Civista Bancshares, Inc.	1,637	30
Claros Mortgage Trust, Inc.	14,091	174
CNA Financial Corp.	2,671	105
CNB Financial Corp. Class A	2,245	44
CNO Financial Group, Inc.	12,132	312
Coastal Financial Corp.(a)	1,123	51

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Codorus Valley Bancorp, Inc.	935	$21
Cohen & Steers, Inc.	2,721	175
Coinbase Global, Inc. Class A(a)	18,621	1,836
Colony Bankcorp, Inc.	1,778	19
Columbia Banking System, Inc.	22,541	504
Columbia Financial, Inc.(a)	3,014	53
Commerce Bancshares, Inc.	13,277	706
Community Bank System, Inc.	5,826	314
Community Trust Bancorp, Inc.	1,911	73
Compass Diversified Holdings	6,879	155
ConnectOne Bancorp, Inc.	3,997	82
Consumer Portfolio Services, Inc.(a)(b)	897	11
Crawford & Co. Class A	1,534	15
Credit Acceptance Corp.(a)(b)	859	478
Crossfirst Bankshares, Inc.(a)	5,005	58
Cullen/Frost Bankers, Inc.	6,555	712
Curo Group Holdings Corp.	2,085	3
Customers Bancorp, Inc.(a)	3,219	135
CVB Financial Corp.	15,156	286
Diamond Hill Investment Group, Inc.	322	58
Dime Community Bancshares, Inc.	3,929	88
Donegal Group, Inc. Class A	1,621	24
Donnelley Financial Solutions, Inc.(a)	2,913	138
Dynex Capital, Inc.	5,778	75
Eagle Bancorp, Inc.	3,322	92
East West Bancorp, Inc.	15,285	951
Eastern Bankshares, Inc.	17,361	245
eHealth, Inc.(a)	2,584	20
Ellington Financial, Inc.(b)	7,025	95
Ellington Residential Mortgage REIT(b)	1,405	10
Employers Holdings, Inc.	2,920	113
Enact Holdings, Inc.	3,389	92
Encore Capital Group, Inc.(a)	2,478	133
Enova International, Inc.(a)	3,283	181
Enstar Group Ltd.(a)	1,367	350
Enterprise Bancorp, Inc.	1,011	32
Enterprise Financial Services Corp.	3,836	157
Equitable Holdings, Inc.	39,219	1,125
Equity Bancshares, Inc. Class A	1,501	41
Erie Indemnity Co. Class A	2,732	606
Esquire Financial Holdings, Inc.	742	37
Euronet Worldwide, Inc.(a)	5,106	449
Evans Bancorp, Inc.(b)	575	17
Evercore, Inc.	3,871	523
EZCORP, Inc. Class A(a)	5,596	51
F&G Annuities & Life, Inc.	2,078	54
Farmers & Merchants Bancorp, Inc.	1,372	29
Farmers National Banc Corp.(b)	3,813	52
FB Financial Corp.	3,839	136
Federal Agricultural Mortgage Corp. Class C	996	160
Federated Hermes, Inc.	9,160	310
Fidelity National Financial, Inc.	28,017	1,097
Finance of America Cos., Inc. Class A(a)	3,448	7
Financial Institutions, Inc.	169	3
Finward Bancorp	401	10
First American Financial Corp.	10,729	680
First Bancorp	19,180	285
First Bancorp, Inc.	1,042	27
First Bancorp/Southern Pines NC	4,298	142
First Bank	2,587	32

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
First Busey Corp.	5,630	$122
First Business Financial Services, Inc.	851	29
First Citizens BancShares, Inc. Class A	1,095	1,567
First Commonwealth Financial Corp.	11,061	160
First Community Bankshares, Inc.	1,876	63
First Financial Bancorp	10,183	235
First Financial Bankshares, Inc.	14,059	458
First Financial Corp. Class A	1,212	46
First Foundation, Inc.	5,558	41
First Guaranty Bancshares, Inc.(b)	729	9
First Hawaiian, Inc.	13,806	286
First Horizon Corp.	57,621	785
First Internet Bancorp	895	20
First Interstate BancSystem, Inc. Class A	9,378	269
First Merchants Corp.	6,458	207
First Mid Bancshares, Inc.	1,861	57
First Western Financial, Inc.(a)	823	17
FirstCash Holdings, Inc.	4,158	396
Five Star Bancorp	1,078	27
Flushing Financial Corp.	3,069	48
Flywire Corp.(a)	10,969	374
FNB Corp.	39,068	500
Focus Financial Partners, Inc. Class A(a)	6,354	333
Forge Global Holdings, Inc.(a)	10,770	31
Franklin BSP Realty Trust, Inc.	8,942	128
FS Bancorp, Inc.(b)	721	22
Fulton Financial Corp.	18,168	260
FVCBankcorp, Inc.(a)	1,495	19
GCM Grosvenor, Inc. Class A	4,534	36
Genworth Financial, Inc.(a)	53,804	315
German American Bancorp, Inc.	3,068	90
Glacier Bancorp, Inc.	12,009	393
GoHealth, Inc. Class A(a)	858	16
Goosehead Insurance, Inc. Class A(a)	2,178	146
Granite Point Mortgage Trust, Inc.	5,619	32
Great Ajax Corp.	2,333	16
Great Elm Capital Corp.	551	5
Great Southern Bancorp, Inc. Class A	990	55
Green Dot Corp. Class A(a)	5,438	106
Greene County Bancorp, Inc.(b)	747	26
Greenhill & Co., Inc.	1,287	19
Hagerty, Inc. Class A(a)(b)	8,019	71
Hamilton Lane, Inc. Class A	3,857	341
Hancock Whitney Corp.	9,322	410
Hanmi Financial Corp.	3,306	63
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,767	255
HarborOne Bancorp, Inc.	4,741	50
HBT Financial, Inc.	1,405	28
HCI Group, Inc.	673	42
Heartland Financial USA, Inc.	4,279	147
Heritage Commerce Corp.	6,398	61
Heritage Financial Corp.	3,768	71
Heritage Insurance Holdings, Inc.(a)	2,098	9
Hilltop Holdings, Inc.	5,030	156
Hippo Holdings, Inc.(a)	1,479	25
Home Bancorp, Inc.	782	28
Home BancShares, Inc.	20,716	504
HomeStreet, Inc.	1,949	18
HomeTrust Bancshares, Inc.	1,561	38
Hope Bancorp, Inc.	12,431	135

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Horace Mann Educators Corp.	4,479	$135
Horizon Bancorp, Inc.	4,638	57
Houlihan Lokey, Inc.	5,460	545
I3 Verticals, Inc. Class A(a)	2,432	61
Independent Bank Corp.	4,886	294
Independent Bank Corp.	2,216	46
Independent Bank Group, Inc.	3,925	176
Interactive Brokers Group, Inc.	10,811	944
International Bancshares Corp.	5,782	287
International Money Express, Inc.(a)	3,613	88
Invesco Mortgage Capital, Inc.(b)	4,240	51
Investar Holding Corp.	988	15
Investors Title Co.	155	24
Jackson Financial, Inc. Class A	8,729	288
Jefferies Financial Group, Inc.	19,564	720
Katapult Holdings, Inc.(a)	233	4
Kearny Financial Corp.	6,493	56
Kemper Corp.	6,654	339
Kingsway Financial Services, Inc.(a)(b)	1,992	17
Kinsale Capital Group, Inc.	2,377	886
KKR & Co., Inc.	70,713	4,199
KKR Real Estate Finance Trust, Inc.	7,340	91
Ladder Capital Corp.	12,328	135
Lakeland Bancorp, Inc.	6,678	101
Lakeland Financial Corp.	2,674	148
Lazard Ltd. Class A	11,978	420
Lemonade, Inc.(a)(b)	5,302	123
LendingClub Corp.(a)	11,086	93
LendingTree, Inc.(a)	1,163	28
Live Oak Bancshares, Inc.	3,565	135
loanDepot, Inc. Class A	6,139	14
Logan Ridge Finance Corp.	272	6
LPL Financial Holdings, Inc.	8,529	1,956
Luther Burbank Corp.	2,238	23
Macatawa Bank Corp.	2,664	26
Maiden Holdings Ltd.(a)	8,298	16
MainStreet Bancshares, Inc.	743	18
Markel Group, Inc.(a)	1,440	2,088
MarketWise, Inc.	2,264	4
Marqeta, Inc. Class A(a)	42,021	234
MBIA, Inc.(a)	5,230	46
Medallion Financial Corp.	1,809	18
Mercantile Bank Corp.	1,613	57
Merchants Bancorp	1,701	54
Mercury General Corp.	2,911	94
Meridian Corp.	1,094	13
Metrocity Bankshares, Inc.	1,997	43
Metropolitan Bank Holding Corp.(a)	1,092	49
MFA Financial, Inc.	11,036	124
MGIC Investment Corp.	31,482	527
Mid Penn Bancorp, Inc.	1,463	34
Middlefield Banc Corp.(b)	781	23
Midland States Bancorp, Inc.	2,288	54
Midwest Holding, Inc.	312	8
MidWestOne Financial Group, Inc.	1,558	38
Moelis & Co. Class A(b)	6,935	339
Moneylion, Inc.	335	5
Morningstar, Inc.	2,792	643
Mr. Cooper Group, Inc.(a)	6,979	405
MVB Financial Corp.	1,231	31

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
National Bank Holdings Corp. Class A	4,035	$139
National Bankshares, Inc.(b)	640	19
National Western Life Group, Inc. Class A	227	96
Navient Corp.	14,256	271
NBT Bancorp, Inc.	4,600	171
Nelnet, Inc. Class A	1,420	140
NerdWallet, Inc. Class A(a)	3,897	44
New York Community Bancorp, Inc.	73,085	1,014
New York Mortgage Trust, Inc.	10,340	105
Nexpoint Real Estate Finance, Inc.	1,788	31
NI Holdings, Inc.(a)	787	11
Nicolet Bankshares, Inc.	1,400	117
NMI Holdings, Inc. Class A(a)	8,977	240
Northeast Bank	805	38
Northeast Community Bancorp, Inc.(b)	1,536	25
Northfield Bancorp, Inc.	4,514	55
Northrim Bancorp, Inc.	612	29
Northwest Bancshares, Inc.	13,213	163
Norwood Financial Corp.(b)	784	25
NU Holdings Ltd. Class A(a)	221,455	1,763
Oak Valley Bancorp(b)	733	20
OceanFirst Financial Corp.	6,282	117
Ocwen Financial Corp.(a)	724	24
OFG Bancorp	5,104	171
Old National Bancorp	31,751	541
Old Republic International Corp.	29,932	825
Old Second Bancorp, Inc.	4,539	73
OneMain Holdings, Inc.	13,096	596
OP Bancorp	1,271	12
Open Lending Corp. Class A(a)	11,241	127
Oportun Financial Corp.(a)	2,508	15
Oppenheimer Holdings, Inc. Class A	702	27
OppFi, Inc.(a)(b)	1,478	3
Orchid Island Capital, Inc.(b)	4,280	45
Origin Bancorp, Inc.	3,100	101
Orrstown Financial Services, Inc.	1,099	26
Oscar Health, Inc. Class A(a)	15,448	116
P10, Inc. Class A	4,345	51
Pacific Premier Bancorp, Inc.	10,092	258
PacWest Bancorp	12,654	118
Pagseguro Digital Ltd. Class A(a)	22,316	254
Palomar Holdings, Inc.(a)	2,653	161
Park National Corp.	1,728	193
Parke Bancorp, Inc.	1,110	22
Pathward Financial, Inc.	2,958	154
Paymentus Holdings, Inc. Class A(a)	1,722	19
Payoneer Global, Inc.(a)	27,963	149
Paysign, Inc.(a)	3,490	7
PCB Bancorp	1,378	22
Peapack-Gladstone Financial Corp.	1,717	50
PennyMac Financial Services, Inc.	4,821	363
PennyMac Mortgage Investment Trust	9,640	123
Peoples Bancorp of North Carolina, Inc.	507	11
Peoples Bancorp, Inc.	3,413	96
Perella Weinberg Partners	4,113	41
Pinnacle Financial Partners, Inc.	8,209	623
Piper Sandler Cos.	1,875	274
PJT Partners, Inc. Class A	2,428	193
Plumas Bancorp	539	19
Ponce Financial Group, Inc.(a)(b)	2,205	20

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Popular, Inc.	7,632	$554
PRA Group, Inc.(a)	4,140	99
Preferred Bank	1,502	99
Premier Financial Corp.	3,817	83
Primerica, Inc.	4,000	851
Primis Financial Corp.	2,297	22
Princeton Bancorp, Inc.	561	17
Priority Technology Holdings, Inc.(a)	1,249	6
ProAssurance Corp.	5,850	98
PROG Holdings, Inc.(a)	5,155	209
Prosperity Bancshares, Inc.	9,598	608
Provident Bancorp, Inc.(b)	1,703	16
Provident Financial Services, Inc.	7,490	139
QCR Holdings, Inc.	1,766	90
Radian Group, Inc.	17,021	458
RBB Bancorp	1,703	25
Ready Capital Corp.(b)	12,005	139
Red River Bancshares, Inc.	520	25
Redwood Trust, Inc.	12,303	93
Regional Management Corp.	977	32
Reinsurance Group of America, Inc.	7,248	1,017
Remitly Global, Inc.(a)	12,397	239
RenaissanceRe Holdings Ltd.	5,390	1,007
Renasant Corp.	5,943	184
Repay Holdings Corp.(a)	8,100	68
Republic Bancorp, Inc. Class A	925	42
Republic First Bancorp, Inc.	4,889	5
Rithm Capital Corp.	51,350	518
RLI Corp.	4,386	585
Robinhood Markets, Inc. Class A(a)	46,955	604
Root, Inc. Class A(b)	548	6
Ryan Specialty Holdings, Inc.(a)	10,070	436
S&T Bancorp, Inc.	4,228	134
Sachem Capital Corp.	4,244	17
Safety Insurance Group, Inc.	1,533	110
Salisbury Bancorp, Inc.	570	16
Sandy Spring Bancorp, Inc.	4,742	116
Sculptor Capital Management, Inc.	1,914	21
Seacoast Banking Corp. of Florida	9,172	227
Security National Financial Corp. Class A(a)	1,314	11
SEI Investments Co.	12,055	759
Selective Insurance Group, Inc.	6,475	668
Selectquote, Inc.(a)	14,038	27
ServisFirst Bancshares, Inc.	5,473	327
Seven Hills Realty Trust	1,482	15
Shift4 Payments, Inc. Class A(a)	5,688	392
Shore Bancshares, Inc.	1,914	23
Sierra Bancorp	1,495	31
Silvercrest Asset Management Group, Inc. Class A	1,044	22
Simmons First National Corp. Class A	13,624	275
Skyward Specialty Insurance Group, Inc.(a)	1,524	36
SLM Corp.	26,144	423
SmartFinancial, Inc.	1,555	39
SoFi Technologies, Inc.(a)(b)	83,311	954
South Plains Financial, Inc.	1,327	36
Southern First Bancshares, Inc.(a)	846	26
Southern Missouri Bancorp, Inc.	1,028	49
Southern States Bancshares, Inc.	756	19
Southside Bancshares, Inc.	3,282	109
SouthState Corp.	8,206	637

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Starwood Property Trust, Inc.(b)	32,201	$668
Stellar Bancorp, Inc.	4,868	121
StepStone Group, Inc. Class A	5,499	154
Sterling Bancorp(a)	1,725	10
Stewart Information Services Corp.	2,911	137
Stifel Financial Corp.	11,288	717
Stock Yards Bancorp, Inc.	2,948	141
StoneX Group, Inc.(a)	1,922	177
Summit Financial Group, Inc.	1,317	30
Sunlight Financial Holdings, Inc.	3,553	2
Suro Capital Corp.	2,581	10
Synovus Financial Corp.	15,770	535
Territorial Bancorp, Inc.	835	10
Texas Capital Bancshares, Inc.(a)	5,175	330
TFS Financial Corp.	5,525	80
The Bancorp, Inc.(a)	5,428	206
The Carlyle Group, Inc.	21,934	782
The First Bancshares, Inc.	2,983	93
The First of Long Island Corp.	2,360	33
The Hanover Insurance Group, Inc.	3,856	438
The Hingham Institution for Savings(b)	168	37
The Western Union Co.	40,502	493
Third Coast Bancshares, Inc.(a)	1,171	24
Timberland Bancorp, Inc.(b)	811	25
Tiptree, Inc.	2,342	35
Toast, Inc. Class A(a)	34,386	759
Tompkins Financial Corp.	1,527	92
Towne Bank	7,963	201
TPG RE Finance Trust, Inc.	6,611	52
TPG, Inc.(b)	6,762	199
Tradeweb Markets, Inc. Class A	12,057	986
TriCo Bancshares	3,358	126
Triumph Financial, Inc.(a)	2,352	167
Trupanion, Inc.(a)	3,863	119
TrustCo Bank Corp.	2,021	61
Trustmark Corp.	6,143	161
Two Harbors Investment Corp.	10,466	140
U.S. Global Investors, Inc. Class A	1,341	4
UMB Financial Corp.	4,939	351
United Bankshares, Inc.	14,449	483
United Community Banks, Inc.	12,469	362
United Fire Group, Inc.	2,322	56
United Insurance Holdings Corp.(a)(b)	2,134	11
Unity Bancorp, Inc.	812	22
Universal Insurance Holdings, Inc.	3,007	47
Univest Financial Corp.	3,143	61
Unum Group	21,564	1,048
Upstart Holdings, Inc.(a)(b)	7,486	514
USCB Financial Holdings, Inc.(a)	1,183	13
Valley National Bancorp	46,712	479
Value Line, Inc.	83	4
Veritex Holdings, Inc.	5,739	123
Victory Capital Holdings, Inc. Class A(d)	4,102	136
Virtu Financial, Inc. Class A	10,709	199
Virtus Investment Partners, Inc.	745	153
Voya Financial, Inc.	10,533	782
Walker & Dunlop, Inc.	3,326	303
Washington Federal, Inc.	7,019	218
Washington Trust Bancorp, Inc.	1,842	59
Waterstone Financial, Inc.	2,137	30

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Webster Financial Corp.	18,862	$893
WesBanco, Inc.	6,288	176
West Bancorp, Inc.	1,604	32
Westamerica Bancorp	2,947	145
Western Alliance Bancorp	11,208	582
Western Asset Mortgage Capital Corp.	648	6
Western New England Bancorp, Inc.	2,117	14
Westwood Holdings Group, Inc.	852	10
WEX, Inc.(a)	4,629	876
White Mountains Insurance Group Ltd.	274	424
William Penn Bancorp(b)	1,179	13
Wintrust Financial Corp.	6,521	550
WisdomTree, Inc.(b)	12,097	84
World Acceptance Corp.(a)	580	92
WSFS Financial Corp.	6,679	292
		138,678
Health Care (12.1%):
10X Genomics, Inc. Class A(a)	9,574	603
23andMe Holding Co. Class A(a)(b)	27,507	53
2seventy bio, Inc.(a)	4,703	36
4D Molecular Therapeutics, Inc.(a)	3,854	71
89bio, Inc.(a)	7,421	118
Aadi Bioscience, Inc.(a)	1,764	9
Abeona Therapeutics, Inc.(a)	1,826	6
Absci Corp.	6,880	15
Acadia Healthcare Co., Inc.(a)	9,664	764
ACADIA Pharmaceuticals, Inc.(a)	17,554	513
Accelerate Diagnostics, Inc.(a)(b)	770	5
Accolade, Inc.(a)	7,174	108
Accuray, Inc.(a)	9,830	42
Acer Therapeutics, Inc.	1,939	2
Achieve Life Sciences, Inc.(a)	1,844	10
Aclaris Therapeutics, Inc.(a)	6,347	63
Actinium Pharmaceuticals, Inc.(a)(b)	2,708	19
Acumen Pharmaceuticals, Inc.(a)(b)	3,048	23
Acurx Pharmaceuticals, Inc.(a)	1,004	2
Acutus Medical, Inc.	2,089	1
Adamis Pharmaceuticals Corp.(a)(b)	304	—	(c)
AdaptHealth Corp.(a)	7,967	109
Adaptive Biotechnologies Corp.(a)	15,369	130
Addus HomeCare Corp.(a)	1,730	158
Adicet Bio, Inc.(a)(b)	3,286	9
ADMA Biologics, Inc.(a)	22,890	95
Adverum Biotechnologies, Inc.(a)	9,938	22
Aerovate Therapeutics, Inc.(a)(b)	1,833	32
Agenus, Inc.(a)	34,379	52
Agiliti, Inc.(a)	3,651	63
Agilon Health, Inc.(a)(b)	34,066	652
Agios Pharmaceuticals, Inc.(a)	5,812	154
AIM ImmunoTech, Inc.	5,161	3
AirSculpt Technologies, Inc.(b)	1,307	12
Akebia Therapeutics, Inc.(a)	17,928	30
Akero Therapeutics, Inc.(a)	5,029	218
Akili, Inc.	4,280	5
Akoya Biosciences, Inc.(a)	1,849	13
Aldeyra Therapeutics, Inc.(a)(b)	6,093	49
Alector, Inc.(a)	6,702	46
Alignment Healthcare, Inc.(a)	10,253	64
Aligos Therapeutics, Inc.	3,176	3

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Alkermes PLC(a)	17,640	$517
Allakos, Inc.(a)	5,688	31
Allogene Therapeutics, Inc.(a)(b)	8,686	43
Allovir, Inc.(a)(b)	3,992	13
Alnylam Pharmaceuticals, Inc.(a)	13,456	2,629
Alpha Teknova, Inc.	741	3
Alphatec Holdings, Inc.(a)	8,175	144
Alpine Immune Sciences, Inc.(a)	2,967	37
Altimmune, Inc.(a)	5,330	18
ALX Oncology Holdings, Inc.(a)	1,920	12
Alzamend Neuro, Inc.	4,964	2
Ambrx Biopharma, Inc., ADR	5,686	87
Amedisys, Inc.(a)	3,494	317
American Well Corp. Class A(a)	22,502	55
Amicus Therapeutics, Inc.(a)	29,839	406
AMN Healthcare Services, Inc.(a)	4,453	477
Amneal Pharmaceuticals, Inc.(a)	10,947	35
Amphastar Pharmaceuticals, Inc.(a)	4,129	251
Amylyx Pharmaceuticals, Inc.(a)	4,572	107
An2 Therapeutics, Inc.	1,319	11
AnaptysBio, Inc.(a)	2,784	55
Anavex Life Sciences Corp.(a)(b)	8,289	68
AngioDynamics, Inc.(a)	4,158	36
ANI Pharmaceuticals, Inc.(a)	1,678	88
Anika Therapeutics, Inc.(a)	1,569	37
Annexon, Inc.(a)	3,837	13
Annovis Bio, Inc.(a)(b)	692	10
Apellis Pharmaceuticals, Inc.(a)	10,404	268
Apollo Medical Holdings, Inc.(a)	4,718	173
Applied Therapeutics, Inc.	4,055	7
Apyx Medical Corp.(a)(b)	3,297	18
AquaBounty Technologies, Inc.	7,087	3
Aquestive Therapeutics, Inc.	5,694	12
Aravive, Inc.(b)	3,211	5
Arbutus Biopharma Corp.(a)	12,995	28
ARCA biopharma, Inc.(a)	1,563	3
Arcellx, Inc.(a)	3,049	104
Arcturus Therapeutics Holdings, Inc.(a)	2,502	87
Arcus Biosciences, Inc.(a)	5,075	101
Arcutis Biotherapeutics, Inc.(a)	4,805	52
Ardelyx, Inc.(a)	20,873	82
Arrowhead Pharmaceuticals, Inc.(a)	11,386	393
ARS Pharmaceuticals, Inc.(a)	5,238	39
Artivion, Inc.(a)	4,152	72
Arvinas, Inc.(a)	5,013	124
Asensus Surgical, Inc.	25,414	9
Aspira Women's Health, Inc.(a)	507	1
Assembly Biosciences, Inc.	5,022	6
Assertio Holdings, Inc.(a)(b)	5,130	29
Astria Therapeutics, Inc.(a)(b)	3,039	27
Atara Biotherapeutics, Inc.(a)	10,084	22
Atea Pharmaceuticals, Inc.(a)	7,935	27
Athersys, Inc.	2,218	2
Athira Pharma, Inc.(a)	4,061	12
ATI Physical Therapy, Inc.(a)(b)	124	1
Atossa Therapeutics, Inc.	13,865	15
Atreca, Inc. Class A	3,154	3
AtriCure, Inc.(a)	4,941	273
Atrion Corp.	149	84
aTyr Pharma, Inc.(a)	5,173	10

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Aura Biosciences, Inc.(a)	3,188	$38
Avanos Medical, Inc.(a)	5,001	122
Avantor, Inc.(a)	71,630	1,473
Aveanna Healthcare Holdings, Inc.(a)	5,090	9
Avid Bioservices, Inc.(a)	6,755	86
Avidity Biosciences, Inc.(a)	7,056	67
Avita Medical, Inc.(a)	2,688	54
Avrobio, Inc.	4,027	6
Axogen, Inc.(a)	4,400	38
Axonics, Inc.(a)	5,370	324
Axsome Therapeutics, Inc.(a)(b)	3,758	295
Azenta, Inc.(a)	7,416	348
Beam Therapeutics, Inc.(a)	6,501	201
Beyond Air, Inc.(a)	2,736	10
Beyondspring, Inc.(b)	2,431	3
BioAtla, Inc.(a)	3,446	10
BioCryst Pharmaceuticals, Inc.(a)	20,209	149
Biodesix, Inc.	4,726	6
Biohaven Ltd.(a)	6,345	126
BioLife Solutions, Inc.(a)	4,309	86
BioMarin Pharmaceutical, Inc.(a)	19,943	1,754
Biomea Fusion, Inc.(a)(b)	3,202	71
Biomerica, Inc.(a)	1,714	2
BioNano Genomics, Inc.(b)	31,861	19
Biora Therapeutics, Inc.	1,248	5
BioSig Technologies, Inc.	6,407	6
Biote Corp.(a)(b)	618	4
Bioventus, Inc. Class A(a)(b)	3,628	13
BioVie, Inc.(a)(b)	1,352	6
Bioxcel Therapeutics, Inc.(a)	2,088	19
Black Diamond Therapeutics, Inc.(a)	2,510	9
bluebird bio, Inc.(a)	10,932	43
Blueprint Medicines Corp.(a)	6,438	425
Bolt Biotherapeutics, Inc.	2,640	4
BrainStorm Cell Therapeutics, Inc.	3,082	6
Bridgebio Pharma, Inc.(a)	11,769	412
Bright Green Corp.(a)	6,113	5
Brookdale Senior Living, Inc.(a)	19,841	70
Bruker Corp.	10,791	742
Bullfrog AI Holdings, Inc.(a)	142	1
Butterfly Network, Inc.(a)(b)	16,208	42
C4 Therapeutics, Inc.(a)	4,459	17
Cabaletta Bio, Inc.(a)(b)	3,348	46
Cadrenal Therapeutics, Inc.(a)	464	—	(c)
Candel Therapeutics, Inc.	1,741	2
Cano Health, Inc.(a)(b)	27,487	40
Capricor Therapeutics, Inc.(a)	2,682	12
Cara Therapeutics, Inc.(a)(b)	4,590	15
Cardiff Oncology, Inc.	4,649	8
CareCloud, Inc.(a)	1,051	4
CareDx, Inc.(a)	5,687	62
CareMax, Inc.(a)	8,534	20
Caribou Biosciences, Inc.(a)	5,812	42
Carisma Therapeutics, Inc.(b)	1,764	10
Cassava Sciences, Inc.(a)(b)	4,205	92
Castle Biosciences, Inc.(a)	2,742	46
Catalyst Pharmaceuticals, Inc.(a)	10,712	148
Celcuity, Inc.(a)(b)	1,180	12
Celldex Therapeutics, Inc.(a)	5,170	183
CEL-SCI Corp.(b)	4,599	7

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Celularity, Inc.	10,280	$4
Century Therapeutics, Inc.(a)	2,649	8
Cerevel Therapeutics Holdings, Inc.(a)(b)	7,377	226
Certara, Inc.(a)	7,869	153
Cerus Corp.(a)	18,844	58
Champions Oncology, Inc.	595	4
Checkpoint Therapeutics, Inc.(b)	1,409	4
Chemed Corp.	1,589	828
Chimerix, Inc.(b)	8,099	10
Chinook Therapeutics, Inc.(a)	5,192	203
ChromaDex Corp.	5,172	9
Cidara Therapeutics, Inc.	8,774	9
Citius Pharmaceuticals, Inc.(a)(b)	14,734	15
ClearPoint Neuro, Inc.(a)	2,314	16
Clearside Biomedical, Inc.	5,340	6
Clene, Inc.	3,435	3
Clover Health Investments Corp.	35,276	44
Codexis, Inc.(a)	6,978	25
Co-Diagnostics, Inc.	3,353	5
Cogent Biosciences, Inc.(a)	6,583	86
Cognition Therapeutics, Inc.	2,223	4
Coherus Biosciences, Inc.(a)	8,108	39
Collegium Pharmaceutical, Inc.(a)	3,582	82
Community Health Systems, Inc.	13,718	60
Compass Therapeutics, Inc.(a)(b)	7,462	21
Computer Programs and Systems, Inc.(a)	1,511	40
CONMED Corp.	3,307	400
Corcept Therapeutics, Inc.(a)	10,138	258
CorMedix, Inc.(a)	4,431	20
CorVel Corp.(a)	997	204
Corvus Pharmaceuticals, Inc.(a)	3,773	9
Cosmos Health, Inc.(a)	1,012	2
Coya Therapeutics, Inc.(a)	884	4
Crinetics Pharmaceuticals, Inc.(a)	4,715	90
Cross Country Healthcare, Inc.(a)	3,831	99
CryoPort, Inc.(a)	5,135	83
Cue BioPharma, Inc.(a)(b)	4,479	17
Cue Health, Inc.	11,124	5
Cullinan Oncology, Inc.(a)	2,587	27
Curis, Inc.(b)	9,923	8
Cutera, Inc.(a)	2,106	42
CVRx, Inc.(a)	998	18
Cyclerion Therapeutics, Inc.(a)	209	1
Cymabay Therapeutics, Inc.(a)	9,850	129
Cyteir Therapeutics, Inc.	1,984	5
Cytek Biosciences, Inc.(a)	11,813	106
Cytokinetics, Inc.(a)	9,741	325
CytomX Therapeutics, Inc.(b)	7,092	12
CytoSorbents Corp.(a)	4,206	15
Dare Bioscience, Inc.	9,103	7
DarioHealth Corp.(a)(b)	2,532	9
Day One Biopharmaceuticals, Inc.(a)	4,994	66
Decibel Therapeutics, Inc.(a)	1,313	4
Deciphera Pharmaceuticals, Inc.(a)	5,656	76
Definitive Healthcare Corp.(a)	4,708	56
Delcath Systems, Inc.	1,079	5
Denali Therapeutics, Inc.(a)	11,451	326
DermTech, Inc.(a)	3,111	10
Design Therapeutics, Inc.(a)(b)	3,552	29
DiaMedica Therapeutics, Inc.	1,977	7

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Disc Medicine, Inc.(a)(b)	760	$38
DocGo, Inc.(a)	8,972	75
Doximity, Inc. Class A(a)	12,899	461
Durect Corp.	2,629	9
Dynavax Technologies Corp.(a)	13,551	190
Dyne Therapeutics, Inc.(a)	3,271	40
Eagle Pharmaceuticals, Inc.(a)	1,241	26
Eargo, Inc.(b)	387	2
Edgewise Therapeutics, Inc.(a)	4,434	32
Editas Medicine, Inc.(a)	7,455	65
Eiger Biopharmaceuticals, Inc.(b)	4,441	3
Elanco Animal Health, Inc.(a)	53,803	649
Embecta Corp.	6,202	132
Emergent BioSolutions, Inc.(a)	4,426	30
Enanta Pharmaceuticals, Inc.(a)	2,105	40
Encompass Health Corp.	10,709	707
Enhabit, Inc.(a)	5,325	73
Enliven Therapeutics, Inc.(a)(b)	2,252	43
Enovis Corp.(a)	5,337	341
Entrada Therapeutics, Inc.(a)(b)	2,946	51
Envista Holdings Corp.(a)	17,695	609
EQRx, Inc.(a)(b)	27,275	47
Erasca, Inc.(a)(b)	9,038	24
Esperion Therapeutics, Inc.	10,268	16
Establishment Labs Holdings, Inc.(b)	2,320	167
Etao International Co. Ltd.(b)	11,577	6
Eton Pharmaceuticals, Inc.	2,411	7
Evelo Biosciences, Inc.(a)	294	3
Evolent Health, Inc. Class A(a)	10,580	322
Evolus, Inc.(a)	4,435	44
Exact Sciences Corp.(a)	19,319	1,884
Exagen, Inc.(a)	978	2
Exelixis, Inc.(a)	34,775	685
Eyenovia, Inc.(a)	3,247	7
EyePoint Pharmaceuticals, Inc.(a)(b)	2,800	35
Fate Therapeutics, Inc.(a)	9,997	41
Fennec Pharmaceuticals, Inc.(a)(b)	2,402	21
FibroGen, Inc.(a)	9,466	20
Figs, Inc. Class A(a)	16,723	123
Fluidigm Corp.(a)	8,422	21
Foghorn Therapeutics, Inc.(a)	1,924	18
FONAR Corp.(a)	689	12
Fortrea Holdings, Inc.(a)	9,659	309
Fortress Biotech, Inc.	10,149	6
Frequency Therapeutics, Inc.	3,553	2
Fulcrum Therapeutics, Inc.(a)	5,808	22
Fulgent Genetics, Inc.(a)	2,032	79
G1 Therapeutics, Inc.	4,656	11
Gain Therapeutics, Inc.(a)	990	4
Galecto, Inc.	1,794	6
Galera Therapeutics, Inc.	3,705	9
Gamida Cell Ltd.(b)	9,134	13
GeneDx Holdings Corp.(a)(b)	1,738	13
Genelux Corp.(a)(b)	2,108	44
Generation Bio Co.(a)	5,271	27
Genprex, Inc.	5,579	4
Geron Corp.(a)	47,350	153
Glaukos Corp.(a)	5,016	387
Globus Medical, Inc.(a)	8,441	509
GlycoMimetics, Inc.(a)	6,332	10

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Gossamer Bio, Inc.(b)	8,173	$11
Graphite Bio, Inc.(a)	2,994	8
Greenwich Lifesciences, Inc.	395	4
Gritstone bio, Inc.(a)	7,760	15
Guardant Health, Inc.(a)	12,117	473
Haemonetics Corp.(a)	5,470	505
Halozyme Therapeutics, Inc.(a)	14,658	630
Harmony Biosciences Holdings, Inc.(a)	3,574	126
Harrow Health, Inc.(a)	2,793	62
Harvard Bioscience, Inc.(a)	4,015	19
Health Catalyst, Inc.(a)	5,867	82
HealthEquity, Inc.(a)	9,083	617
HealthStream, Inc.	2,646	59
Heat Biologics, Inc.	2,670	2
Hepion Pharmaceuticals, Inc.(a)(b)	419	3
Heron Therapeutics, Inc.(a)	12,888	21
HilleVax, Inc.(a)	1,461	22
Hims & Hers Health, Inc.(a)	12,443	112
Homology Medicines, Inc.	4,533	6
Hookipa Pharma, Inc.	4,756	4
Horizon Therapeutics PLC(a)	24,758	2,483
Humacyte, Inc.(a)	6,224	20
Hyperfine, Inc.(b)	4,995	15
iCAD, Inc.(a)	2,593	7
ICON PLC(a)	8,941	2,248
Icosavax, Inc.(a)(b)	3,818	34
ICU Medical, Inc.(a)	2,209	394
Ideaya Biosciences, Inc.(a)	5,521	123
IGM Biosciences, Inc.(a)(b)	1,916	20
Immuneering Corp. Class A(a)(b)	2,112	21
Immunic, Inc.(a)(b)	3,887	9
ImmunoGen, Inc.(a)	27,747	494
Immunome, Inc.(a)(b)	1,051	8
Immunovant, Inc.(a)	5,848	134
Inari Medical, Inc.(a)	5,116	292
Infusystem Holdings, Inc.(a)	1,969	20
Inhibrx, Inc.(a)	3,196	64
Inmune Bio, Inc.(a)(b)	1,279	11
Innovage Holding Corp.(a)	1,932	14
Innoviva, Inc.(a)	7,566	103
Inogen, Inc.(a)	2,436	20
Inotiv, Inc.(a)(b)	2,160	16
Inovio Pharmaceuticals, Inc.	27,913	15
Inozyme Pharma, Inc.(a)	3,859	20
Insmed, Inc.(a)	14,538	321
Inspire Medical Systems, Inc.(a)	3,118	897
Instil Bio, Inc.	7,816	4
Integer Holdings Corp.(a)	3,568	330
Integra LifeSciences Holdings Corp.(a)	7,778	354
Intellia Therapeutics, Inc.(a)	9,060	384
Intercept Pharmaceuticals, Inc.(a)	3,856	42
Intra-Cellular Therapies, Inc.(a)	10,059	622
Invitae Corp.(a)(b)	26,422	38
Invivyd, Inc.(b)	4,058	6
Ionis Pharmaceuticals, Inc.(a)	15,088	625
Iovance Biotherapeutics, Inc.(a)	18,661	135
iRadimed Corp.	786	35
iRhythm Technologies, Inc.(a)	3,232	340
Ironwood Pharmaceuticals, Inc.(a)	16,542	183
iTeos Therapeutics, Inc.(a)	3,157	44

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Janux Therapeutics, Inc.(a)(b)	2,419	$34
Jasper Therapeutics, Inc.	9,098	14
Jazz Pharmaceuticals PLC(a)	6,689	872
KalVista Pharmaceuticals, Inc.(a)	2,396	24
Karuna Therapeutics, Inc.(a)	3,527	705
Karyopharm Therapeutics, Inc.(a)	11,418	21
Keros Therapeutics, Inc.(a)	2,157	90
Kezar Life Sciences, Inc.(a)	6,001	13
Kineta, Inc.	698	1
Kiniksa Pharmaceuticals Ltd. Class A(a)	3,707	70
Kinnate Biopharma, Inc.	2,092	6
Know Labs, Inc.	3,696	3
Kodiak Sciences, Inc.(a)	5,328	16
Kronos Bio, Inc.	4,113	8
Krystal Biotech, Inc.(a)	2,285	295
Kura Oncology, Inc.(a)	7,027	73
Kymera Therapeutics, Inc.(a)	4,807	105
Lantern Pharma, Inc.(a)	750	3
Lantheus Holdings, Inc.(a)	7,248	627
Larimar Therapeutics, Inc.(a)	4,597	20
Leap Therapeutics, Inc.(a)	1,045	3
Legend Biotech Corp., ADR(a)	17,894	1,351
LeMaitre Vascular, Inc.	2,121	134
LENSAR, Inc.(a)	1,039	3
Lexicon Pharmaceuticals, Inc.(a)(b)	20,251	41
LifeMD, Inc.	2,805	13
LifeStance Health Group, Inc.(a)(b)	9,902	93
Ligand Pharmaceuticals, Inc.(a)	1,759	118
Lineage Cell Therapeutics, Inc.(a)(b)	18,426	28
Lipella Pharmaceuticals, Inc.(a)	335	1
Liquidia Technologies, Inc.(a)(b)	5,721	44
Longboard Pharmaceuticals, Inc.(a)	1,441	10
Lyell Immunopharma, Inc.(a)	13,105	38
Lyra Therapeutics, Inc.	2,476	8
MacroGenics, Inc.(a)	6,530	31
Madrigal Pharmaceuticals, Inc.(a)	1,511	310
Magenta Therapeutics, Inc.	4,908	4
MannKind Corp.(a)	27,954	128
Maravai LifeSciences Holdings, Inc. Class A(a)	11,811	134
Marinus Pharmaceuticals, Inc.(a)	4,999	53
Masimo Corp.(a)	5,296	648
MaxCyte, Inc.(a)	9,691	43
Medpace Holdings, Inc.(a)	2,585	654
MEI Pharma, Inc.(a)	629	4
MeiraGTx Holdings PLC(a)	4,035	25
Merit Medical Systems, Inc.(a)	6,109	456
Merrimack Pharmaceuticals, Inc.(a)(b)	1,532	18
Mersana Therapeutics, Inc.(a)	9,227	11
Mesa Laboratories, Inc.	563	72
MiMedx Group, Inc.(a)	9,460	76
Mind Medicine MindMed, Inc.	3,868	19
Mineralys Therapeutics, Inc.(a)(b)	1,712	24
Mirati Therapeutics, Inc.(a)	5,802	176
Mirum Pharmaceuticals, Inc.(a)(b)	2,625	68
ModivCare, Inc.(a)	1,519	66
Molecular Templates, Inc.	4,691	3
Monte Rosa Therapeutics, Inc.(a)	4,241	30
Morphic Holding, Inc.(a)	3,699	210
Multiplan Corp.(a)	29,392	63
Mustang Bio, Inc.(a)(b)	600	3

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
MyMD Pharmaceuticals, Inc.(b)	3,545	$5
Myriad Genetics, Inc.(a)	8,519	190
NanoString Technologies, Inc.(a)	5,058	24
Natera, Inc.(a)	11,041	499
National HealthCare Corp.	1,346	79
National Research Corp.	1,569	67
Nautilus Biotechnology, Inc.(a)	5,470	18
Nektar Therapeutics(a)	19,963	11
Neogen Corp.(a)	23,668	549
NeoGenomics, Inc.(a)	13,554	235
Neurocrine Biosciences, Inc.(a)	10,365	1,056
Neuronetics, Inc.(a)	2,684	5
NeuroPace, Inc.(a)	874	4
Nevro Corp.(a)	3,658	91
NextCure, Inc.(a)	2,129	4
NextGen Healthcare, Inc.(a)	5,783	96
NGM Biopharmaceuticals, Inc.(a)	4,690	11
Nkarta, Inc.(a)	4,062	9
Novavax, Inc.(a)(b)	9,152	85
NRX Pharmaceuticals, Inc.	4,373	2
Nurix Therapeutics, Inc.(a)	4,607	45
Nutex Health, Inc.	33,437	14
Nuvalent, Inc. Class A(a)	4,803	239
NuVasive, Inc.(a)	5,715	236
Nuvation Bio, Inc.(a)	15,472	29
Nuvectis Pharma, Inc.(a)	579	8
Ocean Biomedical, Inc.(a)(b)	894	4
Ocugen, Inc.(b)	27,515	17
Ocular Therapeutix, Inc.(a)	8,348	38
Ocuphire Pharma, Inc.(a)(b)	2,165	9
Olema Pharmaceuticals, Inc.(a)	3,765	33
Omega Therapeutics, Inc.(a)(b)	2,350	13
Omeros Corp.(a)(b)	6,594	29
Omniab, Inc.(a)(e)	698	—
Omniab, Inc.(a)(b)	10,183	56
Omniab, Inc.(a)(e)	698	—
Omnicell, Inc.(a)	4,791	303
Oncocyte Corp.(a)	821	3
Oncternal Therapeutics, Inc.	5,729	2
OPKO Health, Inc.(a)	45,684	85
OptimizeRx Corp.(a)	1,803	25
Optinose, Inc.(a)	9,071	11
Option Care Health, Inc.(a)	16,934	572
Oramed Pharmaceuticals, Inc.(a)(b)	4,069	14
OraSure Technologies, Inc.(a)	7,634	36
Orchestra BioMed Holdings, Inc.(a)(b)	2,584	15
Organogenesis Holdings, Inc.(a)	7,311	31
ORIC Pharmaceuticals, Inc.(a)(b)	3,407	28
Orthofix Medical, Inc.(a)	3,746	74
OrthoPediatrics Corp.(a)	1,680	70
Outlook Therapeutics, Inc.(a)(b)	13,489	23
Outset Medical, Inc.(a)	5,059	104
Owens & Minor, Inc.(a)	8,018	154
Owlet, Inc.(a)(b)	448	2
P3 Health Partners, Inc.(a)	1,776	4
Pacific Biosciences of California, Inc.(a)	26,813	354
Pacira BioSciences, Inc.(a)	4,924	179
Palatin Technologies, Inc.(a)	1,112	2
Paragon 28, Inc.(a)	3,671	65
Paratek Pharmaceuticals, Inc.(b)	4,927	11

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Pardes Biosciences, Inc.	5,609	$12
Passage Bio, Inc.	3,166	3
Patterson Cos., Inc.	9,459	311
PAVmed, Inc.	10,187	4
PDL BioPharma, Inc.(a)(e)	17,605	8
PDS Biotechnology Corp.(a)(b)	3,207	18
Pediatrix Medical Group, Inc.(a)	8,819	121
Penumbra, Inc.(a)	3,909	1,186
PepGen, Inc.(a)(b)	2,096	13
Perrigo Co. PLC	14,742	540
Personalis, Inc.(a)	3,977	9
PetIQ, Inc.(a)	2,951	49
PharmaCyte Biotech, Inc.(a)	1,563	4
Phathom Pharmaceuticals, Inc.(a)	3,117	47
PhenomeX, Inc.	8,870	5
Phibro Animal Health Corp. Class A	2,205	32
Phreesia, Inc.(a)	5,429	172
Pieris Pharmaceuticals, Inc.	7,813	2
Pliant Therapeutics, Inc.(a)	5,441	97
PMV Pharmaceuticals, Inc.(a)	3,400	22
Point Biopharma Global, Inc.(a)	9,370	84
Poseida Therapeutics, Inc.(a)(b)	6,023	10
Praxis Precision Medicines, Inc.	6,188	6
Precigen, Inc.(a)	14,016	19
Precision BioSciences, Inc.	9,476	5
Predictive Oncology, Inc.	410	2
Prelude Therapeutics, Inc.(a)	2,514	10
Premier, Inc. Class A	12,885	358
Prestige Consumer Healthcare, Inc.(a)	5,386	351
Prime Medicine, Inc.(a)(b)	2,981	45
Privia Health Group, Inc.(a)	11,524	322
PROCEPT BioRobotics Corp.(a)	4,554	157
Pro-Dex, Inc.(a)	260	5
Progyny, Inc.(a)	8,136	340
ProPhase Labs, Inc.(a)(b)	1,337	10
Protagonist Therapeutics, Inc.(a)	5,893	114
Protalix BioTherapeutics, Inc.(a)(b)	6,655	11
Prothena Corp. PLC(a)	5,410	373
PTC Therapeutics, Inc.(a)	7,921	320
Pulmonx Corp.(a)	3,400	48
Pulse Biosciences, Inc.(a)(b)	660	5
Puma Biotechnology, Inc.(a)	4,148	15
Pyxis Oncology, Inc.(a)	3,058	8
Quanterix Corp.(a)	3,652	91
Quantum-Si, Inc.(a)	10,370	40
QuidelOrtho Corp.(a)	5,243	458
Quince Therapeutics, Inc.(b)	3,007	4
Quipt Home Medical Corp.(a)	3,788	20
R1 RCM, Inc.(a)(b)	20,985	363
RadNet, Inc.(a)	5,464	181
Rain Oncology, Inc.(a)	1,792	2
Rallybio Corp.(a)(b)	1,663	10
Rani Therapeutics Holdings, Inc.	1,787	8
RAPT Therapeutics, Inc.(a)	2,899	69
Reata Pharmaceuticals, Inc. Class A(a)	3,023	501
Recursion Pharmaceuticals, Inc. Class A(a)(b)	12,334	174
REGENXBIO, Inc.(a)	4,267	81
Relay Therapeutics, Inc.(a)	9,266	117
Relmada Therapeutics, Inc.(a)	3,032	8
Reneo Pharmaceuticals, Inc.(a)	1,209	10

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
RenovoRx, Inc.	910	$2
Repligen Corp.(a)	5,654	970
Replimune Group, Inc.(a)	4,281	90
Retractable Technologies, Inc.	1,443	2
Revance Therapeutics, Inc.(a)	8,468	200
Reviva Pharmaceuticals Holdings, Inc.(b)	1,724	8
REVOLUTION Medicines, Inc.(a)	9,661	254
Rhythm Pharmaceuticals, Inc.(a)	5,306	95
Rigel Pharmaceuticals, Inc.(a)	18,735	26
Rocket Pharmaceuticals, Inc.(a)	8,017	145
Royalty Pharma PLC Class A	40,758	1,279
RxSight, Inc.(a)	2,568	86
SAB Biotherapeutics, Inc.	3,587	3
Sage Therapeutics, Inc.(a)	5,623	195
Sana Biotechnology, Inc.(a)(b)	8,980	53
Sanara Medtech, Inc.(a)	355	15
Sangamo Therapeutics, Inc.(a)	15,991	21
Sarepta Therapeutics, Inc.(a)	9,035	979
Savara, Inc.(a)	12,115	43
Scholar Rock Holding Corp.(a)	4,130	29
Schrodinger, Inc.(a)	6,389	334
Science 37 Holdings, Inc.	8,431	2
Scilex Holding Co.(a)(b)	8,658	47
scPharmaceuticals, Inc.(a)(b)	3,290	28
SCYNEXIS, Inc.(a)	3,879	11
Seagen, Inc.(a)	20,043	3,844
Seelos Therapeutics, Inc.(b)	12,937	20
Seer, Inc.(a)	4,427	22
Select Medical Holdings Corp.	11,262	338
Selecta Biosciences, Inc.(a)(b)	11,226	12
Sellas Life Sciences Group, Inc.	3,104	5
Semler Scientific, Inc.(a)	615	15
Sensei Biotherapeutics, Inc.(a)	1,850	2
Senseonics Holdings, Inc.(b)	45,185	41
Sensus Healthcare, Inc.(a)	1,383	4
Senti Biosciences, Inc.	2,834	2
Sera Prognostics, Inc. Class A	1,461	4
Seres Therapeutics, Inc.(a)	10,231	49
Sharecare, Inc.(a)	30,965	43
Shockwave Medical, Inc.(a)	3,879	1,011
SI-BONE, Inc.(a)	3,728	96
SIGA Technologies, Inc.	4,585	26
Sight Sciences, Inc.(a)	3,111	27
Silk Road Medical, Inc.(a)	4,049	92
Simulations Plus, Inc.	1,781	89
Singular Genomics Systems, Inc.	4,847	4
SmileDirectClub, Inc.(b)	12,668	11
Solid Biosciences, Inc.(a)	1,713	7
SomaLogic, Inc.(a)	16,463	40
Sonendo, Inc.	4,522	6
Sotera Health Co.(a)	10,811	205
Spectrum Pharmaceuticals, Inc.	20,024	21
Spero Therapeutics, Inc.(a)	3,969	6
SpringWorks Therapeutics, Inc.(a)	4,850	152
STAAR Surgical Co.(a)	5,226	286
Stereotaxis, Inc.	6,802	11
Stoke Therapeutics, Inc.(a)	2,949	20
Structure Therapeutics, Inc., ADR(b)	3,881	143
Summit Therapeutics, Inc.(a)(b)	11,903	25
Supernus Pharmaceuticals, Inc.(a)	5,682	174

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Surface Oncology, Inc.	5,635	$5
Surgery Partners, Inc.(a)	7,340	284
Surmodics, Inc.(a)	1,476	47
Sutro Biopharma, Inc.(a)	5,538	25
Syndax Pharmaceuticals, Inc.(a)	6,338	135
Syneos Health, Inc.(a)	11,191	475
Synlogic, Inc.	5,019	2
Syros Pharmaceuticals, Inc.(a)(b)	1,639	7
Tabula Rasa Healthcare, Inc.	2,673	21
Tactile Systems Technology, Inc.(a)	2,442	56
Talaris Therapeutics, Inc.(a)	2,148	6
Talkspace, Inc.	12,185	21
Tandem Diabetes Care, Inc.(a)	6,970	243
Tango Therapeutics, Inc.(a)	5,503	19
Tarsus Pharmaceuticals, Inc.(a)	2,045	45
Taysha Gene Therapies, Inc.	4,034	3
Tela Bio, Inc.(a)	1,874	18
Teladoc Health, Inc.(a)	17,198	512
Tenaya Therapeutics, Inc.(a)(b)	4,134	20
Tenet Healthcare Corp.(a)	10,862	812
Terns Pharmaceuticals, Inc.(a)	3,724	27
TFF Pharmaceuticals, Inc.	3,527	2
TG Therapeutics, Inc.(a)	14,800	306
The Ensign Group, Inc.	5,859	568
The Joint Corp.(a)	1,529	21
The Oncology Institute, Inc.	3,169	3
The Pennant Group, Inc.(a)	2,957	34
TherapeuticsMD, Inc.	975	4
Theseus Pharmaceuticals, Inc.(a)	1,670	6
Third Harmonic Bio, Inc.(a)	1,599	11
Tilray, Inc. Class 2(a)(b)	66,716	169
Tonix Pharmaceuticals Holding Corp.(a)(b)	1,067	1
Tracon Pharmaceuticals, Inc.	2,189	1
TransMedics Group, Inc.(a)	3,391	316
Travere Therapeutics, Inc.(a)(b)	7,596	131
Treace Medical Concepts, Inc.(a)	4,420	101
Trevi Therapeutics, Inc.(a)	3,937	9
TScan Therapeutics, Inc.(b)	3,488	8
Twist Bioscience Corp.(a)	5,977	145
Tyra Biosciences, Inc.(a)(b)	2,126	32
U.S. Physical Therapy, Inc.	1,516	176
UFP Technologies, Inc.(a)	764	149
Ultragenyx Pharmaceutical, Inc.(a)	7,150	308
United Therapeutics Corp.(a)	4,969	1,206
UNITY Biotechnology, Inc.(a)	1,352	4
UroGen Pharma Ltd.(a)(b)	2,099	45
Utah Medical Products, Inc.	374	37
Vanda Pharmaceuticals, Inc.(a)	5,969	35
Vapotherm, Inc.	4,201	2
Varex Imaging Corp.(a)	4,347	101
Vaxart, Inc.(b)	14,227	12
Vaxcyte, Inc.(a)	8,721	419
Vaxxinity, Inc. Class A(a)(b)	4,054	11
VBI Vaccines, Inc.	886	1
Veeva Systems, Inc. Class A(a)	15,276	3,120
Ventyx Biosciences, Inc.(a)	4,424	164
Vera Therapeutics, Inc.(a)(b)	2,802	53
Veracyte, Inc.(a)	7,778	214
Veradigm, Inc.(a)	11,604	157
Verastem, Inc.(a)	1,726	19

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Vericel Corp.(a)	5,134	$184
Verrica Pharmaceuticals, Inc.(a)(b)	2,655	16
Verve Therapeutics, Inc.(a)	4,115	84
Vicarious Surgical, Inc.(a)(b)	3,493	6
Viemed Healthcare, Inc.(a)	3,664	31
Vigil Neuroscience, Inc.(a)(b)	1,563	13
Viking Therapeutics, Inc.(a)	9,948	144
Vir Biotechnology, Inc.(a)	9,037	127
Viracta Therapeutics, Inc.	2,886	4
Viridian Therapeutics, Inc.(a)(b)	3,790	71
Vistagen Therapeutics, Inc.(a)(b)	793	1
Vivani Medical, Inc.	3,115	4
VolitionRX Ltd.	4,649	6
Vor BioPharma, Inc.(a)	5,823	18
Voyager Therapeutics, Inc.(a)	3,766	35
Werewolf Therapeutics, Inc.(a)	2,121	6
X4 Pharmaceuticals, Inc.(a)	11,413	20
XBiotech, Inc.	2,033	10
Xencor, Inc.(a)	6,430	156
Xeris Biopharma Holdings, Inc.(a)(b)	13,698	36
Xilio Therapeutics, Inc.(a)	1,444	4
XOMA Corp.(a)	1,242	20
Y-mAbs Therapeutics, Inc.(a)	3,873	24
Zentalis Pharmaceuticals, Inc.(a)	5,595	149
Zevra Therapeutics, Inc.(a)(b)	3,438	17
Zimvie, Inc.(a)	2,743	38
ZIOPHARM Oncology, Inc.(b)	23,691	10
Zomedica Corp.(b)	106,220	22
Zymeworks, Inc.(a)	6,278	47
Zynerba Pharmaceuticals, Inc.	5,699	2
Zynex, Inc.(a)(b)	2,256	22
		92,324
Industrials (16.4%):
3D Systems Corp.(a)	13,931	121
AAON, Inc.	4,603	485
AAR Corp.(a)	3,585	214
ABM Industries, Inc.	7,112	329
ACCO Brands Corp.	9,909	60
Acme United Corp.	338	10
Acuity Brands, Inc.	3,511	580
ACV Auctions, Inc. Class A(a)	13,558	237
Advanced Drainage Systems, Inc.	7,650	933
Advent Technologies Holdings, Inc.	4,056	4
AECOM	15,215	1,324
AeroVironment, Inc.(a)	2,618	249
AerSale Corp.(a)	2,269	34
AERWINS Technology, Inc.	4,304	1
AGCO Corp.	6,781	903
AgEagle Aerial Systems, Inc.	8,674	2
Air Lease Corp.	11,293	478
Air T, Inc.(a)	159	4
Air Transport Services Group, Inc.(a)	6,213	125
Alamo Group, Inc.	1,285	249
Albany International Corp.	3,373	325
Alight, Inc. Class A(a)	37,566	367
Allegiant Travel Co.(a)	1,688	209
Allied Motion Technologies, Inc.	1,445	56
Allison Transmission Holdings, Inc.	9,959	585
Alta Equipment Group, Inc.	2,610	42

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Ameresco, Inc. Class A(a)	3,455	$201
American Superconductor Corp.(a)	3,073	31
American Woodmark Corp.(a)	1,785	137
Amprius Technologies, Inc.(a)(b)	1,676	13
API Group Corp.(a)	23,563	678
Apogee Enterprises, Inc.	2,385	118
Applied Industrial Technologies, Inc.	4,143	601
Aqua Metals, Inc.	7,125	10
ARC Document Solutions, Inc.	3,959	14
ArcBest Corp.	2,595	302
Archer Aviation, Inc. Class A(a)(b)	13,814	93
Arcosa, Inc.	5,252	405
Argan, Inc.	1,414	54
Aris Water Solution, Inc. Class A	3,081	34
Armstrong World Industries, Inc.	4,951	383
Array Technologies, Inc.(a)	15,819	301
ASGN, Inc.(a)	5,237	400
Astec Industries, Inc.	2,439	120
Astra Space, Inc.(b)	18,332	8
Astronics Corp.(a)	3,127	66
Asure Software, Inc.(a)	1,966	27
Atkore, Inc.(a)	4,284	680
Ault Alliance, Inc.(a)	132	—	(c)
Aurora Innovation, Inc.(a)(b)	33,422	110
Avis Budget Group, Inc.(a)	4,237	933
AZZ, Inc.	2,673	119
Babcock & Wilcox Enterprises, Inc.(a)	9,318	51
Barnes Group, Inc.	5,261	207
Barrett Business Services, Inc.	732	66
Beacon Roofing Supply, Inc.(a)	5,348	458
Beam Global(a)(b)	930	11
BGSF, Inc.	1,059	11
BlackSky Technology, Inc.(a)(b)	10,528	21
Blade Air Mobility, Inc.(a)(b)	4,808	20
Blink Charging Co.(a)(b)	5,441	35
Bloom Energy Corp. Class A(a)(b)	19,389	346
Blue Bird Corp.(a)	2,246	47
BlueLinx Holdings, Inc.(a)	961	91
Boise Cascade Co.	4,279	443
Booz Allen Hamilton Holding Corp.	14,194	1,719
Bowman Consulting Group Ltd.(a)	1,082	38
Brady Corp. Class A	4,959	256
Bridger Aerospace Group Holdings, Inc.	145	1
BrightView Holdings, Inc.(a)	4,199	32
Broadwind, Inc.(a)	1,925	7
Builders FirstSource, Inc.(a)	14,810	2,139
BWX Technologies, Inc.	9,989	689
Byrna Technologies, Inc.	1,893	7
CACI International, Inc. Class A(a)	2,550	894
Cadre Holdings, Inc.	1,759	41
Capstone Green Energy Corp.	1,930	2
Carlisle Cos., Inc.	5,546	1,537
Casella Waste Systems, Inc.(a)	5,496	443
CBIZ, Inc.(a)	5,289	280
CECO Environmental Corp.(a)	3,153	38
ChargePoint Holdings, Inc.(a)(b)	27,685	240
Chart Industries, Inc.(a)	4,632	844
Chicago Rivet & Machine Co.	87	2
Cimpress PLC(a)	2,358	164
CIRCOR International, Inc.(a)	2,164	121

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Civeo Corp.(a)	1,468	$29
Clean Harbors, Inc.(a)	5,508	916
Columbus McKinnon Corp.	3,071	130
Comfort Systems USA, Inc.	3,836	667
Commercial Vehicle Group, Inc.(a)	3,181	33
CompX International, Inc.	163	4
Concentrix Corp.	4,733	394
Concrete Pumping Holdings, Inc.(a)	2,671	22
Conduent, Inc.(a)	21,762	75
Construction Partners, Inc. Class A(a)	4,350	128
Core & Main, Inc. Class A(a)	8,897	281
CoreCivic, Inc.(a)	12,115	118
Covenant Logistics Group, Inc.	777	43
CPI Aerostructures, Inc.	1,005	4
CRA International, Inc.	751	75
Crane Co.	6,151	576
Crane NXT Co.	5,227	309
CSG Systems International, Inc.	3,322	171
CSW Industrials, Inc.	1,679	303
Curtiss-Wright Corp.	4,196	803
Custom Truck One Source, Inc.(a)	6,751	47
Daseke, Inc.(a)	4,349	34
Deluxe Corp.	4,677	89
Desktop Metal, Inc. Class A(a)(b)	26,080	47
DLH Holdings Corp.(a)	1,280	13
Donaldson Co., Inc.	13,192	829
Douglas Dynamics, Inc.	2,432	76
Driven Brands Holdings, Inc.(a)	6,783	175
Ducommun, Inc.(a)	1,452	73
Dun & Bradstreet Holdings, Inc.	24,331	288
DXP Enterprises, Inc.(a)	1,727	66
Dycom Industries, Inc.(a)	3,141	313
Eagle Bulk Shipping, Inc.(b)	1,395	64
EMCOR Group, Inc.	5,115	1,100
Emeren Group Ltd., ADR(a)	6,601	25
Encore Wire Corp.	1,909	326
Energous Corp.	9,871	2
Energy Recovery, Inc.(a)	5,519	168
Energy Vault Holdings, Inc.(a)(b)	7,926	27
Enerpac Tool Group Corp.	6,115	168
EnerSys	4,385	475
Ennis, Inc.	2,717	59
Enovix Corp.(a)(b)	12,902	278
EnPro Industries, Inc.	2,262	314
Enviri Corp.(a)	8,659	82
Eos Energy Enterprises, Inc.(a)(b)	12,051	30
Esab Corp.	6,185	425
ESCO Technologies, Inc.	2,770	279
Espey Manufacturing & Electronics Corp.	185	3
ESS Tech, Inc.(a)(b)	5,539	11
EVI Industries, Inc.(a)(b)	566	14
ExlService Holdings, Inc.(a)	3,477	490
Exponent, Inc.	5,490	492
Federal Signal Corp.	6,508	398
First Advantage Corp.(a)	5,988	90
FiscalNote Holdings, Inc.(a)(b)	11,035	36
Flowserve Corp.	14,311	540
Fluence Energy, Inc.(a)	6,362	186
Fluor Corp.(a)	15,273	473
Flux Power Holdings, Inc.	1,248	7

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Forrester Research, Inc.(a)	1,253	$40
Fortune Brands Innovations, Inc.	13,878	986
Forward Air Corp.	2,884	343
Franklin Covey Co.(a)	1,311	62
Franklin Electric Co., Inc.	4,198	415
FreightCar America, Inc.(a)	1,208	4
Frontier Group Holdings, Inc.(a)	4,055	38
FTAI Aviation Ltd.	10,695	344
FTAI Infrastructure, Inc.	10,774	38
FTC Solar, Inc.(a)	4,649	18
FTI Consulting, Inc.(a)	3,604	631
Fuel Tech, Inc.	2,556	3
FuelCell Energy, Inc.(a)(b)	44,423	97
Gates Industrial Corp. PLC(a)	16,853	230
GATX Corp.	3,828	480
GEE Group, Inc.	11,906	6
Genco Shipping & Trading Ltd.	4,358	63
Gencor Industries, Inc.(a)	1,123	17
Genpact Ltd.	18,461	666
Gibraltar Industries, Inc.(a)	3,359	217
Global Industrial Co.	708	20
GMS, Inc.(a)	4,513	333
Graco, Inc.	18,187	1,443
GrafTech International Ltd.	21,074	111
Graham Corp.(a)	1,085	15
Granite Construction, Inc.	4,743	194
Great Lakes Dredge & Dock Corp.(a)	7,031	59
Griffon Corp.	5,198	217
GXO Logistics, Inc.(a)	12,746	855
H&E Equipment Services, Inc.	3,460	168
Hawaiian Holdings, Inc.(a)	5,466	63
Hayward Holdings, Inc.(a)	21,437	286
Healthcare Services Group, Inc.	8,065	102
Heartland Express, Inc.	5,101	83
HEICO Corp.	4,598	809
HEICO Corp. Class A	8,094	1,136
Heidrick & Struggles International, Inc.	2,133	58
Heliogen, Inc.	14,464	4
Helios Technologies, Inc.	3,535	223
Herc Holdings, Inc.	3,126	418
Heritage-Crystal Clean, Inc.(a)	1,722	79
Hertz Global Holdings, Inc.(a)	34,242	577
Hexcel Corp.	9,137	646
Hillenbrand, Inc.	7,524	391
Hillman Solutions Corp.(a)	21,097	208
HireQuest, Inc.(b)	579	14
HireRight Holdings Corp.(a)	1,699	18
HNI Corp.	4,902	143
Hub Group, Inc. Class A(a)	3,470	313
Hubbell, Inc.	5,870	1,831
Hudson Global, Inc.(a)	252	6
Hudson Technologies, Inc.(a)	4,117	37
Hurco Cos., Inc.	691	16
Huron Consulting Group, Inc.(a)	2,055	194
Hydrofarm Holdings Group, Inc.	4,255	5
Hyliion Holdings Corp.(a)(b)	11,807	23
Hyster-Yale Materials Handling, Inc.	851	41
Hyzon Motors, Inc.(b)	8,687	18
IBEX Holdings Ltd.(a)	1,020	20
ICF International, Inc.	2,003	236

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Ideal Power, Inc.(a)	577	$7
Ideanomics, Inc.	68,076	6
IES Holdings, Inc.(a)	2,122	122
Imperalis Holding Corp.(a)	1,980	—	(c)
Innodata, Inc.(a)(b)	2,729	35
INNOVATE Corp.(a)(b)	5,321	9
Insperity, Inc.	3,897	458
Insteel Industries, Inc.	2,025	65
Interface, Inc.	6,179	60
ITT, Inc.	8,966	893
Janus International Group, Inc.(a)	8,993	103
JELD-WEN Holding, Inc.(a)	9,051	161
JetBlue Airways Corp.(a)	35,462	276
Joby Aviation, Inc.(a)(b)	33,725	302
John Bean Technologies Corp.	3,420	423
Kadant, Inc.	1,266	282
Kaman Corp.	3,039	70
KAR Auction Services, Inc.(a)	11,686	183
Karat Packaging, Inc.	634	13
KBR, Inc.	14,805	910
Kelly Services, Inc. Class A	3,675	67
Kennametal, Inc.	8,377	255
Kforce, Inc.	2,093	133
Kirby Corp.(a)	6,494	529
Knightscope, Inc. Class A(b)	4,618	7
Knight-Swift Transportation Holdings, Inc.	16,389	996
Korn Ferry	5,657	298
Kratos Defense & Security Solutions, Inc.(a)	13,516	204
KULR Technology Group, Inc.	8,025	7
Landstar System, Inc.	3,896	793
Lawson Products, Inc.(a)	2,083	115
LB Foster Co. Class A(a)	1,066	15
Legalzoom.com, Inc.(a)	9,282	142
Lennox International, Inc.	3,497	1,285
Leonardo DRS, Inc.(a)	4,844	81
Lightning eMotors, Inc.(a)	435	2
Limbach Holdings, Inc.(a)	965	26
Lincoln Electric Holdings, Inc.	6,260	1,256
Lindsay Corp.	1,195	158
Liquidity Services, Inc.(a)	2,532	42
LSI Industries, Inc.	2,962	37
Lyft, Inc. Class A(a)	33,949	432
Manitex International, Inc.(a)	1,498	8
ManpowerGroup, Inc.	5,482	432
Markforged Holding Corp.(a)(b)	14,619	31
Marten Transport Ltd.	6,310	143
Masonite International Corp.(a)	2,392	250
MasTec, Inc.(a)	6,511	767
Mastech Digital, Inc.(a)	370	4
Masterbrand, Inc.(a)	13,878	171
Matrix Service Co.(a)	2,814	18
Matson, Inc.	3,836	359
Matthews International Corp. Class A	3,199	147
Maximus, Inc.	6,589	552
Mayville Engineering Co., Inc.(a)	1,503	18
McGrath RentCorp	2,644	255
MDU Resources Group, Inc.	21,153	468
Mercury Systems, Inc.(a)	6,173	234
Mesa Air Group, Inc.(a)	3,498	8
Micromobility.com, Inc.	1,237	—	(c)

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Microvast Holdings, Inc.(a)(b)	18,974	$54
Miller Industries, Inc.	1,239	47
MillerKnoll, Inc.	8,195	160
Mistras Group, Inc.(a)	1,900	15
Molekule Group, Inc.	1,565	3
Momentus, Inc.	6,386	3
Montrose Environmental Group, Inc.(a)	2,994	121
Moog, Inc. Class A	3,083	325
MRC Global, Inc.(a)	8,703	98
MSA Safety, Inc.	3,994	663
MSC Industrial Direct Co., Inc.	5,027	507
Mueller Industries, Inc.	6,041	490
Mueller Water Products, Inc. Class A	16,768	270
MYR Group, Inc.(a)	1,771	252
National Presto Industries, Inc.	574	45
NEXTracker, Inc. Class A(a)	3,215	136
Nikola Corp.(a)(b)	60,796	162
Nl Industries, Inc.	909	5
NN, Inc.(a)	4,612	14
Northwest Pipe Co.(a)	1,055	34
NOW, Inc.(a)	11,959	136
NV5 Global, Inc.(a)	1,380	151
nVent Electric PLC	17,875	945
Nxu, Inc.(a)	3,987	2
Ocean Power Technologies, Inc.	6,123	4
Omega Flex, Inc.	365	33
Oshkosh Corp.	7,093	653
Owens Corning	9,839	1,377
PAM Transportation Services, Inc.	705	18
Pangaea Logistics Solutions Ltd.	2,766	19
Park Aerospace Corp.	2,175	32
Park-Ohio Holdings Corp.	941	18
Parsons Corp.(a)	11,350	561
Paycor HCM, Inc.(a)	6,955	187
Paylocity Holding Corp.(a)	4,580	1,039
Performant Financial Corp.(a)	6,913	21
Perma-Fix Environmental Services(a)	1,124	11
PGT Innovations, Inc.(a)	6,241	179
Pitney Bowes, Inc.	16,974	67
Planet Labs PBC(a)	17,310	64
Plug Power, Inc.(a)(b)	57,823	759
Powell Industries, Inc.	998	61
Preformed Line Products Co.	271	47
Primoris Services Corp.	5,757	183
Proterra, Inc.(a)(b)	18,271	31
Proto Labs, Inc.(a)	2,892	96
Quad/Graphics, Inc.(a)	3,299	20
Quanex Building Products Corp.	3,567	100
Quest Resource Holding Corp.(a)	1,796	12
Radiant Logistics, Inc.(a)	4,062	31
RBC Bearings, Inc.(a)	3,114	704
RCM Technologies, Inc.(a)	589	12
Red Violet, Inc.(a)(b)	1,020	21
Redwire Corp.(a)	2,323	8
Regal Rexnord Corp.	7,179	1,121
Resideo Technologies, Inc.(a)	15,649	293
Resources Connection, Inc.	3,462	55
REV Group, Inc.	3,277	42
Rocket Lab USA, Inc.(a)(b)	27,981	206
Rush Enterprises, Inc. Class A	4,315	279

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
RXO, Inc.(a)	12,480	$275
Ryder System, Inc.	4,917	502
Saia, Inc.(a)	2,898	1,226
Sarcos Technology & Robotics Corp.(a)	1,439	3
Schneider National, Inc. Class B	6,241	192
Science Applications International Corp.	5,922	719
Sensata Technologies Holding PLC	16,529	698
SES AI Corp.(a)(b)	13,742	43
ShiftPixy, Inc.(b)	975	1
Shoals Technologies Group, Inc. Class A(a)	18,036	468
Simpson Manufacturing Co., Inc.	4,618	730
SiteOne Landscape Supply, Inc.(a)	4,840	823
Skillsoft Corp.(a)	9,183	12
SkyWest, Inc.(a)	4,768	210
SKYX Platforms Corp.(a)(b)	5,165	11
SP Plus Corp.(a)	2,048	79
Spire Global, Inc.	10,395	7
Spirit AeroSystems Holdings, Inc. Class A	11,409	363
Spirit Airlines, Inc.	11,829	216
SPX Technologies, Inc.(a)	4,849	410
SS&C Technologies Holdings, Inc.	23,996	1,398
Standex International Corp.	1,282	190
StarTek, Inc.(a)	838	3
Steel Connect, Inc.(a)	441	4
Steelcase, Inc. Class A	9,017	77
Stem, Inc.(a)(b)	15,232	108
Stericycle, Inc.(a)	10,094	429
Sterling Check Corp.(a)	9,034	109
Sterling Infrastructure, Inc.(a)	3,188	191
Sun Country Airlines Holdings, Inc.(a)	4,065	88
SunPower Corp.(a)(b)	9,345	92
Sunrun, Inc.(a)(b)	22,772	432
Sunworks, Inc.(a)(b)	3,738	6
Symbotic, Inc.(a)(b)	1,548	98
TaskUS, Inc. Class A(a)	2,926	35
Taylor Devices, Inc.(a)	326	8
Team, Inc.	455	4
Tennant Co.	1,988	160
Terex Corp.	7,169	420
Terran Orbital Corp.(a)(b)	12,172	18
Tetra Tech, Inc.	5,770	976
Textainer Group Holdings Ltd.	4,396	181
The AZEK Co., Inc.(a)	16,010	500
The Brink's Co.	4,935	360
The GEO Group, Inc.(a)	12,915	96
The Gorman-Rupp Co.	2,459	78
The Greenbrier Cos., Inc.	3,447	159
The LS Starrett Co. Class A(a)	604	7
The Manitowoc Co., Inc.(a)	3,728	68
The Middleby Corp.(a)	5,606	851
The Shyft Group, Inc.	3,471	50
The Timken Co.	7,055	655
The Toro Co.	11,388	1,158
Thermon Group Holdings, Inc.(a)	3,595	99
Titan International, Inc.(a)	5,643	70
Titan Machinery, Inc.(a)	2,238	71
TPI Composites, Inc.(a)(b)	4,530	27
Transcat, Inc.(a)	787	66
TransUnion	20,910	1,666
Trex Co., Inc.(a)	11,895	822

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
TriNet Group, Inc.(a)	6,108	$643
Trinity Industries, Inc.	8,794	231
Triumph Group, Inc.(a)	6,976	88
TrueBlue, Inc.(a)	3,451	52
TTEC Holdings, Inc.	2,068	71
TuSimple Holdings, Inc. Class A(a)(b)	15,018	35
Tutor Perini Corp.(a)	4,566	39
Twin Disc, Inc.(a)	1,150	15
Uber Technologies, Inc.(a)	207,446	10,260
UFP Industries, Inc.	6,547	673
U-Haul Holding Co.(b)	816	50
U-Haul Holding Co.	11,014	630
Ultralife Corp.(a)	1,043	9
UniFirst Corp.	1,637	266
Univar Solutions, Inc.(a)	17,139	619
Universal Logistics Holdings, Inc.	749	23
Upwork, Inc.(a)	12,619	132
Urban-Gro, Inc.	802	1
V2X, Inc.(a)	1,186	61
Valmont Industries, Inc.	2,289	606
Velo3D, Inc.(a)(b)	9,389	22
Veritiv Corp.	1,403	197
Verra Mobility Corp.(a)	15,754	331
Vertiv Holdings Co.	33,461	870
Viad Corp.(a)	2,196	62
Vicor Corp.(a)	2,441	225
View, Inc.(a)(b)	295	3
Virgin Galactic Holdings, Inc.(a)(b)	23,935	102
VSE Corp.	1,369	74
Wabash National Corp.	5,092	121
Watsco, Inc.	3,606	1,364
Watts Water Technologies, Inc. Class A	2,931	547
Werner Enterprises, Inc.	6,367	299
WESCO International, Inc.	4,788	841
Westwater Resources, Inc.	5,158	5
Wheels Up Experience, Inc.(a)	1,843	4
Willdan Group, Inc.(a)	1,369	28
Willis Lease Finance Corp.(a)	207	9
WillScot Mobile Mini Holdings Corp.(a)	22,081	1,059
Woodward, Inc.	6,082	732
Xometry, Inc. Class A(a)(b)	4,166	86
Xos, Inc.(b)	4,855	2
XPO, Inc.(a)	12,394	858
Yellow Corp.(b)	3,574	6
Zurn Elkay Water Solutions Corp.	15,808	481
		124,644
Information Technology (18.4%):
8x8, Inc.(a)	11,760	56
908 Devices, Inc.(a)	2,467	17
A10 Networks, Inc.	7,400	115
ACI Worldwide, Inc.(a)	11,720	272
ACM Research, Inc. Class A(a)	4,883	64
Adeia, Inc.	11,159	134
ADTRAN Holdings, Inc.	7,750	75
Advanced Energy Industries, Inc.	4,022	503
Aehr Test Systems(a)	2,798	146
Aeva Technologies, Inc.(a)	11,709	15
AEye, Inc.(b)	10,406	4
Agilysys, Inc.(a)	2,624	193

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Airgain, Inc.(a)	1,042	$5
Airspan Networks Holdings, Inc.	2,533	—	(c)
Akoustis Technologies, Inc.(a)(b)	7,444	18
Alarm.com Holdings, Inc.(a)	5,193	287
Alkami Technology, Inc.(a)	3,807	64
Allegro MicroSystems, Inc.(a)	7,550	390
Alpha & Omega Semiconductor Ltd.(a)	2,422	80
Altair Engineering, Inc. Class A(a)	5,624	421
Alteryx, Inc. Class A(a)	6,413	266
Ambarella, Inc.(a)	3,990	333
Amdocs Ltd.	13,229	1,239
American Software, Inc. Class A	3,461	40
Amkor Technology, Inc.	10,221	297
Amplitude, Inc. Class A(a)	5,947	69
Amtech Systems, Inc.(a)	984	11
Appfolio, Inc. Class A(a)	2,014	364
Appian Corp. Class A(a)	4,406	227
Applied Digital Corp.(a)	5,897	56
Applied Optoelectronics, Inc.(b)	2,875	19
AppLovin Corp. Class A(a)	14,774	464
Arlo Technologies, Inc.(a)	8,913	101
Arrow Electronics, Inc.(a)	6,319	901
Arteris, Inc.(a)	2,170	16
Asana, Inc. Class A(a)	8,503	206
Aspen Technology, Inc.(a)	7,033	1,255
Atlassian Corp. Class A(a)	16,272	2,961
Atomera, Inc.(a)(b)	2,495	22
AudioEye, Inc.	644	3
AvePoint, Inc.(a)	11,856	74
Aviat Networks, Inc.(a)	1,174	36
Avid Technology, Inc.(a)	4,402	105
Avnet, Inc.	9,906	480
Axcelis Technologies, Inc.(a)	3,526	707
AXT, Inc.(a)	4,436	14
Backblaze, Inc. Class A(a)	1,782	9
Badger Meter, Inc.	3,177	523
Bel Fuse, Inc. Class A	180	10
Bel Fuse, Inc. Class B	1,099	59
Belden, Inc.	4,594	444
Benchmark Electronics, Inc.	3,737	99
Bentley Systems, Inc. Class B	23,335	1,257
BigCommerce Holdings, Inc. Class 1(a)	6,536	71
BILL Holdings, Inc.(a)	11,184	1,402
Bit Digital, Inc.(a)	8,939	40
Black Knight, Inc.(a)	16,572	1,165
Blackbaud, Inc.(a)	4,652	351
Blackline, Inc.(a)	5,368	312
Blend Labs, Inc. Class A	15,657	21
Box, Inc. Class A(a)	15,023	469
Boxlight Corp. Class A(a)	975	2
Braze, Inc. Class A(a)	5,351	243
Brightcove, Inc.(a)	4,378	20
BSQUARE Corp.	1,954	2
C3.ai, Inc. Class A(a)(b)	9,469	398
CalAmp Corp.(a)	3,806	4
Calix, Inc.(a)	6,374	288
Cambium Networks Corp.(a)	1,289	21
Casa Systems, Inc.	3,731	4
Castellum, Inc.	623	—	(c)
CCC Intelligent Solutions Holdings, Inc.(a)	13,594	150

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Cepton, Inc.(b)	4,630	$3
Cerence, Inc.(a)	4,230	118
CEVA, Inc.(a)	2,464	67
Ciena Corp.(a)	16,089	679
Cipher Mining, Inc.(a)(b)	4,338	16
Cirrus Logic, Inc.(a)	6,051	489
CISO Global, Inc.	6,495	1
Cleanspark, Inc.(a)	11,229	67
Clear Secure, Inc. Class A	8,251	196
Clearfield, Inc.(a)	1,418	66
Clearwater Analytics Holdings, Inc. Class A	8,139	140
Climb Global Solutions, Inc.	413	20
Cloudflare, Inc. Class A(a)	30,547	2,101
Coda Octopus Group, Inc.(a)	529	5
Cognex Corp.	18,137	991
Coherent Corp.(a)	12,934	613
Cohu, Inc.(a)	5,075	222
CommScope Holding Co., Inc.(a)	22,140	100
CommVault Systems, Inc.(a)	4,782	373
CompoSecure, Inc.(a)(b)	1,475	11
Computer Task Group, Inc.(a)	1,354	11
Comtech Telecommunications Corp.	2,769	28
Confluent, Inc. Class A(a)	19,328	668
Consensus Cloud Solutions, Inc.(a)	1,999	65
Corsair Gaming, Inc.(a)	4,404	81
Couchbase, Inc.(a)	3,018	50
CPI Card Group, Inc.(a)(b)	463	11
Credo Technology Group Holding Ltd.(a)	9,964	169
Crowdstrike Holdings, Inc. Class A(a)	23,184	3,748
CS Disco, Inc.(a)	3,463	34
CSP, Inc.	361	5
CTS Corp.	3,387	151
CVD Equipment Corp.(a)	616	5
Daktronics, Inc.(a)	3,934	28
Datadog, Inc. Class A(a)	28,140	3,284
Dave, Inc.(b)	532	3
DecisionPoint Systems, Inc.	658	3
Dell Technologies, Inc. Class C	25,469	1,348
Digi International, Inc.(a)	3,758	158
Digimarc Corp.(a)(b)	1,533	45
Digital Turbine, Inc.(a)	10,319	112
DigitalOcean Holdings, Inc.(a)	5,447	270
Diodes, Inc.(a)	4,832	457
DocuSign, Inc.(a)	21,797	1,173
Dolby Laboratories, Inc. Class A	6,476	574
Domo, Inc. Class B(a)	3,255	58
DoubleVerify Holdings, Inc.(a)	11,472	483
Dropbox, Inc. Class A(a)	29,475	794
Dynatrace, Inc.(a)	23,421	1,281
DZS, Inc.(a)	2,303	9
E2open Parent Holdings, Inc.(a)	26,147	135
Eastman Kodak Co.(a)	6,757	37
Ebix, Inc.	2,641	82
eGain Corp.(a)	2,429	18
Elastic NV(a)	8,271	550
Embark Technology, Inc.(b)	1,468	4
EMCORE Corp.(a)	3,753	2
EngageSmart, Inc.(a)	4,748	90
Entegris, Inc.	16,193	1,777
Envestnet, Inc.(a)	5,620	348

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
ePlus, Inc.(a)	2,889	$163
Everbridge, Inc.(a)	4,285	132
Everspin Technologies, Inc.(a)	1,828	18
Evolv Technologies Holdings, Inc.(a)(b)	7,760	51
Expensify, Inc. Class A(a)	3,514	28
Extreme Networks, Inc.(a)	13,863	369
FARO Technologies, Inc.(a)	2,037	34
Fastly, Inc. Class A(a)	12,358	227
Five9, Inc.(a)	7,567	664
Flex Ltd.(a)	48,896	1,338
Focus Universal, Inc.	2,933	5
ForgeRock, Inc. Class A(a)	4,542	94
FormFactor, Inc.(a)	8,350	310
Freshworks, Inc. Class A(a)	14,465	270
Gitlab, Inc. Class A(a)	8,189	406
GLOBALFOUNDRIES, Inc.(a)(b)	8,357	532
GoDaddy, Inc. Class A(a)	16,643	1,283
Grid Dynamics Holdings, Inc.(a)	5,737	60
Guidewire Software, Inc.(a)	8,876	753
Harmonic, Inc.(a)	11,919	178
HashiCorp, Inc. Class A(a)	7,808	231
HubSpot, Inc.(a)	5,139	2,983
Ichor Holdings Ltd.(a)	3,092	120
Identiv, Inc.(a)	2,368	18
Immersion Corp.	3,291	23
Impinj, Inc.(a)	2,751	183
indie Semiconductor, Inc. Class A(a)	12,873	122
Infinera Corp.(a)(b)	24,136	109
Informatica, Inc. Class A(a)	12,038	229
Information Services Group, Inc.	3,680	19
Inseego Corp.	9,637	7
Insight Enterprises, Inc.(a)	3,629	532
Instructure Holdings, Inc.(a)(b)	1,730	47
Intapp, Inc.(a)	4,727	194
Intelligent Systems Corp.(a)(b)	690	17
InterDigital, Inc.	2,842	263
inTEST Corp.(a)	1,136	24
Intevac, Inc.(a)	2,657	10
IonQ, Inc.(a)(b)	14,670	282
IPG Photonics Corp.	3,287	432
IronNet, Inc.	7,100	1
Issuer Direct Corp.(a)	309	7
Iteris, Inc.(a)(b)	4,638	19
Itron, Inc.(a)	4,898	385
Jabil, Inc.	14,010	1,550
Jamf Holding Corp.(a)	4,866	106
JFrog Ltd.(a)	6,744	208
Kaleyra, Inc.	883	6
Kaltura, Inc.(a)	5,984	12
Key Tronic Corp.(a)	1,097	6
Kimball Electronics, Inc.(a)	2,573	75
Knowles Corp.(a)	9,791	179
Kopin Corp.	10,755	21
Kulicke & Soffa Industries, Inc.	6,022	361
KVH Industries, Inc.(a)	1,514	13
Kyndryl Holdings, Inc.(a)	24,661	337
Lantronix, Inc.(a)	3,240	15
Latch, Inc.	11,259	20
Lattice Semiconductor Corp.(a)	14,893	1,354
Lightwave Logic, Inc.(a)(b)	12,232	82

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Limelight Networks, Inc.(a)	14,801	$12
Littelfuse, Inc.	2,660	810
LivePerson, Inc.(a)	7,672	36
LiveRamp Holdings, Inc.(a)	6,874	196
LiveVox Holdings, Inc.(a)	1,320	4
Lumentum Holdings, Inc.(a)	7,276	381
Luna Innovations, Inc.(a)	3,430	31
MACOM Technology Solutions Holdings, Inc.(a)	5,887	412
Magnachip Semiconductor Corp.(a)	4,625	43
Manhattan Associates, Inc.(a)	6,776	1,292
Marathon Digital Holdings, Inc.(a)(b)	17,597	306
Marvell Technology, Inc.	93,417	6,084
Matterport, Inc.(a)(b)	26,452	90
Mawson Infrastructure Group, Inc.	1,492	3
MaxLinear, Inc.(a)	7,847	194
MeridianLink, Inc.(a)	2,128	48
Meta Materials, Inc.(b)	42,970	11
Methode Electronics, Inc.	3,756	126
MicroStrategy, Inc.(a)(b)	1,193	522
MicroVision, Inc.(a)(b)	19,059	76
Mirion Technologies, Inc.(a)	22,667	171
Mitek Systems, Inc.(a)	4,698	48
MKS Instruments, Inc.	6,337	692
Model N, Inc.(a)	3,885	129
MongoDB, Inc.(a)	7,284	3,084
Movella Holdings, Inc.	3,010	6
N-able, Inc.(a)	5,936	84
Napco Security Technologies, Inc.	3,582	134
National Instruments Corp.	14,154	835
Navitas Semiconductor Corp.(a)	11,278	119
nCino, Inc.(a)	6,566	212
NCR Corp.(a)	14,491	390
NETGEAR, Inc.(a)	3,009	41
NetScout Systems, Inc.(a)	7,460	208
New Relic, Inc.(a)	6,864	576
NextNav, Inc.(a)(b)	2,477	8
nLight, Inc.(a)	4,713	68
Novanta, Inc.(a)	3,869	684
Nutanix, Inc. Class A(a)	24,943	753
NVE Corp.	519	41
Okta, Inc.(a)	16,224	1,247
Olo, Inc. Class A(a)	10,571	83
ON24, Inc.	4,419	39
Ondas Holdings, Inc.(b)	4,643	8
OneSpan, Inc.(a)	3,952	54
Onto Innovation, Inc.(a)	5,285	657
OSI Systems, Inc.(a)	1,698	202
Ouster, Inc.(b)	3,273	20
PagerDuty, Inc.(a)	9,261	240
Palantir Technologies, Inc. Class A(a)	188,535	3,741
Palo Alto Networks, Inc.(a)	32,470	8,116
PAR Technology Corp.(a)	2,839	98
PC Connection, Inc.	1,238	60
PC-Telephone, Inc.	1,686	8
PDF Solutions, Inc.(a)	3,267	150
Pegasystems, Inc.	4,244	224
Perficient, Inc.(a)	3,678	235
PFSweb, Inc.	1,835	8
Photronics, Inc.(a)	6,490	172
Phunware, Inc.	10,451	4

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Pixelworks, Inc.(a)	5,346	$9
Plexus Corp.(a)	2,973	293
Porch Group, Inc.(a)(b)	8,918	12
Power Integrations, Inc.	6,115	594
Powerfleet, Inc.(a)	3,565	10
PowerSchool Holdings, Inc.(a)	5,889	142
Presto Automation, Inc.(a)(b)	3,094	12
Procore Technologies, Inc.(a)	13,053	990
Progress Software Corp.	4,651	279
PROS Holdings, Inc.(a)	4,521	172
Pure Storage, Inc. Class A(a)	31,142	1,152
Q2 Holdings, Inc.(a)	6,006	213
Qualys, Inc.(a)	3,931	546
Quantum Computing, Inc.	3,637	5
Rackspace Technology, Inc.(a)(b)	5,317	12
Rambus, Inc.(a)	11,691	732
Rapid7, Inc.(a)	6,377	293
Red Cat Holdings, Inc.	3,568	4
Rekor Systems, Inc.(a)(b)	6,091	19
Ribbon Communications, Inc.(a)	15,095	48
Richardson Electronics Ltd.(b)	1,277	18
Rigetti Computing, Inc.(b)	8,352	21
Rimini Street, Inc.(a)	5,647	15
RingCentral, Inc. Class A(a)	9,125	377
Riot Platforms, Inc.(a)(b)	16,852	312
Rogers Corp.(a)	2,017	340
Rubicon Technologies, Inc.(b)	4,358	4
Samsara, Inc. Class A(a)	10,901	305
Sanmina Corp.(a)	6,262	385
ScanSource, Inc.(a)	2,720	82
SecureWorks Corp. Class A(a)	947	7
SEMrush Holdings, Inc. Class A(a)(b)	3,209	34
Semtech Corp.(a)	6,920	202
SentinelOne, Inc. Class A(a)	21,886	365
Silicon Laboratories, Inc.(a)	3,388	505
SiTime Corp.(a)	1,688	218
SkyWater Technology, Inc.(a)	1,705	17
SMART Global Holdings, Inc.(a)	5,118	136
SmartRent, Inc.(a)(b)	16,722	67
Smartsheet, Inc. Class A(a)	13,661	607
Smith Micro Software, Inc.	5,993	7
Snowflake, Inc. Class A(a)	30,282	5,381
SolarWinds Corp.(a)	4,072	43
SoundHound AI, Inc. Class A(a)(b)	14,941	35
SoundThinking, Inc.(a)	962	22
SPI Energy Co. Ltd.	2,243	3
Splunk, Inc.(a)	16,311	1,767
Sprinklr, Inc. Class A(a)	9,632	135
Sprout Social, Inc. Class A(a)	5,010	286
SPS Commerce, Inc.(a)	3,936	710
Squarespace, Inc. Class A(a)	4,684	155
Stratasys Ltd.(a)	6,435	117
Super Micro Computer, Inc.(a)(b)	5,110	1,688
Synaptics, Inc.(a)	4,271	386
Synchronoss Technologies, Inc.	9,551	9
TD SYNNEX Corp.	5,069	500
Telos Corp.(a)	5,225	13
Tenable Holdings, Inc.(a)	11,821	575
Teradata Corp.(a)	10,816	615
Terawulf, Inc.(a)(b)	10,382	30

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Glimpse Group, Inc.	1,045	$4
The Hackett Group, Inc.	2,590	60
Thoughtworks Holding, Inc.(a)	9,652	68
Tingo Group, Inc.(a)(b)	12,240	17
TTM Technologies, Inc.(a)	10,967	157
Turtle Beach Corp.(a)	1,686	19
Twilio, Inc. Class A(a)	19,063	1,259
UiPath, Inc. Class A(a)	40,686	736
Ultra Clean Holdings, Inc.(a)	4,757	181
Unisys Corp.(a)	7,126	39
Unity Software, Inc.(a)(b)	25,851	1,185
Universal Display Corp.	4,759	694
Upland Software, Inc.(a)	3,070	12
Varonis Systems, Inc.(a)	11,312	325
Veeco Instruments, Inc.(a)	5,544	156
Verint Systems, Inc.(a)	7,068	264
Veritone, Inc.(a)(b)	3,418	16
Vertex, Inc. Class A(a)	4,600	95
Viant Technology, Inc. Class A(a)	1,436	7
Viasat, Inc.(a)	7,861	243
Viavi Solutions, Inc.(a)	24,365	265
VirnetX Holding Corp.	6,335	3
Vishay Intertechnology, Inc.	14,045	395
Vishay Precision Group, Inc.(a)	1,278	48
VMware, Inc. Class A(a)	23,290	3,671
Vontier Corp.	16,828	520
Weave Communications, Inc.(a)	3,872	46
WM Technology, Inc.(b)	8,819	10
Wolfspeed, Inc.(a)(b)	13,486	889
Workday, Inc. Class A(a)	21,896	5,192
Workiva, Inc.(a)	5,065	533
Wrap Technologies, Inc.(b)	2,882	6
Xerox Holdings Corp.	15,845	253
Xperi, Inc.(a)	4,556	60
Yext, Inc.(a)	10,829	105
Zeta Global Holdings Corp. Class A(a)	15,064	139
Zoom Video Communications, Inc. Class A(a)	23,669	1,736
Zscaler, Inc.(a)	9,316	1,494
Zuora, Inc. Class A(a)	13,604	160
		139,852
Materials (4.1%):
5E Advanced Materials, Inc.(a)(b)	3,337	12
Advanced Emissions Solutions, Inc.(a)	2,565	6
AdvanSix, Inc.	2,885	116
Alcoa Corp.	19,184	694
Alpha Metallurgical Resources, Inc.	1,413	245
Alto Ingredients, Inc.(a)	7,819	31
American Vanguard Corp.	3,046	55
Amyris, Inc.(a)(b)	27,064	24
AptarGroup, Inc.	7,090	861
Arconic Corp.(a)	10,667	319
Arras Minerals Corp.	4,451	1
Ascent Industries Co.(a)	951	9
Ashland, Inc.	5,884	538
Aspen Aerogels, Inc.(a)	7,029	59
ATI, Inc.(a)	13,942	665
Atlas Lithium Corp.	671	16
Avient Corp.	9,264	375
Axalta Coating Systems Ltd.(a)	24,204	774

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Balchem Corp.	3,485	$470
Berry Global Group, Inc.	13,293	872
Cabot Corp.	6,107	434
Carpenter Technology Corp.	5,206	312
Century Aluminum Co.(a)	8,594	80
Chase Corp.	771	97
Clearwater Paper Corp.(a)	1,782	57
Cleveland-Cliffs, Inc.(a)	55,237	975
Coeur Mining, Inc.(a)	35,736	110
Commercial Metals Co.	12,569	719
Compass Minerals International, Inc.	4,456	169
Core Molding Technologies, Inc.(a)	832	20
Crown Holdings, Inc.	12,872	1,194
Dakota Gold Corp.(a)	5,850	17
Danimer Scientific, Inc.(a)(b)	9,770	27
Eagle Materials, Inc.	3,909	721
Ecovyst, Inc.(a)	11,579	142
Element Solutions, Inc.	24,313	510
Flotek Industries, Inc.	9,059	7
Friedman Industries, Inc.	688	12
FutureFuel Corp.	2,781	27
Gatos Silver, Inc.(a)	5,149	27
Ginkgo Bioworks Holdings, Inc.(a)(b)	137,122	344
Glatfelter Corp.(a)	4,710	16
Gold Resource Corp.	9,583	6
Golden Minerals Co.(a)	559	1
Graphic Packaging Holding Co.	33,291	806
Greif, Inc. Class A	2,665	197
H.B. Fuller Co.	5,823	431
Hawkins, Inc.	2,099	98
Haynes International, Inc.	1,342	67
Hecla Mining Co.	61,892	356
Huntsman Corp.	19,772	589
Hycroft Mining Holding Corp.(b)	17,281	8
Ingevity Corp.(a)	4,052	259
Innospec, Inc.	2,686	288
Intrepid Potash, Inc.(a)	996	27
Kaiser Aluminum Corp.	1,712	139
Knife River Corp.(a)	5,947	258
Koppers Holdings, Inc.	2,168	83
Livent Corp.(a)	19,444	479
Louisiana-Pacific Corp.	7,703	586
LSB Industries, Inc.(a)	5,503	61
Materion Corp.	2,206	263
Mativ Holdings, Inc.	5,837	92
Mercer International, Inc.	4,131	37
Mesabi Trust(b)	1,438	28
Minerals Technologies, Inc.	3,483	214
MP Materials Corp.(a)(b)	15,941	380
Myers Industries, Inc.	3,958	78
NewMarket Corp.	775	350
O-I Glass, Inc.(a)	16,563	380
Olin Corp.	14,486	836
Olympic Steel, Inc.	1,061	59
Origin Materials, Inc.(a)(b)	12,236	55
Pactiv Evergreen, Inc.	4,283	37
Piedmont Lithium, Inc.(a)(b)	1,933	106
PureCycle Technologies, Inc.(a)(b)	12,711	150
Quaker Chemical Corp.	1,512	303
Ramaco Resources, Inc. Class A	2,657	24

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Ramaco Resources, Inc. Class B(a)	531	$8
Ranpak Holdings Corp.(a)	7,967	51
Rayonier Advanced Materials, Inc.(a)	6,724	32
Reliance Steel & Aluminum Co.	6,373	1,866
Royal Gold, Inc.	7,188	864
RPM International, Inc.	13,993	1,446
Ryerson Holding Corp.	2,898	123
Schnitzer Steel Industries, Inc.	2,767	100
Sensient Technologies Corp.	4,562	292
Silgan Holdings, Inc.	9,040	396
Sonoco Products Co.	10,570	620
Southern Copper Corp.	9,311	814
Stepan Co.	2,313	222
Summit Materials, Inc. Class A(a)	12,837	464
SunCoke Energy, Inc.	9,041	80
Sylvamo Corp.	3,944	193
The Chemours Co.	15,918	589
The Scotts Miracle-Gro Co.	4,534	318
TimkenSteel Corp.(a)	4,134	96
Tredegar Corp.	2,718	19
TriMas Corp.	4,496	116
Trinseo PLC	3,753	66
Tronox Holdings PLC	12,515	166
U.S. Antimony Corp.	8,735	4
U.S. Gold Corp.(a)	916	4
United States Lime & Minerals, Inc.	224	46
United States Steel Corp.	24,563	626
Universal Stainless & Alloy Products, Inc.(a)	912	15
Valhi, Inc.	248	4
Warrior Met Coal, Inc.	5,572	247
Westlake Corp.	3,631	499
Worthington Industries, Inc.	3,320	248
		30,924
Real Estate (5.5%):
Acadia Realty Trust	10,294	162
Agree Realty Corp.	9,677	627
Alexander & Baldwin, Inc.	7,785	149
Alexander's, Inc.	236	46
Alpine Income Property Trust, Inc.	1,417	24
American Assets Trust, Inc.	5,320	120
American Finance Trust, Inc.	14,549	103
American Homes 4 Rent Class A	33,608	1,260
American Realty Investors, Inc.(a)	161	3
Americold Realty Trust, Inc.	29,497	956
AMREP Corp.(a)	312	6
Anywhere Real Estate, Inc.(a)	11,629	97
Apartment Income REIT Corp.	16,417	567
Apartment Investment and Management Co.	15,103	126
Apple Hospitality REIT, Inc.	23,285	361
Armada Hoffler Properties, Inc.	7,269	90
Ashford Hospitality Trust, Inc.(a)	3,741	15
Bluerock Homes Trust, Inc.(a)	354	6
Braemar Hotels & Resorts, Inc.	5,868	22
Brandywine Realty Trust	18,428	93
Brixmor Property Group, Inc.	32,576	741
Broadstone Net Lease, Inc.	19,991	326
BRT Apartments Corp.	1,225	24
CareTrust REIT, Inc.	10,679	222
CBL & Associates Properties, Inc.(b)	2,999	65

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Centerspace	1,635	$102
Chatham Lodging Trust	5,185	50
Clipper Realty, Inc.	1,444	9
Community Healthcare Trust, Inc.	2,651	93
Compass, Inc. Class A(a)	32,929	138
CorEnergy Infrastructure Trust, Inc.(b)	1,580	2
Corporate Office Properties Trust	12,310	320
Cousins Properties, Inc.	16,426	401
CTO Realty Growth, Inc.	2,244	39
CubeSmart	24,344	1,056
DiamondRock Hospitality Co.	22,467	191
DigitalBridge Group, Inc.	17,315	277
Diversified Healthcare Trust	26,246	55
Doma Holdings, Inc.(a)	460	4
Douglas Elliman, Inc.	7,754	17
Douglas Emmett, Inc.(b)	18,673	274
Easterly Government Properties, Inc.	9,646	142
EastGroup Properties, Inc.	4,722	837
Elme Communities	9,488	154
Empire State Realty Trust, Inc.	14,229	127
EPR Properties	8,080	361
Equity Commonwealth	11,637	228
Equity LifeStyle Properties, Inc.	19,361	1,378
Essential Properties Realty Trust, Inc.	15,648	384
eXp World Holdings, Inc.(b)	8,201	205
Farmland Partners, Inc.(b)	5,500	63
Fathom Holdings, Inc.(a)	936	8
First Industrial Realty Trust, Inc.	14,332	741
Forestar Group, Inc.(a)	1,963	58
Four Corners Property Trust, Inc.	9,333	245
Franklin Street Properties Corp.	8,818	15
FRP Holdings, Inc.(a)	643	37
Gaming and Leisure Properties, Inc.	27,290	1,295
Getty Realty Corp.	4,607	149
Gladstone Commercial Corp.	4,251	57
Gladstone Land Corp.	3,638	61
Global Medical REIT, Inc.	6,745	67
Global Net Lease, Inc.	11,366	121
Healthcare Realty Trust, Inc.	41,253	806
Hersha Hospitality Trust	3,648	23
Highwoods Properties, Inc.	11,406	288
Hudson Pacific Properties, Inc.	15,137	89
Independence Realty Trust, Inc.	24,290	414
Industrial Logistics Properties Trust	7,037	30
Innovative Industrial Properties, Inc.	3,033	240
InvenTrust Properties Corp.	7,310	178
JBG SMITH Properties	12,335	206
Jones Lang LaSalle, Inc.(a)	5,146	857
Kennedy-Wilson Holdings, Inc.	12,841	212
Kilroy Realty Corp.	12,693	453
Kite Realty Group Trust	23,750	543
Lamar Advertising Co. Class A	9,460	934
LTC Properties, Inc.	4,441	149
LXP Industrial Trust	31,072	313
Marcus & Millichap, Inc.	2,631	96
Medical Properties Trust, Inc.(b)	64,166	647
National Health Investors, Inc.	4,515	248
National Storage Affiliates Trust	9,156	309
NETSTREIT Corp.	6,355	114
Newmark Group, Inc. Class A	15,166	105

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
NexPoint Diversified Real Estate Trust(b)	3,541	$41
NexPoint Residential Trust, Inc.	2,490	103
NNN REIT, Inc.	19,670	839
Offerpad Solutions, Inc.(a)	530	6
Office Properties Income Trust	5,212	40
Omega Healthcare Investors, Inc.	25,650	818
One Liberty Properties, Inc.	1,731	35
Opendoor Technologies, Inc.(a)(b)	52,765	270
Orion Office REIT, Inc.	5,705	37
Outfront Media, Inc.	15,457	239
Paramount Group, Inc.	19,481	102
Park Hotels & Resorts, Inc.	23,828	325
Pebblebrook Hotel Trust	13,518	209
Phillips Edison & Co., Inc.	12,822	453
Physicians Realty Trust	25,527	376
Piedmont Office Realty Trust, Inc. Class A	13,376	100
Plymouth Industrial REIT, Inc.	4,645	106
Postal Realty Trust, Inc. Class A	1,937	29
PotlatchDeltic Corp.	8,463	454
Rafael Holdings, Inc. Class B(a)	1,634	3
Rayonier, Inc.	15,965	529
RE/MAX Holdings, Inc.	1,918	38
Redfin Corp.(a)(b)	11,535	173
Retail Opportunity Investments Corp.	13,234	195
Rexford Industrial Realty, Inc.	21,540	1,187
RLJ Lodging Trust	17,211	177
RPT Realty	9,280	101
Ryman Hospitality Properties, Inc.	5,859	558
Sabra Health Care REIT, Inc.	24,803	322
Safehold, Inc.	4,176	103
Saul Centers, Inc.	1,413	54
Seritage Growth Properties Class A(b)	4,111	39
Service Properties Trust	17,753	151
SITE Centers Corp.	20,731	291
SL Green Realty Corp.(b)	6,972	263
Sotherly Hotels, Inc.(a)	1,764	4
Spirit Realty Capital, Inc.	15,317	618
STAG Industrial, Inc.	19,635	713
Star Holdings(a)	1,395	22
Stratus Properties, Inc.	753	21
Summit Hotel Properties, Inc.	11,353	73
Sun Communities, Inc.	13,294	1,732
Sunstone Hotel Investors, Inc.	22,576	230
Tanger Factory Outlet Centers, Inc.	11,099	260
Tejon Ranch Co.(a)	2,815	50
Terreno Realty Corp.	8,797	522
The Howard Hughes Corp.(a)	5,410	457
The Macerich Co.	23,283	297
The RMR Group, Inc. Class A	1,675	39
The St. Joe Co.	6,196	393
Transcontinental Realty Investors, Inc.(a)	133	5
UMH Properties, Inc.	5,878	98
Uniti Group, Inc.	25,192	141
Universal Health Realty Income Trust	1,391	66
Urban Edge Properties	12,735	217
Urstadt Biddle Properties, Inc. Class A	3,077	70
Veris Residential, Inc.(a)	9,774	183
Vornado Realty Trust	18,277	411
Whitestone REIT	5,083	52
WP Carey, Inc.	22,830	1,542

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Xenia Hotels & Resorts, Inc.	12,084	$153
Zillow Group, Inc. Class A(a)	6,044	322
Zillow Group, Inc. Class C(a)	16,814	911
		41,594
Utilities (1.7%):
ALLETE, Inc.	6,270	360
Altus Power, Inc.(a)(b)	8,353	57
American States Water Co.	4,008	354
Artesian Resources Corp. Class A	906	41
Avangrid, Inc.	7,621	283
Avista Corp.	8,134	314
Black Hills Corp.	7,167	432
Cadiz, Inc.(a)	4,376	18
California Water Service Group	6,028	320
Chesapeake Utilities Corp.	1,886	223
Clearway Energy, Inc. Class A	3,562	88
Clearway Energy, Inc. Class C	8,822	233
Essential Utilities, Inc.	28,719	1,215
Genie Energy Ltd. Class B	2,131	29
Global Water Resources, Inc.	1,230	16
Hawaiian Electric Industries, Inc.	11,867	456
IDACORP, Inc.	5,483	564
MGE Energy, Inc.	3,961	318
Middlesex Water Co.	1,894	152
Montauk Renewables, Inc.(a)	4,718	41
National Fuel Gas Co.	9,549	507
New Jersey Resources Corp.	10,502	469
Northwest Natural Holding Co.	3,853	166
NorthWestern Corp.	6,479	366
OGE Energy Corp.	21,923	792
ONE Gas, Inc.	5,939	470
Ormat Technologies, Inc.	6,137	499
Otter Tail Corp.	4,057	329
PNM Resources, Inc.	9,304	417
Portland General Electric Co.	9,681	461
Pure Cycle Corp.(a)	2,548	31
RGC Resources, Inc.	858	17
SJW Group	3,132	221
Southwest Gas Holdings, Inc.	7,270	479
Spire, Inc.	5,581	355
Spruce Power Holding Corp.	10,888	11
Sunnova Energy International, Inc.(a)(b)	10,820	191
The York Water Co.	1,548	64
UGI Corp.	22,715	613
Unitil Corp.	1,726	90
Via Renewables, Inc.	264	2
Vistra Corp.	40,094	1,125
		13,189
Total Common Stocks (Cost $456,938)		753,521

Preferred Stocks (0.0%)(f)
Communication Services (0.0%):(f)
SRAX, Inc.(e)	3,374	—	(c)
Total Preferred Stocks (Cost $–(c))		—	(c)

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Extended Market Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Rights (0.0%)(f)
Health Care (0.0%):(f)
Achillion Pharmaceuticals(a)(e)	22,837	$5
Akouos, Inc.(a)(e)	2,413	2
Albireo Pharma, Inc.(a)(e)	2,070	5
Applied Genetics(a)(e)	7,439	1
Carisma Therapeutics, Inc.(a)(e)	22,411	—
Cincor Pharma, Inc.(a)(e)	1,987	6
Concert Pharmaceuticals(a)(e)	5,168	2
Epizyme, Inc.(a)(e)	15,309	—	(c)
Flexion Therapeutics, Inc.(a)(b)(e)	6,526	—	(c)
F-Star Therapeutics(a)(e)	1,298	—
Gemini Therapeutics(a)(e)	2,307	—
Imara, Inc.(a)(e)	1,789	1
Miragen Therapeutics, Inc.(a)(e)	7,890	—
Ocuphire Pharma(a)(e)	168	—	(c)
Opiant Pharma, Inc.(a)(e)	533	—	(c)
Palisade Bio, Inc.(a)(e)	2,758	1
Prevail Therapeutics, Inc.(a)(e)	4,938	2
Satsuma Pharma(a)(e)	3,019	1
Tetraphase Pharmaceutical(a)(e)	1,178	—	(c)
Unum Therapeutics, Inc.(a)(e)	2,673	—
Xeris Biopharma Holdings, Inc.(a)(e)	8,140	1
		27
Industrials (0.0%):(f)
Communications Systems I(a)(e)	259	—
Total Rights (Cost $7)		27

Warrants (0.0%)(f)
Health Care (0.0%):(f)
Galectin Therapeutics, Inc. Class B(a)(e)	7,552	—

Industrials (0.0%):(f)
Imperalis Holding Corp.(a)	1,980	—
Total Warrants (Cost $–)		—

Collateral for Securities Loaned (3.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(g)	6,848,344	6,848
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22%(g)	6,848,344	6,849
Invesco Government & Agency Portfolio, Institutional Shares, 5.22%(g)	6,848,344	6,848
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.24%(g)	6,848,344	6,848
Total Collateral for Securities Loaned (Cost $27,393)		27,393
Total Investments (Cost $484,338) — 102.8%		780,941
Liabilities in excess of other assets — (2.8)%		(21,164)
NET ASSETS - 100.00%		$759,777

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rounds to less than $1 thousand.
(d)	Affiliated security.
(e)	Security was fair valued using significant unobservable inputs as of July 31, 2023.

(f)	Amount represents less than 0.05% of net assets.
(g)	Rate disclosed is the daily yield on July 31, 2023.

ADR—American Depositary Receipt

PLC—Public Limited Company

REIT—Real Estate Investment Trust

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures	65	9/15/23	$6,154,211	$6,544,200	$389,989

	Total unrealized appreciation				$389,989
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$389,989

Affiliated Holdings

	Fair Value 4/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Losses)	Capital Gain Distributions	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 7/31/2023	Dividend Income
Victory Extended Market Index Fund
Victory Capital Holdings, Inc.	$104	$23	$(1)	$—	$—	$10	$136	$1

Victory Portfolios III	Schedule of Portfolio Investments
Victory Nasdaq-100 Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Communication Services (15.5%):
Alphabet, Inc. Class A(a)	1,176,103	$156,093
Alphabet, Inc. Class C(a)	1,162,840	154,786
Charter Communications, Inc. Class A(a)	63,928	25,903
Comcast Corp. Class A	1,765,893	79,924
Electronic Arts, Inc.	115,782	15,787
Meta Platforms, Inc. Class A(a)	613,846	195,571
Netflix, Inc.(a)	188,733	82,848
Sirius XM Holdings, Inc.(b)	1,642,354	8,376
The Trade Desk, Inc. Class A(a)	188,849	17,234
T-Mobile U.S., Inc.(a)	509,422	70,183
Warner Bros Discovery, Inc.(a)	1,034,265	13,518
		820,223
Communications Equipment (1.7%):
Cisco Systems, Inc.	1,730,093	90,034

Consumer Discretionary (13.7%):
Airbnb, Inc. Class A(a)	175,090	26,647
Amazon.com, Inc.(a)	2,031,179	271,528
Booking Holdings, Inc.(a)	15,680	46,582
eBay, Inc.	227,026	10,105
JD.com, Inc., ADR	192,752	7,963
Lucid Group, Inc.(a)(b)	964,857	7,343
Lululemon Athletica, Inc.(a)	51,883	19,639
Marriott International, Inc. Class A	129,385	26,111
MercadoLibre, Inc.(a)	21,316	26,390
O'Reilly Automotive, Inc.(a)	25,847	23,929
PDD Holdings, Inc., ADR(a)	259,240	23,285
Ross Stores, Inc.	145,220	16,648
Starbucks Corp.	486,712	49,435
Tesla, Inc.(a)	627,447	167,798
		723,403
Consumer Staples (6.6%):
Costco Wholesale Corp.	188,284	105,565
Dollar Tree, Inc.(a)	93,566	14,440
Keurig Dr Pepper, Inc.	595,982	20,269
Mondelez International, Inc. Class A	578,184	42,861
Monster Beverage Corp.(a)	444,388	25,548
PepsiCo, Inc.	584,909	109,647
The Kraft Heinz Co.	521,032	18,851
Walgreens Boots Alliance, Inc.	366,306	10,978
		348,159
Energy (0.5%):
Baker Hughes Co.	429,805	15,383
Diamondback Energy, Inc.	76,884	11,326
		26,709
Financials (0.7%):
PayPal Holdings, Inc.(a)	473,684	35,915

Health Care (6.9%):
Align Technology, Inc.(a)	32,486	12,276
Amgen, Inc.	226,852	53,117
AstraZeneca PLC, ADR	251,296	18,018
Biogen, Inc.(a)	61,451	16,603
Dexcom, Inc.(a)	164,573	20,499

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Nasdaq-100 Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
GE HealthCare Technologies, Inc.	193,036	$15,057
Gilead Sciences, Inc.	529,572	40,322
IDEXX Laboratories, Inc.(a)	35,240	19,549
Illumina, Inc.(a)	67,122	12,897
Intuitive Surgical, Inc.(a)	148,764	48,259
Moderna, Inc.(a)	161,845	19,043
Regeneron Pharmaceuticals, Inc.(a)	45,806	33,984
Seagen, Inc.(a)	79,606	15,267
Vertex Pharmaceuticals, Inc.(a)	109,345	38,527
		363,418
Industrials (5.0%):
Automatic Data Processing, Inc.	175,394	43,368
Cintas Corp.	43,178	21,677
Copart, Inc.(a)	202,700	17,917
CoStar Group, Inc.(a)	173,448	14,564
CSX Corp.	863,147	28,760
Fastenal Co.	242,440	14,209
Honeywell International, Inc.	282,617	54,865
Old Dominion Freight Line, Inc.	46,553	19,529
PACCAR, Inc.	221,864	19,109
Paychex, Inc.	153,056	19,204
Verisk Analytics, Inc.	61,472	14,073
		267,275
IT Services (0.3%):
Cognizant Technology Solutions Corp. Class A	215,453	14,226

Semiconductors & Semiconductor Equipment (18.9%):
Advanced Micro Devices, Inc.(a)	683,690	78,214
Analog Devices, Inc.	212,880	42,476
Applied Materials, Inc.	356,520	54,045
ASML Holding NV, NYS	37,262	26,695
Broadcom, Inc.	177,008	159,068
Enphase Energy, Inc.(a)(b)	58,183	8,834
GLOBALFOUNDRIES, Inc.(a)(b)	232,553	14,811
Intel Corp.	1,770,825	63,343
KLA Corp.	58,249	29,937
Lam Research Corp.	57,035	40,979
Marvell Technology, Inc.	365,119	23,780
Microchip Technology, Inc.	231,546	21,752
Micron Technology, Inc.	464,632	33,170
NVIDIA Corp.	488,971	228,491
NXP Semiconductors NV	110,275	24,589
ON Semiconductor Corp.(a)	183,354	19,756
QUALCOMM, Inc.	472,956	62,511
Texas Instruments, Inc.	385,350	69,363
		1,001,814
Software (16.8%):
Adobe, Inc.(a)	194,744	106,363
ANSYS, Inc.(a)	36,793	12,587
Atlassian Corp. Class A(a)	64,483	11,732
Autodesk, Inc.(a)	90,920	19,274
Cadence Design Systems, Inc.(a)	115,770	27,091
Crowdstrike Holdings, Inc. Class A(a)	95,153	15,383
Datadog, Inc. Class A(a)	125,783	14,682
Fortinet, Inc.(a)	333,360	25,909
Intuit, Inc.	118,901	60,842
Microsoft Corp.	1,471,958	494,460
Palo Alto Networks, Inc.(a)	129,853	32,458

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Nasdaq-100 Index Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Synopsys, Inc.(a)	64,600	$29,186
Workday, Inc. Class A(a)	87,459	20,739
Zoom Video Communications, Inc. Class A(a)	106,511	7,813
Zscaler, Inc.(a)	61,612	9,881
		888,400
Technology Hardware, Storage & Peripherals (11.5%):
Apple, Inc.	3,113,714	611,689

Utilities (1.2%):
American Electric Power Co., Inc.	218,558	18,521
Constellation Energy Corp.	137,731	13,312
Exelon Corp.	422,251	17,675
Xcel Energy, Inc.	233,657	14,657
		64,165
Total Common Stocks (Cost $2,225,806)		5,255,430

Collateral for Securities Loaned (0.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(c)	8,828,995	8,829
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22%(c)	8,828,995	8,829
Invesco Government & Agency Portfolio, Institutional Shares, 5.22%(c)	8,828,995	8,829
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.24%(c)	8,828,995	8,829
Total Collateral for Securities Loaned (Cost $35,316)		35,316
Total Investments (Cost $2,261,122) — 100.0%		5,290,746
Liabilities in excess of other assets — 0.0%(d)		(1,717)
NET ASSETS - 100.00%		$5,289,029

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on July 31, 2023.
(d)	Amount represents less than 0.05% of net assets.

ADR—American Depositary Receipt
NYS—New York Registered Shares
PLC—Public Limited Company

Futures Contracts Purchased
(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Futures	83	9/15/23	$24,814,289	$26,323,450	$1,509,161

	Total unrealized appreciation				$1,509,161
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$1,509,161

Victory Portfolios III	Schedule of Portfolio Investments
Victory Ultra Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (19.7%)
ABS Auto (14.2%):
American Credit Acceptance Receivables Trust, Series 2022-4, Class E, 3.65%, 12/14/26, Callable 2/13/24 @ 100(a)	$667	$653
American Credit Acceptance Receivables Trust, Series 2022-1, Class B, 1.68%, 9/14/26, Callable 12/13/24 @ 100(a)	512	508
American Credit Acceptance Receivables Trust, Series 2022-1, Class C, 2.12%, 3/13/28, Callable 12/13/24 @ 100(a)	500	486
ARI Fleet Lease Trust, Series 2022-A, Class A2, 3.12%, 1/15/31, Callable 5/15/25 @ 100(a)	314	309
Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class B, 7.09%, 4/20/27(a)	750	758
Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class B, 4.00%, 9/20/24, Callable 10/20/23 @ 100(a)	667	665
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class B, 3.55%, 9/22/25, Callable 10/20/24 @ 100(a)	500	485
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class B, 4.27%, 3/20/25, Callable 4/20/24 @ 100(a)	615	609
Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class A, 6.12%, 4/20/27(a)	750	750
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 8/15/23 @ 100(a)	1,000	981
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class C, 2.49%, 5/19/26, Callable 11/19/23 @ 100(a)	500	494
Carmax Auto Owner Trust, Series 2019-4, Class D, 2.80%, 4/15/26, Callable 12/15/23 @ 100	650	641
Carvana Auto Receivables Trust, Series 2021-N4, Class A1, 0.83%, 9/11/28, Callable 9/10/26 @ 100	174	171
Carvana Auto Receivables Trust, Series 2021-N2, Class C, 1.07%, 3/10/28, Callable 9/10/26 @ 100	128	118
Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 1/10/26 @ 100	221	206
Chase Auto Credit Linked Notes, Series 2020-1, Class B, 0.99%, 1/25/28, Callable 5/25/24 @ 100(a)	10	10
Chesapeake Funding II LLC, Series 2023-1A, Class C, 6.07%, 5/15/35, Callable 12/15/27 @ 100(a)	150	146
Chesapeake Funding II LLC, Series 2023-1A, Class B, 5.59%, 5/15/35, Callable 12/15/27 @ 100(a)	132	126
Chesapeake Funding II LLC, Series 2023-1A, Class A1, 5.65%, 5/15/35, Callable 12/15/27 @ 100(a)	472	469
Chesapeake Funding II LLC, Series 2020-1A, Class A2, 5.83% (SOFR+76bps), 8/15/32, Callable 9/15/23 @ 100(a)(b)	305	305
CPS Auto Receivables Trust, Series 2022-D, Class B, 6.84%, 1/16/29, Callable 11/15/26 @ 100(a)	500	509
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88%, 6/15/26, Callable 4/15/26 @ 100(a)	351	347
CPS Auto Receivables Trust, Series 2022-A, Class A, 0.98%, 4/16/29, Callable 12/15/25 @ 100(a)	65	65
CPS Auto Receivables Trust, Series 2022-D, Class A, 6.09%, 1/15/27, Callable 11/15/26 @ 100(a)	470	470
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.73%, 11/15/29, Callable 11/15/23 @ 100(a)	1,000	990
Credit Acceptance Auto Loan Trust, Series 2023-1A, Class A, 6.48%, 3/15/33, Callable 11/15/26 @ 100(a)	1,000	1,001
Credit Acceptance Auto Loan Trust, Series 2023-1A, Class B, 7.02%, 5/16/33, Callable 11/15/26 @ 100(a)	500	503
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 5/15/30, Callable 11/15/24 @ 100(a)	180	176

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Ultra Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A, 0.96%, 2/15/30, Callable 10/15/24 @ 100(a)	$258	$254
Drive Auto Receivables Trust, Series 2021-3, Class C, 1.47%, 1/15/27, Callable 6/15/25 @ 100	500	482
Drive Auto Receivables Trust, Series 2021-3, Class B, 1.11%, 5/15/26, Callable 6/15/25 @ 100	350	347
DT Auto Owner Trust, Series 2022-1A, Class B, 2.43%, 9/15/26, Callable 10/15/25 @ 100(a)	750	734
DT Auto Owner Trust, Series 2020-2A, Class D, 4.73%, 3/16/26, Callable 8/15/24 @ 100(a)	870	856
DT Auto Owner Trust, Series 2021-4A, Class C, 1.50%, 9/15/27, Callable 10/15/25 @ 100(a)	250	237
DT Auto Owner Trust, Series 2019-4A, Class E, 3.93%, 10/15/26, Callable 3/15/24 @ 100(a)	750	735
DT Auto Owner Trust, Series 2022-1A, Class C, 2.96%, 11/15/27, Callable 10/15/25 @ 100(a)	500	482
DT Auto Owner Trust, Series 2021-4A, Class B, 1.02%, 5/15/26, Callable 10/15/25 @ 100(a)	500	490
Enterprise Fleet Financing LLC, Series 2022-2, Class A2, 4.65%, 5/21/29, Callable 11/20/25 @ 100(a)	221	217
Enterprise Fleet Financing LLC, Series 2022-4, Class A2, 5.76%, 10/22/29, Callable 7/20/26 @ 100(a)	750	748
Exeter Automobile Receivables Trust, Series 2022-5A, Class A2, 5.29%, 1/15/25	126	126
Exeter Automobile Receivables Trust, Series 2020-1A, Class E, 3.74%, 1/15/27, Callable 7/15/24 @ 100(a)	500	482
Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.98%, 6/15/26, Callable 9/15/25 @ 100	567	554
Exeter Automobile Receivables Trust, Series 2022-1A, Class B, 2.18%, 6/15/26, Callable 2/15/26 @ 100	447	442
Exeter Automobile Receivables Trust, Series 2021-4, Class C, 1.46%, 10/15/27, Callable 8/15/25 @ 100	500	480
Exeter Automobile Receivables Trust, Series 2022-5A, Class A3, 5.43%, 4/15/26	500	499
Ford Credit Auto Lease Trust, Series 2023-A, Class B, 5.29%, 6/15/26, Callable 8/15/25 @ 100	300	296
Ford Credit Auto Owner Trust, Series 2021-2, Class C, 2.11%, 5/15/34, Callable 11/15/26 @ 100(a)	250	218
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.87%, 1/15/26, Callable 7/15/24 @ 100(a)	137	136
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class A2, 1.15%, 9/15/25, Callable 6/15/25 @ 100(a)	150	149
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class A2, 4.49%, 3/16/26, Callable 8/15/25 @ 100(a)	271	270
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class E, 3.49%, 4/15/26, Callable 9/15/23 @ 100(a)	500	498
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class B, 1.31%, 7/15/27, Callable 2/15/25 @ 100(a)	821	788
GLS Auto Receivables Issuer Trust, Series 2019-2A, Class D, 4.52%, 2/17/26, Callable 11/15/23 @ 100(a)	1,500	1,490
GLS Auto Receivables Issuer Trust, Series 2019-3A, Class D, 3.84%, 5/15/26, Callable 3/15/24 @ 100(a)	500	491
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class C, 1.11%, 9/15/26, Callable 10/15/25 @ 100(a)	722	688
GLS Auto Receivables Trust, Series 2021-2A, Class C, 1.08%, 6/15/26, Callable 8/15/25 @ 100(a)	457	446
GMF Floorplan Owner Revolving Trust, Series 2019-2, Class C, 3.30%, 4/15/26(a)	1,000	978
GTE Auto Receivables Trust, Series 2023-1, Class A2, 5.65%, 8/17/26, Callable 5/15/26 @ 100(a)	500	499

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Ultra Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Hertz Vehicle Financing III LLC, Series 2023-1A, Class B, 6.22%, 6/25/27(a)	$500	$496
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/25(a)	1,500	1,410
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56%, 12/26/25(a)	500	469
JPMorgan Chase Bank NA, Series 2020-2, Class C, 1.14%, 2/25/28, Callable 9/25/24 @ 100(a)	17	17
JPMorgan Chase Bank NA, Series 2021-2, Class C, 0.97%, 12/26/28, Callable 4/25/25 @ 100(a)	167	162
JPMorgan Chase Bank NA, Series 2020-2, Class B, 0.84%, 2/25/28, Callable 9/25/24 @ 100(a)	34	33
JPMorgan Chase Bank NA, Series 2020-2, Class D, 1.49%, 2/25/28, Callable 9/25/24 @ 100(a)	55	55
JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.88%, 9/25/28, Callable 4/25/25 @ 100(a)	103	100
JPMorgan Chase Bank NA, Series 2021-1, Class D, 1.17%, 9/25/28, Callable 4/25/25 @ 100(a)	103	100
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/28, Callable 4/25/25 @ 100(a)	63	61
JPMorgan Chase Bank NA, Series 2021-3, Class C, 0.86%, 2/26/29, Callable 3/25/25 @ 100(a)	178	169
JPMorgan Chase Bank NA, Series 2021-1, Class C, 1.02%, 9/25/28, Callable 4/25/25 @ 100(a)	206	200
LAD Auto Receivables Trust, Series 2023-1A, Class B, 5.59%, 8/16/27, Callable 1/15/27 @ 100(a)	300	294
LAD Auto Receivables Trust, Series 2023-2A, Class C, 5.58%, 9/15/28, Callable 2/15/27 @ 100(a)	750	736
LAD Auto Receivables Trust, Series 2022-1A, Class A, 5.21%, 6/15/27, Callable 2/15/26 @ 100(a)	425	420
LAD Auto Receivables Trust, Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 6/15/25 @ 100(a)	594	553
LAD Auto Receivables Trust, Series 2023-1A, Class C, 6.18%, 12/15/27, Callable 1/15/27 @ 100(a)	1,000	988
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94%, 11/16/26, Callable 6/15/25 @ 100(a)	750	711
Lobel Automobile Receivables Trust, Series 2023-1, Class A, 6.97%, 7/15/26(a)	838	838
Oscar U.S. Funding XII LLC, Series 1A, Class A3, 0.70%, 4/10/25, Callable 2/10/25 @ 100(a)	574	565
Oscar U.S. Funding XIV LLC, Series 2022-1A, Class A2, 1.60%, 3/10/25(a)	322	319
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class C, 5.92%, 8/16/32, Callable 2/15/26 @ 100(a)	253	252
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class B, 5.72%, 8/16/32, Callable 2/15/26 @ 100(a)	411	408
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class D, 6.79%, 8/16/32, Callable 2/15/26 @ 100(a)	274	273
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class C, 6.99%, 12/15/32, Callable 9/15/26 @ 100(a)	710	711
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class B, 6.45%, 12/15/32, Callable 9/15/26 @ 100(a)	710	708
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 5/15/32, Callable 11/15/25 @ 100(a)	359	353
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 7/15/25 @ 100(a)	158	154
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class E, 4.13%, 1/15/27, Callable 6/15/25 @ 100(a)	600	581
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 10/15/24 @ 100(a)	500	497

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Ultra Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Santander Drive Auto Receivables Trust, Series 2022-1, Class A3, 1.94%, 11/17/25, Callable 7/15/25 @ 100	$172	$171
Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, 2/16/27, Callable 6/15/25 @ 100	500	482
Santander Retail Auto Lease Trust, Series 2020-B, Class C, 1.18%, 12/20/24, Callable 2/20/24 @ 100(a)	500	490
United Auto Credit Securitization Trust, Series 2022-1, Class B, 2.10%, 3/10/25(a)	202	202
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable 7/10/25 @ 100(a)	500	493
Westlake Automobile Receivables Trust, Series 2023-2A, Class C, 6.29%, 3/15/28, Callable 9/15/26 @ 100(a)	500	497
Westlake Automobile Receivables Trust, Series 2023-2A, Class B, 6.14%, 3/15/28, Callable 9/15/26 @ 100(a)	500	500
Westlake Automobile Receivables Trust, Series 2021-3A, Class C, 1.58%, 1/15/27, Callable 6/15/25 @ 100(a)	750	712
Westlake Automobile Receivables Trust, Series 2022-2A, Class A3, 3.75%, 4/15/26, Callable 12/15/25 @ 100(a)	500	492
Westlake Automobile Receivables Trust, Series 2022-2A, Class B, 4.31%, 9/15/27, Callable 12/15/25 @ 100(a)	400	392
Wheels SPV 2 LLC, Series 2021-1A, Class A, 5.65% (US0001M+28bps), 8/20/29, Callable 4/20/24 @ 100(a)(b)	652	649
		45,776
ABS Other (4.3%):
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100(a)	1,500	1,312
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class A2, 1.64%, 10/20/27, Callable 9/20/25 @ 100(a)	342	328
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28, Callable 9/20/25 @ 100(a)	405	372
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, 6/21/28, Callable 6/20/26 @ 100(a)	531	525
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29, Callable 1/20/28 @ 100(a)	500	502
CCG Receivables Trust, Series 2023-1, Class A2, 5.82%, 9/16/30, Callable 11/14/26 @ 100(a)	1,000	1,001
Conn's Receivables Funding LLC, Series 2022-A, Class B, 9.52%, 12/15/26, Callable 8/15/24 @ 100(a)	486	489
Dell Equipment Finance Trust, Series 2023-1, Class C, 6.22%, 9/22/28, Callable 10/22/25 @ 100(a)	1,000	997
Dext ABS LLC, Series 2023-1, Class A2, 5.99%, 3/15/32, Callable 3/15/27 @ 100(a)	1,000	997
DLLAA LLC, Series 2023-1A, Class A2, 5.93%, 7/20/26(a)	750	751
Hpefs Equipment Trust, Series 2022-3A, Class C, 6.13%, 8/20/29, Callable 5/20/26 @ 100(a)	735	732
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/31, Callable 4/20/24 @ 100(a)	750	727
HPEFS Equipment Trust, Series 2022-3A, Class A2, 5.26%, 8/20/29, Callable 5/20/26 @ 100(a)	433	431
HPEFS Equipment Trust, Series 2021-2A, Class C, 0.88%, 9/20/28, Callable 7/20/24 @ 100(a)	721	700
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 10/20/24 @ 100(a)	293	244
NMEF Funding LLC, Series 2022-B, Class A2, 6.07%, 6/15/29, Callable 10/15/26 @ 100(a)	970	968
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 8/20/23 @ 100(a)	137	128
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49, Callable 11/19/23 @ 100(a)	494	451

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Ultra Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount		Value
Pawnee Equipment Receivables LLC, Series 2020-1, Class A, 1.37%, 11/17/25, Callable 2/15/24 @ 100(a)	$—	(c)	$1
Pawneee Equipment Receivables LLC, Series 2021-1, Class A2, 1.10%, 7/15/27, Callable 8/15/25 @ 100(a)	133		128
Pawneee Equipment Receivables LLC, Series 2022-1, Class B, 5.40%, 7/17/28, Callable 6/15/26 @ 100(a)	725		695
Progress Residential Trust, Series 2021-SFR5, Class B, 1.66%, 7/17/38(a)	600		526
SCF Equipment Leasing LLC, Series 1A, Class A3, 0.83%, 8/21/28, Callable 3/20/26 @ 100(a)	530		516
SCF Equipment Leasing LLC, Series 2022-1A, Class A2, 2.06%, 2/22/28, Callable 8/20/25 @ 100(a)	258		254
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 3/20/25 @ 100(a)	84		83
			13,858
ABS Card (1.2%):
CARDS II Trust, Series 2021-1A, Class C, 1.20%, 4/15/27(a)	500		480
Evergreen Credit Card Trust, Series 2023-CRT3, Class C, 7.31%, 2/16/27(a)	318		318
Evergreen Credit Card Trust, Series 2023-CRT3, Class B, 6.58%, 2/16/27(a)	762		762
Evergreen Credit Card Trust, Series 2022-CRT1, Class B, 5.61%, 7/15/26(a)	500		494
Evergreen Credit Card Trust, Series 2022-CRT2, Class C, 7.44%, 11/15/26(a)	500		496
Evergreen Credit Card Trust, Series 2022-CRT2, Class B, 6.56%, 11/15/26(a)	1,000		997
Master Credit Card Trust II, Series 2023-2A, Class B, 6.26%, 1/21/27(a)	308		308
			3,855
Total Asset-Backed Securities (Cost $64,588)			63,489

Collateralized Loan Obligations (3.3%)
Cash Flow CLO (3.3%):
CIFC Funding Ltd., Series 2012-2RA, Class A1, 6.39% (TSFR3M+106bps), 1/20/28, Callable 10/20/23 @ 100(a)(b)	267		266
CIFC Funding Ltd., Series 2017-4A, Class A1R, 6.56% (TSFR3M+121bps), 10/24/30, Callable 10/24/23 @ 100(a)(b)	655		652
Golub Capital Partners CLO 40A Ltd., Series 2019-40A, Class AR, 6.70% (TSFR3M+135bps), 1/25/32, Callable 10/25/23 @ 100(a)(b)	1,000		988
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class AAR3, 6.32% (US0003M+100bps), 2/14/31, Callable 8/14/23 @ 100(a)(b)	750		746
Palmer Square Loan Funding Ltd., Series 2021-2A, Class A2, 6.63% (US0003M+125bps), 5/20/29, Callable 8/20/23 @ 100(a)(b)	500		495
Palmer Square Loan Funding Ltd., Series 2021-2A, Class A1, 6.18% (US0003M+80bps), 5/20/29, Callable 8/20/23 @ 100(a)(b)	571		568
Palmer Square Loan Funding Ltd., Series 2021-3A, Class A2, 6.99% (TSFR3M+166bps), 7/20/29, Callable 10/20/23 @ 100(a)(b)	1,000		992
Palmer Square Loan Funding Ltd., Series 2022-1A, Class A2, 6.91% (TSFR3M+160bps), 4/15/30, Callable 10/15/23 @ 100(a)(b)	1,000		989
Palmer Square Loan Funding Ltd., Series 2022-5A, Class A1, 6.87% (TSFR3M+156bps), 1/15/31, Callable 10/15/23 @ 100(a)(b)	672		671
Palmer Square Loan Funding Ltd., Series 2023-1A, Class A1, 6.96% (TSFR3M+170bps), 7/20/31, Callable 7/20/24 @ 100(a)(b)	500		500
Palmer Square Loan Funding Ltd., Series 2023-1A, Class A2, 7.76% (TSFR3M+250bps), 7/20/31, Callable 7/20/24 @ 100(a)(b)	750		750
Palmer Square Loan Funding Ltd., Series 2021-1A, Class A1, 6.49% (TSFR3M+116bps), 4/20/29, Callable 10/20/23 @ 100(a)(b)	220		220

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Ultra Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
SOUND POINT CLO VIII-R Ltd., Series 2015-1RA, Class AR, 6.65% (TSFR3M+134bps), 4/15/30, Callable 10/15/23 @ 100(a)(b)	$937	$935
Stratus CLO Ltd., Series 2021-1A, Class B, 6.99% (TSFR3M+166bps), 12/29/29, Callable 10/20/23 @ 100(a)(b)	1,000	985
Stratus CLO Ltd., Series 2021-3A, Class B, 7.14% (TSFR3M+181bps), 12/29/29, Callable 10/20/23 @ 100(a)(b)	822	809
		10,566
Total Collateralized Loan Obligations (Cost $10,639)		10,566

Collateralized Mortgage Obligations (10.3%)
Commercial MBS (10.3%):
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class C, 6.72% (TSFR1M+150bps), 9/15/32(a)(b)	1,000	989
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, 6.52% (TSFR1M+130bps), 9/15/32(a)(b)	1,000	991
BBCMS Mortgage Trust, Series 2019-BWAY, Class B, 6.65% (TSFR1M+142bps), 11/15/34(a)(b)	1,000	802
BBCMS Mortgage Trust, Series 2020-BID, Class C, 8.98% (TSFR1M+375bps), 10/15/37(a)(b)	1,720	1,522
BPR Trust, Series 2022-STAR, Class A, 8.45% (TSFR1M+323bps), 8/15/24(a)(b)	1,250	1,251
BPR Trust, Series 2022-OANA, Class B, 7.67% (TSFR1M+245bps), 4/15/37(a)(b)	1,000	982
BX Commercial Mortgage Trust, Series 2021-CIP, Class C, 6.81% (TSFR1M+159bps), 12/15/38(a)(b)	1,000	969
BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 6.61% (TSFR1M+139bps), 12/15/38(a)(b)	500	488
BX Commercial Mortgage Trust, Series 2021-XL2, Class C, 6.53% (TSFR1M+131bps), 10/15/38(a)(b)	782	756
BX Commercial Mortgage Trust, Series 2021-VINO, Class B, 6.19% (TSFR1M+97bps), 5/15/38(a)(b)	756	737
BX Commercial Mortgage Trust, Series 2021-VOLT, Class C, 6.44% (TSFR1M+121bps), 9/15/36(a)(b)	750	717
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 6.79% (TSFR1M+156bps), 10/15/36(a)(b)	489	483
BX Commercial Mortgage Trust, Series 2019-XL, Class C, 6.59% (TSFR1M+136bps), 10/15/36(a)(b)	850	843
BX Mortgage Trust, Series 2021-PAC, Class C, 6.44% (TSFR1M+121bps), 10/15/36(a)(b)	1,000	959
BX Trust, Series 2022-LBA6, Class C, 6.82% (TSFR1M+160bps), 1/15/39(a)(b)	1,000	967
BX Trust, Series 2021-SOAR, Class B, 6.21% (TSFR1M+98bps), 6/15/38(a)(b)	464	453
BX Trust, Series 2021-RISE, Class B, 6.59% (TSFR1M+136bps), 11/15/36(a)(b)	500	492
BX Trust, Series 2022-LBA6, Class B, 6.52% (TSFR1M+130bps), 1/15/39(a)(b)	500	489
BX Trust, Series 2021-SOAR, Class C, 6.44% (TSFR1M+121bps), 6/15/38(a)(b)	464	451
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class B, 6.56% (TSFR1M+134bps), 2/15/39(a)(b)	1,000	906
COMM Mortgage Trust, Series 2014- 277P, Class C, 3.61%, 8/10/49, Callable 8/10/24 @ 100(a)(d)	334	310
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100(a)(d)	1,000	934
COMM Mortgage Trust, Series 2019-521F, Class B, 6.47% (TSFR1M+125bps), 6/15/34(a)(b)	1,500	1,253
COMM Mortgage Trust, Series 2020-CBM, Class C, 3.40%, 2/10/37, Callable 2/10/25 @ 100(a)	1,000	923

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Ultra Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Extended Stay America Trust, Series 2021-ESH, Class B, 6.72% (TSFR1M+149bps), 7/15/38(a)(b)	$374	$365
FREMF Mortgage Trust, Series 2017-K724, Class B, 3.48%, 12/25/49, Callable 12/25/23 @ 100(a)(d)	1,000	990
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34(a)	1,000	715
GS Mortgage Securities Trust, Series 2011-GC3, Class X, 3/10/44, Callable 8/10/23 @ 100(a)(d)(e)(f)	806	—	(c)
Hospitality Mortgage Trust, Series 2019-HIT, Class B, 6.69% (TSFR1M+146bps), 11/15/36(a)(b)	1,149	1,133
Hospitality Mortgage Trust, Series 2019-HIT, Class A, 6.34% (TSFR1M+111bps), 11/15/36(a)(b)	804	797
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37(a)	750	701
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class A, 6.14% (TSFR1M+91bps), 4/15/38(a)(b)	945	933
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA, 0.56%, 4/15/47, Callable 1/15/25 @ 100(d)(e)	3,438	9
KNDL Mortgage Trust, Series 2019-KNSQ, Class B, 6.37% (TSFR1M+115bps), 5/15/36(a)(b)	1,000	992
Life Mortgage Trust, Series 2021-BMR, Class B, 6.22% (TSFR1M+99bps), 3/15/38(a)(b)	983	958
Med Trust, Series 2021-MDLN, Class B, 6.79% (TSFR1M+156bps), 11/15/38(a)(b)	995	964
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, 6.44% (TSFR1M+122bps), 4/15/38(a)(b)	1,000	983
Morgan Stanley Capital I Trust, Series 2019-NUGS, Class B, 6.64% (TSFR1M+141bps), 12/15/36(a)(b)	1,154	924
ONE Mortgage Trust, Series 2021-PARK, Class B, 6.29% (TSFR1M+106bps), 3/15/36(a)(b)	1,000	925
One New York Plaza Trust, Series 2020-1NYP, Class A, 6.29% (TSFR1M+106bps), 1/15/36(a)(b)	875	832
SMRT, Series 2022-MINI, Class B, 6.57% (TSFR1M+135bps), 1/15/39(a)(b)	1,000	972
TTAN, Series 2021-MHC, Class B, 6.44% (TSFR1M+121bps), 3/15/38(a)(b)	324	316
		33,176
Total Collateralized Mortgage Obligations (Cost $35,052)		33,176

Senior Secured Loans (3.6%)
Utilities (0.8%):
Calpine Corp., Term Loans, First Lien, 7.20% (LIBOR01M+200bps), 4/1/26(b)	985	984
Vistra Operations Co. LLC, 2018 Incremental Term Loans, First Lien, 6.97% (LIBOR01M+175bps), 12/31/25(b)	1,176	1,174
Vistra Operations Co. LLC, 2018 Incremental Term Loans, First Lien, 6.97% (SOFR01M+175bps), 12/31/25(b)	295	294
		2,452
Consumer Discretionary (0.6%):
Charter Communications Operating LLC, Term B1, First Lien, 7.12% (SOFR03M+175bps), 4/30/25(b)	984	983
Charter Communications Operating LLC, Term B1, First Lien, 7.12% (SOFR01M+175bps), 4/30/25(b)	3	3
Gray Television, Inc., Term Loan E, First Lien, 7.73% (SOFR01M+250bps), 1/2/26(b)	1,000	989
		1,975

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Ultra Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Financials (0.8%):
Delos Finance S.A.R.L., Loans, First Lien, 7.29% (LIBOR03M+175bps), 10/6/23(b)	$1,500	$1,499
SBA Senior Finance II LLC, Incremental Tranche B-2 Term Loans, First Lien, 6.95% (LIBOR01M+175bps), 4/11/25(b)	995	993
		2,492
Industrials (0.3%):
Quintiles IMS Incorporated, Term B-2 Dollar Loans, First Lien, 7.29% (LIBOR03M+175bps), 1/18/25(b)	1,100	1,100

Materials (0.8%):
Berry Global, Inc., Term Z Loans, First Lien, 7.03% (SOFR03M+175bps), 7/1/26(b)	1,159	1,158
Chemours Co. LLC, Term Loan, First Lien, 6.85% (SOFR01M+175bps), 4/3/25(b)	1,487	1,481
		2,639
Health Care (0.3%):
DaVita, Inc., 7.18%, 8/12/26(g)	1,000	987
Total Senior Secured Loans (Cost $11,623)		11,645

Corporate Bonds (31.5%)
Communication Services (1.3%):
Charter Communications Operating LLC/Charter Communications Operating Capital, 7.28% (TSFR3M+191bps), 2/1/24, Callable 1/1/24 @ 100(b)	1,000	1,004
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 3/20/25, Callable 3/20/24 @ 100(a)	1,208	1,193
Verizon Communications, 6.02% (SOFR+79bps), 3/20/26(b)	1,500	1,507
Warnermedia Holdings, Inc., 3.43%, 3/15/24	500	492
		4,196
Consumer Discretionary (1.7%):
Association of American Medical Colleges, 2.12%, 10/1/24	1,000	949
General Motors Financial Co., Inc., 5.96% (SOFR+76bps), 3/8/24(b)	1,500	1,498
Howard University, 2.80%, 10/1/23	250	249
Nissan Motor Acceptance Co. LLC, 6.15% (US0003M+64bps), 3/8/24(a)(b)	855	858
Nordstrom, Inc., 2.30%, 4/8/24, Callable 8/21/23 @ 100	1,000	969
ZF North America Capital, Inc., 4.75%, 4/29/25(a)	1,000	970
		5,493
Energy (1.8%):
EnLink Midstream Partners LP, 4.40%, 4/1/24, Callable 1/1/24 @ 100	948	929
Gray Oak Pipeline LLC, 2.60%, 10/15/25, Callable 9/15/25 @ 100(a)	1,500	1,381
Midwest Connector Capital Co. LLC, 3.90%, 4/1/24, Callable 3/1/24 @ 100(a)	1,000	982
Murphy Oil Corp., 5.75%, 8/15/25, Callable 9/5/23 @ 100	554	548
NuStar Logistics LP, 5.75%, 10/1/25, Callable 7/1/25 @ 100	600	592
Occidental Petroleum Corp., 3.20%, 8/15/26, Callable 6/15/26 @ 100	500	457
Ovintiv, Inc., 5.65%, 5/15/25	1,000	999
		5,888

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Ultra Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Financials (17.7%):
Alexander Funding Trust, 1.84%, 11/15/23(a)	$1,000	$984
Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/21/25 @ 100	1,505	1,460
Antares Holdings LP
6.00%, 8/15/23(a)	1,107	1,106
3.95%, 7/15/26, Callable 6/15/26 @ 100(a)	500	440
Ares Capital Corp.
3.25%, 7/15/25, Callable 6/15/25 @ 100	500	467
3.88%, 1/15/26, Callable 12/15/25 @ 100	1,000	934
Assurant, Inc., 6.10%, 2/27/26, Callable 1/27/26 @ 100	882	879
Athene Global Funding, 6.27% (US0003M+73bps), 1/8/24(a)(b)	1,590	1,583
Bank of America Corp., 6.03% (SOFR+69bps), 4/22/25, Callable 4/22/24 @ 100(b)	500	500
Blackstone Private Credit Fund, 7.05%, 9/29/25	1,500	1,507
Blackstone Secured Lending Fund, 3.63%, 1/15/26, Callable 12/15/25 @ 100	1,000	925
BMW US Capital LLC, 5.51% (SOFR+38bps), 8/12/24(a)(b)	500	499
Brighthouse Financial Global Funding, 6.06% (SOFR+76bps), 4/12/24(a)(b)	1,300	1,289
Capital One Financial Corp., 4.17% (SOFR+137bps), 5/9/25, Callable 5/9/24 @ 100(b)	1,000	981
Citigroup, Inc.
6.01% (SOFR+67bps), 5/1/25, Callable 5/1/24 @ 100(b)(h)	500	499
6.02% (SOFR+69bps), 1/25/26, Callable 1/25/25 @ 100(b)	1,000	993
Citizens Bank NA, 6.06% (SOFR+145bps), 10/24/25, Callable 10/24/24 @ 100(b)	1,700	1,648
Corebridge Global Funding, 5.75%, 7/2/26(a)	750	749
Credit Acceptance Corp.
5.13%, 12/31/24, Callable 8/14/23 @ 101.28(a)	400	392
6.63%, 3/15/26, Callable 8/14/23 @ 101.66(h)	500	490
DAE Funding LLC, 1.55%, 8/1/24, Callable 7/1/24 @ 100(a)	1,500	1,428
Enact Holdings, Inc., 6.50%, 8/15/25, Callable 2/15/25 @ 100(a)	1,250	1,237
Equitable Financial Life Global Funding, 5.50%, 12/2/25(a)	750	743
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/25, Callable 2/1/25 @ 100(a)	750	729
Fifth Third Bancorp, 4.30%, 1/16/24, Callable 12/16/23 @ 100	507	502
Fifth Third Bank NA, 5.85% (SOFR+123bps), 10/27/25, Callable 10/27/24 @ 100(b)	1,000	987
Ford Motor Credit Co. LLC
2.30%, 2/10/25, Callable 1/10/25 @ 100	1,000	937
4.13%, 8/4/25	500	478
FS KKR Capital Corp.
1.65%, 10/12/24	857	804
4.13%, 2/1/25, Callable 1/1/25 @ 100(h)	1,000	960
Fulton Financial Corp., 4.50%, 11/15/24	885	849
GA Global Funding Trust
5.71% (SOFR+50bps), 9/13/24(a)(b)	1,000	982
6.65% (SOFR+136bps), 4/11/25(a)(b)	380	374
Goldman Sachs Group, Inc., 5.71% (SOFR+50bps), 9/10/24, Callable 9/10/23 @ 100(b)	500	498
JPMorgan Chase & Co.
5.72% (SOFR+54bps), 6/1/25, Callable 6/1/24 @ 100(b)	500	498
6.01% (SOFR+77bps), 9/22/27, Callable 9/22/26 @ 100(b)	1,000	985

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Ultra Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
KeyCorp., 3.88% (SOFR+125bps), 5/23/25, MTN, Callable 5/23/24 @ 100(b)	$1,650	$1,553
Main Street Capital Corp., 5.20%, 5/1/24	1,000	987
Manufacturers & Traders Trust Co.
5.40%, 11/21/25, Callable 10/21/25 @ 100	300	295
4.65%, 1/27/26, Callable 12/27/25 @ 100	500	483
National Securities Clearing Corp., 5.15%, 5/30/25(a)	750	750
New York Life Global Funding
5.65% (SOFR+31bps), 4/26/24(a)(b)	500	500
6.20% (SOFR+93bps), 4/2/26(a)(b)	750	751
Owl Rock Capital Corp., 5.25%, 4/15/24, Callable 3/15/24 @ 100	500	495
OWL Rock Capital Corp., 3.75%, 7/22/25, Callable 6/22/25 @ 100	1,000	934
OWL Rock Core Income Corp., 3.13%, 9/23/26, Callable 8/23/26 @ 100	1,500	1,315
Pacific Life Global Funding II, 5.81% (SOFR+62bps), 6/4/26(a)(b)	100	98
Penske Truck Leasing Co. LP/PTL Finance Corp., 5.75%, 5/24/26, Callable 4/24/26 @ 100(a)	750	747
Principal Life Global Funding II, 5.54% (SOFR+38bps), 8/23/24(a)(b)	1,000	998
Protective Life Global Funding, 5.21%, 4/14/26(a)	1,000	982
Santander Holdings USA, Inc.
4.26% (SOFR+138bps), 6/9/25, Callable 6/9/24 @ 100(b)	665	645
5.81% (SOFR+233bps), 9/9/26, Callable 9/9/25 @ 100(b)	1,000	994
SLM Corp., 4.20%, 10/29/25, Callable 9/29/25 @ 100	1,152	1,088
Starwood Property Trust, Inc., 3.75%, 12/31/24, Callable 9/30/24 @ 100(a)	1,550	1,484
State Street Corp., 5.10% (SOFR+113bps), 5/18/26, Callable 5/18/25 @ 100(b)	1,000	992
Synchrony Bank, 5.40%, 8/22/25, Callable 7/22/25 @ 100	752	724
The Bank of New York Mellon Corp., 4.95% (SOFR+103bps), 4/26/27, Callable 4/26/26 @ 100(b)	750	741
The Charles Schwab Corp., 5.65% (SOFR+52bps), 5/13/26, Callable 4/13/26 @ 100(b)	1,500	1,477
The Goldman Sachs Group, Inc., 5.81% (SOFR+49bps), 10/21/24, Callable 10/21/23 @ 100(b)	1,000	997
The Huntington National Bank
6.33% (SOFR+119bps), 5/16/25, Callable 5/16/24 @ 100(b)	500	488
5.70% (SOFR+122bps), 11/18/25, Callable 11/18/24 @ 100(b)	1,350	1,328
Truist Bank, 5.51% (SOFR+20bps), 1/17/24, Callable 8/14/23 @ 100(b)	805	799
Truist Financial Corp., 5.61% (SOFR+40bps), 6/9/25, Callable 6/9/24 @ 100(b)	1,000	975
United Financial Bancorp, Inc., 5.75%, 10/1/24	1,000	961
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 9/17/24, Callable 6/17/24 @ 100(a)	1,250	1,193
		57,090
Health Care (0.5%):
Hikma Finance USA LLC, 3.25%, 7/9/25	500	476
Little Co. of Mary Hospital of Indiana, Inc., 1.97%, 11/1/25	670	614
The Cigna Group, 5.69%, 3/15/26, Callable 3/15/24 @ 100	500	501
		1,591

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Ultra Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Industrials (3.7%):
American Airlines Pass Through Trust
4.38%, 6/15/24(a)	$623	$604
4.95%, 2/15/25	941	912
Aviation Capital Group LLC
4.38%, 1/30/24, Callable 12/30/23 @ 100(a)	673	664
4.88%, 10/1/25, Callable 7/1/25 @ 100(a)	1,000	962
Concentrix Corp., 6.65%, 8/2/26, Callable 7/2/26 @ 100	1,500	1,496
Daimler Trucks Finance North America LLC, 6.27% (SOFR+100bps), 4/5/24(a)(b)	1,000	1,001
Hexcel Corp., 4.95%, 8/15/25, Callable 5/15/25 @ 100	1,000	975
Regal Rexnord Corp., 6.05%, 2/15/26(a)	1,000	1,001
Spirit Airlines Pass Through Trust, 4.45%, 4/1/24	1,771	1,737
Stanley Black & Decker, Inc., 6.27%, 3/6/26, Callable 3/6/24 @ 100(h)	1,250	1,255
United Airlines Pass Through Trust
4.30%, 8/15/25	723	697
4.88%, 1/15/26	489	474
		11,778
Information Technology (0.5%):
Arrow Electronics, Inc., 6.13%, 3/1/26, Callable 3/1/24 @ 100	685	685
Hewlett Packard Enterprise Co., 5.90%, 10/1/24	1,000	1,001
		1,686
Materials (0.6%):
Celanese US Holdings LLC
5.90%, 7/5/24	500	499
6.05%, 3/15/25	500	500
Sasol Financing USA LLC, 5.88%, 3/27/24, Callable 2/27/24 @ 100	1,000	990
		1,989
Real Estate (1.8%):
Boston Properties LP
3.80%, 2/1/24, Callable 11/1/23 @ 100	350	344
3.20%, 1/15/25, Callable 10/15/24 @ 100	1,000	956
GLP Capital LP GLP Financing II, Inc., 3.35%, 9/1/24, Callable 8/1/24 @ 100	1,000	970
Retail Opportunity Investments Partnership LP
5.00%, 12/15/23, Callable 9/15/23 @ 100	500	496
4.00%, 12/15/24, Callable 9/15/24 @ 100	1,250	1,203
SBA Tower Trust, 2.84%, 1/15/25, Callable 1/15/24 @ 100(a)	1,000	952
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25, Callable 9/5/23 @ 100.88(a)	1,000	962
		5,883
Utilities (1.9%):
CenterPoint Energy, Inc., 5.78% (SOFR+65bps), 5/13/24, Callable 8/21/23 @ 100(b)	1,500	1,499
Metropolitan Edison Co., 4.00%, 4/15/25(a)	1,500	1,436
National Fuel Gas Co., 5.50%, 10/1/26	750	743
NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/25	500	504
NRG Energy, Inc., 3.75%, 6/15/24, Callable 5/15/24 @ 100(a)	500	487
Southern Power Co., 2.75%, 9/20/23, Callable 9/5/23 @ 100	1,500	1,492
		6,161
Total Corporate Bonds (Cost $103,122)		101,755

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Ultra Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Yankee Dollars (14.5%)
Consumer Discretionary (0.6%):
International Game Technology PLC, 4.13%, 4/15/26, Callable 9/4/23 @ 102.06(a)	$1,030	$978
Nissan Motor Co. Ltd., 3.52%, 9/17/25, Callable 8/17/25 @ 100(a)	916	865
		1,843
Energy (1.0%):
Harvest Operations Corp., 1.00%, 4/26/24, Callable 9/5/23 @ 100(a)	714	689
Petroleos Mexicanos, 4.25%, 1/15/25(h)	1,000	949
TransCanada PipeLines Ltd., 6.73% (SOFR+152bps), 3/9/26, Callable 3/9/24 @ 100(b)	1,500	1,502
		3,140
Financials (10.5%):
Avolon Holdings Funding Ltd.
5.13%, 10/1/23, Callable 9/5/23 @ 100(a)	500	499
2.88%, 2/15/25, Callable 1/15/25 @ 100(a)	1,000	940
Bank of Montreal, 5.84% (SOFR+62bps), 9/15/26, MTN(b)	1,500	1,475
Barclays PLC
7.33% (H15T1Y+305bps), 11/2/26, Callable 11/2/25 @ 100(b)	500	513
5.83% (SOFR+221bps), 5/9/27, Callable 5/9/26 @ 100(b)	1,000	994
Commonwealth Bank of Australia, 5.74% (SOFR+52bps), 6/15/26(a)(b)	1,500	1,490
Credit Agricole SA, 6.56% (SOFR+129bps), 7/5/26(a)(b)	750	753
Credit Suisse AG, 5.85% (SOFR+39bps), 2/2/24(b)	1,000	993
Danske Bank A/S, 0.98%, 9/10/25, Callable 9/10/24 @ 100(a)	1,000	941
Deutsche Bank AG
4.50%, 4/1/25	1,000	963
3.96% (SOFR+258bps), 11/26/25, Callable 11/26/24 @ 100(b)	603	581
Enel Finance International NV, 6.80%, 10/14/25(a)	500	511
HSBC Holdings PLC, 6.62% (SOFR+143bps), 3/10/26, Callable 3/10/25 @ 100(b)	1,000	1,006
ING Groep NV
6.90% (SOFR+164bps), 3/28/26, Callable 3/28/25 @ 100(b)	500	502
6.27% (SOFR+101bps), 4/1/27, Callable 4/1/26 @ 100(b)	500	493
Lloyds Banking Group PLC
3.87% (H15T1Y+350bps), 7/9/25, Callable 7/9/24 @ –(b)	—	—
3.51% (H15T1Y+160bps), 3/18/26, Callable 3/18/25 @ 100(b)	750	719
5.99% (H15T1Y+148bps), 8/7/27, Callable 8/7/26 @ 100(b)	500	500
6.91% (SOFR+156bps), 8/7/27, Callable 8/7/26 @ 100(b)	500	500
Macquarie Group Ltd., 6.01% (SOFR+71bps), 10/14/25, Callable 10/14/24 @ 100(a)(b)	1,500	1,486
Mitsubishi UFJ Financial Group, Inc., 6.08% (SOFR+94bps), 2/20/26, Callable 2/20/25 @ 100(b)	1,185	1,182
Mizuho Financial Group, Inc., 6.10% (SOFR+96bps), 5/22/26, Callable 5/22/25 @ 100(b)	1,000	997
National Australia Bank Ltd., 5.95% (SOFR+65bps), 1/12/27(a)(b)	1,250	1,240
NatWest Markets PLC
6.69% (SOFR+145bps), 3/22/25(a)(b)	500	502
6.02% (SOFR+76bps), 9/29/26(a)(b)(h)	1,000	979
Nordea Bank Abp
6.40% (US0003M+94bps), 8/30/23(a)(b)	1,000	1,000
6.15% (SOFR+96bps), 6/6/25(a)(b)	500	501
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(a)	500	496

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Ultra Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Royal Bank of Canada
5.70% (SOFR+36bps), 7/29/24(b)	$1,000	$996
6.05% (SOFR+59bps), 11/2/26, MTN(b)	500	492
Santander UK Group Holdings PLC
4.80% (US0003M+157bps), 11/15/24, Callable 11/15/23 @ 100(b)	292	290
1.09% (SOFR+79bps), 3/15/25, Callable 3/15/24 @ 100(b)	1,000	964
Societe Generale SA, 6.37% (SOFR+105bps), 1/21/26, Callable 1/21/25 @ 100(a)(b)	1,700	1,686
Standard Chartered PLC
3.79% (US0003M+156bps), 5/21/25, Callable 5/21/24 @ 100(a)(b)	351	344
7.78% (H15T1Y+310bps), 11/16/25, Callable 11/16/24 @ 100(a)(b)	750	768
7.21% (SOFR+193bps), 7/6/27, Callable 7/6/26 @ 100(a)(b)	500	503
Sumitomo Mitsui Trust Bank Ltd., 5.66% (SOFR+44bps), 9/16/24(a)(b)	1,000	997
The Bank of Nova Scotia, 5.73% (SOFR+55bps), 3/2/26(b)	1,250	1,230
The Toronto-Dominion Bank, 5.80% (SOFR+59bps), 9/10/26(b)	1,500	1,478
Westpac Banking Corp., 5.71% (SOFR+52bps), 6/3/26(b)	1,500	1,487
		33,991
Industrials (0.7%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.94% (SOFR+68bps), 9/29/23(b)	250	250
Aircastle Ltd.
4.40%, 9/25/23, Callable 8/25/23 @ 100	451	449
4.13%, 5/1/24, Callable 2/1/24 @ 100	750	737
The Weir Group PLC, 2.20%, 5/13/26, Callable 4/13/26 @ 100(a)	900	811
		2,247
Information Technology (0.2%):
SK Hynix, Inc., 6.25%, 1/17/26(a)(h)	750	753

Materials (1.5%):
Endeavour Mining PLC, 5.00%, 10/14/26, Callable 10/14/23 @ 102.5(a)	500	454
NOVA Chemicals Corp., 4.88%, 6/1/24, Callable 3/3/24 @ 100(a)	1,312	1,282
OCI NV, 4.63%, 10/15/25, Callable 9/4/23 @ 102.31(a)	1,504	1,458
POSCO Holdings, Inc., 2.50%, 1/17/25(a)	510	487
Syngenta Finance NV, 4.89%, 4/24/25, Callable 2/24/25 @ 100(a)	1,000	977
		4,658
Total Yankee Dollars (Cost $47,296)		46,632

Municipal Bonds (1.2%)
California (0.3%):
California Statewide Communities Development Authority Revenue, 1.31%, 4/1/25	500	460
Golden State Tobacco Securitization Corp. Revenue, Series B, 0.99%, 6/1/24	500	481
		941
Guam (0.1%):
Antonio B Won Pat International Airport Authority Revenue, Series A, 2.50%, 10/1/25	300	277

Indiana (0.1%):
Indiana Finance Authority Revenue, 1.72%, 11/15/23	300	296

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Ultra Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
New Jersey (0.1%):
South Jersey Transportation Authority Revenue, Series B, 2.10%, 11/1/24	$500	$475

North Carolina (0.2%):
North Carolina Capital Facilities Finance Agency Revenue, Series B, 1.05%, 10/1/23	825	817

Pennsylvania (0.3%):
Allegheny County IDA Revenue (LOC-PNC Financial Services Group), 5.48%, 11/1/27, Callable 9/1/23 @ 100(i)	1,000	1,000

Texas (0.1%):
San Antonio Education Facilities Corp. Revenue, 1.74%, 4/1/25	255	236
Total Municipal Bonds (Cost $4,180)		4,042

U.S. Treasury Obligations (3.2%)
U.S. Treasury Bills, 5.33%, 8/22/23(j)	1,000	997
U.S. Treasury Notes
2.75%, 2/15/24	1,500	1,479
2.38%, 2/29/24	1,000	983
2.25%, 4/30/24	1,000	977
2.50%, 4/30/24	1,000	978
3.00%, 6/30/24	1,000	978
3.00%, 7/31/24	1,000	977
4.25%, 9/30/24	1,000	988
4.38%, 10/31/24	1,000	989
4.50%, 11/30/24	1,000	990
Total U.S. Treasury Obligations (Cost $10,353)		10,336

Commercial Paper (13.6%)(j)
Information Technology (0.9%):
Jabil, Inc.
6.10%, 8/1/23(a)	1,000	1,000
6.26%, 8/15/23(a)	1,000	998
6.22%, 8/21/23(a)	1,000	996
		2,994
Health Care (0.3%):
CSLB Holdings, Inc., 5.46%, 8/3/23(a)	1,000	999

Energy (3.5%):
Canadian Nat RES
6.03%, 8/14/23(a)	1,000	998
6.05%, 8/16/23(a)	1,000	997
6.15%, 8/24/23(a)	1,000	996
Energy Transfer LP, 5.70%, 8/1/23	400	400
Enterprise Products Oper, 5.46%, 8/1/23(a)	3,000	3,000
Ovintiv, Inc.
5.76%, 8/11/23	1,000	998
5.77%, 8/18/23	1,000	997
Targa Resources Corp.
5.10%, 8/1/23(a)	1,000	1,000
5.16%, 8/7/23(a)	1,000	999
5.17%, 8/18/23(a)	1,000	997
		11,382
Financials (2.2%):
Brookfield COR Treasury
5.53%, 8/14/23(a)	1,000	998
5.55%, 8/28/23(a)	1,500	1,493
Brookfield Corp. Treasury Ltd., 5.53%, 8/17/23(a)	500	499

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Ultra Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Hannover Funding Co. LLC
5.47%, 8/1/23(a)	$2,000	$2,000
5.50%, 8/10/23(a)	1,000	998
Old Line Funding LLC, 5.33%, 8/2/23(a)	1,000	1,000
		6,988
Consumer Discretionary (0.9%):
Autonation, Inc.
5.70%, 8/1/23(a)	1,000	1,000
5.77%, 8/17/23(a)	1,000	997
5.78%, 8/24/23(a)	1,000	996
		2,993
Industrials (2.5%):
Aviation Capital Group LLC, 5.61%, 8/14/23(a)	500	499
Aviation Captial Group, 5.60%, 8/7/23(a)	1,000	999
Global Payments, Inc., 5.96%, 8/1/23	3,000	3,000
Leidos, Inc., 5.84%, 8/28/23(a)	1,000	995
Quanta Services, Inc.
5.73%, 8/1/23(a)	500	500
5.74%, 8/2/23(a)	1,000	1,000
5.75%, 8/3/23(a)	1,000	999
		7,992
Consumer Staples (0.3%):
Bacardi USA, Inc., 5.47%, 8/16/23(a)	1,000	997

Materials (0.9%):
FMC Corp.
6.11%, 8/1/23(a)	1,000	1,000
6.14%, 8/17/23(a)	1,000	997
6.16%, 8/25/23(a)	1,000	996
		2,993
Utilities (1.3%):
Arizona Public Service, 5.51%, 8/1/23(a)	2,500	2,500
The AES Corp.
6.14%, 8/4/23(a)	500	500
6.21%, 8/9/23(a)	1,000	998
		3,998
Communication Services (0.3%):
Crown Castle International Corp., 5.20%, 8/22/23(a)	1,000	997

Real Estate (0.5%):
Crown Castle International Corp., 5.76%, 8/8/23(a)	1,500	1,498
Total Commercial Paper (Cost $43,836)		43,831

Collateral for Securities Loaned (1.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(k)	1,004,409	1,004
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22%(k)	1,004,409	1,005
Invesco Government & Agency Portfolio, Institutional Shares, 5.22%(k)	1,004,409	1,005
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.24%(k)	1,004,409	1,004
Total Collateral for Securities Loaned (Cost $4,018)		4,018
Total Investments (Cost $334,707) — 102.1%		329,490
Liabilities in excess of other assets — (2.1)%		(6,880)
NET ASSETS - 100.00%		$322,610

At July 31, 2023, the Fund's investments in foreign securities were 20.1% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2023, the fair value of these securities was $198,524 thousands and amounted to 61.5% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of July 31, 2023.
(c)	Rounds to less than $1 thousand.
(d)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at July 31, 2023.
(e)	Security is interest only.
(f)	Zero-coupon bond.
(g)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(h)	All or a portion of this security is on loan.
(i)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(j)	Rate represents the effective yield at July 31, 2023.
(k)	Rate disclosed is the daily yield on July 31, 2023.

bps—Basis points
H15T1Y—1 Year Treasury Constant Maturity Rate
IDA—Industrial Development Authority
LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of July 31, 2023, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of July 31, 2023, based on the last reset date of the security
LLC—Limited Liability Company
LOC—Letter of Credit
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
SOFR01M—1 Month SOFR, rate disclosed as of July 31, 2023.
SOFR03M—3 Month SOFR, rate disclosed as of July 31, 2023.
TSFR—Term SOFR
TSFR1M—1 month Term SOFR, rate disclosed as of July 31, 2023.
TSFR3M—3 month Term SOFR, rate disclosed as of July 31, 2023.
US0001M—1 Month US Dollar LIBOR, rate disclosed as of July 31, 2023, based on the last reset date of the security
US0003M—3 Month US Dollar LIBOR, rate disclosed as of July 31, 2023, based on the last reset date of the security

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

Victory Portfolios III	Schedule of Portfolio Investments
Victory Target Retirement Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (19.8%)
VictoryShares Corporate Bond ETF	1,899,203	$39,250
VictoryShares Emerging Markets Value Momentum ETF	256,416	11,444
VictoryShares Free Cash Flow ETF	136,657	3,693
VictoryShares International Value Momentum ETF	376,554	16,915
VictoryShares International Volatility Wtd ETF(a)	154,761	6,390
VictoryShares NASDAQ Next 50 ETF(a)	149,092	3,994
VictoryShares Short-Term Bond ETF	443,598	21,785
VictoryShares US Multi-Factor Minimum Volatility ETF	107,387	4,432
VictoryShares US Small Mid Cap Value Momentum ETF	86,772	6,058
VictoryShares US Value Momentum ETF	127,876	8,393
VictoryShares WestEnd U.S. Sector ETF	334,123	10,622
Total Affiliated Exchange-Traded Funds (Cost $130,445)		132,976

Affiliated Mutual Funds (79.8%)
Victory 500 Index Fund Reward Shares	305,985	17,998
Victory Core Plus Intermediate Bond Fund Institutional Shares	4,924,452	44,665
Victory Global Managed Volatility Fund Institutional Shares	4,243,741	41,589
Victory Government Securities Fund Institutional Shares	16,347,251	143,365
Victory Growth Fund Institutional Shares	271,025	8,700
Victory High Income Fund Institutional Shares	5,606,727	37,789
Victory Income Stock Fund Institutional Shares	236,739	4,344
Victory Integrity Mid-Cap Value Fund Class R6	275,478	6,592
Victory Market Neutral Income Fund Institutional Shares	3,958,308	33,487
Victory Nasdaq-100 Index Fund Class R6	64,053	2,588
Victory Precious Metals and Minerals Fund Institutional Shares	140,247	2,511
Victory RS International Fund Class R6	1,907,663	21,557
Victory Short-Term Bond Fund Institutional Shares	11,845,127	103,763
Victory Small Cap Stock Fund Institutional Shares	712,259	9,466
Victory Sophus Emerging Markets Fund Class R6	243,826	4,840
Victory Target Managed Allocation Fund	3,846,587	35,696
Victory Trivalent International Core Equity Fund Class R6	2,076,740	16,116
Total Affiliated Mutual Funds (Cost $537,464)		535,066

Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(b)	125,075	125
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22%(b)	125,075	125
Invesco Government & Agency Portfolio, Institutional Shares, 5.22%(b)	125,075	125
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.24%(b)	125,075	125
Total Collateral for Securities Loaned (Cost $500)		500
Total Investments (Cost $668,409) — 99.7%		668,542
Other assets in excess of liabilities — 0.3%		1,715
NET ASSETS - 100.00%		$670,257

At July 31, 2023, the foreign securities held by the underlying Funds were 22.7% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Rate disclosed is the daily yield on July 31, 2023.

ETF—Exchange-Traded Fund

Affiliated Holdings

	Fair Value 4/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Losses)	Capital Gain Distributions	Net Change in Unrealized Appreciation/Depreciation	Fair Value 7/31/2023	Dividend Income
Target Income Fund
Victory 500 Index Fund Reward Shares	$18,405	$69	$(2,284)	$(262)	$—	$2,070	$17,998	$68
Victory Core Plus Intermediate Bond Fund Institutional Shares	45,274	321	—	—	—	(930)	44,665	468
Victory Global Managed Volatility Fund Institutional Shares	40,308	—	(994)	(198)	—	2,473	41,589	—
Victory Government Securities Fund Institutional Shares	147,521	786	(1,992)	(220)	—	(2,730)	143,365	1,150
Victory Growth Fund Institutional Shares	7,450	—	—	—	—	1,250	8,700	—
Victory High Income Fund Institutional Shares	36,910	651	—	—	—	228	37,789	651
Victory Income Stock Fund Institutional Shares	4,094	27	—	—	—	223	4,344	28
Victory Integrity Mid-Cap Value Fund Class R6	6,981	—	(936)	(29)	—	576	6,592	—
Victory Market Neutral Income Fund Institutional Shares	33,115	607	—	—	—	(235)	33,487	607
Victory Nasdaq-100 Index Fund Class R6	2,173	—	—	—	—	415	2,588	—
Victory Precious Metals and Minerals Fund Institutional Shares	2,711	—	—	—	—	(200)	2,511	—
Victory RS International Fund Class R6	20,908	—	—	—	—	649	21,557	—
Victory Short-Term Bond Fund Institutional Shares	103,243	635	—	—	—	(115)	103,763	953
Victory Small Cap Stock Fund Institutional Shares	8,426	—	—	—	—	1,040	9,466	—
Victory Sophus Emerging Markets Fund Class R6	4,423	—	—	—	—	417	4,840	—
Victory Target Managed Allocation Fund	34,042	—	—	—	—	1,654	35,696	—
Victory Trivalent International Core Equity Fund Class R6	15,098	—	—	—	—	1,018	16,116	—
VictoryShares Corporate Bond ETF	39,799	—	—	—	—	(549)	39,250	342
VictoryShares Emerging Markets Value Momentum ETF	10,870	—	—	—	—	574	11,444	222
VictoryShares Free Cash Flow ETF	—	3,409	—	—	—	284	3,693	—
VictoryShares International Value Momentum ETF	16,576	—	—	—	—	339	16,915	225
VictoryShares International Volatility Wtd ETF	6,311	—	—	—	—	79	6,390	67
VictoryShares NASDAQ Next 50 ETF	3,714	—	—	—	—	280	3,994	7
VictoryShares Short-Term Bond ETF	21,847	—	—	—	—	(62)	21,785	232
VictoryShares US Multi-Factor Minimum Volatility ETF	5,603	—	(1,407)	325	—	(89)	4,432	23

	Fair Value 4/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Losses)	Capital Gain Distributions	Net Change in Unrealized Appreciation/Depreciation	Fair Value 7/31/2023	Dividend Income
VictoryShares US Small Mid Cap Value Momentum ETF	$5,492	$—	$—	$—	$—	$566	$6,058	$22
VictoryShares US Value Momentum ETF	12,047	—	(3,886)	737	—	(505)	8,393	44
VictoryShares WestEnd U.S. Sector ETF	9,736	—	—	—	—	886	10,622	26
	$663,077	$6,505	$(11,499)	$353	$—	$9,606	$668,042	$5,135

Victory Portfolios III	Schedule of Portfolio Investments
Victory Target Retirement 2030 Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (24.5%)
VictoryShares Corporate Bond ETF	1,767,524	$36,529
VictoryShares Emerging Markets Value Momentum ETF	609,025	27,181
VictoryShares Free Cash Flow ETF(a)	433,670	11,718
VictoryShares International Value Momentum ETF	1,047,996	47,076
VictoryShares International Volatility Wtd ETF	443,850	18,326
VictoryShares NASDAQ Next 50 ETF	621,115	16,640
VictoryShares Short-Term Bond ETF(a)	834,703	40,992
VictoryShares US Multi-Factor Minimum Volatility ETF	264,132	10,901
VictoryShares US Small Mid Cap Value Momentum ETF	309,422	21,604
VictoryShares US Value Momentum ETF	407,822	26,768
VictoryShares WestEnd U.S. Sector ETF(a)	1,154,053	36,687
Total Affiliated Exchange-Traded Funds (Cost $275,188)		294,422

Affiliated Mutual Funds (75.2%)
Victory 500 Index Fund Reward Shares	1,106,174	65,065
Victory Core Plus Intermediate Bond Fund Institutional Shares	6,648,489	60,302
Victory Global Managed Volatility Fund Institutional Shares	12,564,051	123,128
Victory Government Securities Fund Institutional Shares	20,928,828	183,546
Victory Growth Fund Institutional Shares	767,273	24,629
Victory High Income Fund Institutional Shares	6,981,463	47,055
Victory Income Stock Fund Institutional Shares	852,110	15,636
Victory Integrity Mid-Cap Value Fund Class R6	1,045,892	25,028
Victory Market Neutral Income Fund Institutional Shares	2,719,851	23,010
Victory Nasdaq-100 Index Fund Class R6	524,971	21,209
Victory Precious Metals and Minerals Fund Institutional Shares	255,335	4,571
Victory RS International Fund Class R6	4,971,320	56,176
Victory Short-Term Bond Fund Institutional Shares	7,317,202	64,099
Victory Small Cap Stock Fund Institutional Shares	1,925,695	25,593
Victory Sophus Emerging Markets Fund Class R6	515,437	10,231
Victory Target Managed Allocation Fund	11,982,361	111,196
Victory Trivalent International Core Equity Fund Class R6	5,341,624	41,451
Total Affiliated Mutual Funds (Cost $883,119)		901,925

Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(c)	21,325	21
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22%(c)	21,325	22
Invesco Government & Agency Portfolio, Institutional Shares, 5.22%(c)	21,325	21
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.24%(c)	21,325	21
Total Collateral for Securities Loaned (Cost $85)		85
Total Investments (Cost $1,158,392) — 99.7%		1,196,432
Other assets in excess of liabilities — 0.3%		3,891
NET ASSETS - 100.00%		$1,200,323

At July 31, 2023, the foreign securities held by the underlying Funds were 28.9% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Amount represents less than 0.05% of net assets.
(c)	Rate disclosed is the daily yield on July 31, 2023.

ETF—Exchange-Traded Fund

Affiliated Holdings

	Fair Value 4/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Losses)	Capital Gain Distributions	Net Change in Unrealized Appreciation/Depreciation	Fair Value 7/31/2023	Dividend Income
Target 2030 Fund
Victory 500 Index Fund Reward Shares	$65,470	$231	$(6,971)	$(924)	$—	$7,259	$65,065	$231
Victory Core Plus Intermediate Bond Fund Institutional Shares	61,125	434	—	—	—	(1,257)	60,302	632
Victory Global Managed Volatility Fund Institutional Shares	117,296	—	(1,009)	(114)	—	6,955	123,128	—
Victory Government Securities Fund Institutional Shares	186,297	1,002	—	—	—	(3,753)	183,546	1,468
Victory Growth Fund Institutional Shares	24,138	—	(3,532)	2,210	—	1,813	24,629	—
Victory High Income Fund Institutional Shares	45,960	811	—	—	—	284	47,055	811
Victory Income Stock Fund Institutional Shares	14,735	100	—	—	—	801	15,636	100
Victory Integrity Mid-Cap Value Fund Class R6	26,735	—	(3,773)	492	—	1,574	25,028	—
Victory Market Neutral Income Fund Institutional Shares	22,754	417	—	—	—	(161)	23,010	417
Victory Nasdaq-100 Index Fund Class R6	17,807	—	—	—	—	3,402	21,209	—
Victory Precious Metals and Minerals Fund Institutional Shares	4,936	—	—	—	—	(365)	4,571	—
Victory RS International Fund Class R6	54,486	—	—	—	—	1,690	56,176	—
Victory Short-Term Bond Fund Institutional Shares	63,777	393	—	—	—	(71)	64,099	589
Victory Small Cap Stock Fund Institutional Shares	22,781	—	—	—	—	2,812	25,593	—
Victory Sophus Emerging Markets Fund Class R6	9,350	—	—	—	—	881	10,231	—
Victory Target Managed Allocation Fund	106,044	—	—	—	—	5,152	111,196	—
Victory Trivalent International Core Equity Fund Class R6	39,732	—	(894)	(1)	—	2,614	41,451	—
VictoryShares Corporate Bond ETF	37,040	—	—	—	—	(511)	36,529	319
VictoryShares Emerging Markets Value Momentum ETF	25,817	—	—	—	—	1,364	27,181	528
VictoryShares Free Cash Flow ETF	—	10,907	—	—	—	811	11,718	1
VictoryShares International Value Momentum ETF	46,133	—	—	—	—	943	47,076	626
VictoryShares International Volatility Wtd ETF	18,100	—	—	—	—	226	18,326	191
VictoryShares NASDAQ Next 50 ETF	17,344	—	(1,999)	(410)	—	1,705	16,640	34
VictoryShares Short-Term Bond ETF	41,109	—	—	—	—	(117)	40,992	436
VictoryShares US Multi-Factor Minimum Volatility ETF	10,447	$—	$—	$—	$—	$454	$10,901	$43
VictoryShares US Small Mid Cap Value Momentum ETF	19,583	—	—	—	—	2,021	21,604	77
VictoryShares US Value Momentum ETF	39,411	—	(13,499)	2,472	—	(1,616)	26,768	155
VictoryShares WestEnd U.S. Sector ETF	33,629	—	—	—	—	3,058	36,687	89
	$1,172,036	$14,295	$(31,677)	$3,725	$—	$37,968	$1,196,347	$6,747

Victory Portfolios III	Schedule of Portfolio Investments
Victory Target Retirement 2040 Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (26.8%)
VictoryShares Corporate Bond ETF	873,088	$18,044
VictoryShares Emerging Markets Value Momentum ETF	1,056,858	47,168
VictoryShares Free Cash Flow ETF(a)	729,836	19,721
VictoryShares International Value Momentum ETF	1,539,802	69,168
VictoryShares International Volatility Wtd ETF	654,183	27,011
VictoryShares NASDAQ Next 50 ETF	1,051,301	28,164
VictoryShares Short-Term Bond ETF	493,169	24,220
VictoryShares US Multi-Factor Minimum Volatility ETF	428,496	17,684
VictoryShares US Small Mid Cap Value Momentum ETF(a)	482,704	33,702
VictoryShares US Value Momentum ETF	710,763	46,652
VictoryShares WestEnd U.S. Sector ETF	1,928,537	61,308
Total Affiliated Exchange-Traded Funds (Cost $355,850)		392,842

Affiliated Mutual Funds (72.9%)
Victory 500 Index Fund Reward Shares	1,865,264	109,715
Victory Core Plus Intermediate Bond Fund Institutional Shares	4,086,857	37,068
Victory Global Managed Volatility Fund Institutional Shares	20,230,373	198,258
Victory Government Securities Fund Institutional Shares	11,086,577	97,229
Victory Growth Fund Institutional Shares	1,288,352	41,356
Victory High Income Fund Institutional Shares	7,355,872	49,579
Victory Income Stock Fund Institutional Shares	1,385,800	25,429
Victory Integrity Mid-Cap Value Fund Class R6	1,742,894	41,707
Victory Market Neutral Income Fund Institutional Shares	1,919,952	16,243
Victory Nasdaq-100 Index Fund Class R6	916,274	37,017
Victory Precious Metals and Minerals Fund Institutional Shares	283,976	5,083
Victory RS International Fund Class R6	8,169,338	92,314
Victory Short-Term Bond Fund Institutional Shares	2,861,981	25,071
Victory Small Cap Stock Fund Institutional Shares	2,835,593	37,685
Victory Sophus Emerging Markets Fund Class R6	784,570	15,574
Victory Target Managed Allocation Fund	18,322,621	170,034
Victory Trivalent International Core Equity Fund Class R6	9,014,056	69,949
Total Affiliated Mutual Funds (Cost $1,011,024)		1,069,311

Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(c)	89,725	90
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22%(c)	89,725	89
Invesco Government & Agency Portfolio, Institutional Shares, 5.22%(c)	89,725	90
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.24%(c)	89,725	90
Total Collateral for Securities Loaned (Cost $359)		359
Total Investments (Cost $1,367,233) — 99.7%		1,462,512
Other assets in excess of liabilities — 0.3%		4,967
NET ASSETS - 100.00%		$1,467,479

At July 31, 2023, the foreign securities held by the underlying Funds were 36.5% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Amount represents less than 0.05% of net assets.
(c)	Rate disclosed is the daily yield on July 31, 2023.

ETF—Exchange-Traded Fund

Affiliated Holdings

	Fair Value 4/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Losses)	Capital Gain Distributions	Net Change in Unrealized Appreciation/Depreciation	Fair Value 7/31/2023	Dividend Income
Target 2040 Fund
Victory 500 Index Fund Reward Shares	$105,996	$381	$(7,516)	$(726)	$—	$11,580	$109,715	$381
Victory Core Plus Intermediate Bond Fund Institutional Shares	37,574	267	—	—	—	(773)	37,068	389
Victory Global Managed Volatility Fund Institutional Shares	187,333	—	—	—	—	10,925	198,258	—
Victory Government Securities Fund Institutional Shares	98,687	530	—	—	—	(1,988)	97,229	778
Victory Growth Fund Institutional Shares	39,812	—	(4,959)	3,211	—	3,292	41,356	—
Victory High Income Fund Institutional Shares	48,425	855	—	—	—	299	49,579	855
Victory Income Stock Fund Institutional Shares	23,964	162	—	—	—	1,303	25,429	163
Victory Integrity Mid-Cap Value Fund Class R6	42,781	—	(4,560)	494	—	2,992	41,707	—
Victory Market Neutral Income Fund Institutional Shares	16,062	295	—	—	—	(114)	16,243	294
Victory Nasdaq-100 Index Fund Class R6	30,167	1,000	—	—	—	5,850	37,017	—
Victory Precious Metals and Minerals Fund Institutional Shares	5,489	—	—	—	—	(406)	5,083	—
Victory RS International Fund Class R6	89,536	—	—	—	—	2,778	92,314	—
Victory Short-Term Bond Fund Institutional Shares	24,945	154	—	—	—	(28)	25,071	230
Victory Small Cap Stock Fund Institutional Shares	32,643	1,000	—	—	—	4,042	37,685	—
Victory Sophus Emerging Markets Fund Class R6	13,290	1,001	—	—	—	1,283	15,574	—
Victory Target Managed Allocation Fund	162,155	—	—	—	—	7,879	170,034	—
Victory Trivalent International Core Equity Fund Class R6	65,532	—	—	—	—	4,417	69,949	—
VictoryShares Corporate Bond ETF	18,296	—	—	—	—	(252)	18,044	157
VictoryShares Emerging Markets Value Momentum ETF	42,819	2,006	—	—	—	2,343	47,168	875
VictoryShares Free Cash Flow ETF	—	18,402	—	—	—	1,319	19,721	2
VictoryShares International Value Momentum ETF	69,736	—	(1,999)	(303)	—	1,734	69,168	947
VictoryShares International Volatility Wtd ETF	26,678	—	—	—	—	333	27,011	281
VictoryShares NASDAQ Next 50 ETF	28,996	—	(2,998)	(588)	—	2,754	28,164	57
VictoryShares Short-Term Bond ETF	24,289	—	—	—	—	(69)	24,220	258
VictoryShares US Multi-Factor Minimum Volatility ETF	16,948	$—	$—	$—	$—	$736	$17,684	$69
VictoryShares US Small Mid Cap Value Momentum ETF	28,711	1,998	—	—	—	2,993	33,702	113
VictoryShares US Value Momentum ETF	62,734	—	(17,608)	3,151	—	(1,625)	46,652	251
VictoryShares WestEnd U.S. Sector ETF	56,197	—	—	—	—	5,111	61,308	149
	$1,399,795	$28,051	$(39,640)	$5,239	$—	$68,708	$1,462,153	$6,249

Victory Portfolios III	Schedule of Portfolio Investments
Victory Target Retirement 2050 Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (28.3%)
VictoryShares Corporate Bond ETF	513,750	$10,618
VictoryShares Emerging Markets Value Momentum ETF	746,226	33,304
VictoryShares Free Cash Flow ETF	528,080	14,269
VictoryShares International Value Momentum ETF	1,035,667	46,522
VictoryShares International Volatility Wtd ETF	442,741	18,281
VictoryShares NASDAQ Next 50 ETF	793,323	21,253
VictoryShares US Multi-Factor Minimum Volatility ETF	310,087	12,797
VictoryShares US Small Mid Cap Value Momentum ETF	310,804	21,700
VictoryShares US Value Momentum ETF	507,677	33,323
VictoryShares WestEnd U.S. Sector ETF	1,380,725	43,893
Total Affiliated Exchange-Traded Funds (Cost $229,318)		255,960

Affiliated Mutual Funds (71.3%)
Victory 500 Index Fund Reward Shares	1,326,169	78,005
Victory Core Plus Intermediate Bond Fund Institutional Shares	2,303,308	20,891
Victory Global Managed Volatility Fund Institutional Shares	13,797,766	135,218
Victory Government Securities Fund Institutional Shares	2,770,773	24,300
Victory Growth Fund Institutional Shares	940,640	30,194
Victory High Income Fund Institutional Shares	1,499,583	10,107
Victory Income Stock Fund Institutional Shares	965,786	17,722
Victory Integrity Mid-Cap Value Fund Class R6	1,162,057	27,808
Victory Market Neutral Income Fund Institutional Shares	789,698	6,681
Victory Nasdaq-100 Index Fund Class R6	653,380	26,397
Victory Precious Metals and Minerals Fund Institutional Shares	159,541	2,856
Victory RS International Fund Class R6	5,477,318	61,894
Victory Short-Term Bond Fund Institutional Shares	95,366	835
Victory Small Cap Stock Fund Institutional Shares	1,995,827	26,525
Victory Sophus Emerging Markets Fund Class R6	611,293	12,134
Victory Target Managed Allocation Fund	12,462,948	115,656
Victory Trivalent International Core Equity Fund Class R6	5,990,852	46,489
Total Affiliated Mutual Funds (Cost $600,061)		643,712
Total Investments (Cost $829,379) — 99.6%		899,672
Other assets in excess of liabilities — 0.4%		3,870
NET ASSETS - 100.00%		$903,542

At July 31, 2023, the foreign securities held by the underlying Funds were 39.9% of net assets.

ETF—Exchange-Traded Fund

Affiliated Holdings

	Fair Value 4/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Losses)	Capital Gain Distributions	Net Change in Unrealized Appreciation/Depreciation	Fair Value 7/31/2023	Dividend Income
Target 2050 Fund
Victory 500 Index Fund Reward Shares	$74,128	$270	$(4,003)	$(478)	$—	$8,088	$78,005	$270
Victory Core Plus Intermediate Bond Fund Institutional Shares	21,176	150	—	—	—	(435)	20,891	219
Victory Global Managed Volatility Fund Institutional Shares	127,767	$—	$—	$—	$—	$7,451	$135,218	$—
Victory Government Securities Fund Institutional Shares	24,664	133	—	—	—	(497)	24,300	194
Victory Growth Fund Institutional Shares	25,858	—	—	—	—	4,336	30,194	—
Victory High Income Fund Institutional Shares	9,872	174	—	—	—	61	10,107	174
Victory Income Stock Fund Institutional Shares	16,701	113	—	—	—	908	17,722	114
Victory Integrity Mid-Cap Value Fund Class R6	29,000	—	(3,546)	415	—	1,939	27,808	—
Victory Market Neutral Income Fund Institutional Shares	6,607	121	—	—	—	(47)	6,681	121
Victory Nasdaq-100 Index Fund Class R6	22,163	—	—	—	—	4,234	26,397	—
Victory Precious Metals and Minerals Fund Institutional Shares	3,084	—	—	—	—	(228)	2,856	—
Victory RS International Fund Class R6	60,031	—	—	—	—	1,863	61,894	—
Victory Short-Term Bond Fund Institutional Shares	831	5	—	—	—	(1)	835	8
Victory Small Cap Stock Fund Institutional Shares	23,611	—	—	—	—	2,914	26,525	—
Victory Sophus Emerging Markets Fund Class R6	11,089	—	—	—	—	1,045	12,134	—
Victory Target Managed Allocation Fund	110,297	—	—	—	—	5,359	115,656	—
Victory Trivalent International Core Equity Fund Class R6	43,553	—	—	—	—	2,936	46,489	—
VictoryShares Corporate Bond ETF	10,766	—	—	—	—	(148)	10,618	93
VictoryShares Emerging Markets Value Momentum ETF	31,632	—	—	—	—	1,672	33,304	647
VictoryShares Free Cash Flow ETF	—	13,328	—	—	—	941	14,269	1
VictoryShares International Value Momentum ETF	47,544	—	(1,998)	(350)	—	1,326	46,522	646
VictoryShares International Volatility Wtd ETF	18,055	—	—	—	—	226	18,281	190
VictoryShares NASDAQ Next 50 ETF	19,762	—	—	—	—	1,491	21,253	39
VictoryShares US Multi-Factor Minimum Volatility ETF	12,265	—	—	—	—	532	12,797	50
VictoryShares US Small Mid Cap Value Momentum ETF	19,671	—	—	—	—	2,029	21,700	77
VictoryShares US Value Momentum ETF	42,510	—	(10,287)	1,841	—	(741)	33,323	170
VictoryShares WestEnd U.S. Sector ETF	40,234	—	—	—	—	3,659	43,893	107
	$852,871	$14,294	$(19,834)	$1,428	$—	$50,913	$899,672	$3,120

Victory Portfolios III	Schedule of Portfolio Investments
Victory Target Retirement 2060 Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (28.8%)
VictoryShares Corporate Bond ETF	67,206	$1,389
VictoryShares Emerging Markets Value Momentum ETF	108,347	4,835
VictoryShares Free Cash Flow ETF	79,736	2,155
VictoryShares International Value Momentum ETF	160,001	7,187
VictoryShares International Volatility Wtd ETF	75,768	3,128
VictoryShares NASDAQ Next 50 ETF	112,009	3,001
VictoryShares US Multi-Factor Minimum Volatility ETF	43,625	1,800
VictoryShares US Small Mid Cap Value Momentum ETF	42,403	2,961
VictoryShares US Value Momentum ETF	70,597	4,634
VictoryShares WestEnd U.S. Sector ETF(a)	207,979	6,612
Total Affiliated Exchange-Traded Funds (Cost $33,692)		37,702

Affiliated Mutual Funds (70.6%)
Victory 500 Index Fund Reward Shares	181,105	10,653
Victory Core Plus Intermediate Bond Fund Institutional Shares	348,638	3,162
Victory Global Managed Volatility Fund Institutional Shares	2,010,126	19,699
Victory Government Securities Fund Institutional Shares	512,573	4,495
Victory Growth Fund Institutional Shares	129,518	4,158
Victory Income Stock Fund Institutional Shares	162,416	2,980
Victory Integrity Mid-Cap Value Fund Class R6	166,607	3,987
Victory Nasdaq-100 Index Fund Class R6	103,932	4,199
Victory Precious Metals and Minerals Fund Institutional Shares	19,828	355
Victory RS International Fund Class R6	755,087	8,533
Victory Short-Term Bond Fund Institutional Shares	120	1
Victory Small Cap Stock Fund Institutional Shares	329,790	4,383
Victory Sophus Emerging Markets Fund Class R6	88,932	1,765
Victory Target Managed Allocation Fund	1,849,926	17,167
Victory Trivalent International Core Equity Fund Class R6	873,243	6,776
Total Affiliated Mutual Funds (Cost $88,783)		92,313

Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(c)	813	1
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22%(c)	813	–	(d)
Invesco Government & Agency Portfolio, Institutional Shares, 5.22%(c)	813	1
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.24%(c)	813	1
Total Collateral for Securities Loaned (Cost $3)		3
Total Investments (Cost $122,478) — 99.4%		130,018
Other assets in excess of liabilities — 0.6%		821
NET ASSETS - 100.00%		$130,839

At July 31, 2023, the foreign securities held by the underlying Funds were 39.7% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Amount represents less than 0.05% of net assets.
(c)	Rate disclosed is the daily yield on July 31, 2023.
(d)	Rounds to less than $1 thousand.

ETF—Exchange-Traded Fund

Affiliated Holdings

	Fair Value 4/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Losses)	Capital Gain Distributions	Net Change in Unrealized Appreciation/Depreciation	Fair Value 7/31/2023	Dividend Income
Target 2060 Fund
Victory 500 Index Fund Reward Shares	$10,845	$38	$(1,306)	$(157)	$—	$1,233	$10,653	$38
Victory Core Plus Intermediate Bond Fund Institutional Shares	3,204	24	—	—	—	(66)	3,162	33
Victory Global Managed Volatility Fund Institutional Shares	19,090	—	(505)	(84)	—	1,198	19,699	—
Victory Government Securities Fund Institutional Shares	4,563	24	—	—	—	(92)	4,495	36
Victory Growth Fund Institutional Shares	4,011	—	(501)	83	—	565	4,158	—
Victory Income Stock Fund Institutional Shares	2,809	18	—	—	—	153	2,980	19
Victory Integrity Mid-Cap Value Fund Class R6	4,224	—	(583)	35	—	311	3,987	—
Victory Nasdaq-100 Index Fund Class R6	3,525	—	—	—	—	674	4,199	—
Victory Precious Metals and Minerals Fund Institutional Shares	383	—	—	—	—	(28)	355	—
Victory RS International Fund Class R6	9,030	—	(749)	(8)	—	260	8,533	—
Victory Short-Term Bond Fund Institutional Shares	1	—	—	—	—	—	1	—
Victory Small Cap Stock Fund Institutional Shares	3,902	—	—	—	—	481	4,383	—
Victory Sophus Emerging Markets Fund Class R6	1,613	—	—	—	—	152	1,765	—
Victory Target Managed Allocation Fund	16,372	—	—	—	—	795	17,167	—
Victory Trivalent International Core Equity Fund Class R6	6,349	—	—	—	—	427	6,776	—
VictoryShares Corporate Bond ETF	1,408	—	—	—	—	(19)	1,389	12
VictoryShares Emerging Markets Value Momentum ETF	4,593	—	—	—	—	242	4,835	94
VictoryShares Free Cash Flow ETF	—	2,002	—	—	—	153	2,155	—
VictoryShares International Value Momentum ETF	7,043	—	—	—	—	144	7,187	96
VictoryShares International Volatility Wtd ETF	3,090	—	—	—	—	38	3,128	33
VictoryShares NASDAQ Next 50 ETF	2,790	—	—	—	—	211	3,001	5
VictoryShares US Multi-Factor Minimum Volatility ETF	1,726	—	—	—	—	74	1,800	7
VictoryShares US Small Mid Cap Value Momentum ETF	2,684	—	—	—	—	277	2,961	11
VictoryShares US Value Momentum ETF	6,111	—	(1,616)	283	—	(144)	4,634	24
VictoryShares WestEnd U.S. Sector ETF	6,060	$—	$—	$—	$—	$552	$6,612	$16
	$125,426	$2,106	$(5,260)	$152	$—	$7,591	$130,015	$424

Victory Portfolios III	Schedule of Portfolio Investments
Victory Capital Growth Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (99.3%)
Australia (2.3%):
Consumer Discretionary (0.3%):
Aristocrat Leisure Ltd.	90,169	$2,387

Energy (0.2%):
Santos Ltd.	120,180	646
Woodside Energy Group Ltd.	24,830	640
		1,286
Financials (0.5%):
Macquarie Group Ltd.	23,416	2,761
National Australia Bank Ltd.	62,890	1,204
QBE Insurance Group Ltd.	48,857	518
		4,483
Health Care (0.3%):
Cochlear Ltd.	3,055	491
CSL Ltd.	12,872	2,318
		2,809
Industrials (0.1%):
Brambles Ltd.	52,992	501
Qantas Airways Ltd.(a)	118,251	520
		1,021
Materials (0.6%):
BHP Group Ltd.	109,653	3,412
Northern Star Resources Ltd.	52,620	411
Rio Tinto Ltd.	10,402	823
		4,646
Real Estate (0.3%):
Charter Hall Group	49,733	383
Goodman Group	33,669	466
Scentre Group	977,393	1,849
		2,698
		19,330
Austria (0.1%):
Industrials (0.1%):
ANDRITZ AG	11,492	607

Belgium (0.2%):
Information Technology (0.2%):
Melexis NV	17,726	1,911

Brazil (0.4%):
Consumer Discretionary (0.1%):
Cury Construtora e Incorporadora SA	108,000	406
Vibra Energia SA	61,400	222
		628
Consumer Staples (0.1%):
Sao Martinho SA	49,100	348

Financials (0.0%):(b)
Banco ABC Brasil SA Preference Shares	77,000	305

Industrials (0.1%):
Santos Brasil Participacoes SA	185,000	376
SIMPAR SA	137,616	285
		661
Information Technology (0.0%):(b)
TOTVS SA	39,400	246

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Capital Growth Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (0.0%):(b)
Metalurgica Gerdau SA	96,800	$281

Real Estate (0.0%):(b)
Multiplan Empreendimentos Imobiliarios SA	61,400	343

Utilities (0.1%):
Neoenergia SA	106,600	441
		3,253
Canada (2.2%):
Consumer Staples (0.4%):
Alimentation Couche-Tard, Inc.	59,430	3,009

Energy (0.1%):
Parex Resources, Inc.	54,449	1,206

Financials (0.8%):
Brookfield Asset Management Ltd. Class A	62,727	2,116
Manulife Financial Corp.	124,487	2,489
National Bank of Canada	14,187	1,111
The Toronto-Dominion Bank	15,292	1,009
		6,725
Industrials (0.3%):
Bombardier, Inc. Class B(a)	24,858	1,244
Canadian Pacific Kansas City Ltd.	14,037	1,155
		2,399
Information Technology (0.4%):
Constellation Software, Inc.	1,780	3,761

Materials (0.2%):
Aginco Eagle Mines Ltd.	33,620	1,763
		18,863
Chile (0.1%):
Materials (0.0%):(b)
CAP SA	40,764	311

Real Estate (0.1%):
Parque Arauco SA	266,729	428

Utilities (0.0%):(b)
Enel Chile SA	4,177,454	288
		1,027
China (0.4%):
Communication Services (0.2%):
Tencent Holdings Ltd.	32,800	1,508

Consumer Discretionary (0.0%):(b)
Hisense Home Appliances Group Co. Ltd. Class A	65,200	211

Consumer Staples (0.0%):(b)
Chenguang Biotech Group Co. Ltd. Class A	90,500	218

Health Care (0.1%):
Kangji Medical Holdings Ltd.	202,500	226
Tong Ren Tang Technologies Co. Ltd. Class H	258,000	233
		459
Industrials (0.1%):
Anhui Expressway Co. Ltd. Class H	258,000	260
China Communications Services Corp. Ltd. Class H	672,000	319
		579
Information Technology (0.0%):(b)
AsiaInfo Technologies Ltd.(c)	236,000	333

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Capital Growth Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (0.0%):(b)
Fufeng Group Ltd.	660,000	$359
		3,667
Cyprus (0.0%):(b)
Materials (0.0%):(b)
Tharisa PLC	190,445	188

Denmark (1.3%):
Consumer Discretionary (0.3%):
Pandora A/S	25,745	2,576

Health Care (1.0%):
Novo Nordisk A/S Class B	50,345	8,119
		10,695
Finland (0.2%):
Industrials (0.1%):
Metso Oyj	50,824	577

Information Technology (0.0%):(b)
Nokia Oyj	109,282	430

Utilities (0.1%):
Fortum Oyj	33,462	453
		1,460
France (3.5%):
Communication Services (0.1%):
Publicis Groupe SA	10,813	872

Consumer Discretionary (1.4%):
La Francaise des Jeux SAEM(c)	55,973	2,137
LVMH Moet Hennessy Louis Vuitton SE	10,198	9,470
		11,607
Consumer Staples (0.3%):
L'Oreal SA	4,358	2,027
Pernod Ricard SA	2,191	483
		2,510
Energy (0.1%):
Gaztransport Et Technigaz SA	8,190	999

Financials (0.3%):
AXA SA	29,347	902
BNP Paribas SA	12,930	853
Edenred	7,962	517
		2,272
Health Care (0.0%):(b)
EssilorLuxottica SA	2,407	484

Industrials (0.5%):
Cie de Saint-Gobain	13,307	900
Eiffage SA	5,274	548
Rexel SA	22,483	542
Safran SA	14,480	2,404
		4,394
Information Technology (0.3%):
Capgemini SE	13,276	2,406

Materials (0.4%):
Arkema SA	32,154	3,467

Real Estate (0.0%):(b)
Klepierre SA	15,772	418

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Capital Growth Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Utilities (0.1%):
Engie SA	34,736	$570
		29,999
Germany (1.8%):
Communication Services (0.2%):
Deutsche Telekom AG	63,332	1,381

Consumer Discretionary (0.3%):
Mercedes-Benz Group AG	12,136	969
Volkswagen AG Preference Shares	14,270	1,890
		2,859
Financials (0.4%):
Allianz SE Registered Shares	11,362	2,715
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Class R	1,478	557
		3,272
Health Care (0.0%):(b)
Merck KGaA	3,048	536

Industrials (0.3%):
Daimler Truck Holding AG	13,610	511
MTU Aero Engines AG	1,991	465
Siemens AG Registered Shares	7,835	1,335
		2,311
Information Technology (0.5%):
Infineon Technologies AG	24,741	1,087
SAP SE	23,023	3,140
		4,227
Utilities (0.1%):
RWE AG	21,529	926
		15,512
Greece (0.2%):
Energy (0.0%):(b)
Motor Oil Hellas Corinth Refineries SA	12,748	322

Financials (0.1%):
National Bank of Greece SA(a)	71,859	495

Industrials (0.1%):
Mytilineos SA	12,001	499
		1,316
Hong Kong (0.7%):
Consumer Discretionary (0.1%):
Man Wah Holdings Ltd.	464,000	403
Tam Jai International Co. Ltd.	1,072,000	238
		641
Financials (0.2%):
AIA Group Ltd.	108,200	1,082
BOC Hong Kong Holdings Ltd.	133,000	406
		1,488
Industrials (0.1%):
China State Construction Development Holdings Ltd.	918,000	346
CK Hutchison Holdings Ltd.	77,000	475
		821
Information Technology (0.0%):(b)
BOE Varitronix Ltd.	225,000	344

Materials (0.0%):(b)
Shougang Fushan Resources Group Ltd.	818,000	236

Real Estate (0.3%):
CK Asset Holdings Ltd.	315,000	1,824

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Capital Growth Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Sino Land Co. Ltd.	368,000	$452
		2,276
		5,806
India (1.2%):
Consumer Discretionary (0.1%):
Raymond Ltd.	18,090	417
Safari Industries India Ltd.	11,037	385
		802
Financials (0.2%):
Cholamandalam Investment and Finance Co. Ltd.	26,792	369
Home First Finance Co. India Ltd.(c)	43,321	459
Manappuram Finance Ltd.	348,790	590
Ujjivan Small Finance Bank Ltd.(c)	885,289	520
		1,938
Health Care (0.1%):
JB Chemicals & Pharmaceuticals Ltd.	10,874	331
Narayana Hrudayalaya Ltd.	30,501	375
		706
Industrials (0.3%):
Ashok Leyland Ltd.	229,038	513
Ashoka Buildcon Ltd.(a)	444,406	540
Blue Star Ltd.	37,354	356
Craftsman Automation Ltd.	9,534	540
GMM Pfaudler Ltd.	19,364	348
WNS Holdings Ltd., ADR(a)	3,666	253
		2,550
Information Technology (0.1%):
Cyient Ltd.	26,842	479
KPIT Technologies Ltd.	21,421	283
		762
Materials (0.3%):
APL Apollo Tubes Ltd.	22,748	442
Coromandel International Ltd.	34,196	428
JK Paper Ltd.	78,817	317
MOIL Ltd.	163,756	370
Supreme Industries Ltd.	12,200	527
Surya Roshni Ltd.	29,662	295
		2,379
Utilities (0.1%):
CESC Ltd.	454,674	433
PTC India Ltd.	276,193	396
		829
		9,966
Indonesia (0.1%):
Consumer Discretionary (0.0%):(b)
PT Mitra Adiperkasa Tbk	3,414,200	449

Financials (0.1%):
PT Bank CIMB Niaga Tbk	4,500,500	504

Real Estate (0.0%):(b)
PT Puradelta Lestari Tbk	24,920,300	281
		1,234
Ireland (0.8%):
Health Care (0.5%):
ICON PLC(a)	2,772	697
Medtronic PLC	34,617	3,038
		3,735

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Capital Growth Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (0.3%):
Trane Technologies PLC	14,422	$2,876
		6,611
Israel (0.2%):
Financials (0.0%):(b)
Bank Leumi Le-Israel BM	45,170	361

Health Care (0.1%):
Inmode Ltd.(a)	12,502	536

Information Technology (0.1%):
Nice Ltd.(a)	2,410	525
		1,422
Italy (0.6%):
Health Care (0.0%):(b)
Recordati Industria Chimica e Farmaceutica SpA	12,359	638

Industrials (0.1%):
Leonardo SpA	47,926	649

Utilities (0.5%):
Enel SpA	314,425	2,168
Iren SpA	155,312	315
Snam SpA	304,401	1,600
		4,083
		5,370
Japan (6.5%):
Communication Services (0.6%):
Capcom Co. Ltd.	63,200	2,842
Kakaku.com, Inc.	64,200	960
Nippon Telegraph & Telephone Corp.	860,000	986
		4,788
Consumer Discretionary (0.9%):
Honda Motor Co. Ltd.	20,300	647
Isuzu Motors Ltd.	64,700	841
Panasonic Holdings Corp.	47,000	580
Sega Sammy Holdings, Inc.	25,100	549
Suzuki Motor Corp.	13,400	538
Toyota Motor Corp.	231,800	3,898
ZOZO, Inc.	50,600	988
		8,041
Consumer Staples (0.4%):
Ajinomoto Co., Inc.	23,500	916
Asahi Group Holdings Ltd.	12,400	487
Toyo Suisan Kaisha Ltd.	38,500	1,593
		2,996
Financials (0.9%):
Mizuho Financial Group, Inc.	180,820	3,068
ORIX Corp.	29,800	573
Sumitomo Mitsui Financial Group, Inc.	25,500	1,195
Tokio Marine Holdings, Inc.	134,000	3,082
		7,918
Health Care (0.6%):
Hoya Corp.	23,000	2,679
Olympus Corp.	24,800	405
Otsuka Holdings Co. Ltd.	14,100	518
Shionogi & Co. Ltd.	38,800	1,626
		5,228

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Capital Growth Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (2.0%):
Fuji Electric Co. Ltd.	70,700	$3,197
ITOCHU Corp.	35,700	1,444
Komatsu Ltd.	30,200	846
MISUMI Group, Inc.	51,500	942
Mitsubishi Heavy Industries Ltd.	66,600	3,160
Mitsui & Co. Ltd.	31,800	1,242
NIPPON EXPRESS HOLDINGS, Inc.	9,500	557
Nippon Yusen KK(d)	52,500	1,277
OKUMA Corp.	20,400	1,035
Sanwa Holdings Corp.	220,400	2,998
		16,698
Information Technology (0.7%):
Advantest Corp.	7,600	1,051
Fujitsu Ltd.	13,000	1,684
Keyence Corp.	1,200	539
NEC Corp.	14,700	744
TDK Corp.	15,800	605
Ulvac, Inc.	30,500	1,310
		5,933
Materials (0.2%):
Nippon Steel Corp.	25,100	574
Shin-Etsu Chemical Co. Ltd.	19,500	642
Tosoh Corp.	37,100	485
		1,701
Real Estate (0.1%):
Daiwa House Industry Co. Ltd.	19,500	530

Utilities (0.1%):
Tokyo Gas Co. Ltd.	40,800	925
		54,758
Luxembourg (0.1%):
Energy (0.1%):
Tenaris SA	34,894	580

Malaysia (0.1%):
Consumer Discretionary (0.0%):(b)
Bermaz Auto Bhd	688,800	314

Financials (0.1%):
Hong Leong Financial Group Bhd	85,000	345
		659
Mexico (0.2%):
Consumer Discretionary (0.1%):
Alsea SAB de CV(a)	108,910	378

Financials (0.0%):(b)
Regional SAB de CV	44,999	351

Industrials (0.1%):
Grupo Aeroportuario del Centro Norte SAB de CV	33,874	382

Real Estate (0.0%):(b)
Prologis Property Mexico SA de CV	80,254	297
		1,408
Netherlands (1.6%):
Communication Services (0.4%):
Koninklijke KPN NV	977,021	3,535

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Capital Growth Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Discretionary (0.2%):
Stellantis NV	85,221	$1,748

Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV	33,159	1,143

Financials (0.5%):
ING Groep NV	269,651	3,936
NN Group NV	11,823	453
		4,389
Information Technology (0.4%):
ASM International NV	6,616	3,143
		13,958
New Zealand (0.1%):
Health Care (0.1%):
Fisher & Paykel Healthcare Corp. Ltd.	51,948	793

Norway (0.3%):
Consumer Staples (0.1%):
Mowi ASA	33,693	593

Energy (0.1%):
Aker BP ASA	23,589	661
Equinor ASA	18,012	551
		1,212
Financials (0.1%):
SpareBank 1 SMN	74,529	1,045
		2,850
Panama (0.0%):(b)
Industrials (0.0%):(b)
Copa Holdings SA Class A	2,645	312

Russian Federation (0.0%):(b)
Consumer Discretionary (0.0%):(b)
Detsky Mir PJSC(a)(c)(e)(f)	214,920	2

Financials (0.0%):(b)
Bank St Petersburg PJSC(a)(e)(f)	372,110	3

Industrials (0.0%):(b)
Globaltrans Investment PLC Registered Shares, GDR(a)(f)	54,896	2
		7
Saudi Arabia (0.1%):
Energy (0.1%):
Aldrees Petroleum and Transport Services Co.	15,025	478

Singapore (0.3%):
Consumer Staples (0.1%):
Wilmar International Ltd.	269,200	782

Financials (0.1%):
DBS Group Holdings Ltd.	28,600	738

Utilities (0.1%):
Sembcorp Industries Ltd.	212,600	872
		2,392
South Korea (0.6%):
Communication Services (0.1%):
JYP Entertainment Corp.	5,520	591

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Capital Growth Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Discretionary (0.0%):(b)
Handsome Co. Ltd.	19,064	$310

Consumer Staples (0.0%):(b)
BGF retail Co. Ltd.	2,411	316

Financials (0.1%):
DB Insurance Co. Ltd.	4,495	266
JB Financial Group Co. Ltd.	37,633	252
KIWOOM Securities Co. Ltd.	5,611	428
		946
Health Care (0.0%):(b)
InBody Co. Ltd.	12,563	277

Industrials (0.1%):
Hanwha Aerospace Co. Ltd.	3,621	347
Hyundai Rotem Co. Ltd.(a)	13,070	321
Samsung Engineering Co. Ltd.(a)	14,815	430
		1,098
Information Technology (0.2%):
Hana Materials, Inc.	11,168	422
Innox Advanced Materials Co. Ltd.	14,544	513
Samwha Capacitor Co. Ltd.	10,437	321
		1,256
Materials (0.1%):
Poongsan Corp.	11,810	348
		5,142
Spain (0.7%):
Energy (0.1%):
Repsol SA	33,796	516

Financials (0.5%):
Banco Bilbao Vizcaya Argentaria SA	392,853	3,114
Banco Santander SA	205,648	833
Bankinter SA	67,673	438
		4,385
Utilities (0.1%):
Iberdrola SA	55,383	691
		5,592
Sweden (0.8%):
Consumer Discretionary (0.1%):
Evolution AB(c)	6,523	805

Industrials (0.7%):
Atlas Copco AB Class B	289,568	3,577
Nibe Industrier AB Class B	159,736	1,439
Volvo AB Class B	28,473	628
		5,644
Materials (0.0%):(b)
Boliden AB	18,068	531
		6,980
Switzerland (3.7%):
Consumer Discretionary (0.2%):
Cie Financiere Richemont SA Registered Shares	8,943	1,440

Consumer Staples (0.9%):
Coca-Cola HBC AG	83,820	2,466
Nestle SA Registered Shares	43,514	5,332
		7,798

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Capital Growth Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (0.8%):
Julius Baer Group Ltd.	10,875	$770
Partners Group Holding AG	1,429	1,605
Swiss Life Holding AG	1,214	772
UBS Group AG	151,257	3,357
		6,504
Health Care (1.4%):
Novartis AG Registered Shares	67,240	7,041
Roche Holding AG	15,258	4,732
		11,773
Industrials (0.1%):
ABB Ltd. Registered Shares	14,554	584

Information Technology (0.1%):
STMicroelectronics NV	22,581	1,208

Materials (0.2%):
Glencore PLC	81,879	498
Holcim AG	16,859	1,175
		1,673
		30,980
Taiwan (0.8%):
Consumer Discretionary (0.1%):
Eurocharm Holdings Co. Ltd.	53,000	303
Poya International Co. Ltd.	20,200	329
Tong Yang Industry Co. Ltd.	283,000	548
		1,180
Health Care (0.1%):
Lotus Pharmaceutical Co. Ltd.	38,000	347
TTY Biopharm Co. Ltd.	129,000	315
Universal Vision Biotechnology Co. Ltd.(a)	26,350	329
		991
Industrials (0.1%):
Chicony Power Technology Co. Ltd.	131,000	434

Information Technology (0.4%):
Chipbond Technology Corp.	169,000	374
Gold Circuit Electronics Ltd.	103,400	561
King Yuan Electronics Co. Ltd.	338,000	679
Sigurd Microelectronics Corp.	206,000	347
Tripod Technology Corp.	101,000	544
Wiwynn Corp.	8,000	454
Zhen Ding Technology Holding Ltd.	101,000	339
		3,298
Materials (0.1%):
Taiwan Hon Chuan Enterprise Co. Ltd.	132,000	453
Tung Ho Steel Enterprise Corp.	180,000	320
		773
		6,676
Thailand (0.2%):
Consumer Discretionary (0.1%):
AAPICO Hitech PCL	363,400	353
Somboon Advance Technology PCL	461,200	260
		613
Consumer Staples (0.0%):(b)
Ichitan Group PCL	675,800	291

Health Care (0.0%):(b)
Mega Lifesciences PCL	262,800	298

Materials (0.0%):(b)
TOA Paint Thailand PCL	366,000	291

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Capital Growth Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Real Estate (0.1%):
Amata Corp. PCL	409,800	$281
AP Thailand PCL	893,900	319
		600
		2,093
United Kingdom (5.4%):
Communication Services (0.1%):
Informa PLC	63,511	618

Consumer Discretionary (0.5%):
Greggs PLC	37,677	1,336
JD Sports Fashion PLC	486,505	985
Next PLC	20,056	1,814
		4,135
Consumer Staples (0.9%):
Associated British Foods PLC	27,841	733
Coca-Cola Europacific Partners PLC	7,370	467
Diageo PLC	59,135	2,580
Imperial Brands PLC	102,261	2,416
Reckitt Benckiser Group PLC	10,700	801
Tesco PLC	231,139	765
		7,762
Energy (1.1%):
BP PLC	668,715	4,148
Harbour Energy PLC	87,814	300
Shell PLC	156,583	4,745
		9,193
Financials (1.2%):
3i Group PLC	56,503	1,433
Barclays PLC	656,294	1,302
HSBC Holdings PLC	376,821	3,130
Legal & General Group PLC	393,516	1,179
Standard Chartered PLC	118,729	1,140
Willis Towers Watson PLC	10,227	2,161
		10,345
Health Care (0.3%):
AstraZeneca PLC	14,911	2,142

Industrials (0.5%):
Ashtead Group PLC	46,093	3,410
BAE Systems PLC	44,186	528
		3,938
Information Technology (0.1%):
The Sage Group PLC	46,340	557

Materials (0.5%):
Croda International PLC	9,396	711
Pan African Resources PLC	2,060,488	382
Rio Tinto PLC	53,884	3,561
		4,654
Real Estate (0.0%):(b)
Safestore Holdings PLC	38,876	442

Utilities (0.2%):
Centrica PLC	587,475	1,041
Drax Group PLC	52,272	406
		1,447
		45,233

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Capital Growth Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
United States (61.5%):
Communication Services (5.4%):
Alphabet, Inc. Class C(a)	64,490	$8,584
AT&T, Inc.	351,814	5,108
Comcast Corp. Class A	83,211	3,766
Meta Platforms, Inc. Class A(a)	52,222	16,638
Netflix, Inc.(a)	8,019	3,520
Sirius XM Holdings, Inc.(d)	579,248	2,954
T-Mobile U.S., Inc.(a)	17,954	2,474
Verizon Communications, Inc.	87,515	2,983
		46,027
Consumer Discretionary (4.3%):
AutoZone, Inc.(a)	1,865	4,629
Best Buy Co., Inc.	30,122	2,502
Ford Motor Co.	231,772	3,062
General Motors Co.	81,496	3,127
Lennar Corp. Class A	24,624	3,123
Lowe's Cos., Inc.	12,371	2,898
McDonald's Corp.	10,682	3,132
O'Reilly Automotive, Inc.(a)	5,135	4,754
Samsonite International SA(a)(c)	84,600	252
Starbucks Corp.	26,457	2,687
The Home Depot, Inc.	10,865	3,627
Ulta Beauty, Inc.(a)	4,717	2,098
		35,891
Consumer Staples (3.4%):
Altria Group, Inc.	112,525	5,111
Colgate-Palmolive Co.	29,782	2,271
General Mills, Inc.	27,834	2,080
Kimberly-Clark Corp.	16,114	2,080
PepsiCo, Inc.	17,512	3,283
Philip Morris International, Inc.	28,224	2,815
The Kraft Heinz Co.	68,290	2,471
The Kroger Co.	54,243	2,638
Walgreens Boots Alliance, Inc.	82,907	2,485
Walmart, Inc.	20,963	3,351
		28,585
Energy (3.2%):
APA Corp.	61,328	2,483
Chevron Corp.	21,641	3,542
Devon Energy Corp.	43,661	2,358
EOG Resources, Inc.	20,972	2,779
Exxon Mobil Corp.	37,936	4,068
Marathon Oil Corp.	99,901	2,624
Marathon Petroleum Corp.	46,609	6,200
Valero Energy Corp.	24,053	3,101
		27,155
Financials (8.2%):
Aflac, Inc.	35,265	2,551
Annaly Capital Management, Inc.	4,825	97
Aon PLC Class A	7,351	2,341
Apollo Global Management, Inc.	35,863	2,930
Arch Capital Group Ltd.(a)	31,130	2,419
Capital One Financial Corp.	26,302	3,078
FactSet Research Systems, Inc.	5,112	2,224
Fiserv, Inc.(a)	20,861	2,633
JPMorgan Chase & Co.	55,089	8,702
Marsh & McLennan Cos., Inc.	13,778	2,596
Mastercard, Inc. Class A	18,568	7,321
Morgan Stanley	67,506	6,181
MSCI, Inc.	4,760	2,609
Prudential Financial, Inc.	32,391	3,125

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Capital Growth Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Regions Financial Corp.	119,050	$2,425
T. Rowe Price Group, Inc.	18,778	2,315
The Bank of New York Mellon Corp.	64,551	2,928
The Goldman Sachs Group, Inc.	9,238	3,288
U.S. Bancorp	86,979	3,451
Visa, Inc. Class A	15,702	3,733
W.R. Berkley Corp.	36,105	2,227
		69,174
Health Care (9.0%):
AbbVie, Inc.	47,984	7,177
AmerisourceBergen Corp.	25,814	4,825
Amgen, Inc.	24,853	5,819
Bristol-Myers Squibb Co.	45,210	2,812
Cardinal Health, Inc.	26,620	2,435
Centene Corp.(a)	41,181	2,804
CVS Health Corp.	41,798	3,122
Elevance Health, Inc.	6,114	2,884
Eli Lilly & Co.	16,821	7,646
Gilead Sciences, Inc.	70,714	5,384
HCA Healthcare, Inc.	8,981	2,450
IDEXX Laboratories, Inc.(a)	4,671	2,591
McKesson Corp.	6,106	2,457
Merck & Co., Inc.	29,932	3,192
Mettler-Toledo International, Inc.(a)	1,509	1,897
Pfizer, Inc.	87,596	3,159
The Cigna Group	11,313	3,338
Thermo Fisher Scientific, Inc.	5,395	2,960
UnitedHealth Group, Inc.	8,237	4,171
Vertex Pharmaceuticals, Inc.(a)	7,580	2,671
Waters Corp.(a)	7,899	2,182
		75,976
Industrials (7.5%):
3M Co.	27,394	3,054
AMETEK, Inc.	15,794	2,505
Cintas Corp.	9,890	4,965
Copart, Inc.(a)	26,819	2,371
Cummins, Inc.	12,273	3,201
Deere & Co.	7,046	3,027
Expeditors International of Washington, Inc.	18,428	2,346
Fastenal Co.	39,876	2,337
FedEx Corp.	12,178	3,287
General Dynamics Corp.	13,177	2,946
Illinois Tool Works, Inc.	10,345	2,724
Lockheed Martin Corp.	12,128	5,414
Old Dominion Freight Line, Inc.	4,515	1,894
Otis Worldwide Corp.	27,307	2,484
PACCAR, Inc.	70,054	6,034
Parker-Hannifin Corp.	7,125	2,921
United Parcel Service, Inc. Class B	17,966	3,362
United Rentals, Inc.	7,631	3,546
W.W. Grainger, Inc.	6,748	4,983
		63,401
Information Technology (13.2%):
Adobe, Inc.(a)	7,476	4,083
Apple, Inc.	79,357	15,590
Arista Networks, Inc.(a)	16,437	2,549
Broadcom, Inc.	10,268	9,227
Cadence Design Systems, Inc.(a)	11,681	2,733
Cisco Systems, Inc.	188,047	9,786
Cognizant Technology Solutions Corp. Class A	40,341	2,664

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Capital Growth Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Fair Isaac Corp.(a)	2,781	$2,330
Fortinet, Inc.(a)	67,291	5,230
Hewlett Packard Enterprise Co.	180,783	3,142
HP, Inc.	86,780	2,849
Intel Corp.	100,610	3,599
International Business Machines Corp.	23,531	3,393
KLA Corp.	5,508	2,831
Micron Technology, Inc.	42,834	3,058
Microsoft Corp.	36,442	12,242
Motorola Solutions, Inc.	8,289	2,376
NVIDIA Corp.	17,567	8,209
ON Semiconductor Corp.(a)	28,043	3,022
Oracle Corp.	28,860	3,383
Parade Technologies Ltd.	11,000	323
QUALCOMM, Inc.	29,133	3,850
Texas Instruments, Inc.	18,731	3,371
VeriSign, Inc.(a)	9,523	2,009
		111,849
Materials (3.3%):
CF Industries Holdings, Inc.	30,962	2,541
Linde PLC	8,221	3,212
LyondellBasell Industries NV Class A	26,931	2,662
Nucor Corp.	35,451	6,101
PPG Industries, Inc.	16,800	2,418
Steel Dynamics, Inc.	45,273	4,825
The Mosaic Co.	72,098	2,939
The Sherwin-Williams Co.	10,007	2,767
		27,465
Real Estate (1.5%):
Alexandria Real Estate Equities, Inc.	1,930	242
American Homes 4 Rent Class A	4,295	161
American Tower Corp.	6,092	1,159
AvalonBay Communities, Inc.	1,861	351
Boston Properties, Inc.	1,975	132
Camden Property Trust	1,344	147
CBRE Group, Inc. Class A(a)	4,471	372
Crown Castle, Inc.	5,797	628
Digital Realty Trust, Inc.	3,771	470
Equinix, Inc.	1,196	969
Equity LifeStyle Properties, Inc.	2,333	166
Equity Residential	4,745	313
Essex Property Trust, Inc.	867	211
Extra Space Storage, Inc.	1,782	249
Gaming and Leisure Properties, Inc.	3,642	173
Healthpeak Properties, Inc.	7,186	157
Host Hotels & Resorts, Inc.	9,459	174
Invitation Homes, Inc.	7,714	274
Iron Mountain, Inc.	3,875	238
Kimco Realty Corp.	8,470	172
Medical Properties Trust, Inc.(d)	7,895	80
Mid-America Apartment Communities, Inc.	1,549	232
Prologis, Inc.	12,361	1,542
Public Storage	2,105	593
Realty Income Corp.	7,353	448
Regency Centers Corp.	2,034	133
SBA Communications Corp.	1,470	322
Simon Property Group, Inc.	4,380	546
Sun Communities, Inc.	1,548	202
UDR, Inc.	3,947	161
Ventas, Inc.	5,242	254

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Capital Growth Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
VICI Properties, Inc.	13,289	$418
Vornado Realty Trust	2,165	49
Welltower, Inc.	5,647	464
Weyerhaeuser Co.	10,027	341
WP Carey, Inc.	2,465	166
Zillow Group, Inc. Class C(a)	3,049	165
		12,874
Utilities (2.5%):
Consolidated Edison, Inc.	24,547	2,329
DTE Energy Co.	19,574	2,237
Edison International	33,725	2,427
Entergy Corp.	26,002	2,670
Evergy, Inc.	43,884	2,632
Exelon Corp.	62,297	2,608
Sempra Energy	16,102	2,399
The AES Corp.	100,785	2,180
UGI Corp.	72,912	1,968
		21,450
		519,847
Total Common Stocks (Cost $663,525)		838,975

Rights (0.0%)(b)
Brazil (0.0%):(b)
Financials (0.0%):(b)
Banco ABC Brasil SA Expires 08/04/23 (a)	3,777	3
Total Rights (Cost $–)		3

Exchange-Traded Funds (0.0%)(b)
United States (0.0%):(b)
iShares Core MSCI EAFE ETF	6,649	463
Total Exchange-Traded Funds (Cost $394)		463

Collateral for Securities Loaned (0.4%)^
United States (0.4%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21% (g)	766,053	766
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22% (g)	766,053	766
Invesco Government & Agency Portfolio, Institutional Shares, 5.22% (g)	766,053	766
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.24% (g)	766,053	766
Total Collateral for Securities Loaned (Cost $3,064)		3,064
Total Investments (Cost $666,983) — 99.7%		842,505
Other assets in excess of liabilities — 0.3%		2,402
NET ASSETS - 100.00%		$844,907

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Amount represents less than 0.05% of net assets.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2023, the fair value of these securities was $4,508 thousands and amounted to 0.5% of net assets.
(d)	All or a portion of this security is on loan.

(e)	The following table details the earliest acquisition date and cost of the Fund's restricted securities at July 31, 2023, (amounts in thousands):

Security Name	Acquisition Date	Cost
Bank St Petersburg PJSC	12/15/2021	$410
Detsky Mir PJSC	9/30/2020	348

(f)	Security was fair valued using significant unobservable inputs as of July 31, 2023.
(g)	Rate disclosed is the daily yield on July 31, 2023.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

Victory Portfolios III	Schedule of Portfolio Investments
Victory Aggressive Growth Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.4%)
Communication Services (11.7%):
Alphabet, Inc. Class C(a)	757,396	$100,817
Meta Platforms, Inc. Class A(a)	248,927	79,308
Netflix, Inc.(a)	30,153	13,236
The Trade Desk, Inc. Class A(a)	232,976	21,262
		214,623
Communications Equipment (3.2%):
Arista Networks, Inc.(a)	231,454	35,896
Motorola Solutions, Inc.	82,639	23,687
		59,583
Consumer Discretionary (16.4%):
Airbnb, Inc. Class A(a)	98,922	15,055
Amazon.com, Inc.(a)	678,940	90,761
Booking Holdings, Inc.(a)	3,292	9,780
Chipotle Mexican Grill, Inc.(a)	3,774	7,406
Five Below, Inc.(a)	60,849	12,677
Lululemon Athletica, Inc.(a)	56,722	21,471
NIKE, Inc. Class B	86,873	9,590
On Holding AG Class A(a)	484,523	17,443
O'Reilly Automotive, Inc.(a)	31,252	28,933
Tesla, Inc.(a)	236,995	63,379
Tractor Supply Co.	79,082	17,713
Yum! Brands, Inc.	53,813	7,408
		301,616
Consumer Staples (2.7%):
BellRing Brands, Inc.(a)	262,974	9,454
Costco Wholesale Corp.	41,223	23,112
PepsiCo, Inc.	87,810	16,461
		49,027
Energy (0.4%):
Diamondback Energy, Inc.	56,217	8,282

Financials (7.5%):
Blackstone, Inc.	111,280	11,661
MSCI, Inc.	58,870	32,266
The Progressive Corp.	77,435	9,755
Toast, Inc. Class A(a)	249,801	5,513
Visa, Inc. Class A	334,907	79,617
		138,812
Health Care (12.9%):
Dexcom, Inc.(a)	296,282	36,905
Eli Lilly & Co.	66,200	30,091
Exact Sciences Corp.(a)	98,828	9,640
Intuitive Surgical, Inc.(a)	91,299	29,617
Tenet Healthcare Corp.(a)	125,743	9,397
Thermo Fisher Scientific, Inc.	41,481	22,759
UnitedHealth Group, Inc.	70,782	35,842
Veeva Systems, Inc. Class A(a)	86,765	17,719
Vertex Pharmaceuticals, Inc.(a)	65,396	23,042
Zoetis, Inc.	116,084	21,834
		236,846

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Aggressive Growth Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (7.1%):
CoStar Group, Inc.(a)	350,360	$29,420
Deere & Co.	14,723	6,325
HEICO Corp. Class A	129,146	18,126
Old Dominion Freight Line, Inc.	20,441	8,575
Quanta Services, Inc.	141,197	28,468
Uber Technologies, Inc.(a)	643,295	31,817
Verisk Analytics, Inc.	32,494	7,439
		130,170
IT Services (0.6%):
Snowflake, Inc. Class A(a)	61,379	10,908

Materials (0.0%):(b)
Graphic Packaging Holding Co.	43,047	1,042

Semiconductors & Semiconductor Equipment (11.5%):
Advanced Micro Devices, Inc.(a)	76,087	8,704
Broadcom, Inc.	35,260	31,686
Entegris, Inc.	92,987	10,202
Lam Research Corp.	17,236	12,384
Lattice Semiconductor Corp.(a)	108,830	9,897
Monolithic Power Systems, Inc.	18,262	10,217
NVIDIA Corp.	275,186	128,592
		211,682
Software (18.4%):
Adobe, Inc.(a)	56,968	31,114
Cadence Design Systems, Inc.(a)	151,271	35,399
Intuit, Inc.	14,215	7,274
Microsoft Corp.	412,643	138,615
Palo Alto Networks, Inc.(a)	187,645	46,904
Salesforce, Inc.(a)	44,265	9,960
ServiceNow, Inc.(a)	76,956	44,865
Synopsys, Inc.(a)	30,049	13,576
Workday, Inc. Class A(a)	49,366	11,706
		339,413
Technology Hardware, Storage & Peripherals (6.0%):
Apple, Inc.	558,944	$109,805
Total Common Stocks (Cost $993,950)		1,811,809
Total Investments (Cost $993,950) — 98.4%		1,811,809
Other assets in excess of liabilities — 1.6%		29,352
NET ASSETS - 100.00%		$1,841,161

(a)	Non-income producing security.
(b)	Amount represents less than 0.05% of net assets.

Victory Portfolios III	Schedule of Portfolio Investments
Victory Growth Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.1%)
Communication Services (15.2%):
Alphabet, Inc. Class A(a)	320,380	$42,521
Alphabet, Inc. Class C(a)	658,318	87,628
Meta Platforms, Inc. Class A(a)	389,112	123,971
Netflix, Inc.(a)	145,989	64,085
The Walt Disney Co.(a)	310,677	27,616
		345,821
Communications Equipment (0.3%):
Arista Networks, Inc.(a)	43,756	6,786

Consumer Discretionary (13.9%):
Alibaba Group Holding Ltd., ADR(a)	129,267	13,206
Amazon.com, Inc.(a)	792,815	105,983
Booking Holdings, Inc.(a)	3,712	11,028
Chipotle Mexican Grill, Inc.(a)	4,377	8,589
Five Below, Inc.(a)	69,388	14,456
Starbucks Corp.	220,313	22,377
Tesla, Inc.(a)	408,788	109,322
Yum China Holdings, Inc.	126,379	7,712
Yum! Brands, Inc.	170,123	23,421
		316,094
Consumer Staples (4.2%):
BellRing Brands, Inc.(a)	305,161	10,970
Costco Wholesale Corp.	48,320	27,092
Monster Beverage Corp.(a)	650,607	37,403
PepsiCo, Inc.	101,897	19,102
		94,567
Energy (0.4%):
Diamondback Energy, Inc.	63,704	9,385

Financials (8.6%):
Block, Inc.(a)	198,403	15,977
FactSet Research Systems, Inc.	41,122	17,890
MSCI, Inc.	21,717	11,903
PayPal Holdings, Inc.(a)	179,934	13,643
SEI Investments Co.	234,247	14,755
The Progressive Corp.	90,078	11,348
Toast, Inc. Class A(a)	290,862	6,419
Visa, Inc. Class A	437,159	103,926
		195,861
Health Care (12.3%):
Dexcom, Inc.(a)	120,593	15,021
Eli Lilly & Co.	77,688	35,313
Exact Sciences Corp.(a)	115,977	11,312
Illumina, Inc.(a)	99,737	19,165
Intuitive Surgical, Inc.(a)	89,618	29,072
Novartis AG, ADR	156,079	16,373
Novo Nordisk A/S, ADR	117,312	18,899
Regeneron Pharmaceuticals, Inc.(a)	30,791	22,844
Roche Holdings Ltd., ADR(b)	355,049	13,740
Tenet Healthcare Corp.(a)	113,741	8,500
Thermo Fisher Scientific, Inc.	25,145	13,796
UnitedHealth Group, Inc.	40,105	20,308
Vertex Pharmaceuticals, Inc.(a)	159,532	56,210
		280,553

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Growth Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (7.0%):
CoStar Group, Inc.(a)	95,906	$8,053
Deere & Co.	36,511	15,685
Expeditors International of Washington, Inc.	156,068	19,868
HEICO Corp. Class A	148,204	20,801
Old Dominion Freight Line, Inc.	23,886	10,020
Quanta Services, Inc.	53,413	10,769
The Boeing Co.(a)	270,395	64,584
Verisk Analytics, Inc.	37,243	8,526
		158,306
IT Services (1.5%):
Shopify, Inc. Class A(a)	328,926	22,229
Snowflake, Inc. Class A(a)	70,848	12,590
		34,819
Materials (0.0%):(c)
Graphic Packaging Holding Co.	49,685	1,202

Semiconductors & Semiconductor Equipment (10.4%):
Advanced Micro Devices, Inc.(a)	86,792	9,929
Entegris, Inc.	104,605	11,476
Lam Research Corp.	19,379	13,924
Lattice Semiconductor Corp.(a)	122,427	11,134
Monolithic Power Systems, Inc.	20,167	11,283
NVIDIA Corp.	339,400	158,598
QUALCOMM, Inc.	151,078	19,968
		236,312
Software (17.6%):
Autodesk, Inc.(a)	157,394	33,366
Intuit, Inc.	16,132	8,255
Microsoft Corp.	540,473	181,556
Oracle Corp.	473,210	55,474
Palo Alto Networks, Inc.(a)	82,669	20,664
Salesforce, Inc.(a)	208,220	46,851
ServiceNow, Inc.(a)	22,977	13,396
Synopsys, Inc.(a)	32,068	14,488
Workday, Inc. Class A(a)	112,840	26,758
		400,808
Technology Hardware, Storage & Peripherals (5.7%):
Apple, Inc.	664,642	130,569
Total Common Stocks (Cost $998,954)		2,211,083

Collateral for Securities Loaned (0.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(d)	3,047,247	3,047
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22%(d)	3,047,247	3,048
Invesco Government & Agency Portfolio, Institutional Shares, 5.22%(d)	3,047,247	3,047
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.24%(d)	3,047,247	3,047
Total Collateral for Securities Loaned (Cost $12,189)		12,189
Total Investments (Cost $1,011,143) — 97.7%		2,223,272
Other assets in excess of liabilities — 2.3%		53,434
NET ASSETS - 100.00%		$2,276,706

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Amount represents less than 0.05% of net assets.
(d)	Rate disclosed is the daily yield on July 31, 2023.

ADR—American Depositary Receipt

Victory Portfolios III	Schedule of Portfolio Investments
Victory Growth & Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (99.0%)
Communication Services (8.4%):
Alphabet, Inc. Class C(a)	361,604	$48,133
AT&T, Inc.	253,781	3,685
Comcast Corp. Class A	553,780	25,064
Fox Corp. Class A	75,364	2,521
Meta Platforms, Inc. Class A(a)	118,471	37,745
Netflix, Inc.(a)	29,131	12,787
Omnicom Group, Inc.	103,357	8,746
The Interpublic Group of Cos., Inc.	265,905	9,102
		147,783
Communications Equipment (1.4%):
Arista Networks, Inc.(a)	36,933	5,728
Cisco Systems, Inc.	308,278	16,043
Motorola Solutions, Inc.	12,292	3,523
		25,294
Consumer Discretionary (10.6%):
Amazon.com, Inc.(a)	298,505	39,904
Best Buy Co., Inc.	144,300	11,984
Booking Holdings, Inc.(a)	3,126	9,287
Chipotle Mexican Grill, Inc.(a)	3,639	7,141
Five Below, Inc.(a)	58,334	12,153
Genuine Parts Co.	20,419	3,180
H&R Block, Inc.	86,790	2,917
Lennar Corp. Class A	30,020	3,807
Lowe's Cos., Inc.	43,980	10,303
McDonald's Corp.	20,867	6,118
PulteGroup, Inc.	53,704	4,532
Starbucks Corp.	24,870	2,526
Tesla, Inc.(a)	155,087	41,475
The Home Depot, Inc.	22,189	7,408
Toll Brothers, Inc.	34,407	2,764
Williams-Sonoma, Inc.	46,010	6,379
Yum! Brands, Inc.	106,109	14,608
		186,486
Consumer Staples (6.7%):
Altria Group, Inc.	302,145	13,723
BellRing Brands, Inc.(a)	253,437	9,111
Campbell Soup Co.	30,652	1,405
Colgate-Palmolive Co.	66,798	5,094
Conagra Brands, Inc.	66,562	2,184
Costco Wholesale Corp.	39,859	22,348
General Mills, Inc.	23,156	1,731
Kimberly-Clark Corp.	37,176	4,799
PepsiCo, Inc.	113,557	21,287
Philip Morris International, Inc.	142,280	14,188
Target Corp.	36,538	4,986
The Procter & Gamble Co.	83,976	13,126
Walmart, Inc.	22,918	3,664
		117,646
Energy (4.0%):
Chevron Corp.	18,514	3,030
ConocoPhillips	106,909	12,585
Devon Energy Corp.	139,337	7,524
Diamondback Energy, Inc.	69,359	10,218
EOG Resources, Inc.	51,056	6,767

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Growth & Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Exxon Mobil Corp.	98,811	$10,597
Marathon Petroleum Corp.	49,950	6,644
Pioneer Natural Resources Co.	33,240	7,501
Valero Energy Corp.	46,823	6,036
		70,902
Financials (12.1%):
Aflac, Inc.	113,473	8,209
American Express Co.	25,668	4,335
American Financial Group, Inc.	19,362	2,355
Ameriprise Financial, Inc.	29,165	10,163
Chubb Ltd.	16,822	3,439
Discover Financial Services	32,834	3,466
East West Bancorp, Inc.	86,826	5,401
Everest Group, Ltd.	8,279	2,985
FactSet Research Systems, Inc.	5,000	2,175
Fidelity National Financial, Inc.	205,312	8,042
Huntington Bancshares, Inc.	275,037	3,366
Jefferies Financial Group, Inc.	186,551	6,863
JPMorgan Chase & Co.	185,092	29,237
Mastercard, Inc. Class A	16,927	6,674
Morgan Stanley	50,848	4,656
MSCI, Inc.	25,191	13,807
Popular, Inc.	52,590	3,815
Principal Financial Group, Inc.	38,556	3,079
Regions Financial Corp.	312,714	6,370
State Street Corp.	31,671	2,294
Synchrony Financial	198,570	6,859
Synovus Financial Corp.	56,612	1,919
The Goldman Sachs Group, Inc.	11,958	4,255
The Hanover Insurance Group, Inc.	16,187	1,837
The Hartford Financial Services Group, Inc.	62,872	4,519
The PNC Financial Services Group, Inc.	17,073	2,337
The Progressive Corp.	74,696	9,410
The Travelers Cos., Inc.	24,736	4,270
Toast, Inc. Class A(a)	241,087	5,321
Visa, Inc. Class A	172,478	41,003
		212,461
Health Care (12.2%):
AbbVie, Inc.	34,613	5,177
AmerisourceBergen Corp.	22,276	4,163
Amgen, Inc.	43,841	10,265
Bristol-Myers Squibb Co.	85,272	5,303
Cardinal Health, Inc.	100,376	9,181
Chemed Corp.	6,047	3,151
CVS Health Corp.	101,680	7,595
Dexcom, Inc.(a)	88,560	11,031
Elevance Health, Inc.	8,963	4,227
Eli Lilly & Co.	75,723	34,420
Exact Sciences Corp.(a)	95,629	9,328
Gilead Sciences, Inc.	182,700	13,911
Intuitive Surgical, Inc.(a)	34,836	11,301
Johnson & Johnson	24,502	4,105
McKesson Corp.	12,204	4,911
Merck & Co., Inc.	27,986	2,985
Pfizer, Inc.	109,758	3,958
Quest Diagnostics, Inc.	29,956	4,050
Tenet Healthcare Corp.(a)	93,257	6,969
The Cigna Group	22,634	6,679
Thermo Fisher Scientific, Inc.	7,258	3,982

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Growth & Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

UnitedHealth Group, Inc.	50,567	$25,606
Vertex Pharmaceuticals, Inc.(a)	63,279	22,296
		214,594
Industrials (9.8%):
3M Co.	95,017	10,594
Automatic Data Processing, Inc.	13,069	3,231
Cintas Corp.	13,594	6,825
CoStar Group, Inc.(a)	79,079	6,640
CSX Corp.	85,631	2,853
Cummins, Inc.	11,834	3,086
Deere & Co.	14,236	6,116
Expeditors International of Washington, Inc.	19,718	2,510
Fastenal Co.	168,499	9,876
General Dynamics Corp.	15,597	3,487
HEICO Corp. Class A	124,684	17,499
Illinois Tool Works, Inc.	37,470	9,867
Lennox International, Inc.	11,103	4,080
Lockheed Martin Corp.	16,911	7,548
ManpowerGroup, Inc.	35,316	2,786
Masco Corp.	112,780	6,843
Old Dominion Freight Line, Inc.	19,754	8,287
Owens Corning	32,979	4,617
PACCAR, Inc.	49,247	4,242
Parker-Hannifin Corp.	13,503	5,536
Paychex, Inc.	33,402	4,191
Quanta Services, Inc.	44,465	8,965
Snap-on, Inc.	18,787	5,118
Union Pacific Corp.	32,556	7,554
United Parcel Service, Inc. Class B	64,285	12,030
Verisk Analytics, Inc.	31,353	7,178
W.W. Grainger, Inc.	2,757	2,036
		173,595
IT Services (1.4%):
Accenture PLC Class A	30,259	9,572
International Business Machines Corp.	30,230	4,359
Snowflake, Inc. Class A(a)	59,345	10,546
		24,477
Materials (2.0%):
Avery Dennison Corp.	9,145	1,683
Dow, Inc.	77,972	4,403
Graphic Packaging Holding Co.	41,621	1,007
Linde PLC	4,593	1,794
LyondellBasell Industries NV Class A	118,415	11,707
Nucor Corp.	30,721	5,287
Packaging Corp. of America	27,243	4,178
The Mosaic Co.	54,228	2,210
Westlake Corp.	20,561	2,827
		35,096
Real Estate (2.2%):
Alexandria Real Estate Equities, Inc.	14,469	1,818
AvalonBay Communities, Inc.	19,916	3,757
Digital Realty Trust, Inc.	52,047	6,486
Equinix, Inc.	4,199	3,401
NNN REIT, Inc.	40,542	1,730
Prologis, Inc.	59,269	7,394
Realty Income Corp.	70,930	4,325
Simon Property Group, Inc.	20,079	2,502

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Growth & Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

VICI Properties, Inc.	212,566	$6,692
		38,105
Semiconductors & Semiconductor Equipment (7.7%):
Advanced Micro Devices, Inc.(a)	72,988	8,350
Broadcom, Inc.	11,481	10,317
Entegris, Inc.	88,304	9,688
KLA Corp.	9,928	5,102
Lam Research Corp.	16,305	11,715
Lattice Semiconductor Corp.(a)	103,349	9,399
Monolithic Power Systems, Inc.	16,916	9,464
NVIDIA Corp.	134,214	62,717
Skyworks Solutions, Inc.	36,361	4,159
Texas Instruments, Inc.	24,336	4,380
		135,291
Software (10.2%):
Intuit, Inc.	13,628	6,974
Microsoft Corp.	339,966	114,201
Palo Alto Networks, Inc.(a)	56,614	14,151
Salesforce, Inc.(a)	42,412	9,543
ServiceNow, Inc.(a)	18,933	11,038
Synopsys, Inc.(a)	28,324	12,797
Workday, Inc. Class A(a)	47,792	11,333
		180,037
Technology Hardware, Storage & Peripherals (7.8%):
Apple, Inc.	625,575	122,894
Hewlett Packard Enterprise Co.	183,562	3,190
HP, Inc.	261,098	8,572
NetApp, Inc.	32,513	2,537
		137,193
Utilities (2.5%):
American Electric Power Co., Inc.	86,481	7,328
Consolidated Edison, Inc.	27,476	2,606
DTE Energy Co.	48,674	5,564
Duke Energy Corp.	54,349	5,088
Evergy, Inc.	96,950	5,814
Exelon Corp.	32,146	1,346
Sempra Energy	10,205	1,521
The AES Corp.	88,688	1,918
The Southern Co.	137,756	9,965
UGI Corp.	114,182	3,082
		44,232
Total Common Stocks (Cost $1,220,210)		1,743,192
Total Investments (Cost $1,220,210) — 99.0%		1,743,192
Other assets in excess of liabilities — 1.0%		17,353
NET ASSETS - 100.00%		$1,760,545

(a)	Non-income producing security.

PLC—Public Limited Company
REIT—Real Estate Investment Trust

Victory Portfolios III	Schedule of Portfolio Investments
Victory Income Stock Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (5.8%):
AT&T, Inc.	755,907	$10,976
Comcast Corp. Class A	1,689,689	76,475
Fox Corp. Class A	214,091	7,162
Omnicom Group, Inc.	306,785	25,960
The Interpublic Group of Cos., Inc.	791,117	27,080
		147,653
Consumer Discretionary (8.2%):
Best Buy Co., Inc.	429,321	35,655
Genuine Parts Co.	60,820	9,471
H&R Block, Inc.	258,512	8,689
Lennar Corp. Class A	89,418	11,341
Lowe's Cos., Inc.	130,086	30,475
McDonald's Corp.	62,155	18,224
PulteGroup, Inc.	159,781	13,484
Starbucks Corp.	74,078	7,524
The Home Depot, Inc.	65,966	22,022
Toll Brothers, Inc.	101,299	8,137
Williams-Sonoma, Inc.	136,890	18,978
Yum! Brands, Inc.	162,247	22,337
		206,337
Consumer Staples (8.3%):
Altria Group, Inc.	899,964	40,876
Campbell Soup Co.	91,195	4,179
Colgate-Palmolive Co.	198,964	15,173
Conagra Brands, Inc.	193,605	6,352
General Mills, Inc.	68,894	5,149
Kimberly-Clark Corp.	109,649	14,156
PepsiCo, Inc.	86,176	16,154
Philip Morris International, Inc.	423,794	42,261
Target Corp.	108,707	14,835
The Procter & Gamble Co.	250,129	39,095
Walmart, Inc.	68,264	10,913
		209,143
Energy (7.4%):
Chevron Corp.	55,147	9,025
ConocoPhillips	318,439	37,487
Devon Energy Corp.	414,553	22,386
Diamondback Energy, Inc.	46,134	6,796
EOG Resources, Inc.	151,903	20,132

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Income Stock Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Exxon Mobil Corp.	293,982	$31,527
Marathon Petroleum Corp.	148,612	19,768
Pioneer Natural Resources Co.	99,010	22,344
Valero Energy Corp.	139,307	17,958
		187,423
Financials (17.8%):
Aflac, Inc.	337,604	24,422
American Express Co.	76,456	12,912
American Financial Group, Inc.	57,674	7,014
Ameriprise Financial, Inc.	86,621	30,183
Chubb Ltd.	50,049	10,231
Discover Financial Services	97,801	10,323
East West Bancorp, Inc.	258,326	16,071
Everest Group, Ltd.	24,661	8,891
FactSet Research Systems, Inc.	14,741	6,413
Fidelity National Financial, Inc.	633,910	24,830
Huntington Bancshares, Inc.	818,286	10,016
Jefferies Financial Group, Inc.	565,699	20,812
JPMorgan Chase & Co.	551,313	87,085
Mastercard, Inc. Class A	50,419	19,879
Morgan Stanley	151,457	13,867
MSCI, Inc.	21,293	11,670
Popular, Inc.	125,397	9,098
Principal Financial Group, Inc.	114,904	9,177
Regions Financial Corp.	931,444	18,974
State Street Corp.	92,036	6,667
Synchrony Financial	591,458	20,429
Synovus Financial Corp.	162,835	5,520
The Goldman Sachs Group, Inc.	35,618	12,675
The Hanover Insurance Group, Inc.	48,215	5,471
The Hartford Financial Services Group, Inc.	187,271	13,461
The PNC Financial Services Group, Inc.	50,671	6,936
The Travelers Cos., Inc.	73,681	12,718
Visa, Inc. Class A	54,388	12,930
		448,675
Health Care (12.9%):
AbbVie, Inc.	115,776	17,318
AmerisourceBergen Corp.	66,352	12,401
Amgen, Inc.	130,436	30,542
Bristol-Myers Squibb Co.	267,646	16,645
Cardinal Health, Inc.	296,453	27,117

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Income Stock Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Chemed Corp.	18,013	$9,386
CVS Health Corp.	302,518	22,595
Elevance Health, Inc.	26,700	12,593
Eli Lilly & Co.	34,709	15,777
Gilead Sciences, Inc.	544,188	41,434
Johnson & Johnson	94,613	15,851
McKesson Corp.	36,353	14,628
Merck & Co., Inc.	83,264	8,880
Pfizer, Inc.	326,551	11,775
Quest Diagnostics, Inc.	89,228	12,065
The Cigna Group	67,419	19,895
Thermo Fisher Scientific, Inc.	21,620	11,862
UnitedHealth Group, Inc.	51,410	26,032
		326,796
Industrials (14.0%):
3M Co.	283,016	31,556
Automatic Data Processing, Inc.	38,153	9,434
Cintas Corp.	40,446	20,305
CSX Corp.	255,061	8,499
Cummins, Inc.	35,249	9,193
Expeditors International of Washington, Inc.	58,732	7,476
Fastenal Co.	498,392	29,211
General Dynamics Corp.	46,458	10,387
Illinois Tool Works, Inc.	111,483	29,356
Lennox International, Inc.	33,072	12,152
Lockheed Martin Corp.	50,196	22,406
ManpowerGroup, Inc.	100,528	7,930
Masco Corp.	335,924	20,384
Owens Corning	98,233	13,752
PACCAR, Inc.	146,521	12,620
Parker-Hannifin Corp.	40,176	16,472
Paychex, Inc.	99,492	12,483
Snap-on, Inc.	55,961	15,246
Union Pacific Corp.	96,973	22,500
United Parcel Service, Inc. Class B	191,261	35,791
W.W. Grainger, Inc.	7,727	5,706
		352,859
Information Technology (11.4%):
Accenture PLC Class A	90,028	28,480
Apple, Inc.	158,697	31,176
Broadcom, Inc.	33,319	29,942

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Income Stock Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Cisco Systems, Inc.	918,231	$47,785
Hewlett Packard Enterprise Co.	517,225	8,989
HP, Inc.	776,814	25,503
International Business Machines Corp.	89,940	12,968
KLA Corp.	30,788	15,823
Microsoft Corp.	76,662	25,752
Motorola Solutions, Inc.	36,615	10,495
NetApp, Inc.	96,843	7,555
NVIDIA Corp.	41,090	19,201
Skyworks Solutions, Inc.	96,642	11,053
Texas Instruments, Inc.	72,405	13,033
		287,755
Materials (4.0%):
Avery Dennison Corp.	26,059	4,795
Dow, Inc.	232,246	13,115
Linde PLC	13,666	5,339
LyondellBasell Industries NV Class A	352,307	34,829
Nucor Corp.	91,401	15,729
Packaging Corp. of America	81,146	12,444
The Mosaic Co.	165,011	6,726
Westlake Corp.	61,245	8,421
		101,398
Real Estate (4.5%):
Alexandria Real Estate Equities, Inc.	43,049	5,411
AvalonBay Communities, Inc.	59,254	11,178
Digital Realty Trust, Inc.	153,947	19,185
Equinix, Inc.	12,509	10,131
NNN REIT, Inc.	120,758	5,154
Prologis, Inc.	176,337	21,998
Realty Income Corp.	211,273	12,881
Simon Property Group, Inc.	59,738	7,443
VICI Properties, Inc.	633,147	19,932
		113,313
Utilities (5.3%):
American Electric Power Co., Inc.	257,591	21,828
Consolidated Edison, Inc.	80,455	7,632
DTE Energy Co.	141,965	16,227
Duke Energy Corp.	161,698	15,138
Evergy, Inc.	300,159	18,001
Exelon Corp.	95,641	4,004
Sempra Energy	30,398	4,530

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Income Stock Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The AES Corp.	263,865	$5,707
The Southern Co.	409,849	29,648
UGI Corp.	381,634	10,300
		133,015
Total Common Stocks (Cost $2,051,056)		2,514,367
Total Investments (Cost $2,051,056) — 99.6%		2,514,367
Other assets in excess of liabilities — 0.4%		8,989
NET ASSETS - 100.00%		$2,523,356

PLC—Public Limited Company

REIT—Real Estate Investment Trust

Victory Portfolios III	Schedule of Portfolio Investments
Victory Science & Technology Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (99.1%)
Argentina (0.2%):
Consumer Discretionary (0.2%):
MercadoLibre, Inc.(a)	1,925	$2,383

Australia (0.1%):
Health Care (0.1%):
Opthea Ltd., ADR(a)(b)	305,881	939

Belgium (0.0%):(c)
Health Care (0.0%):(c)
UCB SA	2,186	194

Brazil (0.0%):(c)
Health Care (0.0%):(c)
Hapvida Participacoes E Investimentos SA(a)(d)	53,698	54

China (0.2%):
Consumer Discretionary (0.2%):
Trip.com Group Ltd.(a)	49,500	2,022

Health Care (0.0%):(c)
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.(a)	4,000	39
Zai Lab Ltd., ADR(a)	2,835	85
		124
		2,146
Denmark (0.0%):(c)
Health Care (0.0%):(c)
Ascendis Pharma A/S, ADR(a)	907	82
Genmab A/S(a)	233	96
		178
Finland (0.3%):
Information Technology (0.3%):
Nokia Oyj, ADR(b)	685,043	2,699

Germany (0.1%):
Information Technology (0.1%):
AIXTRON SE	32,116	1,274

Ireland (0.4%):
Health Care (0.4%):
Alkermes PLC(a)	3,173	93
ICON PLC(a)	1,099	276
Prothena Corp. PLC(a)	58,836	4,052
		4,421
Israel (1.5%):
Information Technology (1.5%):
Monday.com Ltd.(a)	60,696	10,972
Wix.com Ltd.(a)	60,961	5,750
		16,722

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Science & Technology Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Italy (0.0%):(c)
Health Care (0.0%):(c)
DiaSorin SpA	864	$97

Japan (0.8%):
Health Care (0.4%):
Chugai Pharmaceutical Co. Ltd.	5,600	166
Daiichi Sankyo Co. Ltd.	9,250	285
Eisai Co. Ltd.	3,165	200
Hoya Corp.	28,030	3,265
Otsuka Holdings Co. Ltd.	1,300	48
		3,964
Information Technology (0.4%):
Hamamatsu Photonics KK	46,300	2,231
Rohm Co. Ltd.	27,180	2,547
		4,778
		8,742
Netherlands (0.0%):(c)
Health Care (0.0%):(c)
Argenx SE, ADR(a)	255	129
Merus NV(a)	2,219	58
		187
Switzerland (0.4%):
Health Care (0.4%):
MoonLake Immunotherapeutics(a)(b)	72,370	4,401
Novartis AG Registered Shares	1,551	163
Tecan Group AG Class R	207	82
		4,646
Taiwan (0.6%):
Information Technology (0.6%):
Accton Technology Corp.	195,000	2,380
ASPEED Technology, Inc.	16,800	1,243
E Ink Holdings, Inc.	452,000	3,243
		6,866
United Kingdom (0.3%):
Consumer Discretionary (0.2%):
Trainline PLC(a)(d)	721,116	2,437

Health Care (0.1%):
Abcam PLC, ADR(a)	4,370	102
AstraZeneca PLC, ADR	5,903	423
Genus PLC	2,174	69
GSK PLC	6,959	124
Immunocore Holdings PLC, ADR(a)	1,318	87
Smith & Nephew PLC	4,836	74
Verona Pharma PLC, ADR(a)	3,872	85
		964
		3,401
United States (94.2%):
Communication Services (8.8%):
Alphabet, Inc. Class A(a)	191,053	25,357
Bandwidth, Inc. Class A(a)	139,567	2,114
Cargurus, Inc.(a)	46,072	1,044
Meta Platforms, Inc. Class A(a)	123,099	39,219
Netflix, Inc.(a)	27,434	12,043
Take-Two Interactive Software, Inc.(a)	81,248	12,426
ZoomInfo Technologies, Inc.(a)	265,842	6,798
99,001

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Science & Technology Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Discretionary (3.9%):
Airbnb, Inc. Class A(a)	15,088	$2,296
Amazon.com, Inc.(a)	308,650	41,261
		43,557
Financials (4.1%):
Block, Inc.(a)	84,884	6,836
FleetCor Technologies, Inc.(a)	3,687	918
Global Payments, Inc.	31,807	3,507
Shift4 Payments, Inc. Class A(a)	104,752	7,227
Visa, Inc. Class A	98,417	23,396
WEX, Inc.(a)	23,825	4,511
		46,395
Health Care (23.6%):
10X Genomics, Inc. Class A(a)	79,571	5,011
89bio, Inc.(a)	323,330	5,122
Abbott Laboratories	3,398	378
Acadia Healthcare Co., Inc.(a)	2,450	194
ACADIA Pharmaceuticals, Inc.(a)	137,536	4,022
ACELYRIN, Inc.(a)	84,155	2,090
Aclaris Therapeutics, Inc.(a)	3,634	36
AdaptHealth Corp.(a)	7,520	103
Addus HomeCare Corp.(a)	1,213	111
Agilent Technologies, Inc.	2,428	296
Agilon Health, Inc.(a)	6,618	127
Akebia Therapeutics, Inc.(a)(b)	2,201,809	3,677
Akero Therapeutics, Inc.(a)	99,268	4,308
Aldeyra Therapeutics, Inc.(a)(b)	571,209	4,635
Alnylam Pharmaceuticals, Inc.(a)	454	89
AmerisourceBergen Corp.	1,970	368
Apellis Pharmaceuticals, Inc.(a)	274,799	7,076
Apogee Therapeutics, Inc.(a)	51,384	1,100
Arcellx, Inc.(a)	93,827	3,214
Arcturus Therapeutics Holdings, Inc.(a)	57,537	2,011
Avantor, Inc.(a)	3,710	76
Axsome Therapeutics, Inc.(a)(b)	22,913	1,798
Becton Dickinson & Co.	732	204
Biogen, Inc.(a)	779	210
Bio-Techne Corp.	1,010	84
Blueprint Medicines Corp.(a)	636	42
Boston Scientific Corp.(a)	9,607	498
Bridgebio Pharma, Inc.(a)	189,259	6,626
Bristol-Myers Squibb Co.	2,854	177
Cabaletta Bio, Inc.(a)(b)	258,010	3,514
Caribou Biosciences, Inc.(a)(b)	390,163	2,805
Celldex Therapeutics, Inc.(a)	1,727	61
Centene Corp.(a)	7,005	477
Cymabay Therapeutics, Inc.(a)	370,940	4,841
Cytokinetics, Inc.(a)	3,872	129
Danaher Corp.	3,492	891
Dexcom, Inc.(a)	2,881	359
Edwards Lifesciences Corp.(a)	4,644	381
Elanco Animal Health, Inc.(a)	8,826	107
Eli Lilly & Co.	32,499	14,772
Encompass Health Corp.	2,730	180
Exact Sciences Corp.(a)	120,366	11,740
GeneDx Holdings Corp.(a)(b)	52,319	388
Gilead Sciences, Inc.	1,179	90
Guardant Health, Inc.(a)	2,463	96
HCA Healthcare, Inc.	1,668	455

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Science & Technology Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Hologic, Inc.(a)	2,287	$182
Humana, Inc.	1,139	520
Illumina, Inc.(a)	1,416	272
ImmunoGen, Inc.(a)	285,420	5,086
Immunovant, Inc.(a)	202,946	4,633
Inari Medical, Inc.(a)	1,449	83
Insulet Corp.(a)	942	261
Karuna Therapeutics, Inc.(a)	553	110
Krystal Biotech, Inc.(a)	61,479	7,937
Laboratory Corp. of America Holdings	973	208
Lantheus Holdings, Inc.(a)	56,935	4,924
Marinus Pharmaceuticals, Inc.(a)	179,915	1,914
Merck & Co., Inc.	10,692	1,140
Moderna, Inc.(a)	627	74
Molina Healthcare, Inc.(a)	1,168	356
Morphic Holding, Inc.(a)	112,633	6,390
Natera, Inc.(a)	55,202	2,496
Nuvalent, Inc. Class A(a)	95,241	4,748
ORIC Pharmaceuticals, Inc.(a)(b)	451,666	3,776
Owens & Minor, Inc.(a)	2,835	55
Pacific Biosciences of California, Inc.(a)	542,038	7,160
Pfizer, Inc.	24,196	872
Privia Health Group, Inc.(a)	4,243	118
PTC Therapeutics, Inc.(a)	1,347	54
QuidelOrtho Corp.(a)	673	59
Reata Pharmaceuticals, Inc. Class A(a)	28,858	4,778
Regeneron Pharmaceuticals, Inc.(a)	275	204
Regulus Therapeutics, Inc.(a)	627,009	878
Repligen Corp.(a)	779	134
Revance Therapeutics, Inc.(a)	184,029	4,349
REVOLUTION Medicines, Inc.(a)	252,263	6,622
Rocket Pharmaceuticals, Inc.(a)	144,215	2,603
Roivant Sciences Ltd.(a)(b)	419,999	5,032
RxSight, Inc.(a)	69,846	2,331
Sage Therapeutics, Inc.(a)	99,064	3,436
Sagimet Biosciences, Inc. Class A(a)(b)	57,040	910
Sarepta Therapeutics, Inc.(a)	42,327	4,588
Seagen, Inc.(a)	251	48
Shockwave Medical, Inc.(a)	561	146
Stryker Corp.	1,836	520
Surgery Partners, Inc.(a)	3,701	143
Syndax Pharmaceuticals, Inc.(a)	2,108	45
Teleflex, Inc.	481	121
Terns Pharmaceuticals, Inc.(a)(b)	221,917	1,602
TG Therapeutics, Inc.(a)	336,858	6,970
Thermo Fisher Scientific, Inc.	940	516
Twist Bioscience Corp.(a)	102,409	2,493
Tyra Biosciences, Inc.(a)(b)	106,878	1,584
Ultragenyx Pharmaceutical, Inc.(a)	805	35
United Therapeutics Corp.(a)	1,031	250
UnitedHealth Group, Inc.	3,034	1,536
Vaxcyte, Inc.(a)	183,184	8,804
Veeva Systems, Inc. Class A(a)	35,100	7,168
Ventyx Biosciences, Inc.(a)	137,168	5,082
Veracyte, Inc.(a)	2,914	80
Vertex Pharmaceuticals, Inc.(a)	99,109	34,920
Viking Therapeutics, Inc.(a)	302,648	4,388
Waters Corp.(a)	459	127
Y-mAbs Therapeutics, Inc.(a)(b)	266,490	1,623
Zoetis, Inc.	3,104	584
Zymeworks, Inc.(a)	229,342	1,711
264,758

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Science & Technology Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (2.9%):
Ceridian HCM Holding, Inc.(a)	54,630	$3,868
Lyft, Inc. Class A(a)	698,261	8,875
Paycom Software, Inc.	47,346	17,459
Uber Technologies, Inc.(a)	38,365	1,898
		32,100
Information Technology (49.8%):
Advanced Micro Devices, Inc.(a)	93,819	10,733
Aehr Test Systems(a)	187,718	9,791
Ambarella, Inc.(a)	149,036	12,433
Amplitude, Inc. Class A(a)	489,084	5,664
Applied Materials, Inc.	74,865	11,349
AppLovin Corp. Class A(a)	231,516	7,270
Arista Networks, Inc.(a)	26,889	4,170
Backblaze, Inc. Class A(a)	141,344	739
Bentley Systems, Inc. Class B	27,477	1,480
Calix, Inc.(a)	142,921	6,447
Confluent, Inc. Class A(a)	272,295	9,405
Dynatrace, Inc.(a)	168,022	9,189
Extreme Networks, Inc.(a)	256,491	6,820
Fair Isaac Corp.(a)	16,996	14,242
Five9, Inc.(a)	14,519	1,274
Flex Ltd.(a)	260,254	7,121
Gitlab, Inc. Class A(a)(b)	97,693	4,849
GoDaddy, Inc. Class A(a)	22,795	1,757
Guidewire Software, Inc.(a)	22,310	1,892
Harmonic, Inc.(a)	404,637	6,037
HashiCorp, Inc. Class A(a)	59,246	1,754
HubSpot, Inc.(a)	6,750	3,919
Impinj, Inc.(a)	133,843	8,917
KLA Corp.	12,411	6,379
Lam Research Corp.	15,786	11,342
Lattice Semiconductor Corp.(a)	218,460	19,867
MACOM Technology Solutions Holdings, Inc.(a)	300,746	21,028
Marvell Technology, Inc.	90,580	5,900
MaxLinear, Inc.(a)	303,730	7,493
Micron Technology, Inc.	102,426	7,312
Microsoft Corp.	257,361	86,453
MongoDB, Inc.(a)	18,073	7,652
Monolithic Power Systems, Inc.	36,963	20,680
NVIDIA Corp.	76,964	35,965
Okta, Inc.(a)	16,168	1,243
ON Semiconductor Corp.(a)	138,118	14,882
Palo Alto Networks, Inc.(a)	16,844	4,210
RingCentral, Inc. Class A(a)	116,736	4,828
Rogers Corp.(a)	62,822	10,592
Salesforce, Inc.(a)	77,585	17,457
Samsara, Inc. Class A(a)	199,063	5,562
Semtech Corp.(a)	360,819	10,536
SentinelOne, Inc. Class A(a)	70,486	1,175
ServiceNow, Inc.(a)	38,846	22,647
SiTime Corp.(a)	53,390	6,888
SMART Global Holdings, Inc.(a)	264,675	7,040
Snowflake, Inc. Class A(a)	65,022	11,555
Sprout Social, Inc. Class A(a)	128,666	7,352
Squarespace, Inc. Class A(a)	72,913	2,416
Texas Instruments, Inc.	64,795	11,663
Twilio, Inc. Class A(a)	82,575	5,452
Unity Software, Inc.(a)	130,704	5,992

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Science & Technology Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Varonis Systems, Inc.(a)	693,646	$19,908
VeriSign, Inc.(a)	9,065	1,912
Wolfspeed, Inc.(a)(b)	45,420	2,993
Workday, Inc. Class A(a)	21,362	5,066
		558,692
Materials (0.4%):
Ginkgo Bioworks Holdings, Inc.(a)(b)	1,822,289	4,574

Real Estate (0.7%):
Opendoor Technologies, Inc.(a)	1,527,219	7,804
		1,056,881
Total Common Stocks (Cost $724,575)		1,111,830

Rights (0.0%)(c)
United States (0.0%):(c)
Health Care (0.0%):(c)
Abiomed, Inc. CVR Expires 01/02/26 (a)(e)	145	1
Total Rights (Cost $–)		1

Warrants (0.0%)(c)
United States (0.0%):(c)
Health Care (0.0%):(c)
Athenex, Inc.(a)(f)	5,153,482	—	(h)
Nuvation Bio, Inc.(a)	163,388	23
Regulus Therapeutics, Inc.(a)(g)	470,257	—	(h)
		23
Total Warrants (Cost $640)		23

Collateral for Securities Loaned (2.2%)^
United States (2.2%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21% (i)	6,112,315	6,112
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22% (i)	6,112,315	6,112
Invesco Government & Agency Portfolio, Institutional Shares, 5.22% (i)	6,112,315	6,112
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.24% (i)	6,112,315	6,112
Total Collateral for Securities Loaned (Cost $24,448)		24,448
Total Investments (Cost $749,663) — 101.3%		1,136,302
Liabilities in excess of other assets — (1.3)%		(14,458)
NET ASSETS - 100.00%		$1,121,844

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Amount represents less than 0.05% of net assets.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2023, the fair value of these securities was $2,491 thousands and amounted to 0.2% of net assets.
(e)	Security was fair valued using significant unobservable inputs as of July 31, 2023.
(f)	Issuer filed for bankruptcy.
(g)	The following table details the earliest acquisition date and cost of the Fund's restricted securities at July 31, 2023, (amounts in thousands):

Security Name	Acquisition Date	Cost
Regulus Therapeutics, Inc	12/03/2023	$588

(h)	Rounds to less than $1 thousand.
(i)	Rate disclosed is the daily yield on July 31, 2023.

ADR—American Depositary Receipt

CVR—Contingent Value Right

PLC—Public Limited Company

Victory Portfolios III	Schedule of Portfolio Investments
Victory Small Cap Stock Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.0%)
Communication Services (2.3%):
Cargurus, Inc.(a)	63,262	$1,433
Chicken Soup For The Soul Entertainment, Inc.(a)(b)	119,631	144
Cian PLC, ADR(a)(c)	914	—	(d)
Cinemark Holdings, Inc.(a)	105,900	1,767
Cogent Communications Holdings, Inc.	38,519	2,359
IDT Corp. Class B(a)	28,366	673
Iridium Communications, Inc.	8,924	469
Lions Gate Entertainment Corp. Class B(a)	109,500	802
Madison Square Garden Sports Corp.	8,820	1,876
Magnite, Inc.(a)	555,118	8,399
Shutterstock, Inc.	23,929	1,231
TechTarget, Inc.(a)	27,144	882
Thryv Holdings, Inc.(a)	61,704	1,462
United States Cellular Corp.(a)	32,735	580
ZipRecruiter, Inc.(a)	44,966	833
		22,910
Consumer Discretionary (10.5%):
Acushnet Holdings Corp.	61,279	3,654
Adient PLC(a)	13,980	595
Asbury Automotive Group, Inc.(a)	6,494	1,465
Big 5 Sporting Goods Corp.(b)	95,803	917
BJ's Restaurants, Inc.(a)	135,044	5,086
Bloomin' Brands, Inc.(b)	74,000	1,988
Bright Horizons Family Solutions, Inc.(a)	9,300	902
Brunswick Corp.	41,425	3,575
Century Communities, Inc.	34,350	2,653
Columbia Sportswear Co.	13,870	1,090
Dillard's, Inc. Class A(b)	2,348	806
Etsy, Inc.(a)	7,357	748
First Watch Restaurant Group, Inc.(a)	20,372	380
Foot Locker, Inc.	74,578	2,004
Fox Factory Holding Corp.(a)	2,384	267
Frontdoor, Inc.(a)	42,095	1,470
Genius Sports Ltd.(a)	112,675	883
Gentherm, Inc.(a)	52,406	3,132
G-III Apparel Group Ltd.(a)	64,461	1,335
Group 1 Automotive, Inc.	7,895	2,041
Hibbett, Inc.	22,149	1,028
Installed Building Products, Inc.	15,590	2,308

Victory Portfolios III	Schedule of Portfolio Investments — continued

Victory Small Cap Stock Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Kontoor Brands, Inc.(b)	28,561	$1,210
Latham Group, Inc.(a)	646,197	2,546
Life Time Group Holdings, Inc.(a)	11,047	200
Light & Wonder, Inc.(a)	45,400	3,192
Macy's, Inc.	90,000	1,493
MarineMax, Inc.(a)	36,329	1,465
Marriott Vacations Worldwide Corp.	10,250	1,317
Meritage Homes Corp.	21,500	3,202
Modine Manufacturing Co.(a)	87,087	3,271
Murphy USA, Inc.	5,727	1,758
Nordstrom, Inc.(b)	64,908	1,500
Perdoceo Education Corp.(a)	88,648	1,184
Portillo's, Inc. Class A(a)	113,704	2,621
PVH Corp.	17,037	1,527
Signet Jewelers Ltd.	41,596	3,348
Smith & Wesson Brands, Inc.	92,014	1,171
Sonic Automotive, Inc. Class A	28,836	1,381
Sonos, Inc.(a)	215,066	3,686
Steven Madden Ltd.	42,609	1,422
Stoneridge, Inc.(a)	18,103	370
Taylor Morrison Home Corp.(a)	58,321	2,824
The Lovesac Co.(a)	17,510	513
The Wendy's Co.	101,380	2,179
Thor Industries, Inc.	36,858	4,257
ThredUp, Inc. Class A(a)(b)	247,977	873
Topgolf Callaway Brands Corp.(a)	309,021	6,171
Tri Pointe Homes, Inc.(a)	118,233	3,769
Udemy, Inc.(a)	21,200	250
Under Armour, Inc. Class C(a)	149,850	1,112
Upbound Group, Inc.	33,481	1,160
Vista Outdoor, Inc.(a)	36,139	1,095
Visteon Corp.(a)	13,500	2,080
W.W. International, Inc.(a)	78,530	915
Winnebago Industries, Inc.	22,575	1,553
YETI Holdings, Inc.(a)	32,397	1,380
		106,322
Consumer Staples (2.3%):
Central Garden & Pet Co. Class A(a)	29,849	1,141
Edgewell Personal Care Co.	27,600	1,088
Grocery Outlet Holding Corp.(a)	31,030	1,038
Herbalife Ltd.(a)	42,237	686

Victory Portfolios III	Schedule of Portfolio Investments — continued

Victory Small Cap Stock Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Ingles Markets, Inc. Class A	15,478	$1,312
National Beverage Corp.(a)	11,031	583
Nomad Foods Ltd.(a)	132,420	2,354
Oddity Tech Ltd.(a)	1,008	54
Sprouts Farmers Market, Inc.(a)	29,775	1,169
The Andersons, Inc.	31,500	1,538
The Beauty Health Co.(a)	110,613	917
The Simply Good Foods Co.(a)	35,110	1,359
The Vita Coco Co., Inc.(a)(b)	77,111	2,037
TreeHouse Foods, Inc.(a)	21,906	1,131
U.S. Foods Holding Corp.(a)	56,050	2,395
USANA Health Sciences, Inc.(a)	21,290	1,382
Vector Group Ltd.	138,107	1,812
WD-40 Co.	4,385	1,006
		23,002
Energy (6.6%):
Arch Resources, Inc.(b)	9,160	1,177
Atlas Energy Solutions, Inc. Class A	96,034	1,897
Cactus, Inc. Class A	61,057	3,100
California Resources Corp.	34,940	1,864
Chord Energy Corp.	13,600	2,133
Civitas Resources, Inc.	55,210	4,133
CONSOL Energy, Inc.	24,758	1,845
Crescent Energy Co. Class A(b)	100,048	1,188
CVR Energy, Inc.	27,597	1,014
DHT Holdings, Inc.	77,559	764
Diamond Offshore Drilling, Inc.(a)	169,882	2,689
Dorian LPG Ltd.	46,562	1,385
Expro Group Holdings NV(a)	231,827	5,144
Green Plains, Inc.(a)	126,585	4,495
Gulfport Energy Corp.(a)	15,670	1,605
International Seaways, Inc.	55,235	2,369
Liberty Energy, Inc.	74,090	1,220
Magnolia Oil & Gas Corp. Class A	59,498	1,318
Matador Resources Co.	68,668	3,820
Murphy Oil Corp.	83,553	3,615
Northern Oil and Gas, Inc.	79,600	3,134
PBF Energy, Inc. Class A	39,925	1,894
Peabody Energy Corp.	31,352	704
Permian Resources Corp.	190,000	2,221
Plains GP Holdings LP Class A(b)	153,340	2,406

Victory Portfolios III	Schedule of Portfolio Investments — continued

Victory Small Cap Stock Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
RPC, Inc.	540,286	$4,495
SM Energy Co.	46,985	1,705
Solaris Oilfield Infrastructure, Inc. Class A	271,695	2,970
Teekay Corp.(a)	165,301	1,101
		67,405
Financials (15.4%):
Ameris Bancorp	51,300	2,239
Arbor Realty Trust, Inc.(b)	20,441	346
Ares Commercial Real Estate Corp.(b)	53,210	567
Artisan Partners Asset Management, Inc. Class A	78,686	3,265
Assured Guaranty Ltd.	21,500	1,285
Atlantic Union Bankshares Corp.	55,084	1,762
Banc of California, Inc.	93,350	1,326
Blackstone Mortgage Trust, Inc. Class A	61,250	1,408
Brightsphere Investment Group, Inc.	50,294	1,070
Cathay General Bancorp	44,897	1,708
Chimera Investment Corp.	112,309	705
Donnelley Financial Solutions, Inc.(a)	26,998	1,277
Dynex Capital, Inc.	103,000	1,344
Employers Holdings, Inc.	59,892	2,314
Enova International, Inc.(a)	35,904	1,978
Essent Group Ltd.	43,248	2,145
Euronet Worldwide, Inc.(a)	37,568	3,301
EVERTEC, Inc.	161,624	6,357
FB Financial Corp.	44,400	1,573
Fidelis Insurance Holdings Ltd.(a)	97,450	1,353
First Bancorp	319,080	4,738
First Bancorp/Southern Pines NC	37,000	1,224
First Busey Corp.	178,587	3,868
First Merchants Corp.	54,800	1,760
Fulton Financial Corp.	117,824	1,685
Genworth Financial, Inc.(a)	283,876	1,664
Glacier Bancorp, Inc.	51,500	1,684
Globe Life, Inc.	26,960	3,024
Goosehead Insurance, Inc. Class A(a)	13,295	889
Hagerty, Inc. Class A(a)(b)	3,572	32
Heartland Financial USA, Inc.	44,322	1,522
Home BancShares, Inc.	154,494	3,756
Houlihan Lokey, Inc.	27,887	2,785
International Bancshares Corp.	40,659	2,018
Jackson Financial, Inc. Class A	35,976	1,188

Victory Portfolios III	Schedule of Portfolio Investments — continued

Victory Small Cap Stock Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
James River Group Holdings Ltd.	125,098	$2,313
Kemper Corp.	101,128	5,154
Kinsale Capital Group, Inc.	6,018	2,242
Ladder Capital Corp.	117,000	1,286
Lakeland Financial Corp.	14,938	828
Lincoln National Corp.	39,666	1,112
MGIC Investment Corp.	105,200	1,761
Moelis & Co. Class A	26,019	1,271
Mr. Cooper Group, Inc.(a)	37,212	2,157
New York Mortgage Trust, Inc.	57,371	582
NMI Holdings, Inc. Class A(a)	45,240	1,208
Northwest Bancshares, Inc.	124,900	1,544
OFG Bancorp	113,171	3,790
Old National Bancorp	135,340	2,305
Pacific Premier Bancorp, Inc.	74,860	1,912
PennyMac Financial Services, Inc.	17,773	1,337
Pinnacle Financial Partners, Inc.	30,250	2,296
PJT Partners, Inc. Class A	22,860	1,813
Primerica, Inc.	21,644	4,604
Prosperity Bancshares, Inc.	27,300	1,729
RLI Corp.	23,203	3,096
Selective Insurance Group, Inc.	18,908	1,951
ServisFirst Bancshares, Inc.	24,721	1,475
SouthState Corp.	66,504	5,165
Stellar Bancorp, Inc.	21,410	532
Stewart Information Services Corp.	51,577	2,431
Stifel Financial Corp.	92,358	5,868
StoneCo Ltd. Class A(a)	48,288	700
Synovus Financial Corp.	40,300	1,366
Texas Capital Bancshares, Inc.(a)	87,710	5,600
The Bancorp, Inc.(a)	42,639	1,616
The Bank of NT Butterfield & Son Ltd.	46,780	1,503
Toast, Inc. Class A(a)	70,708	1,561
Tradeweb Markets, Inc. Class A	13,510	1,105
UMB Financial Corp.	22,110	1,570
United Community Banks, Inc.	72,600	2,110
Valley National Bancorp	241,000	2,473
Veritex Holdings, Inc.	56,000	1,205
Virtus Investment Partners, Inc.	7,900	1,625
White Mountains Insurance Group Ltd.	1,420	2,197
		155,553

Victory Portfolios III	Schedule of Portfolio Investments — continued

Victory Small Cap Stock Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Health Care (17.9%):
ACADIA Pharmaceuticals, Inc.(a)	55,547	$1,624
Akoya Biosciences, Inc.(a)	105,582	729
Alector, Inc.(a)	117,178	804
Alkermes PLC(a)	53,036	1,553
AMN Healthcare Services, Inc.(a)	14,968	1,604
Amneal Pharmaceuticals, Inc.(a)	272,939	873
Apellis Pharmaceuticals, Inc.(a)	20,068	517
Arcturus Therapeutics Holdings, Inc.(a)	11,188	391
Arcus Biosciences, Inc.(a)	92,880	1,848
Arrowhead Pharmaceuticals, Inc.(a)	21,948	758
Avanos Medical, Inc.(a)	51,821	1,268
Azenta, Inc.(a)	40,326	1,895
Bausch + Lomb Corp.(a)(b)	92,160	1,831
Beam Therapeutics, Inc.(a)(b)	13,729	424
BioLife Solutions, Inc.(a)	90,558	1,800
Biomerica, Inc.(a)(b)	117,694	155
bluebird bio, Inc.(a)(b)	612,195	2,406
Blueprint Medicines Corp.(a)	27,550	1,818
Brookdale Senior Living, Inc.(a)	204,000	718
CareDx, Inc.(a)	45,392	495
Castle Biosciences, Inc.(a)	196,789	3,316
Catalyst Pharmaceuticals, Inc.(a)	85,678	1,185
Collegium Pharmaceutical, Inc.(a)	95,507	2,174
Corcept Therapeutics, Inc.(a)	92,957	2,369
CorVel Corp.(a)	36,743	7,516
Cross Country Healthcare, Inc.(a)	43,616	1,125
CryoPort, Inc.(a)	72,936	1,172
CytoSorbents Corp.(a)	184,895	660
Definitive Healthcare Corp.(a)	284,653	3,367
DocGo, Inc.(a)	18,510	155
Dynavax Technologies Corp.(a)	101,814	1,424
Eagle Pharmaceuticals, Inc.(a)	25,234	524
Edgewise Therapeutics, Inc.(a)	134,237	979
Embecta Corp.	29,279	625
Encompass Health Corp.	59,190	3,908
Evolent Health, Inc. Class A(a)	73,274	2,227
Figs, Inc. Class A(a)	30,427	224
Fortrea Holdings, Inc.(a)	30,880	987
Fulgent Genetics, Inc.(a)	36,489	1,417
Globus Medical, Inc.(a)	23,290	1,404

Victory Portfolios III	Schedule of Portfolio Investments — continued

Victory Small Cap Stock Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Haemonetics Corp.(a)	28,919	$2,668
Halozyme Therapeutics, Inc.(a)	142,939	6,141
Harmony Biosciences Holdings, Inc.(a)	15,538	550
Harvard Bioscience, Inc.(a)	54,862	255
Health Catalyst, Inc.(a)	109,204	1,532
HealthEquity, Inc.(a)	7,737	526
iCAD, Inc.(a)(b)	100,028	277
ICU Medical, Inc.(a)	5,814	1,036
ImmunoGen, Inc.(a)	76,394	1,361
Insmed, Inc.(a)	62,169	1,373
Integer Holdings Corp.(a)	70,075	6,481
Intellia Therapeutics, Inc.(a)	55,586	2,353
Ironwood Pharmaceuticals, Inc.(a)	301,987	3,349
iTeos Therapeutics, Inc.(a)	75,615	1,063
Kezar Life Sciences, Inc.(a)	396,887	889
Kiniksa Pharmaceuticals Ltd. Class A(a)	84,700	1,596
Lantheus Holdings, Inc.(a)	9,266	801
LivaNova PLC(a)	39,840	2,329
MaxCyte, Inc.(a)	119,932	536
Medpace Holdings, Inc.(a)	22,574	5,715
Merit Medical Systems, Inc.(a)	32,027	2,391
Mesa Laboratories, Inc.	9,930	1,278
Mirati Therapeutics, Inc.(a)	36,134	1,094
MoonLake Immunotherapeutics(a)	13,809	840
Myriad Genetics, Inc.(a)	41,637	931
Natera, Inc.(a)	38,039	1,720
Neogen Corp.(a)	250,523	5,810
Nupathe, Inc.(a)(c)	133,709	—	(d)
Olink Holding AB, ADR(a)	74,129	1,408
Omniab, Inc.(a)(c)	7,105	—
Omniab, Inc.(a)(c)	7,105	—
Omnicell, Inc.(a)	23,308	1,472
OrthoPediatrics Corp.(a)	46,535	1,943
Owens & Minor, Inc.(a)	63,036	1,213
Pacific Biosciences of California, Inc.(a)	108,544	1,434
Pacira BioSciences, Inc.(a)	36,331	1,321
Patterson Cos., Inc.	67,500	2,220
Perrigo Co. PLC	32,900	1,205
Phreesia, Inc.(a)	10,945	347
Pliant Therapeutics, Inc.(a)	102,340	1,826
Prestige Consumer Healthcare, Inc.(a)	51,327	3,347

Victory Portfolios III	Schedule of Portfolio Investments — continued

Victory Small Cap Stock Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Progyny, Inc.(a)	20,231	$845
Prothena Corp. PLC(a)	39,326	2,708
Quanterix Corp.(a)	81,765	2,031
Renalytix PLC, ADR(a)	14,013	41
Repligen Corp.(a)	15,300	2,625
Revance Therapeutics, Inc.(a)	43,965	1,039
Select Medical Holdings Corp.	118,073	3,543
Shockwave Medical, Inc.(a)	5,632	1,468
SI-BONE, Inc.(a)	89,181	2,297
SIGA Technologies, Inc.	153,885	883
Silk Road Medical, Inc.(a)	44,405	1,014
STAAR Surgical Co.(a)	51,369	2,813
Stoke Therapeutics, Inc.(a)(b)	119,012	790
Supernus Pharmaceuticals, Inc.(a)	44,980	1,380
Tandem Diabetes Care, Inc.(a)	99,582	3,477
The Ensign Group, Inc.	57,304	5,551
TransMedics Group, Inc.(a)	17,927	1,670
U.S. Physical Therapy, Inc.	9,771	1,136
UFP Technologies, Inc.(a)	21,854	4,254
Vanda Pharmaceuticals, Inc.(a)	127,610	738
Veracyte, Inc.(a)	61,748	1,695
Vericel Corp.(a)	125,213	4,498
Vir Biotechnology, Inc.(a)	47,664	671
Xenon Pharmaceuticals, Inc.(a)	22,046	814
Zymeworks, Inc.(a)	126,716	945
		181,826
Industrials (19.1%):
AAON, Inc.	16,257	1,711
AAR Corp.(a)	36,825	2,202
ACCO Brands Corp.	171,888	1,047
Alta Equipment Group, Inc.	72,176	1,166
Ameresco, Inc. Class A(a)	35,906	2,090
Applied Industrial Technologies, Inc.	9,630	1,396
ArcBest Corp.	50,005	5,817
Array Technologies, Inc.(a)	185,439	3,533
Atkore, Inc.(a)	29,977	4,756
Axon Enterprise, Inc.(a)	14,183	2,637
BlueLinx Holdings, Inc.(a)	17,819	1,679
Boise Cascade Co.	47,839	4,951
BWX Technologies, Inc.	22,720	1,568
Cadre Holdings, Inc.	41,409	964

Victory Portfolios III	Schedule of Portfolio Investments — continued

Victory Small Cap Stock Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Casella Waste Systems, Inc.(a)	40,392	$3,259
Chart Industries, Inc.(a)	29,361	5,348
Columbus McKinnon Corp.	47,229	2,000
Conduent, Inc.(a)	200,155	693
Core & Main, Inc. Class A(a)	66,450	2,100
CoreCivic, Inc.(a)	67,112	651
CRA International, Inc.	11,007	1,102
Crane NXT Co.	13,270	785
Curtiss-Wright Corp.	11,450	2,191
Deluxe Corp.	52,084	989
Eagle Bulk Shipping, Inc.(b)	20,054	926
EMCOR Group, Inc.	31,471	6,767
Encore Wire Corp.	11,246	1,920
Enovix Corp.(a)(b)	91,330	1,965
Esab Corp.	25,600	1,759
ExlService Holdings, Inc.(a)	33,427	4,712
Exponent, Inc.	52,004	4,658
Federal Signal Corp.	22,042	1,347
Finning International, Inc.	39,180	1,350
Fiverr International Ltd.(a)	7,807	235
Fluor Corp.(a)	106,531	3,300
Forward Air Corp.	30,279	3,598
Gates Industrial Corp. PLC(a)	75,080	1,023
Gibraltar Industries, Inc.(a)	98,496	6,370
Golden Ocean Group Ltd.(b)	117,286	919
Granite Construction, Inc.	45,690	1,870
Hayward Holdings, Inc.(a)	172,310	2,302
Hexcel Corp.	60,322	4,264
Hub Group, Inc. Class A(a)	20,000	1,803
Hudson Technologies, Inc.(a)	62,774	571
ICF International, Inc.	7,960	936
JELD-WEN Holding, Inc.(a)	75,874	1,351
Kforce, Inc.	13,494	856
Kirby Corp.(a)	18,250	1,487
Korn Ferry	20,872	1,100
Kornit Digital Ltd.(a)	144,436	4,577
Landstar System, Inc.	21,574	4,392
Marten Transport Ltd.	25,494	578
Matson, Inc.	37,043	3,462
Moog, Inc. Class A	21,971	2,317
Mueller Industries, Inc.	21,515	1,744

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Small Cap Stock Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Mueller Water Products, Inc. Class A	44,750	$720
MYR Group, Inc.(a)	12,164	1,734
NOW, Inc.(a)	388,518	4,425
Paycom Software, Inc.	1,750	645
Paylocity Holding Corp.(a)	3,734	847
RB Global, Inc.	10,906	703
RBC Bearings, Inc.(a)	32,518	7,351
Rush Enterprises, Inc. Class A	29,151	1,885
Ryder System, Inc.	14,500	1,481
Saia, Inc.(a)	3,930	1,663
SPX Technologies, Inc.(a)	6,083	515
Standex International Corp.	19,822	2,945
Terex Corp.	27,694	1,624
The AZEK Co., Inc.(a)	36,184	1,129
The Brink's Co.	9,292	678
The GEO Group, Inc.(a)	109,088	815
The Timken Co.	25,705	2,387
Titan Machinery, Inc.(a)	32,190	1,027
Trex Co., Inc.(a)	38,818	2,684
TTEC Holdings, Inc.	25,565	880
UFP Industries, Inc.	95,843	9,849
Veritiv Corp.	11,509	1,613
Verra Mobility Corp.(a)	42,620	895
Viad Corp.(a)	9,253	261
Vicor Corp.(a)	21,091	1,946
Wabash National Corp.	57,529	1,362
Watts Water Technologies, Inc. Class A	10,970	2,046
Werner Enterprises, Inc.	55,130	2,592
WillScot Mobile Mini Holdings Corp.(a)	106,450	5,104
WNS Holdings Ltd., ADR(a)	32,607	2,253
		193,153
Information Technology (15.3%):
908 Devices, Inc.(a)(b)	239,393	1,666
A10 Networks, Inc.	60,235	935
Adeia, Inc.	103,750	1,247
Advanced Energy Industries, Inc.	49,666	6,217
Airgain, Inc.(a)	110,997	527
Akoustis Technologies, Inc.(a)(b)	169,996	406
Ambarella, Inc.(a)	53,609	4,472
Appian Corp. Class A(a)	2,021	104
Arteris, Inc.(a)	135,385	1,028

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Small Cap Stock Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Avid Technology, Inc.(a)	28,998	$691
AXT, Inc.(a)	152,767	475
Badger Meter, Inc.	13,391	2,205
Belden, Inc.	35,751	3,455
Canadian Solar, Inc.(a)(b)	13,602	492
CCC Intelligent Solutions Holdings, Inc.(a)	19,919	219
CEVA, Inc.(a)	28,282	768
Ciena Corp.(a)	45,353	1,914
CommVault Systems, Inc.(a)	19,240	1,499
Confluent, Inc. Class A(a)	74,583	2,576
Consensus Cloud Solutions, Inc.(a)	14,240	461
CyberArk Software Ltd.(a)	14,938	2,480
Digital Turbine, Inc.(a)	22,585	245
Diodes, Inc.(a)	81,485	7,699
Ebix, Inc.	56,803	1,759
Enphase Energy, Inc.(a)	1,495	227
ePlus, Inc.(a)	79,787	4,496
First Solar, Inc.(a)	4,780	991
Five9, Inc.(a)	7,976	700
FormFactor, Inc.(a)	174,741	6,493
Globant SA(a)	2,811	491
Grid Dynamics Holdings, Inc.(a)	187,768	1,957
Guidewire Software, Inc.(a)	23,173	1,966
Harmonic, Inc.(a)	138,129	2,061
HashiCorp, Inc. Class A(a)	24,797	734
HubSpot, Inc.(a)	950	552
indie Semiconductor, Inc. Class A(a)	456,314	4,326
Infinera Corp.(a)(b)	246,582	1,110
Insight Enterprises, Inc.(a)	32,853	4,819
JFrog Ltd.(a)	23,200	714
Knowles Corp.(a)	62,894	1,149
Kulicke & Soffa Industries, Inc.	28,166	1,687
Limelight Networks, Inc.(a)	669,908	526
Methode Electronics, Inc.	26,566	894
Monolithic Power Systems, Inc.	2,390	1,337
NetScout Systems, Inc.(a)	39,544	1,105
Nova Ltd.(a)(b)	3,498	434
Nutanix, Inc. Class A(a)	70,663	2,134
Okta, Inc.(a)	8,600	661
Onto Innovation, Inc.(a)	19,542	2,429
OSI Systems, Inc.(a)	16,791	2,002

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Small Cap Stock Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Perficient, Inc.(a)	96,152	$6,134
Photronics, Inc.(a)	63,721	1,685
Plexus Corp.(a)	14,250	1,403
Porch Group, Inc.(a)(b)	455,479	619
Power Integrations, Inc.	31,004	3,012
Progress Software Corp.	19,240	1,156
PROS Holdings, Inc.(a)	94,783	3,602
PTC, Inc.(a)	16,180	2,359
Pure Storage, Inc. Class A(a)	77,583	2,870
Qualys, Inc.(a)	24,373	3,383
Radware Ltd.(a)	61,910	1,163
Rapid7, Inc.(a)	20,189	927
Riskified Ltd. Class A(a)	144,330	697
Rogers Corp.(a)	1,903	321
Sanmina Corp.(a)	61,540	3,782
Semtech Corp.(a)	59,000	1,723
Silicon Laboratories, Inc.(a)	9,783	1,459
SiTime Corp.(a)	4,225	545
Smartsheet, Inc. Class A(a)	19,272	856
SolarEdge Technologies, Inc.(a)	959	232
SolarWinds Corp.(a)	66,345	699
SoundThinking, Inc.(a)	10,207	232
Sprout Social, Inc. Class A(a)	42,440	2,425
SPS Commerce, Inc.(a)	13,965	2,519
Squarespace, Inc. Class A(a)	32,212	1,067
Super Micro Computer, Inc.(a)	1,220	403
Synaptics, Inc.(a)	17,542	1,584
Teradata Corp.(a)	30,130	1,713
Twilio, Inc. Class A(a)	22,867	1,510
Varonis Systems, Inc.(a)	53,968	1,549
Veeco Instruments, Inc.(a)	192,968	5,434
Verint Systems, Inc.(a)	76,040	2,842
Vishay Intertechnology, Inc.	73,030	2,056
Wix.com Ltd.(a)	4,645	438
Workiva, Inc.(a)	8,240	868
Xerox Holdings Corp.	79,856	1,276
Zeta Global Holdings Corp. Class A(a)	89,236	823
		154,901
Materials (3.5%):
Alpha Metallurgical Resources, Inc.	7,986	1,383
ATI, Inc.(a)	39,770	1,896

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Small Cap Stock Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Axalta Coating Systems Ltd.(a)	30,860	$988
Balchem Corp.	21,893	2,950
Commercial Metals Co.	37,000	2,117
Constellium SE(a)	83,880	1,601
Ecovyst, Inc.(a)	233,660	2,872
Graphic Packaging Holding Co.	64,560	1,562
Greif, Inc. Class A	25,020	1,851
LSB Industries, Inc.(a)	136,158	1,521
Materion Corp.	29,146	3,472
O-I Glass, Inc.(a)	89,800	2,062
Olin Corp.	31,760	1,832
Summit Materials, Inc. Class A(a)	94,313	3,412
Sylvamo Corp.	14,739	723
TimkenSteel Corp.(a)	57,489	1,339
Tronox Holdings PLC	189,811	2,523
Warrior Met Coal, Inc.	34,453	1,525
		35,629
Real Estate (4.5%):
Alexander & Baldwin, Inc.	88,412	1,698
Apartment Investment and Management Co.	80,372	669
Armada Hoffler Properties, Inc.	50,611	629
Brandywine Realty Trust	173,966	879
CareTrust REIT, Inc.	75,950	1,579
Corporate Office Properties Trust	71,040	1,847
CTO Realty Growth, Inc.	31,845	557
DiamondRock Hospitality Co.	205,000	1,742
DigitalBridge Group, Inc.	58,634	939
Easterly Government Properties, Inc.	108,440	1,601
Equity Commonwealth	87,210	1,708
Essential Properties Realty Trust, Inc.	71,500	1,755
Four Corners Property Trust, Inc.	71,670	1,885
Gladstone Commercial Corp.	48,306	642
Gladstone Land Corp.	31,338	525
Independence Realty Trust, Inc.	53,343	909
Kite Realty Group Trust	46,758	1,070
LXP Industrial Trust	173,400	1,746
National Health Investors, Inc.	14,337	787
Office Properties Income Trust	95,740	737
Outfront Media, Inc.	45,654	706
Pebblebrook Hotel Trust	48,920	756
Physicians Realty Trust	142,750	2,104

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Small Cap Stock Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
PotlatchDeltic Corp.	69,033	$3,702
Ryman Hospitality Properties, Inc.	11,618	1,107
Sabra Health Care REIT, Inc.	151,000	1,961
Service Properties Trust	88,545	752
SITE Centers Corp.	157,700	2,216
STAG Industrial, Inc.	81,593	2,962
Summit Hotel Properties, Inc.	161,000	1,037
The Howard Hughes Corp.(a)	29,420	2,484
The Macerich Co.	66,909	853
Veris Residential, Inc.(a)	59,300	1,108
		45,652
Utilities (1.6%):
ALLETE, Inc.	51,440	2,954
Black Hills Corp.	20,550	1,240
Brookfield Infrastructure Corp. Class A	32,705	1,528
Clearway Energy, Inc. Class C	44,136	1,166
NorthWestern Corp.	31,733	1,792
ONE Gas, Inc.	42,840	3,390
Otter Tail Corp.	23,496	1,903
Portland General Electric Co.	41,630	1,985
		15,958
Total Common Stocks (Cost $839,680)		1,002,311

Rights (0.0%)(e)
Health Care (0.0%):(e)
Flexion Therapeutics, Inc.(a)(c)	58,207	1
Total Rights (Cost $36)		1

Exchange-Traded Funds (0.1%)
iShares Russell 2000 ETF(b)	2,166	430
Total Exchange-Traded Funds (Cost $385)		430

Collateral for Securities Loaned (2.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(f)	5,123,420	5,123
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22%(f)	5,123,420	5,124
Invesco Government & Agency Portfolio, Institutional Shares, 5.22%(f)	5,123,420	5,124
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.24%(f)	5,123,420	5,123
Total Collateral for Securities Loaned (Cost $20,494)		20,494
Total Investments (Cost $860,595) — 101.1%		1,023,236
Liabilities in excess of other assets — (1.1)%		(10,865)
NET ASSETS - 100.00%		$1,012,371

At July 31, 2023, the Fund's investments in foreign securities were 6.1% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security was fair valued using significant unobservable inputs as of July 31, 2023.
(d)	Rounds to less than $1 thousand.
(e)	Amount represents less than 0.05% of net assets.
(f)	Rate disclosed is the daily yield on July 31, 2023.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
LP—Limited Partnership
PLC—Public Limited Company
REIT—Real Estate Investment Trust

Victory Portfolios III	Schedule of Portfolio Investments
Victory Value Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (99.1%)
Communication Services (4.9%):
Alphabet, Inc. Class A(a)	190,942	$25,342
AT&T, Inc.	259,303	3,765
Comcast Corp. Class A	179,278	8,114
Meta Platforms, Inc. Class A(a)	42,636	13,584
Playtika Holding Corp.(a)	270,464	3,229
Verizon Communications, Inc.	148,579	5,064
		59,098
Consumer Discretionary (6.2%):
Amazon.com, Inc.(a)	17,800	2,380
AutoNation, Inc.(a)	32,979	5,309
Bath & Body Works, Inc.	74,883	2,775
Best Buy Co., Inc.	56,232	4,670
Darden Restaurants, Inc.	23,200	3,919
Deckers Outdoor Corp.(a)	7,291	3,964
Ford Motor Co.	350,068	4,624
LKQ Corp.	212,295	11,632
Mattel, Inc.(a)	289,800	6,173
Penske Automotive Group, Inc.	23,894	3,857
PulteGroup, Inc.	52,438	4,425
The Home Depot, Inc.	17,585	5,871
Ulta Beauty, Inc.(a)	5,103	2,270
Whirlpool Corp.	19,073	2,751
Williams-Sonoma, Inc.	40,428	5,605
Yum! Brands, Inc.	34,361	4,730
		74,955
Consumer Staples (6.9%):
Altria Group, Inc.	142,258	6,461
Colgate-Palmolive Co.	36,905	2,814
Diageo PLC, ADR	28,100	4,944
Keurig Dr Pepper, Inc.	480,092	16,328
Mondelez International, Inc. Class A	167,200	12,395
Philip Morris International, Inc.	60,069	5,990
Target Corp.	17,235	2,352
The Kroger Co.	92,315	4,490
The Procter & Gamble Co.	45,030	7,038
Tyson Foods, Inc. Class A	50,608	2,820
U.S. Foods Holding Corp.(a)	259,900	11,106
Walmart, Inc.	45,522	7,277
		84,015

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Value Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Energy (6.2%):
Chevron Corp.	53,800	$8,805
ConocoPhillips	56,681	6,672
Devon Energy Corp.	87,935	4,749
Enterprise Products Partners LP	390,324	10,348
EOG Resources, Inc.	33,394	4,426
Exxon Mobil Corp.	135,168	14,495
Hess Corp.	80,000	12,138
Marathon Oil Corp.	185,145	4,864
Pioneer Natural Resources Co.	14,448	3,260
Valero Energy Corp.	44,690	5,761
		75,518
Financials (21.6%):
Affiliated Managers Group, Inc.	32,681	4,531
American Financial Group, Inc.	18,691	2,273
Ameriprise Financial, Inc.	19,762	6,886
Brown & Brown, Inc.	222,900	15,703
Capital One Financial Corp.	37,687	4,410
Cboe Global Markets, Inc.	112,700	15,742
Citigroup, Inc.	77,239	3,681
Commerce Bancshares, Inc.	31,773	1,690
Credit Acceptance Corp.(a)(b)	3,275	1,823
Discover Financial Services	56,415	5,955
East West Bancorp, Inc.	69,269	4,309
Evercore, Inc.	35,674	4,818
Fairfax Financial Holdings Ltd.	40,200	32,076
Fidelity National Financial, Inc.	155,724	6,100
FleetCor Technologies, Inc.(a)	50,570	12,587
JPMorgan Chase & Co.	140,505	22,194
LPL Financial Holdings, Inc.	21,946	5,033
Markel Group, Inc.(a)	18,000	26,095
Mastercard, Inc. Class A	11,988	4,727
MGIC Investment Corp.	374,725	6,273
New York Community Bancorp, Inc.	266,526	3,697
PayPal Holdings, Inc.(a)	43,456	3,295
Popular, Inc.	55,794	4,048
Primerica, Inc.	21,971	4,673
Regions Financial Corp.	306,355	6,240
SEI Investments Co.	96,454	6,076
Synchrony Financial	95,223	3,289
T. Rowe Price Group, Inc.	45,339	5,588

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Value Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

The Allstate Corp.	24,757	$2,790
The Goldman Sachs Group, Inc.	18,958	6,747
The Hartford Financial Services Group, Inc.	54,537	3,920
The Progressive Corp.	156,100	19,665
The Travelers Cos., Inc.	11,588	2,000
Visa, Inc. Class A	14,802	3,519
		262,453
Health Care (16.8%):
AbbVie, Inc.	91,700	13,717
Amgen, Inc.	16,286	3,813
Biogen, Inc.(a)	10,469	2,829
Bristol-Myers Squibb Co.	68,638	4,269
CVS Health Corp.	42,675	3,187
Elevance Health, Inc.	9,143	4,312
Eli Lilly & Co.	4,411	2,005
Fortrea Holdings, Inc.(a)	12,959	414
GE HealthCare Technologies, Inc.	83,600	6,521
Gilead Sciences, Inc.	83,310	6,343
HCA Healthcare, Inc.	21,228	5,791
Hologic, Inc.(a)	61,566	4,890
Humana, Inc.	20,038	9,154
IDEXX Laboratories, Inc.(a)	7,227	4,009
Johnson & Johnson	149,444	25,036
Laboratory Corp. of America Holdings	12,959	2,772
McKesson Corp.	23,563	9,482
Medtronic PLC	178,121	15,632
Merck & Co., Inc.	205,261	21,891
Mettler-Toledo International, Inc.(a)	2,641	3,321
Organon & Co.	142,157	3,125
Pfizer, Inc.	135,930	4,902
Quest Diagnostics, Inc.	28,022	3,789
Regeneron Pharmaceuticals, Inc.(a)	4,372	3,244
Royalty Pharma PLC Class A	94,490	2,965
The Cigna Group	55,731	16,446
UnitedHealth Group, Inc.	32,485	16,449
Universal Health Services, Inc. Class B	15,697	2,181
Waters Corp.(a)	8,004	2,211
		204,700
Industrials (13.9%):
3M Co.	61,835	6,895
Booz Allen Hamilton Holding Corp.	35,736	4,327

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Value Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Builders FirstSource, Inc.(a)	42,730	$6,172
CACI International, Inc. Class A(a)	10,541	3,694
Cintas Corp.	11,245	5,645
Cummins, Inc.	23,696	6,180
Eaton Corp. PLC	42,300	8,685
Emerson Electric Co.	33,920	3,099
Expeditors International of Washington, Inc.	36,164	4,604
Fastenal Co.	84,705	4,965
FedEx Corp.	50,079	13,519
Honeywell International, Inc.	12,669	2,459
Johnson Controls International PLC	100,100	6,962
Leidos Holdings, Inc.	130,500	12,206
Lennox International, Inc.	14,122	5,189
Lockheed Martin Corp.	8,514	3,800
ManpowerGroup, Inc.	49,276	3,887
Masco Corp.	69,861	4,239
MSC Industrial Direct Co., Inc.	33,149	3,345
Otis Worldwide Corp.	69,621	6,333
Owens Corning	45,156	6,321
PACCAR, Inc.	72,650	6,257
Parker-Hannifin Corp.	22,900	9,389
RTX Corp.	72,167	6,346
Sensata Technologies Holding PLC	223,200	9,430
Union Pacific Corp.	25,256	5,860
United Parcel Service, Inc. Class B	27,127	5,076
W.W. Grainger, Inc.	5,319	3,928
		168,812
Information Technology (8.3%):
Adobe, Inc.(a)	8,600	4,697
Amdocs Ltd.	32,800	3,071
Amphenol Corp. Class A	95,500	8,434
Analog Devices, Inc.	32,500	6,485
Applied Materials, Inc.	62,400	9,459
Autodesk, Inc.(a)	23,328	4,945
Cadence Design Systems, Inc.(a)	16,757	3,921
Cisco Systems, Inc.	183,307	9,539
Cognizant Technology Solutions Corp. Class A	49,529	3,271
Dell Technologies, Inc. Class C	52,087	2,757
Fortinet, Inc.(a)	39,501	3,070
Intel Corp.	142,253	5,088
International Business Machines Corp.	19,702	2,841

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Value Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Micron Technology, Inc.	23,269	$1,661
Qorvo, Inc.(a)	28,645	3,152
QUALCOMM, Inc.	29,388	3,884
Salesforce, Inc.(a)	28,200	6,345
Skyworks Solutions, Inc.	38,673	4,423
Texas Instruments, Inc.	32,400	5,832
Ubiquiti, Inc.	10,830	1,924
VeriSign, Inc.(a)	19,114	4,032
Vontier Corp.	65,669	2,031
		100,862
Materials (4.2%):
CF Industries Holdings, Inc.	55,984	4,595
Cleveland-Cliffs, Inc.(a)	114,403	2,019
Dow, Inc.	86,097	4,862
Louisiana-Pacific Corp.	50,857	3,872
LyondellBasell Industries NV Class A	35,236	3,483
Nucor Corp.	33,199	5,713
Olin Corp.	69,343	4,000
PPG Industries, Inc.	74,800	10,764
Sealed Air Corp.	167,629	7,647
Steel Dynamics, Inc.	40,805	4,349
		51,304
Real Estate (4.4%):
Alexandria Real Estate Equities, Inc.	76,765	9,648
AvalonBay Communities, Inc.	23,227	4,382
Brixmor Property Group, Inc.	125,478	2,853
Equity LifeStyle Properties, Inc.	89,100	6,342
Gaming and Leisure Properties, Inc.	76,584	3,635
Healthpeak Properties, Inc.	110,587	2,414
Invitation Homes, Inc.	215,500	7,650
Prologis, Inc.	52,543	6,555
Realty Income Corp.	70,309	4,287
Ventas, Inc.	41,793	2,028
VICI Properties, Inc.	134,917	4,247
		54,041
Utilities (5.7%):
Constellation Energy Corp.	73,899	7,142
DTE Energy Co.	54,456	6,224
Duke Energy Corp.	60,153	5,632
Evergy, Inc.	55,414	3,323
Exelon Corp.	315,054	13,188

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Value Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

The AES Corp.	159,107	$3,442
The Southern Co.	65,660	4,750
UGI Corp.	155,029	4,184
Vistra Corp.	754,986	21,185
		69,070
Total Common Stocks (Cost $1,009,305)		1,204,828

Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(c)	320,557	321
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22%(c)	320,557	320
Invesco Government & Agency Portfolio, Institutional Shares, 5.22%(c)	320,557	320
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.24%(c)	320,557	321
Total Collateral for Securities Loaned (Cost $1,282)		1,282
Total Investments (Cost $1,010,587) — 99.2%		1,206,110
Other assets in excess of liabilities — 0.8%		10,337
NET ASSETS - 100.00%		$1,216,447

At July 31, 2023, the Fund's investments in foreign securities were 6.8% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on July 31, 2023.

ADR—American Depositary Receipt
LP—Limited Partnership
PLC—Public Limited Company

Victory Portfolios III	Schedule of Portfolio Investments
Victory Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (8.3%)
ABS Auto (3.9%):
American Credit Acceptance Receivables Trust, Series 2022-1, Class C, 2.12%, 3/13/28, Callable 12/13/24 @ 100(a)	$3,500	$3,402
American Credit Acceptance Receivables Trust, Series 2022-1, Class B, 1.68%, 9/14/26, Callable 12/13/24 @ 100(a)	1,279	1,271
ARI Fleet Lease Trust, Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 5/15/25 @ 100(a)	2,286	2,191
ARI Fleet Lease Trust, Series 2022-A, Class B, 3.79%, 1/15/31, Callable 5/15/25 @ 100(a)	1,400	1,314
Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class B, 7.09%, 4/20/27(a)	3,500	3,537
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class B, 4.27%, 3/20/25, Callable 4/20/24 @ 100(a)	5,250	5,199
Avis Budget Rental Car Funding AESOP LLC, Series 2023-6A, Class C, 7.03%, 12/20/29(a)	4,000	3,959
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class B, 3.55%, 9/22/25, Callable 10/20/24 @ 100(a)	7,500	7,282
Carmax Auto Owner Trust, Series 2023-2, Class B, 5.18%, 11/15/28, Callable 7/15/26 @ 100	5,000	4,956
CarMax Auto Owner Trust, Series 2020-2, Class B, 2.90%, 8/15/25, Callable 4/15/24 @ 100	3,611	3,535
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80%, 9/11/28, Callable 9/10/26 @ 100	2,750	2,531
Chesapeake Funding II LLC, Series 2023-1A, Class C, 6.07%, 5/15/35, Callable 12/15/27 @ 100(a)	1,000	970
Citizens Auto Receivables Trust, Series 2023-1, Class A3, 5.84%, 1/18/28, Callable 1/15/27 @ 100(a)	3,000	3,022
Citizens Auto Receivables Trust, Series 2023-1, Class A4, 5.78%, 10/15/30, Callable 1/15/27 @ 100(a)	2,000	2,028
CPS Auto Receivables Trust, Series 2022-D, Class B, 6.84%, 1/16/29, Callable 11/15/26 @ 100(a)	2,360	2,402
Credit Acceptance Auto Loan Trust, Series 2022-3A, Class B, 7.52%, 12/15/32, Callable 10/15/26 @ 100(a)	3,500	3,553
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 5/15/30, Callable 11/15/24 @ 100(a)	1,919	1,874
Credit Acceptance Auto Loan Trust, Series 2023-2A, Class B, 6.61%, 7/15/33, Callable 12/15/26 @ 100(a)	2,000	1,994
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class B, 1.26%, 4/15/30, Callable 10/15/24 @ 100(a)	5,885	5,606
Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29, Callable 4/15/25 @ 100	2,225	2,067
Enterprise Fleet Financing LLC, Series 2023-2, Class A2, 5.56%, 4/22/30, Callable 2/20/27 @ 100(a)	4,000	3,967
Enterprise Fleet Financing LLC, Series 2023-1, Class A3, 5.42%, 10/22/29, Callable 12/20/26 @ 100(a)	2,222	2,192
Enterprise Fleet Financing LLC, Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 7/20/26 @ 100(a)	4,000	4,003
Exeter Automobile Receivables Trust, Series 2020-2A, Class E, 7.19%, 9/15/27, Callable 11/15/24 @ 100(a)	4,000	4,024
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71%, 3/17/25, Callable 2/15/24 @ 100(a)	3,628	3,603
Flagship Credit Auto Trust, Series 2018-3, Class D, 4.15%, 12/16/24, Callable 3/15/24 @ 100(a)	364	362
Flagship Credit Auto Trust, Series 2020-2, Class D, 5.75%, 4/15/26, Callable 6/15/25 @ 100(a)	3,898	3,864
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04%, 8/15/31, Callable 2/15/25 @ 100(a)	5,333	5,036

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Ford Credit Auto Owner Trust, Series 2023-1, Class B, 5.29%, 8/15/35, Callable 2/15/28 @ 100(a)	$2,467	$2,396
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31, Callable 2/15/25 @ 100(a)	4,000	3,770
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.87%, 1/15/26, Callable 7/15/24 @ 100(a)	960	955
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class B, 0.78%, 11/17/25, Callable 10/15/25 @ 100(a)	3,089	3,054
GLS Auto Receivables Issuer Trust, Series 2019-2A, Class D, 4.52%, 2/17/26, Callable 11/15/23 @ 100(a)	2,400	2,383
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class B, 2.54%, 8/18/25, Callable 1/16/24 @ 100	1,500	1,475
GTE Auto Receivables Trust, Series 2023-1, Class A4, 5.12%, 4/16/29, Callable 5/15/26 @ 100(a)	7,000	6,967
Hertz Vehicle Financing III LLC, Series 2023-1A, Class B, 6.22%, 6/25/27(a)	1,000	991
Hertz Vehicle Financing III LP, Series 2021-2A, Class C, 2.52%, 12/27/27(a)	3,667	3,170
Hertz Vehicle Financing LLC, Series 2022-2A, Class C, 2.95%, 6/26/28, Callable 6/25/27 @ 100(a)	3,500	3,012
Hertz Vehicle Financing LLC, Series 2022-4A, Class B, 4.12%, 9/25/26, Callable 9/25/25 @ 100(a)	2,000	1,903
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05%, 12/26/25(a)	2,000	1,878
JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.88%, 9/25/28, Callable 4/25/25 @ 100(a)	1,850	1,798
JPMorgan Chase Bank NA, Series 2021-3, Class C, 0.86%, 2/26/29, Callable 3/25/25 @ 100(a)	1,776	1,693
LAD Auto Receivables Trust, Series 2023-2A, CLASS: A3, 5.42%, 2/15/28, Callable 2/15/27 @ 100(a)	3,000	2,952
LAD Auto Receivables Trust, Series 2023-2A, Class B, 5.45%, 4/15/28, Callable 2/15/27 @ 100(a)	2,719	2,649
LAD Auto Receivables Trust, Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 6/15/25 @ 100(a)	1,500	1,395
LAD Auto Receivables Trust, Series 2023-1A, Class B, 5.59%, 8/16/27, Callable 1/15/27 @ 100(a)	2,400	2,349
Prestige Auto Receivables Trust, Series 2023-1A, Class B, 5.55%, 4/15/27(a)	5,000	4,956
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 5/15/32, Callable 11/15/25 @ 100(a)	2,392	2,354
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class C, 5.92%, 8/16/32, Callable 2/15/26 @ 100(a)	1,518	1,508
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 10/15/24 @ 100(a)	1,500	1,491
Santander Drive Auto Receivables Trust, Series 2022-3, Class B, 4.13%, 8/16/27, Callable 8/15/25 @ 100	3,188	3,108
Santander Retail Auto Lease Trust, Series 2021-C, Class B, 0.83%, 3/20/26, Callable 6/20/24 @ 100(a)	3,500	3,370
SFS Auto Receivables Securitization Trust, Series 2023-1A, Class B, 5.71%, 1/22/30, Callable 1/20/26 @ 100(a)	1,500	1,507
Toyota Auto Loan Extended Note Trust, Series 2021-1A, Class A, 1.07%, 2/27/34, Callable 2/25/26 @ 100(a)(b)	5,500	4,927
Toyota Lease Owner Trust, Series 2023-A, Class A4, 5.05%, 8/20/27, Callable 9/20/25 @ 100(a)	3,333	3,303
Veridian Auto Receivables Trust, Series 2023-1A, Class C, 6.37%, 7/16/29, Callable 8/15/27 @ 100(a)	3,500	3,483
Veridian Auto Receivables Trust, Series 2023-1A, Class B, 5.86%, 4/16/29, Callable 8/15/27 @ 100(a)	1,600	1,574
Veridian Auto Receivables Trust, Series 2023-1A, Class A4, 5.59%, 12/15/28, Callable 8/15/27 @ 100(a)	3,000	2,959

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Westlake Automobile Receivables Trust, Series 2020-1A, Class E, 3.31%, 10/15/25, Callable 1/15/24 @ 100(a)	$1,340	$1,317
Westlake Automobile Receivables Trust, Series 2021-2A, Class B, 0.62%, 7/15/26, Callable 5/15/25 @ 100(a)	5,677	5,617
Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.80%, 4/18/38(a)	3,150	3,137
		179,145
ABS Other (2.7%):
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100(a)	8,500	7,436
Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class B, 1.38%, 2/22/27, Callable 11/20/24 @ 100(a)	1,750	1,665
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28, Callable 9/20/25 @ 100(a)	3,500	3,213
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class B, 6.03%, 12/20/29, Callable 1/20/28 @ 100(a)	1,875	1,855
CCG Receivables Trust, Series 2020-1, Class C, 1.84%, 12/14/27, Callable 3/14/24 @ 100(a)	2,000	1,905
CCG Receivables Trust, Series 2023-1, Class A2, 5.82%, 9/16/30, Callable 11/14/26 @ 100(a)	2,750	2,753
CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.53%, 3/15/61, Callable 3/15/24 @ 100(a)	2,827	2,462
CNH Equipment Trust, Series 2020-A, Class B, 2.30%, 10/15/27, Callable 3/15/24 @ 100	1,100	1,075
Conn's Receivables Funding LLC, Series 2022-A, Class B, 9.52%, 12/15/26, Callable 8/15/24 @ 100(a)	4,860	4,886
Dell Equipment Finance Trust, Series 2021-1, Class D, 1.03%, 11/23/26, Callable 9/22/23 @ 100(a)	1,000	991
Dell Equipment Finance Trust, Series 2023-1, Class A3, 5.65%, 9/22/28, Callable 10/22/25 @ 100(a)	2,000	2,003
Dell Equipment Finance Trust, Series 2021-2, Class C, 0.94%, 12/22/26, Callable 3/22/24 @ 100(a)	3,000	2,882
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49, Callable 9/20/25 @ 100(a)	5,667	4,880
Diamond Issuer, Series 2021-1A, Class A, 2.31%, 11/20/51, Callable 11/20/25 @ 100(a)	4,875	4,194
DLLAA LLC, Series 2023-1A, Class A4, 5.35%, 3/20/31, Callable 3/20/27 @ 100(a)	2,286	2,268
DLLAA LLC, Series 2023-1A, Class A3, 5.34%, 3/22/27, Callable 3/20/27 @ 100(a)	1,000	994
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/25/49, Callable 8/25/23 @ 100(a)	5,625	5,400
FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.61%, 9/17/38(a)	6,538	5,680
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class C, 5.75%, 5/15/28(a)	1,597	1,571
HPEFS Equipment Trust, Series 2022-1A, Class C, 1.96%, 5/21/29, Callable 6/20/25 @ 100(a)	1,000	945
HPEFS Equipment Trust, Series 2021-2A, Class C, 0.88%, 9/20/28, Callable 7/20/24 @ 100(a)	8,986	8,724
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/31, Callable 4/20/24 @ 100(a)	3,500	3,391
MMAF Equipment Finance LLC, Series 2023-A, Class A4, 5.50%, 12/13/38(a)	1,750	1,755
MMAF Equipment Finance LLC, Series 2022-A, Class A4, 3.32%, 6/13/44(a)	1,500	1,416
MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 3/20/27 @ 100(a)	844	752
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49, Callable 11/19/23 @ 100(a)	5,714	5,213

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
NP SPE II LLC, Series 2017-1A, Class A2, 4.22%, 10/21/47, Callable 8/20/23 @ 100(a)	$15,625	$14,261
Pawneee Equipment Receivables LLC, Series 2022-1, Class B, 5.40%, 7/17/28, Callable 6/15/26 @ 100(a)	1,000	958
Progress Residential Trust, Series 2021-SFR6, Class A, 1.52%, 7/17/38, Callable 7/17/26 @ 100(a)	4,381	3,868
Progress Residential Trust, Series 2021-SFR6, Class B, 1.75%, 7/17/38, Callable 7/17/26 @ 100(a)	3,938	3,448
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35	18,545	17,335
SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.93%, 9/20/30, Callable 3/20/26 @ 100(a)	867	766
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 3/20/25 @ 100(a)	1,682	1,663
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 3/20/25 @ 100(a)	3,824	3,687
SCF Equipment Leasing LLC, Series 2022-2A, Class B, 6.50%, 2/20/32, Callable 3/20/25 @ 100(a)	1,071	1,060
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 2/15/26 @ 100(a)	2,438	2,180
VB-S1 Issuer LLC - VBTEL, Series 2022-1A, Class C2I, 3.16%, 2/15/52, Callable 2/15/26 @ 100(a)	4,000	3,534
WEPCO Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35	7,689	6,471
		139,540
Agency ABS Other (0.9%):
CIT Education Loan Trust, Series 2007-1, Class B, 5.54% (SOFR+56bps), 6/25/42, Callable 6/25/30 @ 100(a)(c)	2,632	2,326
Navient Student Loan Trust, Series 2015-2, Class B, 6.68% (SOFR+161bps), 8/25/50, Callable 12/25/31 @ 100(c)	3,000	2,765
Navient Student Loan Trust, Series 2018-2A, Class B, 6.33% (SOFR+126bps), 3/25/67, Callable 3/25/35 @ 100(a)(c)	3,500	3,220
Nelnet Student Loan Trust, Series 2005-4, Class B, 5.51% (SOFR+54bps), 9/22/35, Callable 9/22/25 @ 100(c)	873	773
SLM Student Loan Trust, Series 2003-14, Class B, 5.87% (SOFR+81bps), 10/25/65, Callable 4/25/28 @ 100(c)	1,004	921
SLM Student Loan Trust, Series 2006-10, Class B, 5.54% (SOFR+48bps), 3/25/44, Callable 4/25/32 @ 100(c)	1,238	1,153
SLM Student Loan Trust, Series 2007-1, Class B, 5.54% (SOFR+48bps), 1/27/42, Callable 10/25/29 @ 100(c)	4,352	3,906
SLM Student Loan Trust, Series 2005-9, Class B, 5.62% (SOFR+56bps), 1/25/41, Callable 10/25/30 @ 100(c)	1,078	992
SLM Student Loan Trust, Series 2006-9, Class B, 5.55% (SOFR+49bps), 1/25/41, Callable 7/25/33 @ 100(c)	3,391	3,075
SLM Student Loan Trust, Series 2007-7, Class B, 6.07% (SOFR+101bps), 10/27/70, Callable 10/25/24 @ 100(c)	5,740	4,867
SLM Student Loan Trust, Series 2012-6, Class B, 6.18% (SOFR+111bps), 4/27/43, Callable 1/25/30 @ 100(c)	20,862	19,036
		43,034
ABS Card (0.8%):
Evergreen Credit Card Trust, Series 2022-CRT2, Class C, 7.44%, 11/15/26(a)	3,750	3,725
Evergreen Credit Card Trust, Series 2023-CRT3, Class C, 7.31%, 2/16/27(a)	2,118	2,116
Evergreen Credit Card Trust, Series 2022-CRT1, Class C, 6.19%, 7/15/26(a)	4,500	4,423
Golden Credit Card Trust, Series 2021-1A, Class C, 1.74%, 8/15/28(a)	4,467	3,928
Golden Credit Card Trust, Series 2021-1A, Class B, 1.44%, 8/15/28(a)	9,000	7,891
Master Credit Card Trust, Series 2021-1A, Class B, 0.79%, 11/21/25(a)	1,615	1,542

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Master Credit Card Trust, Series 2022-2A, Class C, 2.73%, 7/21/28(a)	$2,344	$2,057
Master Credit Card Trust, Series 2021-1A, Class C, 1.06%, 11/21/25(a)	4,500	4,285
Master Credit Card Trust II, Series 2022-1A, Class C, 2.27%, 7/21/26(a)	3,000	2,797
Trillium Credit Card Trust II, Series 2023-2A, Class C, 6.32%, 3/26/33(a)	3,603	3,483
		36,247
Total Asset-Backed Securities (Cost $418,259)		397,966

Collateralized Loan Obligations (0.1%)
Cash Flow CLO (0.1%):
Magnetite XXXV Ltd., Series 2022-35A, Class A1, 7.40% (TSFR3M+205bps), 10/25/35, Callable 10/25/23 @ 100(a)(c)	4,000	4,006
Palmer Square Loan Funding Ltd., Series 2022-5A, Class A1, 6.87% (TSFR3M+156bps), 1/15/31, Callable 10/15/23 @ 100(a)(c)	2,688	2,685
		6,691
Total Collateralized Loan Obligations (Cost $6,663)		6,691

Collateralized Mortgage Obligations (4.6%)
Commercial MBS (4.6%):
Aventura Mall Trust, Series 2018-AVM, Class A, 4.11%, 7/5/40(a)(b)	5,000	4,547
Aventura Mall Trust, Series 2018-AVM, Class D, 4.11%, 7/5/40(a)(b)	4,000	3,259
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33, Callable 4/14/25 @ 100(a)	9,027	8,260
BANK, Series 2017-BNK4, Class B, 4.00%, 5/15/50, Callable 4/15/27 @ 100	5,600	4,947
BANK, Series 2019-BN24, Class ASB, 2.93%, 11/15/62, Callable 12/15/29 @ 100	7,123	6,520
BBCMS Mortgage Trust, Series 2022-C16, Class AS, 4.60%, 6/15/55, Callable 6/15/32 @ 100(b)	2,703	2,441
BPR Trust, Series 2022-STAR, Class A, 8.45% (TSFR1M+323bps), 8/15/24(a)(c)	7,726	7,732
BPR Trust, Series 2022-OANA, Class D, 8.92% (TSFR1M+370bps), 4/15/37(a)(c)	5,000	4,897
BPR Trust, Series 2021-TY, Class C, 7.04% (TSFR1M+181bps), 9/15/38(a)(c)	1,538	1,433
BPR Trust, Series 2021-TY, Class A, 6.39% (TSFR1M+116bps), 9/15/38(a)(c)	4,904	4,673
BPR Trust, Series 2022-OANA, Class B, 7.67% (TSFR1M+245bps), 4/15/37(a)(c)	6,000	5,889
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B, 8.36% (TSFR1M+314bps), 6/15/27(a)(c)	5,000	4,988
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 6.79% (TSFR1M+156bps), 10/15/36(a)(c)	1,275	1,261
BX Commercial Mortgage Trust, Series 2020-VIV4, Class A, 2.84%, 3/9/44, Callable 3/9/30 @ 100(a)	1,875	1,557
BX Commercial Mortgage Trust, Series 2019-XL, Class B, 6.42% (TSFR1M+119bps), 10/15/36(a)(c)	5,246	5,210
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41, Callable 12/9/29 @ 100(a)	9,231	7,921
BX Trust, Series 2022-CLS, Class B, 6.30%, 10/13/27(a)	4,000	3,725
BXP Trust, Series 2021-601L, Class D, 2.78%, 1/15/44(a)(b)	3,500	2,093
BXP Trust, Series 2021-601L, Class C, 2.78%, 1/15/44(a)(b)	6,500	4,248
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class ASB, 2.94%, 1/15/53, Callable 12/15/29 @ 100	6,000	5,434
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class C, 4.68%, 1/10/36(a)	8,100	8,068
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class AS, 3.86%, 7/10/47, Callable 7/10/24 @ 100	4,000	3,853

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3, 3.36%, 7/10/47, Callable 7/10/24 @ 100	$5,463	$5,339
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.65%, 12/10/41(a)	10,000	8,051
COMM Mortgage Trust, Series 2012-CR4, Class AM, 3.25%, 10/15/45, Callable 9/15/24 @ 100	8,600	7,442
COMM Mortgage Trust, Series 2012-CR3, Class AM, 3.42%, 10/15/45, Callable 10/15/23 @ 100(a)	2,863	2,625
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 6/10/25 @ 100(b)	3,500	3,350
COMM Mortgage Trust, Series 2012-CR4, Class XA, 1.14%, 10/15/45, Callable 8/15/23 @ 100(b)(d)	10,719	—	(e)
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100(a)	3,500	2,748
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100(a)(b)	11,500	10,737
COMM Mortgage Trust, Series 2015-LC23, Class AM, 4.16%, 10/10/48, Callable 11/10/25 @ 100(b)	6,300	5,861
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.29%, 7/10/50, Callable 6/10/25 @ 100(b)	2,500	2,279
CSMC Trust, Series 2020-WEST, Class A, 3.04%, 2/15/35, Callable 2/15/30 @ 100(a)	2,500	1,848
DBJPM Mortgage Trust, Series 2016-SFC, Class B, 3.24%, 8/10/36, Callable 8/10/26 @ 100(a)	2,500	1,045
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100(a)	6,250	2,784
Extended Stay America Trust, Series 2021-ESH, Class B, 6.72% (TSFR1M+149bps), 7/15/38(a)(c)	4,857	4,750
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class X1, 0.39%, 5/3/32(a)(b)(d)	190,667	787
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34(a)	2,000	1,431
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.91%, 2/13/53, Callable 1/13/30 @ 100	4,231	3,648
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37(a)	2,730	2,550
Hudson Yards Mortgage Trust, Series 2019-55HY, Class A, 2.94%, 12/10/41(a)(b)	2,000	1,685
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26 @ 100(a)	1,650	1,486
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class A, 3.38%, 3/15/32(a)	6,000	4,934
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class B, 2.08%, 1/5/40(a)(b)	2,500	1,827
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class AS, 4.44%, 2/15/47, Callable 1/15/29 @ 100(b)	9,000	8,785
Manhattan West Mortgage Trust, Series 2020-1MW, Class C, 2.33%, 9/10/39(a)(b)	1,000	830
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 9/10/39(a)	8,000	6,835
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS, 3.46%, 5/15/46, Callable 8/15/23 @ 100	616	570
Morgan Stanley Capital Trust, Series 2015-MS1, Class AS, 4.02%, 5/15/48, Callable 7/15/25 @ 100(b)	7,000	6,532
SCOTT Trust, Series 2023-SFS, Class A, 5.91%, 3/15/40(a)	4,000	3,942
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41(a)	5,200	4,180
SMRT, Series 2022-MINI, Class B, 6.57% (TSFR1M+135bps), 1/15/39(a)(c)	6,500	6,320

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
WSTN Trust, Series 2023-MAUI, CLASS: B, 7.26%, 8/5/27(a)(b)	$2,250	$2,252
		220,409
Total Collateralized Mortgage Obligations (Cost $249,389)		220,409

Preferred Stocks (0.9%)
Communication Services (0.1%):
Qwest Corp., 6.50%, 9/1/56	360,000	5,213

Consumer Staples (0.1%):
CHS, Inc., cumulative redeemable, Series 1, 7.88%(f)	190,818	5,024

Financials (0.0%):(g)
Citigroup Capital XIII, 12.00% (TSFR3M+663bps), 10/30/40(c)	40,000	1,160

Real Estate (0.7%):
Equity Residential, cumulative redeemable, Series K, 8.29%(f)	111,611	5,815
Mid-America Apartment Communities, Inc., cumulative redeemable, Series I, 8.50%(f)	219,731	11,969
Prologis, Inc., cumulative redeemable, Series Q, 8.54%(f)	283,503	16,372
		34,156
Total Preferred Stocks (Cost $43,327)		45,553

Senior Secured Loans (0.1%)
Industrials (0.0%):
MasTec, Inc., 9/1/25(h)	2,000	1,992

Communication Services (0.1%):
CSC Holdings LLC, 2017 Term Loan, First Lien, 7.59% (LIBOR01M+225bps), 7/17/25(c)	2,308	2,194
Total Senior Secured Loans (Cost $4,239)		4,186

Corporate Bonds (44.7%)
Communication Services (2.1%):
AT&T, Inc.
4.50%, 5/15/35, Callable 11/15/34 @ 100	3,000	2,706
3.10%, 2/1/43, Callable 8/1/42 @ 100	8,000	5,605
CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, 3/1/31, Callable 3/1/26 @ 103.69(a)(i)	3,125	3,102
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 2/1/32, Callable 11/1/31 @ 100	2,500	1,891
6.38%, 10/23/35, Callable 4/23/35 @ 100	5,000	4,911
3.50%, 6/1/41, Callable 12/1/40 @ 100	10,000	6,726
Comcast Corp.
3.90%, 3/1/38, Callable 9/1/37 @ 100	3,000	2,590
2.89%, 11/1/51, Callable 5/1/51 @ 100	3,500	2,326
CSC Holdings LLC, 5.50%, 4/15/27, Callable 9/5/23 @ 101.83(a)	3,000	2,571
Discovery Communications LLC, 3.95%, 3/20/28, Callable 12/20/27 @ 100	10,000	9,334

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Paramount Global
3.38%, 2/15/28, Callable 11/15/27 @ 100	$3,111	$2,767
4.20%, 6/1/29, Callable 3/1/29 @ 100	8,000	7,149
T-Mobile USA, Inc.
4.75%, 2/1/28, Callable 8/14/23 @ 102.38	2,857	2,787
3.88%, 4/15/30, Callable 1/15/30 @ 100	15,000	13,785
2.55%, 2/15/31, Callable 11/15/30 @ 100	10,000	8,310
Verizon Communications, Inc.
4.40%, 11/1/34, Callable 5/1/34 @ 100	3,500	3,207
3.40%, 3/22/41, Callable 9/22/40 @ 100	8,000	6,079
4.13%, 8/15/46	5,000	4,069
2.88%, 11/20/50, Callable 5/20/50 @ 100	3,000	1,907
Warnermedia Holdings, Inc.
3.76%, 3/15/27, Callable 2/15/27 @ 100	5,000	4,680
5.05%, 3/15/42, Callable 9/15/41 @ 100	3,759	3,132
		99,634
Consumer Discretionary (2.3%):
Advance Auto Parts, Inc., 3.50%, 3/15/32, Callable 12/15/31 @ 100(i)	7,750	6,308
AutoNation, Inc.
2.40%, 8/1/31, Callable 5/1/31 @ 100	3,750	2,878
3.85%, 3/1/32, Callable 12/1/31 @ 100	4,500	3,808
Brunswick Corp., 2.40%, 8/18/31, Callable 5/18/31 @ 100	6,500	5,031
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100(a)	2,000	1,791
Genuine Parts Co., 2.75%, 2/1/32, Callable 11/1/31 @ 100	3,833	3,145
Hasbro, Inc.
3.55%, 11/19/26, Callable 9/19/26 @ 100	4,500	4,226
3.90%, 11/19/29, Callable 8/19/29 @ 100	7,500	6,828
Kohl's Corp., 4.63%, 5/1/31, Callable 2/1/31 @ 100	6,250	4,602
LKQ Corp., 6.25%, 6/15/33, Callable 3/15/33 @ 100(a)	3,818	3,843
Marriott International, Inc.
4.63%, 6/15/30, Callable 3/15/30 @ 100	2,333	2,230
3.50%, 10/15/32, Callable 7/15/32 @ 100	2,750	2,377
Mattel, Inc.
3.38%, 4/1/26, Callable 8/14/23 @ 101.69(a)	500	465
3.75%, 4/1/29, Callable 4/1/24 @ 101.88(a)	3,000	2,683
Murphy Oil USA, Inc.
4.75%, 9/15/29, Callable 9/15/24 @ 102.38	2,000	1,839
3.75%, 2/15/31, Callable 2/15/26 @ 101.88(a)	1,332	1,131
Nordstrom, Inc.
4.38%, 4/1/30, Callable 1/1/30 @ 100(i)	2,000	1,687
4.25%, 8/1/31, Callable 5/1/31 @ 100	4,250	3,354
Novant Health, Inc., 2.64%, 11/1/36, Callable 8/1/36 @ 100	13,000	9,736
O'Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	5,000	4,714
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(a)	5,367	4,218
Smithsonian Institution, 2.65%, 9/1/39	2,000	1,460

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a)	$10,750	$8,924
Toll Brothers Finance Corp., 3.80%, 11/1/29, Callable 8/1/29 @ 100	2,863	2,570
Tractor Supply Co., 5.25%, 5/15/33, Callable 2/15/33 @ 100	4,000	3,947
Trustees of Tufts College, 3.10%, 8/15/51, Callable 2/15/51 @ 100	9,500	6,344
University of Notre Dame du Lac, 3.44%, 2/15/45	5,000	4,029
Vanderbilt University Medical Center, 4.17%, 7/1/37, Callable 1/1/37 @ 100	1,000	835
Volkswagen Group of America Finance LLC, 4.60%, 6/8/29, Callable 4/8/29 @ 100(a)	6,000	5,799
		110,802

Consumer Staples (2.6%):
7-Eleven, Inc.
1.80%, 2/10/31, Callable 11/10/30 @ 100(a)	6,500	5,129
2.80%, 2/10/51, Callable 8/2/50 @ 100(a)	2,000	1,256
Altria Group, Inc., 2.45%, 2/4/32, Callable 11/4/31 @ 100	6,500	5,109
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	6,000	5,819
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 4/15/38, Callable 10/15/37 @ 100	6,500	6,022
3.75%, 7/15/42	5,000	4,154
BAT Capital Corp.
7.75%, 10/19/32, Callable 7/19/32 @ 100	2,000	2,211
4.39%, 8/15/37, Callable 2/15/37 @ 100	15,000	11,869
Bunge Ltd. Finance Corp., 2.75%, 5/14/31, Callable 2/14/31 @ 100	12,000	10,141
Cargill, Inc.
2.13%, 11/10/31, Callable 8/10/31 @ 100(a)	6,000	4,862
5.13%, 10/11/32, Callable 7/11/32 @ 100(a)	3,500	3,533
Church & Dwight Co., Inc., 2.30%, 12/15/31, Callable 9/15/31 @ 100	3,750	3,078
Constellation Brands, Inc., 2.25%, 8/1/31, Callable 5/1/31 @ 100	5,645	4,565
Dollar General Corp., 5.45%, 7/5/33, Callable 4/5/33 @ 100	4,583	4,555
General Mills, Inc., 4.55%, 4/17/38, Callable 10/17/37 @ 100	4,667	4,192
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 2.50%, 1/15/27, Callable 12/15/26 @ 100(a)	6,500	5,784
Keurig Dr Pepper, Inc., 4.50%, 4/15/52, Callable 10/15/51 @ 100	10,000	8,755
Kraft Heinz Foods Co., 5.00%, 6/4/42	6,000	5,608
McCormick & Co., Inc.
2.50%, 4/15/30, Callable 1/15/30 @ 100	2,000	1,690
1.85%, 2/15/31, Callable 11/15/30 @ 100	2,000	1,581
Philip Morris International, Inc., 5.38%, 2/15/33, Callable 11/15/32 @ 100	8,000	7,975
SC Johnson & Son, Inc., 4.35%, 9/30/44, Callable 3/30/44 @ 100(a)	7,000	5,799
Smithfield Foods, Inc., 4.25%, 2/1/27, Callable 11/1/26 @ 100(a)	5,000	4,647
Sysco Corp., 2.45%, 12/14/31, Callable 9/14/31 @ 100	5,000	4,071
		122,405
Energy (3.1%):
Apache Corp., 4.25%, 1/15/44, Callable 7/15/43 @ 100	5,404	3,750

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Boardwalk Pipelines LP, 4.45%, 7/15/27, Callable 4/15/27 @ 100	$8,000	$7,646
Buckeye Partners LP, 5.60%, 10/15/44, Callable 4/15/44 @ 100	10,000	7,411
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100(a)	6,364	5,312
ConocoPhillips Co., 4.15%, 11/15/34, Callable 5/15/34 @ 100	4,500	4,100
Energy Transfer LP
4.15%, 9/15/29, Callable 6/15/29 @ 100	6,000	5,575
8.65% (TSFR3M+328bps), 11/1/66, Callable 9/5/23 @ 100(c)	8,510	6,807
Enterprise TE Partners LP, 8.27% (US0003M+278bps), 6/1/67, Callable 9/5/23 @ 100(c)	3,000	2,795
EOG Resources, Inc., 3.90%, 4/1/35, Callable 10/1/34 @ 100	2,000	1,797
EQM Midstream Partners LP
4.00%, 8/1/24, Callable 5/1/24 @ 100	1,286	1,258
4.13%, 12/1/26, Callable 9/1/26 @ 100	8,000	7,519
EQT Corp., 7.00%, 2/1/30, Callable 11/1/29 @ 100	2,594	2,735
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100(a)	6,500	5,399
Gray Oak Pipeline LLC, 3.45%, 10/15/27, Callable 8/15/27 @ 100(a)	5,333	4,778
HF Sinclair Corp., 4.50%, 10/1/30, Callable 7/1/30 @ 100	8,000	7,198
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/1/28, Callable 11/1/23 @ 103.13(a)	4,000	3,829
6.00%, 2/1/31, Callable 2/1/26 @ 103(a)	3,000	2,732
Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	5,000	4,224
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100(a)	8,500	7,855
Murphy Oil Corp., 5.75%, 8/15/25, Callable 9/5/23 @ 100	2,770	2,742
Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	5,067	4,831
Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100	5,000	3,694
Phillips 66, 4.65%, 11/15/34, Callable 5/15/34 @ 100	1,000	951
Phillips 66 Co., 4.90%, 10/1/46, Callable 4/1/46 @ 100	750	661
Pioneer Natural Resources Co., 1.90%, 8/15/30, Callable 5/15/30 @ 100	5,000	4,079
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29, Callable 9/15/29 @ 100	13,750	12,167
Rockies Express Pipeline LLC
4.95%, 7/15/29, Callable 4/15/29 @ 100(a)	6,500	5,968
4.80%, 5/15/30, Callable 2/15/30 @ 100(a)	3,000	2,667
Sabal Trail Transmission LLC, 4.68%, 5/1/38, Callable 11/1/37 @ 100(a)	5,000	4,555
Southwestern Energy Co., 5.70%, 1/23/25, Callable 10/23/24 @ 100	2,000	1,988
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	3,500	3,384
TransCanada PipeLines Ltd., 7.53% (US0003M+221bps), 5/15/67, Callable 9/5/23 @ 100(c)	10,124	8,199
Western Midstream Operating LP
4.05%, 2/1/30, Callable 11/1/29 @ 100	1,000	909
5.25%, 2/1/50, Callable 8/1/49 @ 100	500	425
		149,940

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

Financials (12.0%):
Alexander Funding Trust, 1.84%, 11/15/23(a)	$6,000	$5,906
Ally Financial, Inc.
7.10%, 11/15/27, Callable 10/15/27 @ 100(i)	2,222	2,262
6.99% (SOFR+326bps), 6/13/29, Callable 6/13/28 @ 100(c)	3,000	3,022
American Express Co., 4.99% (SOFR+226bps), 5/26/33, Callable 2/26/32 @ 100(c)	6,000	5,758
American International Group, Inc., 3.88%, 1/15/35, Callable 7/15/34 @ 100	7,000	6,085
AmTrust Financial Services, Inc., 6.13%, 8/15/23	10,000	9,975
Assurant, Inc.
6.10%, 2/27/26, Callable 1/27/26 @ 100	4,412	4,395
4.90%, 3/27/28, Callable 12/27/27 @ 100	5,000	4,832
Bank of America Corp.
4.38% (H15T5Y+276bps), Callable 1/27/27 @ 100(c)(f)	3,500	3,059
4.20%, 8/26/24, MTN	5,000	4,916
1.53% (SOFR+65bps), 12/6/25, Callable 12/6/24 @ 100, MTN(c)	4,000	3,758
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100(c)	2,500	2,030
2.48% (H15T5Y+120bps), 9/21/36, Callable 9/21/31 @ 100(c)	2,500	1,915
BankUnited, Inc., 4.88%, 11/17/25, Callable 8/17/25 @ 100	5,000	4,729
Blackstone Private Credit Fund, 2.63%, 12/15/26, Callable 11/15/26 @ 100	10,248	8,791
BMW U.S. Capital LLC, 4.15%, 4/9/30, Callable 1/9/30 @ 100(a)	4,000	3,813
Brown & Brown, Inc., 4.20%, 3/17/32, Callable 12/17/31 @ 100	5,000	4,520
Cadence Bank, 4.13% (US0003M+247bps), 11/20/29, Callable 11/20/24 @ 100(c)	3,000	2,748
Capital One Financial Corp.
3.75%, 3/9/27, Callable 2/9/27 @ 100	7,500	7,022
5.82% (SOFR+260bps), 2/1/34, Callable 2/1/33 @ 100(c)	3,500	3,400
Citizens Bank NA
4.12% (SOFR+140bps), 5/23/25, Callable 5/23/24 @ 100(c)	3,402	3,274
6.06% (SOFR+145bps), 10/24/25, Callable 10/24/24 @ 100(c)	2,250	2,182
Citizens Financial Group, Inc.
2.64%, 9/30/32, Callable 7/2/32 @ 100	5,500	4,073
5.64% (H15T5Y+275bps), 5/21/37, Callable 5/21/32 @ 100(c)	5,000	4,504
Compeer Financial FLCA/Compeer Financial PCA, 3.38% (SOFR+197bps), 6/1/36, Callable 6/1/31 @ 100(a)(c)	4,000	2,814
Credit Acceptance Corp., 6.63%, 3/15/26, Callable 8/14/23 @ 101.66(i)	4,875	4,777
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100	3,000	2,854
Cullen/Frost Capital Trust II, 7.05% (US0003M+155bps), 3/1/34, Callable 9/5/23 @ 100(c)	10,000	8,362
Equitable Holdings, Inc., 4.35%, 4/20/28, Callable 1/20/28 @ 100	2,000	1,901
F&G Global Funding, 2.00%, 9/20/28(a)	7,250	5,995
Fells Point Funding Trust, 3.05%, 1/31/27, Callable 12/31/26 @ 100(a)	6,500	5,993
Fifth Third Bancorp
4.50% (H15T5Y+422bps), Callable 9/30/25 @ 100(c)(f)(i)	1,750	1,601
4.34% (SOFR+166bps), 4/25/33, Callable 4/25/32 @ 100(c)	6,957	6,261

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Fifth Third Bank NA, 3.85%, 3/15/26, Callable 2/15/26 @ 100	$5,000	$4,685
First American Financial Corp., 2.40%, 8/15/31, Callable 5/15/31 @ 100	9,225	7,014
First Citizens BancShares, Inc., 3.38% (TSFR3M+247bps), 3/15/30, Callable 3/15/25 @ 100(c)	12,097	11,102
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100(i)	8,000	7,209
First-Citizens Bank & Trust Co., 4.13% (H15T5Y+237bps), 11/13/29, Callable 11/13/24 @ 100(c)	14,000	13,256
Fiserv, Inc., 5.60%, 3/2/33, Callable 12/2/32 @ 100	5,000	5,084
Ford Motor Credit Co. LLC
4.06%, 11/1/24, Callable 10/1/24 @ 100	5,000	4,847
6.95%, 6/10/26, Callable 5/10/26 @ 100	2,000	2,016
4.54%, 8/1/26, Callable 6/1/26 @ 100	3,400	3,212
Fulton Financial Corp., 3.25% (TSFR3M+230bps), 3/15/30, Callable 3/15/25 @ 100(c)	2,932	2,337
Glencore Funding LLC
1.63%, 4/27/26, Callable 3/27/26 @ 100(a)	1,500	1,358
2.50%, 9/1/30, Callable 6/1/30 @ 100(a)(i)	6,500	5,312
Global Atlantic Fin Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100(a)	10,000	8,468
Global Payments, Inc.
2.90%, 11/15/31, Callable 8/15/31 @ 100	6,500	5,346
5.40%, 8/15/32, Callable 5/15/32 @ 100(i)	1,750	1,716
Huntington Bancshares, Inc.
4.44% (SOFR+197bps), 8/4/28, Callable 8/4/27 @ 100(c)	2,750	2,603
2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100(c)	15,676	11,820
Huntington Capital Trust I, 6.33% (TSFR3M+96bps), 2/1/27, Callable 9/5/23 @ 100(c)	2,300	2,030
ILFC E-Capital Trust I, 7.06%, 12/21/65, Callable 9/5/23 @ 100(a)	10,000	7,079
JPMorgan Chase & Co.
4.60% (TSFR3M+313bps), Callable 2/1/25 @ 100(c)(f)	5,000	4,725
6.13% (TSFR3M+76bps), 2/1/27, Callable 9/5/23 @ 100(c)	4,000	3,731
2.95% (SOFR+117bps), 2/24/28, Callable 2/24/27 @ 100(c)	5,000	4,604
1.95% (SOFR+107bps), 2/4/32, Callable 2/4/31 @ 100(c)	10,000	7,958
KeyBank NA
3.40%, 5/20/26, MTN	2,500	2,222
3.90%, 4/13/29	3,000	2,437
4.90%, 8/8/32	1,000	848
KeyCorp.
3.88% (SOFR+125bps), 5/23/25, Callable 5/23/24 @ 100, MTN(c)	2,500	2,353
2.25%, 4/6/27, MTN	2,000	1,736
4.79% (SOFR+206bps), 6/1/33, Callable 6/1/32 @ 100, MTN(c)	3,784	3,366
Level 3 Financing, Inc.
3.75%, 7/15/29, Callable 1/15/24 @ 101.88(a)	4,750	3,116
3.88%, 11/15/29, Callable 8/15/29 @ 100(a)	4,500	3,837
Lincoln National Corp., 7.69% (US0003M+236bps), 5/17/66, Callable 8/11/26 @ 100(c)	7,500	5,326
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100	5,000	4,461

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Main Street Capital Corp., 3.00%, 7/14/26, Callable 6/14/26 @ 100	$4,000	$3,574
Manufacturers & Traders Trust Co.
4.65%, 1/27/26, Callable 12/27/25 @ 100	5,625	5,431
3.40%, 8/17/27	4,380	3,872
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100	5,000	4,706
MetLife, Inc., 4.13%, 8/13/42	10,000	8,482
Morgan Stanley
2.51% (SOFR+120bps), 10/20/32, Callable 10/20/31 @ 100, MTN(c)	7,000	5,645
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100(c)	8,000	6,101
National Rural Utilities Cooperative Finance Corp., 8.54% (TSFR3M+317bps), 4/30/43, Callable 9/5/23 @ 100(c)	7,125	6,954
Nationwide Mutual Insurance Co., 7.84% (US0003M+229bps), 12/15/24, Callable 9/5/23 @ 100(a)(c)	20,000	20,000
New York Community Bancorp, Inc., 5.90% (TSFR3M+304bps), 11/6/28, Callable 11/6/23 @ 100(c)(i)	7,000	6,575
Northern Trust Corp., 6.13%, 11/2/32, Callable 8/2/32 @ 100	3,500	3,648
OWL Rock Core Income Corp.
5.50%, 3/21/25(a)	1,500	1,454
3.13%, 9/23/26, Callable 8/23/26 @ 100	500	438
4.70%, 2/8/27, Callable 1/8/27 @ 100	4,500	4,102
7.75%, 9/16/27, Callable 8/16/27 @ 100(a)	1,818	1,814
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.00%, 7/15/25, Callable 6/15/25 @ 100(a)	5,000	4,810
6.20%, 6/15/30, Callable 4/15/30 @ 100(a)	4,000	4,041
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100(a)	10,000	9,202
PNC Bank NA, 2.70%, 10/22/29	6,000	5,068
PPL Capital Funding, Inc., 8.20% (US0003M+267bps), 3/30/67, Callable 9/5/23 @ 100(c)	6,130	5,546
Primerica, Inc., 2.80%, 11/19/31, Callable 8/19/31 @ 100	4,000	3,324
Prudential Financial, Inc.
3.94%, 12/7/49, Callable 6/7/49 @ 100	2,500	1,996
6.00% (H15T5Y+323bps), 9/1/52, Callable 6/1/32 @ 100(c)	6,000	5,790
Raymond James Financial, Inc., 4.95%, 7/15/46	4,000	3,594
Regions Bank, 6.45%, 6/26/37	6,909	6,708
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100(c)(f)	5,989	5,754
Santander Holdings USA, Inc.
4.40%, 7/13/27, Callable 4/14/27 @ 100	5,818	5,539
6.57% (SOFR+270bps), 6/12/29, Callable 6/12/28 @ 100(c)	2,500	2,495
Signature Bank, 4.13% (US0003M+256bps), 11/1/29, Callable 11/1/24 @ 100(c)(j)	6,000	135
State Street Corp., 5.16% (SOFR+189bps), 5/18/34, Callable 5/18/33 @ 100(c)	4,250	4,172
Stellantis Finance U.S., Inc., 2.69%, 9/15/31, Callable 6/15/31 @ 100(a)	13,800	11,026
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100	8,500	6,459
Synchrony Bank, 5.63%, 8/23/27, Callable 7/23/27 @ 100	4,500	4,269

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Synovus Bank, 4.00% (H15T5Y+363bps), 10/29/30, Callable 10/29/25 @ 100(c)	$4,500	$3,631
Synovus Financial Corp., 5.90% (USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100(c)	10,000	9,290
The Allstate Corp., 5.75% (US0003M+294bps), 8/15/53, Callable 9/5/23 @ 100(c)	5,000	4,959
The Bank of New York Mellon Corp.
4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(c)(f)	3,250	3,179
3.75% (H15T5Y+263bps), Callable 12/20/26 @ 100(c)(f)	7,000	5,815
The Charles Schwab Corp., 5.38% (H15T5Y+497bps), Callable 6/1/25 @ 100(c)(f)(i)	9,250	9,049
The Hartford Financial Services Group, Inc., 7.45% (US0003M+213bps), 2/12/47, Callable 9/5/23 @ 100(a)(c)	14,000	11,973
The PNC Financial Services Group, Inc., 4.63% (SOFR+185bps), 6/6/33, Callable 6/6/32 @ 100(c)	2,500	2,293
TIAA FSB Holdings, Inc., 5.75%, 7/2/25, Callable 6/2/25 @ 100	10,000	9,615
Truist Bank, 2.25%, 3/11/30, Callable 12/11/29 @ 100	2,450	1,956
Truist Financial Corp., 1.89% (SOFR+86bps), 6/7/29, MTN, Callable 6/7/28 @ 100(c)	5,000	4,191
US BanCorp, 5.84% (SOFR+226bps), 6/12/34, Callable 6/10/33 @ 100(c)	4,000	4,057
W R Berkley Corp., 3.55%, 3/30/52, Callable 9/30/51 @ 100	5,588	3,913
Webster Financial Corp.
4.38%, 2/15/24, Callable 1/16/24 @ 100	6,285	6,168
4.00% (TSFR3M+253bps), 12/30/29, Callable 12/30/24 @ 100(c)	4,750	4,385
Wells Fargo & Co., 5.90%, Callable 6/15/24 @ 100(f)	13,000	12,837
		574,776
Health Care (4.0%):
AbbVie, Inc.
4.55%, 3/15/35, Callable 9/15/34 @ 100	4,000	3,805
4.25%, 11/21/49, Callable 5/21/49 @ 100	2,500	2,146
Amgen, Inc.
5.25%, 3/2/33, Callable 12/2/32 @ 100	4,000	3,991
5.60%, 3/2/43, Callable 9/2/42 @ 100	4,000	3,978
3.00%, 1/15/52, Callable 7/15/51 @ 100	4,500	2,967
4.20%, 2/22/52, Callable 8/22/51 @ 100	3,500	2,860
Baxter International, Inc., 3.13%, 12/1/51, Callable 6/1/51 @ 100	10,000	6,653
Bio-Rad Laboratories, Inc., 3.30%, 3/15/27, Callable 2/15/27 @ 100	3,500	3,289
Bon Secours Charity Health System, Inc., 5.25%, 11/1/25	3,000	2,939
Bon Secours Mercy Health, Inc., 3.38%, 11/1/25	8,000	7,590
Centene Corp., 2.50%, 3/1/31, Callable 12/1/30 @ 100	4,000	3,201
Cigna Corp., 3.40%, 3/1/27, Callable 12/1/26 @ 100	5,000	4,721
Community Health Network, Inc., 4.24%, 5/1/25	5,000	4,835
CVS Health Corp.
1.75%, 8/21/30, Callable 5/21/30 @ 100	3,000	2,395
5.63%, 2/21/53, Callable 8/21/52 @ 100	4,500	4,424
CVS Pass-Through Trust
6.04%, 12/10/28	3,730	3,741
5.93%, 1/10/34(a)	3,176	3,100

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	$15,750	$13,644
Eastern Maine Healthcare Systems, 5.02%, 7/1/36	17,000	15,983
Elevance Health, Inc., 2.55%, 3/15/31, Callable 12/15/30 @ 100	8,000	6,723
Fresenius Medical Care U.S. Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100(a)	13,000	9,969
HCA, Inc.
4.38%, 3/15/42, Callable 9/15/41 @ 100(a)	2,156	1,757
5.50%, 6/15/47, Callable 12/15/46 @ 100	2,000	1,865
5.90%, 6/1/53, Callable 12/1/52 @ 100	3,500	3,435
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100	15,000	12,213
Northwell Healthcare, Inc., 3.39%, 11/1/27, Callable 8/1/27 @ 100	3,900	3,558
NYU Langone Hospitals, 4.17%, 7/1/37	6,500	5,762
Orlando Health Obligated Group, 2.89%, 10/1/35	1,660	1,324
PerkinElmer, Inc.
2.55%, 3/15/31, Callable 12/15/30 @ 100	8,500	7,008
2.25%, 9/15/31, Callable 6/15/31 @ 100	4,500	3,596
Piedmont Healthcare, Inc., 2.72%, 1/1/42, Callable 7/1/41 @ 100	5,000	3,378
Roche Holdings, Inc., 1.93%, 12/13/28, Callable 10/13/28 @ 100(a)	4,000	3,485
Royalty Pharma PLC
2.20%, 9/2/30, Callable 6/2/30 @ 100	10,167	8,179
2.15%, 9/2/31, Callable 6/2/31 @ 100	8,500	6,638
Southern Illinois Healthcare Enterprises, Inc., 3.97%, 5/15/50, Callable 11/15/49 @ 100	9,000	6,248
Tent Healthcare Corp., 6.13%, 6/15/30, Callable 6/15/25 @ 103.06	1,500	1,458
Trinity Health Corp., 2.63%, 12/1/40, Callable 6/1/40 @ 100	3,000	2,101
Universal Health Services, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100	9,827	7,727
		192,686
Industrials (6.9%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	10,000	8,026
Air Lease Corp., 2.88%, 1/15/32, Callable 10/15/31 @ 100	4,750	3,824
American Airlines Pass Through Trust
3.70%, 10/1/26	5,517	5,053
4.00%, 9/22/27	6,684	5,991
4.00%, 2/15/29	3,550	3,128
3.60%, 10/15/29	7,294	6,265
Ashtead Capital, Inc.
4.00%, 5/1/28, Callable 8/14/23 @ 102(a)	2,500	2,324
4.25%, 11/1/29, Callable 11/1/24 @ 102.13(a)	3,937	3,595
2.45%, 8/12/31, Callable 5/12/31 @ 100(a)	6,000	4,744
5.50%, 8/11/32, Callable 5/11/32 @ 100(a)	3,750	3,631
5.95%, 10/15/33, Callable 7/15/33 @ 100(a)	4,000	3,993
BNSF Funding Trust I, 6.61% (US0003M+235bps), 12/15/55, Callable 1/15/26 @ 100(c)	8,325	8,129

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
British Airways Pass Through Trust
3.35%, 6/15/29(a)	$4,702	$4,095
3.80%, 9/20/31(a)	2,794	2,569
Builders FirstSource, Inc., 6.38%, 6/15/32, Callable 6/15/27 @ 103.19(a)	2,500	2,492
Burlington Northern Santa Fe LLC, 3.90%, 8/1/46, Callable 2/1/46 @ 100	5,000	4,113
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	7,927	6,775
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100	9,500	7,321
Continental Airlines Pass Through Trust, 4.00%, 10/29/24	2,635	2,562
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100(a)	10,354	8,661
Daimler Truck Finance North America LLC, 2.38%, 12/14/28(a)	5,600	4,884
Delta Air Lines Pass Through Trust, 3.88%, 7/30/27	6,060	5,528
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a)	2,000	1,937
FedEx Corp.
3.90%, 2/1/35	2,000	1,763
4.05%, 2/15/48, Callable 8/15/47 @ 100	6,500	5,207
Fluor Corp., 4.25%, 9/15/28, Callable 6/15/28 @ 100(i)	8,000	7,477
Fortune Brands Innovations, Inc., 4.00%, 3/25/32, Callable 12/25/31 @ 100	5,500	4,898
General Electric Co., 8.88% (US0003M+333bps), Callable 9/15/23 @ 100(c)(f)(i)	5,441	5,456
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100	13,000	10,145
Hawaiian Airlines Pass Through Certificates, 3.90%, 1/15/26	8,695	7,835
Hillenbrand, Inc.
5.00%, 9/15/26, Callable 7/15/26 @ 100	10,000	9,832
3.75%, 3/1/31, Callable 3/1/26 @ 101.88	3,150	2,710
Howmet Aerospace, Inc., 3.00%, 1/15/29, Callable 11/15/28 @ 100	8,500	7,440
Hubbell, Inc.
3.50%, 2/15/28, Callable 11/15/27 @ 100	1,500	1,407
2.30%, 3/15/31, Callable 12/15/30 @ 100	8,500	6,973
JetBlue Pass Through Trust, 2.95%, 5/15/28	8,210	7,092
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100	5,295	5,058
Leidos, Inc., 2.30%, 2/15/31, Callable 11/15/30 @ 100	15,000	12,000
Lincoln Center for the Performing Arts, Inc., 3.71%, 12/1/35, Callable 9/1/35 @ 100	3,935	3,408
Molex Electronic Technologies LLC, 3.90%, 4/15/25, Callable 1/15/25 @ 100(a)	10,000	9,564
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	7,000	5,398
Pentair Finance Sarl, 5.90%, 7/15/32, Callable 4/15/32 @ 100	7,500	7,699
Quanta Services, Inc., 2.35%, 1/15/32, Callable 10/15/31 @ 100	5,250	4,156
Raytheon Technologies Corp., 4.20%, 12/15/44, Callable 6/15/44 @ 100	10,000	7,992
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100(a)	1,465	1,459
Ryder System, Inc., 5.25%, 6/1/28, MTN, Callable 5/1/28 @ 100	5,000	4,958

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Spirit Airlines Pass Through Trust
4.45%, 4/1/24	$1,635	$1,604
4.10%, 4/1/28	8,811	8,150
3.38%, 2/15/30	7,254	6,422
The Boeing Co.
3.25%, 2/1/28, Callable 12/1/27 @ 100	4,000	3,681
3.63%, 2/1/31, Callable 11/1/30 @ 100	4,000	3,623
5.71%, 5/1/40, Callable 11/1/39 @ 100	15,000	14,992
5.81%, 5/1/50, Callable 11/1/49 @ 100	4,500	4,527
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	7,000	5,875
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100	6,400	5,743
TOTE Maritime Alaska LLC (NBGA - United States Government), 6.37%, 4/15/28	4,771	4,870
TTX Co., 3.60%, 1/15/25(a)	7,000	6,781
U.S. Airways Pass Through Trust, 3.95%, 11/15/25	4,110	3,854
Union Pacific Corp.
3.38%, 2/1/35, Callable 8/1/34 @ 100	2,000	1,711
4.25%, 4/15/43, Callable 10/15/42 @ 100	5,000	4,156
United Airlines Pass Through Trust
4.30%, 8/15/25	2,891	2,788
2.90%, 5/1/28	4,266	3,696
		332,040
Information Technology (2.7%):
Amphenol Corp., 2.20%, 9/15/31, Callable 6/15/31 @ 100	8,875	7,226
Broadcom, Inc.
2.45%, 2/15/31, Callable 11/15/30 @ 100(a)	8,500	6,898
2.60%, 2/15/33, Callable 11/15/32 @ 100(a)	10,000	7,786
3.47%, 4/15/34, Callable 1/15/34 @ 100(a)	2,000	1,637
4.93%, 5/15/37, Callable 2/15/37 @ 100(a)	2,000	1,819
Dell International LLC/EMC Corp.
5.75%, 2/1/33, Callable 11/1/32 @ 100(i)	700	710
3.38%, 12/15/41, Callable 6/15/41 @ 100(a)	9,500	6,759
HP, Inc.
3.40%, 6/17/30, Callable 3/17/30 @ 100	10,000	8,752
5.50%, 1/15/33, Callable 10/15/32 @ 100	3,000	2,959
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	4,776	4,051
Marvell Technology, Inc., 2.45%, 4/15/28, Callable 2/15/28 @ 100	5,950	5,212
Micron Technology, Inc., 5.88%, 2/9/33, Callable 11/9/32 @ 100	4,000	4,003
Microsoft Corp.
3.45%, 8/8/36, Callable 2/8/36 @ 100	5,000	4,509
2.53%, 6/1/50, Callable 12/1/49 @ 100	2,000	1,365
Motorola Solutions, Inc.
2.75%, 5/24/31, Callable 2/24/31 @ 100	10,000	8,192
5.60%, 6/1/32, Callable 3/1/32 @ 100	4,000	3,973

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Oracle Corp.
2.95%, 4/1/30, Callable 1/1/30 @ 100	$7,000	$6,098
3.85%, 7/15/36, Callable 1/15/36 @ 100	9,250	7,756
3.60%, 4/1/50, Callable 10/1/49 @ 100	4,750	3,379
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69(a)	15,985	13,167
Skyworks Solutions, Inc., 3.00%, 6/1/31, Callable 3/1/31 @ 100	8,800	7,304
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100	9,000	7,497
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100	3,875	2,851
Workday, Inc., 3.70%, 4/1/29, Callable 2/1/29 @ 100	3,000	2,799
		126,702
Materials (2.7%):
Albemarle Corp., 4.65%, 6/1/27, Callable 5/1/27 @ 100	6,000	5,838
Amcor Finance USA, Inc., 5.63%, 5/26/33, Callable 2/26/33 @ 100	3,864	3,857
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100	7,071	6,015
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100	11,500	8,969
Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100	8,500	6,995
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100(a)	6,000	5,581
Celanese U.S. Holdings LLC, 6.33%, 7/15/29, Callable 5/15/29 @ 100	2,564	2,573
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100(a)	4,000	3,557
Commercial Metals Co., 3.88%, 2/15/31, Callable 2/15/26 @ 101.94	4,500	3,899
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100	11,601	9,517
Ecolab, Inc.
2.13%, 8/15/50, Callable 2/15/50 @ 100	5,000	2,936
2.70%, 12/15/51, Callable 6/15/51 @ 100	500	327
Freeport-McMoRan, Inc.
4.38%, 8/1/28, Callable 9/5/23 @ 102.19	3,500	3,319
4.63%, 8/1/30, Callable 8/1/25 @ 102.31	2,000	1,884
LYB International Finance III LLC
5.63%, 5/15/33, Callable 2/15/33 @ 100(i)	3,000	2,999
3.38%, 10/1/40, Callable 4/1/40 @ 100	1,500	1,109
4.20%, 5/1/50, Callable 11/1/49 @ 100	2,500	1,919
Martin Marietta Materials, Inc., 2.40%, 7/15/31, Callable 4/15/31 @ 100	5,000	4,087
Monsanto Co.
3.38%, 7/15/24, Callable 4/15/24 @ 100	5,000	4,857
3.95%, 4/15/45, Callable 10/15/44 @ 100	5,000	3,242
NewMarket Corp., 2.70%, 3/18/31, Callable 12/18/30 @ 100	7,500	6,157
Packaging Corp. of America, 3.05%, 10/1/51, Callable 4/1/51 @ 100	10,875	7,167
Reliance Steel & Aluminum Co., 2.15%, 8/15/30, Callable 5/15/30 @ 100	9,937	8,112
The Dow Chemical Co.
6.30%, 3/15/33, Callable 12/15/32 @ 100(i)	4,000	4,277
4.25%, 10/1/34, Callable 4/1/34 @ 100	4,750	4,313
Vulcan Materials Co., 3.50%, 6/1/30, Callable 3/1/30 @ 100	5,000	4,523
Worthington Industries, Inc., 4.30%, 8/1/32, Callable 5/1/32 @ 100	5,890	4,956

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100	$6,000	$4,876
		127,861
Real Estate (1.9%):
Alexandria Real Estate Equities, Inc.
1.88%, 2/1/33, Callable 11/1/32 @ 100	4,000	2,943
3.55%, 3/15/52, Callable 9/15/51 @ 100	2,000	1,396
AvalonBay Communities, Inc.
3.20%, 1/15/28, Callable 10/15/27 @ 100, MTN	2,679	2,483
2.45%, 1/15/31, Callable 10/17/30 @ 100, MTN	2,000	1,675
Boston Properties LP
2.55%, 4/1/32, Callable 1/1/32 @ 100	4,000	3,046
2.45%, 10/1/33, Callable 7/1/33 @ 100	7,878	5,700
CBRE Services, Inc., 5.95%, 8/15/34, Callable 5/15/34 @ 100	8,000	8,074
Crown Castle, Inc.
2.25%, 1/15/31, Callable 10/15/30 @ 100	1,250	1,016
2.90%, 4/1/41, Callable 10/1/40 @ 100	5,000	3,441
ERP Operating LP, 2.85%, 11/1/26, Callable 8/1/26 @ 100	9,000	8,389
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	5,000	4,012
GLP Capital LP/GLP Financing II, Inc.
4.00%, 1/15/31, Callable 10/15/30 @ 100	4,000	3,458
3.25%, 1/15/32, Callable 10/15/31 @ 100	3,617	2,958
Host Hotels & Resorts LP
3.38%, 12/15/29, Callable 9/15/29 @ 100	3,500	3,014
3.50%, 9/15/30, Callable 6/15/30 @ 100	4,150	3,548
Hudson Pacific Properties LP
3.95%, 11/1/27, Callable 8/1/27 @ 100	5,000	3,935
4.65%, 4/1/29, Callable 1/1/29 @ 100	1,979	1,538
3.25%, 1/15/30, Callable 10/15/29 @ 100	9,629	6,339
Kilroy Realty LP, 2.65%, 11/15/33, Callable 8/15/33 @ 100	11,850	8,213
Physicians Realty LP, 4.30%, 3/15/27, Callable 12/15/26 @ 100	5,000	4,764
SBA Tower Trust
2.84%, 1/15/25, Callable 1/15/24 @ 100(a)	2,000	1,905
6.60%, 1/15/28, Callable 1/15/27 @ 100(a)	1,158	1,175
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06(a)	8,000	7,095
		90,117
Utilities (4.4%):
AEP Texas, Inc., 4.70%, 5/15/32, Callable 2/15/32 @ 100	6,000	5,761
Alabama Power Co., 3.85%, 12/1/42	3,000	2,478
Ameren Corp.
1.75%, 3/15/28, Callable 1/15/28 @ 100	5,600	4,850
3.50%, 1/15/31, Callable 10/15/30 @ 100	4,250	3,796
Atmos Energy Corp., 4.13%, 10/15/44, Callable 4/15/44 @ 100	10,000	8,428
Berkshire Hathaway Energy Co., 4.50%, 2/1/45, Callable 8/1/44 @ 100	12,000	10,322

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Black Hills Corp., 3.88%, 10/15/49, Callable 4/15/49 @ 100(i)	$10,000	$7,303
CenterPoint Energy, Inc., 2.65%, 6/1/31, Callable 3/1/31 @ 100	8,500	7,078
Delmarva Power & Light Co., 4.15%, 5/15/45, Callable 11/15/44 @ 100	5,000	4,099
Dominion Energy South Carolina, Inc., 4.10%, 6/15/46, Callable 12/15/45 @ 100	5,000	4,041
Duke Energy Carolinas LLC, 3.88%, 3/15/46, Callable 9/15/45 @ 100	5,000	3,968
Duke Energy Indiana LLC, 3.75%, 5/15/46, Callable 11/15/45 @ 100	5,000	3,834
Duke Energy Progress LLC, 4.15%, 12/1/44, Callable 6/1/44 @ 100	7,000	5,850
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(a)	3,967	3,077
Entergy Louisiana LLC, 4.95%, 1/15/45, Callable 1/15/25 @ 100	7,000	6,408
Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100	5,000	4,541
Entergy Texas, Inc.
3.45%, 12/1/27, Callable 9/1/27 @ 100	9,420	8,611
3.55%, 9/30/49, Callable 3/30/49 @ 100	5,000	3,677
Florida Power & Light Co.
3.15%, 10/1/49, Callable 4/1/49 @ 100	8,750	6,308
2.88%, 12/4/51, Callable 6/4/51 @ 100	4,500	3,073
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100	5,475	4,992
ITC Holdings Corp.
4.95%, 9/22/27, Callable 8/22/27 @ 100(a)	4,000	3,953
3.35%, 11/15/27, Callable 8/15/27 @ 100	2,000	1,865
MidAmerican Energy Co.
3.15%, 4/15/50, Callable 10/15/49 @ 100	7,000	4,847
2.70%, 8/1/52, Callable 2/1/52 @ 100	2,500	1,564
Mississippi Power Co., 4.25%, 3/15/42	3,168	2,635
NRG Energy, Inc.
4.45%, 6/15/29, Callable 3/15/29 @ 100(a)	2,907	2,585
7.00%, 3/15/33, Callable 12/15/32 @ 100(a)	6,000	6,004
Oglethorpe Power Corp., 4.50%, 4/1/47, Callable 10/1/46 @ 100	3,750	3,084
Oncor Electric Delivery Co. LLC, 3.75%, 4/1/45, Callable 10/1/44 @ 100	5,000	4,034
PECO Energy Co., 3.00%, 9/15/49, Callable 3/15/49 @ 100	7,000	4,810
Potomac Electric Power Co., 4.15%, 3/15/43, Callable 9/15/42 @ 100	5,000	4,258
Public Service Co. of Colorado, 2.70%, 1/15/51, Callable 7/15/50 @ 100	7,000	4,362
Public Service Electric & Gas Co., 3.80%, 3/1/46, MTN, Callable 9/1/45 @ 100	8,000	6,468
Rayburn Country Securitization LLC, 2.31%, 12/1/30(a)	5,404	4,826
South Jersey Industries, Inc., 5.02%, 4/15/31	9,000	6,902
Southwestern Public Service Co., 3.15%, 5/1/50, Callable 11/1/49 @ 100	10,000	6,837
The AES Corp., 2.45%, 1/15/31, Callable 10/15/30 @ 100	9,000	7,342
Tri-State Generation & Transmission Association, Inc.
4.70%, 11/1/44, Callable 5/1/44 @ 100	5,000	3,808
4.25%, 6/1/46, Callable 12/1/45 @ 100	10,000	7,110

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
WEC Energy Group, Inc., 7.43% (US0003M+211bps), 5/15/67, Callable 9/5/23 @ 100(c)	$13,000	$11,125
		210,914
Total Corporate Bonds (Cost $2,441,557)		2,137,877

Yankee Dollars (11.6%)
Communication Services (0.3%):
Rogers Communications, Inc.
3.20%, 3/15/27, Callable 2/15/27 @ 100	5,000	4,637
4.50%, 3/15/42, Callable 9/15/41 @ 100	9,500	7,822
		12,459
Consumer Discretionary (0.4%):
GENM Capital Labuan Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100(a)	8,500	6,950
International Game Technology PLC, 5.25%, 1/15/29, Callable 1/15/24 @ 102.63(a)	5,500	5,227
Nemak SAB de CV, 3.63%, 6/28/31, Callable 3/28/31 @ 100(a)	7,192	5,704
		17,881
Consumer Staples (0.7%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100(a)	9,333	7,993
Bacardi Ltd., 4.70%, 5/15/28, Callable 2/15/28 @ 100(a)	12,000	11,623
Imperial Brands Finance PLC
4.25%, 7/21/25, Callable 4/21/25 @ 100(a)	5,000	4,821
3.88%, 7/26/29, Callable 4/26/29 @ 100(a)	5,000	4,479
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.00%, 2/2/29, Callable 12/2/28 @ 100(a)	3,250	2,784
5.75%, 4/1/33, Callable 1/1/33 @ 100(a)	3,000	2,878
		34,578
Energy (0.6%):
Aker BP ASA, 4.00%, 1/15/31, Callable 10/15/30 @ 100(a)	9,250	8,242
Korea National Oil Corp., 2.63%, 4/18/32(a)	6,000	4,977
Petroleos Mexicanos
5.95%, 1/28/31, Callable 10/28/30 @ 100	6,667	4,944
6.70%, 2/16/32, Callable 11/16/31 @ 100	1,500	1,154
Shell International Finance BV, 3.63%, 8/21/42	7,000	5,779
Var Energi ASA, 8.00%, 11/15/32, Callable 8/15/32 @ 100(a)	3,750	4,046
		29,142
Financials (6.8%):
ABN AMRO Bank NV
4.75%, 7/28/25(a)	6,000	5,837
4.80%, 4/18/26(a)	8,000	7,708
ANZ Bank New Zealand Ltd., 5.55%, 8/11/32, Callable 8/11/27 @ 100(a)	4,167	4,117
Ascot Group Ltd., 4.25%, 12/15/30, Callable 12/15/25 @ 100(a)	7,802	5,585
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.95% (H15T5Y+300bps), 10/1/28, Callable 10/1/23 @ 100(a)(c)	1,000	991

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Banco Santander SA, 6.92%, 8/8/33	$4,413	$4,413
Bank of Montreal, 3.09% (H15T5Y+140bps), 1/10/37, Callable 1/10/32 @ 100(c)	6,500	5,094
Bank of New Zealand, 1.00%, 3/3/26(a)	10,400	9,256
Barclays PLC
7.38% (H15T1Y+330bps), 11/2/28, Callable 11/2/27 @ 100(c)	5,000	5,259
2.89% (H15T1Y+130bps), 11/24/32, Callable 11/24/31 @ 100(c)	5,000	3,981
6.22% (SOFR+298bps), 5/9/34, Callable 5/9/33 @ 100(c)	3,000	3,027
BBVA Bancomer SA, 8.45%, 6/29/38, Callable 6/29/33 @ 100(a)	3,125	3,183
BNP Paribas SA
4.38%, 5/12/26(a)	5,500	5,290
4.63%, 3/13/27(a)	4,500	4,328
BP Capital Markets PLC
4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100(c)(f)	9,500	9,152
4.88% (H15T5Y+440bps), Callable 3/22/30 @ 100(c)(f)	4,000	3,719
BPCE SA
3.50%, 10/23/27(a)	5,000	4,590
3.25%, 1/11/28(a)	6,000	5,448
Brookfield Finance, Inc., 4.85%, 3/29/29, Callable 12/29/28 @ 100	7,000	6,753
Canadian Imperial Bank of Commerce, 7.26%, 4/10/32(a)	2,156	2,422
Commonwealth Bank of Australia
2.69%, 3/11/31(a)	9,000	7,081
3.78%, 3/14/32(a)	3,000	2,509
Cooperatieve Rabobank UA, 4.00% (USSW5+189bps), 4/10/29, MTN, Callable 4/10/24 @ 100(c)	5,000	4,878
Credit Agricole SA, 4.13%, 1/10/27(a)	15,000	14,309
Credit Suisse Group AG
3.87% (US0003M+141bps), 1/12/29, Callable 1/12/28 @ 100(a)(c)	4,445	4,071
9.02% (SOFR+502bps), 11/15/33, Callable 11/15/32 @ 100(a)(c)	750	911
Deutsche Bank AG
4.87% (USISDA05+255bps), 12/1/32, Callable 12/1/27 @ 100(c)	10,000	8,743
3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100(c)	5,000	3,805
Enel Finance International NV, 7.50%, 10/14/32, Callable 7/14/32 @ 100(a)	3,000	3,348
HSBC Holdings PLC, 2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100(c)	8,500	7,155
ING Groep NV, 3.95%, 3/29/27	5,000	4,776
Lloyds Banking Group PLC
3.75%, 1/11/27	9,000	8,517
3.57% (US0003M+121bps), 11/7/28, Callable 11/7/27 @ 100(c)	5,000	4,560
7.95% (H15T1Y+375bps), 11/15/33, Callable 8/15/32 @ 100(c)	2,121	2,315
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100(a)(c)	8,750	6,717
Macquarie Group Ltd., 4.10% (SOFR+213bps), 6/21/28, Callable 6/21/27 @ 100(a)(c)	5,000	4,702
Mitsubishi UFJ Financial Group, Inc., 5.02% (H15T1Y+195bps), 7/20/28, Callable 7/20/27 @ 100(c)	5,000	4,910

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Mizuho Financial Group, Inc.
3.17%, 9/11/27	$5,000	$4,586
2.56%, 9/13/31	5,000	3,915
2.17% (H15T1Y+87bps), 5/22/32, Callable 5/22/31 @ 100(c)	5,000	3,898
Nationwide Building Society, 4.00%, 9/14/26(a)	7,058	6,545
NatWest Group PLC
4.80%, 4/5/26	5,000	4,872
5.08% (US0003M+191bps), 1/27/30, Callable 1/27/29 @ 100(c)	6,000	5,744
Nomura Holdings, Inc., 5.61%, 7/6/29	5,000	4,933
nVent Finance Sarl, 5.65%, 5/15/33, Callable 2/15/33 @ 100	5,500	5,399
Phoenix Group Holdings PLC, 5.38%, 7/6/27, MTN	3,750	3,564
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31, Callable 8/24/31 @ 100(a)	6,000	5,131
Santander UK Group Holdings PLC, 2.90% (SOFR+148bps), 3/15/32, Callable 3/15/31 @ 100(c)	3,000	2,435
Societe Generale SA
1.49% (H15T1Y+110bps), 12/14/26, Callable 12/14/25 @ 100(a)(c)	8,500	7,587
6.22% (H15T1Y+320bps), 6/15/33, Callable 6/15/32 @ 100(a)(c)	9,000	8,537
Standard Chartered PLC
7.77% (H15T1Y+345bps), 11/16/28, Callable 11/16/27 @ 100(a)(c)	2,500	2,663
4.87% (USISDA05+197bps), 3/15/33, Callable 3/15/28 @ 100(a)(c)	7,500	6,875
Sumitomo Mitsui Financial Group, Inc., 2.22%, 9/17/31	8,500	6,741
The Bank of Nova Scotia
4.50%, 12/16/25	6,000	5,818
1.30%, 9/15/26	7,000	6,207
The Toronto-Dominion Bank
2.00%, 9/10/31	8,500	6,761
3.62% (USSW5+221bps), 9/15/31, Callable 9/15/26 @ 100(c)	10,000	9,309
UBS Group AG
4.55%, 4/17/26	5,000	4,847
4.28%, 1/9/28, Callable 1/9/27 @ 100(a)	3,250	3,050
Washington Aircraft 1 Co. DAC, Title XI (NBGA - United States Government), 2.64%, 9/15/26	2,027	1,906
Westpac Banking Corp.
4.32% (USISOA05+224bps), 11/23/31, Callable 11/23/26 @ 100(c)	5,000	4,665
2.67% (H15T5Y+175bps), 11/15/35, Callable 11/15/30 @ 100(c)	4,000	3,077
3.02% (H15T5Y+153bps), 11/18/36, Callable 11/18/31 @ 100(c)	2,000	1,534
		324,059
Health Care (0.5%):
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100(a)	3,939	3,523
Royalty Pharma PLC, 3.55%, 9/2/50, Callable 3/2/50 @ 100	2,500	1,682
Smith & Nephew PLC, 2.03%, 10/14/30, Callable 7/14/30 @ 100	10,240	8,251
STERIS Irish FinCo Unlimited Co.
2.70%, 3/15/31, Callable 12/15/30 @ 100	3,000	2,507
3.75%, 3/15/51, Callable 9/15/50 @ 100	8,000	5,965

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	$5,000	$4,522
		26,450
Industrials (1.2%):
Air Canada Pass Through Trust
4.13%, 5/15/25(a)	13,954	13,202
3.60%, 3/15/27(a)	6,466	6,023
3.75%, 12/15/27(a)	3,975	3,683
Aircastle Ltd., 6.50%, 7/18/28, Callable 6/18/28 @ 100(a)	3,000	3,004
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100(a)	3,500	3,162
Ferguson Finance PLC
3.25%, 6/2/30, Callable 3/2/30 @ 100(a)	6,000	5,244
4.65%, 4/20/32, Callable 1/20/32 @ 100(a)	3,000	2,826
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100(a)	5,000	4,733
Sydney Airport Finance Co. Pty Ltd., 3.63%, 4/28/26, Callable 1/28/26 @ 100(a)	7,000	6,660
Trane Technologies Financing Ltd., 5.25%, 3/3/33, Callable 12/3/32 @ 100	4,000	4,029
Turkish Airlines Pass Through Trust, 4.20%, 3/15/27(a)	4,993	4,466
		57,032
Information Technology (0.1%):
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%, 2/15/32, Callable 11/15/31 @ 100	7,000	5,675
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a)	1,765	1,805
		7,480
Materials (0.7%):
ArcelorMittal SA
6.80%, 11/29/32, Callable 8/29/32 @ 100	3,250	3,355
7.00%, 10/15/39	4,000	4,136
Braskem Netherlands Finance BV
4.50%, 1/31/30(a)	13,000	11,102
7.25%, 2/13/33, Callable 11/13/32 @ 100(a)	1,600	1,577
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100(a)	7,235	6,133
Endeavour Mining PLC, 5.00%, 10/14/26, Callable 10/14/23 @ 102.5(a)	3,500	3,179
Teck Resources Ltd., 6.13%, 10/1/35	5,000	5,026
		34,508
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @ 100(a)	5,500	4,329

Utilities (0.2%):
Enel Chile SA, 4.88%, 6/12/28, Callable 3/12/28 @ 100	5,000	4,817
Enel Finance International NV, 2.25%, 7/12/31, Callable 4/12/31 @ 100(a)	5,000	3,960
		8,777
Total Yankee Dollars (Cost $614,073)		556,695

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (7.6%)
Arizona (0.1%):
City of Phoenix Civic Improvement Corp. Revenue
1.16% ,7/1/26	$910	$815
1.59% ,7/1/29	1,000	831
1.84% , 7/1/31, Continuously Callable @100	2,000	1,597
		3,243
California (0.6%):
City of El Cajon Revenue
Series A, 2.09% , 4/1/29	425	365
Series A, 2.19% , 4/1/30	425	358
Series A, 2.29% , 4/1/31, Continuously Callable @100	550	454
City of Riverside Revenue
Series A, 2.49% , 6/1/26	1,800	1,679
Series A, 2.64% , 6/1/27	1,400	1,289
San Jose Financing Authority Revenue, 1.71%, 6/1/28	2,000	1,708
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 3.13%, 8/1/28, Continuously Callable @100	10,000	9,201
San Marcos Redevelopment Agency Successor Agency Tax Allocation
Series B, 4.02% , 10/1/25	5,250	5,085
Series B, 4.47% , 10/1/29	6,500	6,238
Vista Redevelopment Agency Successor Agency Tax Allocation (INS - Assured Guaranty Municipal Corp.), Series A, 4.13%, 9/1/30, Continuously Callable @100	2,590	2,446
		28,823
Colorado (0.3%):
City & County of Denver Co. Airport System Revenue
Series C, 2.14% , 11/15/29	4,500	3,844
Series C, 2.24% , 11/15/30	5,000	4,198
County of El Paso Revenue, 4.47%, 10/1/35	5,000	4,765
		12,807
Connecticut (0.5%):
City of Bridgeport, GO, Series A, 4.08%, 8/15/29, Continuously Callable @100	7,380	6,905
City of New Haven, GO, Series B, 4.68%, 8/1/31, Continuously Callable @100	10,000	9,557
State of Connecticut, GO
Series A, 2.35% , 7/1/26	2,415	2,243
Series A, 3.43% , 4/15/28	1,500	1,411
Series A, 2.55% , 7/1/28	2,000	1,800
Town of Hamden, GO, 4.93%, 8/15/30, Continuously Callable @100	3,845	3,688
		25,604
Florida (0.7%):
County of Broward Florida Airport System Revenue, Series C, 2.91%, 10/1/32, Continuously Callable @100	9,500	8,004
County of Miami-Dade Aviation Revenue, Series B, 3.38%, 10/1/30, Continuously Callable @100	2,500	2,241
Florida Development Finance Corp. Revenue, Series B, 3.22%, 2/1/32, Continuously Callable @100	4,080	3,442
Hillsborough County IDA Revenue, 3.58%, 8/1/35, Continuously Callable @100	13,500	11,334
Hillsborough County School Board Certificate of Participation, Series B, 1.92%, 7/1/25	4,250	3,992
St. Johns County IDA Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 2.54%, 10/1/30, Continuously Callable @100	2,500	2,026
		31,039

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Georgia (0.3%):
Athens Housing Authority Revenue
2.54% ,12/1/27	$3,405	$3,090
2.59% ,12/1/28	4,585	4,085
Atlanta & Fulton County Recreation Authority Revenue
3.80% ,12/15/37	2,000	1,699
4.00% ,12/15/46	1,500	1,219
City of Atlanta GA Water & Wastewater Revenue, 2.26%, 11/1/35, Continuously Callable @100	2,500	1,977
Savannah Hospital Authority Revenue, Series B, 3.99%, 7/1/38	5,000	4,123
		16,193
Hawaii (0.2%):
State of Hawaii Airports System Revenue, Series E, 1.81%, 7/1/27	1,370	1,208
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series A-2, 3.24%, 1/1/31	9,908	9,431
		10,639
Idaho (0.1%):
Idaho State Building Authority Revenue
Series A, 3.78% , 9/1/30, Continuously Callable @100	2,500	2,338
Series A, 3.93% , 9/1/31, Continuously Callable @100	2,120	1,986
Series A, 3.98% , 9/1/32, Continuously Callable @100	2,000	1,866
		6,190
Illinois (0.4%):
City of Chicago Wastewater Transmission Revenue, 5.84%, 1/1/35	6,500	6,854
Illinois Finance Authority Revenue
3.55% ,8/15/29	2,025	1,840
3.60% ,8/15/30	3,000	2,693
State of Illinois Sales Tax Revenue
Series B, 2.51% , 6/15/32, Continuously Callable @100	2,000	1,572
Series B, 2.66% , 6/15/33, Continuously Callable @100	1,500	1,169
Winnebago & Boone Counties School District No. 205 Rockford, GO, 3.80%, 12/1/26, Continuously Callable @100	4,500	4,332
		18,460
Indiana (0.2%):
Indiana Finance Authority Revenue
Series A, 3.62% , 7/1/36	1,500	1,346
Series C, 4.36% , 7/15/29	4,955	4,808
Series C, 4.53% , 7/15/31	4,260	4,139
		10,293
Kansas (0.0%):(g)
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series B, 1.66%, 9/1/27	2,000	1,738

Louisiana (0.2%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
1.55% ,2/1/27	2,005	1,772
Series A, 4.48% , 8/1/39	3,775	3,533
Louisiana Public Facilities Authority Revenue, 2.28%, 6/1/30	3,500	2,902
		8,207
Maryland (0.4%):
Maryland Economic Development Corp. Revenue
Series B, 4.05% , 6/1/27	2,290	2,093
Series B, 4.15% , 6/1/28	2,390	2,153
Series B, 4.25% , 6/1/29	2,495	2,221
Series B, 4.35% , 6/1/30	1,325	1,169
Series B, 4.40% , 6/1/31	1,385	1,210
Maryland Stadium Authority Revenue
Series C, 2.33% , 5/1/34	3,010	2,309
Series C, 2.36% , 5/1/35	3,050	2,288
Series C, 2.81% , 5/1/40	7,000	5,165
		18,608

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Massachusetts (0.1%):
Massachusetts School Building Authority Revenue, Series B, 2.97%, 10/15/32, Continuously Callable @100	$6,500	$5,509

Michigan (0.2%):
Michigan Finance Authority Revenue, 3.08%, 12/1/34	13,000	10,984

Missouri (0.1%):
The Curators of the University of Missouri Revenue, 2.01%, 11/1/27, Continuously Callable @100	3,000	2,642

New Jersey (0.4%):
City of Atlantic, GO
Series A, 4.23% , 9/1/25	2,525	2,413
Series A, 4.29% , 9/1/26	2,415	2,279
New Jersey Economic Development Authority Revenue
Series C, 5.71% , 6/15/30	2,500	2,573
Series NNN, 3.77% , 6/15/31	10,000	9,098
New Jersey Educational Facilities Authority Revenue, Series E, 4.02%, 7/1/39	3,000	2,350
South Jersey Transportation Authority Revenue, Series B, 2.38%, 11/1/27	1,030	908
		19,621
New York (0.4%):
Long Island Power Authority Revenue
Series B, 3.98% , 9/1/25	2,500	2,421
Series B, 4.13% , 9/1/26	2,500	2,404
New York State Dormitory Authority Revenue
Series A, 2.51% , 7/1/33	5,000	4,012
Series B, 2.83% , 7/1/31	5,000	4,294
New York State Urban Development Corp. Revenue
1.88%,3/15/30	2,600	2,159
2.03% , 3/15/31, Continuously Callable @100	3,500	2,860
		18,150
Ohio (0.1%):
Cleveland Department of Public Utilities Division of Public Power Revenue, 5.50%, 11/15/38, Pre-refunded 11/15/24 @ 100	5,000	5,006

Oklahoma (0.2%):
Oklahoma Development Finance Authority Revenue, Series C, 5.45%, 8/15/28	9,750	8,496
The University of Oklahoma Revenue
Series C, 2.15% , 7/1/30	750	621
Series C, 2.30% , 7/1/31, Continuously Callable @100	1,000	817
		9,934
Pennsylvania (0.9%):
City of Pittsburgh, GO, Series B, 1.19%, 9/1/26	4,000	3,590
Commonwealth Financing Authority Revenue, Series A, 3.86%, 6/1/38	5,045	4,435
Pennsylvania Economic Development Financing Authority Revenue, Series B, 3.20%, 11/15/27	1,375	1,252
Pennsylvania Higher Educational Facilities Authority Revenue, 3.73%, 7/15/43	3,000	2,184
Pennsylvania IDA Revenue, 3.56%, 7/1/24(a)	2,106	2,063
Public Parking Authority of Pittsburgh Revenue
2.33% ,12/1/29	895	736
2.58% , 12/1/31, Continuously Callable @100	825	652
Scranton School District, GO
Series A, 3.15% , 6/15/34, (Put Date 6/15/24)(k)	2,800	2,743
Series B, 3.15% , 6/15/34, (Put Date 6/15/24)(k)	1,405	1,376

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
3.05% ,4/1/29	$800	$722
3.10% ,4/1/30	950	846
3.15% ,4/1/31	250	220
State Public School Building Authority Revenue
3.05% ,4/1/28	2,000	1,820
3.15% ,4/1/30	6,460	5,769
State Public School Building Authority Revenue (INS - Build America Mutual Assurance Co.), Series B-1, 4.08%, 12/1/23	1,300	1,292
The School District of Philadelphia, GO, 5.06%, 9/1/42	10,000	9,218
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue
Series C, 2.58% , 9/15/32	1,000	830
Series C, 2.63% , 9/15/33	2,000	1,638
		41,386
Tennessee (0.2%):
Jackson Energy Authority Revenue, Series E, 3.20%, 4/1/24, Continuously Callable @100	3,915	3,846
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Series B, 4.05%, 7/1/26, Continuously Callable @100	8,000	7,621
		11,467
Texas (0.7%):
Central Texas Regional Mobility Authority Revenue
Series C, 1.74% , 1/1/26	1,000	920
Series C, 1.84% , 1/1/27	1,000	899
Series C, 2.09% , 1/1/28	1,000	886
City of Houston TX Combined Utility System Revenue, Series D, 1.62%, 11/15/30	2,250	1,790
County of Bexar Revenue, 2.53%, 8/15/34, Continuously Callable @100	2,800	2,163
Dallas Fort Worth International Airport Revenue
Series C, 1.65% , 11/1/26	1,500	1,350
Series C, 1.95% , 11/1/28	1,000	865
Series C, 2.05% , 11/1/29	1,250	1,062
Series C, 2.10% , 11/1/30	1,000	831
Harris County Cultural Education Facilities Finance Corp. Revenue
3.34% ,11/15/37	2,000	1,621
Series B, 2.57% , 5/15/26	1,000	926
Series D, 2.28% , 7/1/34	6,785	5,185
McLennan County Public Facility Corp. Revenue, 3.90%, 6/1/29, Continuously Callable @100	2,000	1,887
Port of Corpus Christi Authority of Nueces County Revenue, 3.49%, 12/1/25	1,000	957
San Antonio Education Facilities Corp. Revenue
2.38% ,4/1/28	1,500	1,279
2.65% ,4/1/30	1,150	941
2.73% ,4/1/31	750	603
Tarrant County Cultural Education Facilities Finance Corp. Revenue
2.08% ,9/1/28	600	514
2.57% , 9/1/32, Continuously Callable @100	1,000	789
2.69% , 9/1/33, Continuously Callable @100	1,000	778
Texas Public Finance Authority Revenue
1.62% ,2/1/31	2,000	1,586
1.78% , 2/1/32, Continuously Callable @100	1,500	1,170
Texas Tech University System Revenue, 1.55%, 2/15/28	2,000	1,743
Waco Educational Finance Corp. Revenue
1.53% ,3/1/27	1,340	1,177
1.69% ,3/1/28	1,500	1,285
2.06% , 3/1/31, Continuously Callable @100	1,500	1,207
		34,414

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Washington (0.2%):
Washington State University Revenue
Series A, 2.24% , 10/1/28	$1,800	$1,587
Series A, 2.31% , 10/1/29	5,915	5,119
		6,706
Wisconsin (0.1%):
Public Finance Authority Revenue, Series WI, 3.63%, 6/1/51	6,575	4,341
Total Municipal Bonds (Cost $410,549)		362,004

U.S. Government Agency Mortgages (5.3%)
Federal Home Loan Mortgage Corporation
Series K045, Class A2, 3.02%, 1/25/25	9,013	8,691
Series KPLB, Class A, 2.77%, 5/25/25	17,000	16,223
Series KIR1, Class A2, 2.85%, 3/25/26	12,000	11,338
Series S8FX, Class A1, 3.02%, 3/25/27	10,987	10,531
Series K068, Class A2, 3.24%, 8/25/27	4,533	4,267
Series K095, Class A2, 2.79%, 6/25/29	8,750	7,909
Series K097, Class A2, 2.51%, 7/25/29	8,000	7,099
Series K096, Class A2, 2.52%, 7/25/29	9,000	8,001
Series KG02, Class A2, 2.41%, 8/25/29	9,091	8,017
Series K100, Class A2, 2.67%, 9/25/29	5,455	4,872
5.50%, 12/1/35 - 4/1/53	4,949	4,930
5.00%, 3/1/38 - 6/1/53	33,347	32,659
3.50%, 5/1/42 - 7/1/52	11,614	10,669
4.50%, 11/1/42 - 10/1/52	9,888	9,501
4.00%, 1/1/43	4,916	4,653
3.00%, 1/1/52 - 5/1/52	9,310	8,173
		157,533
Federal National Mortgage Association
Series 2017-M15, Class AV2, 2.54%, 11/25/24(b)	2,437	2,358
Series 2017-M2, Class A2, 2.81%, 2/25/27(b)	2,259	2,117
Series 2017-M7, Class A2, 2.96%, 2/25/27(b)	2,117	1,987
2.50%, 2/1/28 - 10/1/50	9,047	7,997
Series 2018-M4, Class A2, 3.06%, 3/25/28(b)	5,425	5,064
6.50%, 4/1/31 - 3/1/32	209	217
5.00%, 6/1/33 - 4/1/53	8,094	7,978
5.50%, 9/1/35 - 5/1/38	2,595	2,652
6.00%, 5/1/36 - 8/1/37	981	1,030
4.00%, 4/1/38 - 2/1/50	14,331	13,630
3.50%, 12/1/42 - 6/1/52	17,944	16,444
3.00%, 2/1/50 - 12/1/51	8,890	7,830
		69,304
Government National Mortgage Association
7.00%, 8/15/23 - 7/15/32	263	270
6.50%, 9/15/23 - 10/15/31	323	333
7.50%, 6/15/26 - 8/15/29	136	138
6.00%, 9/15/28 - 7/20/53	4,883	4,917
5.50%, 4/20/33 - 7/20/53	8,154	8,125
5.00%, 8/15/33	1,017	1,020
4.50%, 9/20/52 - 5/20/53	11,798	11,355
		26,158
		252,995
Total U.S. Government Agency Mortgages (Cost $268,666)		252,995

U.S. Treasury Obligations (15.8%)
U.S. Treasury Bonds
1.13%, 5/15/40	10,000	6,342
3.88%, 8/15/40	10,000	9,736
1.38%, 11/15/40	30,000	19,636
1.88%, 2/15/41	9,000	6,404
2.25%, 5/15/41	57,000	43,017

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
1.75%, 8/15/41	$25,000	$17,242
2.75%, 8/15/42	55,000	44,412
2.75%, 11/15/42	10,000	8,061
3.13%, 2/15/43	20,000	17,066
2.88%, 5/15/43	10,000	8,181
3.38%, 5/15/44	5,000	4,405
3.00%, 11/15/44	25,000	20,680
2.50%, 2/15/45	55,000	41,594
3.00%, 11/15/45	12,000	9,872
2.50%, 2/15/46	15,000	11,255
2.25%, 8/15/46	42,950	30,562
2.88%, 11/15/46	10,000	8,030
3.00%, 2/15/47	23,000	18,874
2.75%, 11/15/47	12,000	9,392
3.13%, 5/15/48	30,000	25,191
3.38%, 11/15/48	10,000	8,792
3.00%, 2/15/49	10,000	8,223
1.25%, 5/15/50	30,000	16,359
1.63%, 11/15/50	35,000	21,088
2.88%, 5/15/52	10,000	8,052
U.S. Treasury Inflation Indexed Bonds
2.38%, 1/15/25	64,532	63,783
0.88%, 1/15/29	12,044	11,460
U.S. Treasury Notes
0.25%, 9/30/23	40,000	39,659
0.13%, 10/15/23	20,000	19,786
3.00%, 7/31/24	25,000	24,424
2.00%, 2/15/25	25,000	23,837
2.75%, 5/15/25	15,000	14,422
0.38%, 1/31/26	10,000	8,999
0.75%, 8/31/26	5,000	4,468
2.38%, 5/15/27	10,000	9,312
0.50%, 10/31/27	26,500	22,647
1.25%, 3/31/28	20,000	17,503
1.25%, 9/30/28	19,000	16,432
2.63%, 2/15/29	20,000	18,483
2.38%, 3/31/29	20,000	18,209
4.13%, 11/15/32	20,000	20,228
Total U.S. Treasury Obligations (Cost $868,791)		756,118

Commercial Paper (0.3%)(l)
Financials (0.2%):
Brookfield COR Treasury, 5.51%, 8/4/23(a)	5,000	4,997
Brookfield Corporate Treasury Ltd, 5.51%, 8/1/23(a)	4,000	3,999
		8,996
Health Care (0.1%):
CSLB Holdings, Inc., 5.46%, 8/3/23(a)	5,000	4,998
Total Commercial Paper (Cost $13,996)		13,994

Collateral for Securities Loaned (1.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(m)	12,062,517	12,063
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22%(m)	12,062,517	12,062
Invesco Government & Agency Portfolio, Institutional Shares, 5.22%(m)	12,062,517	12,062

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.24%(m)	12,062,517	$12,063
Total Collateral for Securities Loaned (Cost $48,250)		48,250
Total Investments (Cost $5,387,759) — 100.3%		4,802,738
Liabilities in excess of other assets — (0.3)%		(15,010)
NET ASSETS - 100.00%		$4,787,728

At July 31, 2023, the Fund's investments in foreign securities were 12.0% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2023, the fair value of these securities was $1,178,714 thousands and amounted to 24.6% of net assets.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at July 31, 2023.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of July 31, 2023.
(d)	Security is interest only.
(e)	Rounds to less than $1 thousand.
(f)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g)	Amount represents less than 0.05% of net assets.
(h)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(i)	All or a portion of this security is on loan.
(j)	Currently the issuer is in default with respect to interest and/or principal payments.
(k)	Put Bond.
(l)	Rate represents the effective yield at July 31, 2023.
(m)	Rate disclosed is the daily yield on July 31, 2023.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
H15T1Y—1 Year Treasury Constant Maturity Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
IDA—Industrial Development Authority
LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of July 31, 2023, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
Title XI—The Title XI Guarantee Program provides a guarantee of payment of principal and interest of debt obligations issued by U.S. merchant marine and U.S. shipyards by enabling owners of eligible vessels and shipyards to obtain financing at attractive terms. The guarantee carries the full faith and credit of the U.S. government.
TSFR—Term SOFR
TSFR1M—1 month Term SOFR, rate disclosed as of July 31, 2023.
TSFR3M—3 month Term SOFR, rate disclosed as of July 31, 2023.
US0003M—3 Month US Dollar LIBOR, rate disclosed as of July 31, 2023, based on the last reset date of the security
USISDA05—5 Year ICE Swap Rate, rate disclosed as of July 31, 2023.
USSW5—USD 5 Year Swap Rate, rate disclosed as of July 31, 2023.

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guaranteed agreement from the name listed.

Victory Portfolios III	Schedule of Portfolio Investments
Victory Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (31.2%)
ABS Auto (19.5%):
American Credit Acceptance Receivables Trust, Series 2019-3, Class D, 2.89%, 9/12/25, Callable 9/12/23 @ 100(a)	$13	$13
American Credit Acceptance Receivables Trust, Series 2022-4, Class E, 3.65%, 12/14/26, Callable 2/13/24 @ 100(a)	666	652
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85%, 6/15/26, Callable 1/13/24 @ 100(a)	217	217
American Credit Acceptance Receivables Trust, Series 2023-2, Class C, 5.96%, 8/13/29, Callable 1/12/28 @ 100(a)	1,000	989
American Credit Acceptance Receivables Trust, Series 2022-1, Class C, 2.12%, 3/13/28, Callable 12/13/24 @ 100(a)	4,000	3,888
Americredit Automobile Receivables Trust, Series 2019-1, Class D, 3.62%, 3/18/25, Callable 9/18/23 @ 100	472	471
ARI Fleet Lease Trust, Series 2021-A, Class A2, 0.37%, 3/15/30, Callable 5/15/24 @ 100(a)	506	501
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 8/15/23 @ 100(a)	650	644
ARI Fleet Lease Trust, Series 2021-A, Class A3, 0.68%, 3/15/30, Callable 5/15/24 @ 100(a)	2,550	2,452
ARI Fleet Lease Trust, Series 2021-A, Class B, 1.13%, 3/15/30, Callable 5/15/24 @ 100(a)	2,650	2,526
ARI Fleet Lease Trust, Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 5/15/25 @ 100(a)	1,524	1,461
ARI Fleet Lease Trust, Series 2019-A, Class A3, 2.53%, 11/15/27, Callable 8/15/23 @ 100(a)	2,484	2,462
ARI Fleet Lease Trust, Series 2020-A, Class B, 2.06%, 11/15/28, Callable 8/15/23 @ 100(a)	1,470	1,438
ARI Fleet Lease Trust, Series 2022-A, Class A2, 3.12%, 1/15/31, Callable 5/15/25 @ 100(a)	1,257	1,238
Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class C, 2.35%, 2/20/28, Callable 2/20/27 @ 100(a)	800	683
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.68%, 8/20/26, Callable 9/20/25 @ 100(a)	4,000	3,722
Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class B, 6.12%, 4/20/28(a)	2,000	1,977
Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class A, 3.70%, 9/20/24, Callable 10/20/23 @ 100(a)	1,333	1,331
Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class C, 4.73%, 9/20/24, Callable 10/20/23 @ 100(a)	833	831
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, 3/20/26, Callable 4/20/25 @ 100(a)	5,000	4,736
Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class B, 7.09%, 4/20/27(a)	2,500	2,526
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.35%, 9/22/25, Callable 10/20/24 @ 100(a)	3,300	3,215
Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class B, 4.00%, 9/20/24, Callable 10/20/23 @ 100(a)	667	665
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 8/15/23 @ 100(a)	1,400	1,374
Bank of The West Auto Trust, Series 2019-1, Class B, 2.76%, 1/15/25, Callable 8/15/23 @ 100(a)	3,147	3,129
Canadian Pacer Auto Receivables Trust, Series 2021-1A, Class C, 1.46%, 12/20/27, Callable 1/19/25 @ 100(a)	5,594	5,145
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class C, 2.49%, 5/19/26, Callable 11/19/23 @ 100(a)	5,905	5,838
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class B, 2.00%, 7/21/25, Callable 11/19/23 @ 100(a)	2,000	1,975

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Carmax Auto Owner Trust, Series 2023-2, Class C, 5.57%, 11/15/28, Callable 7/15/26 @ 100	$1,000	$995
Carmax Auto Owner Trust, Series 2023-3, Class D, 6.44%, 12/16/30, Callable 6/15/27 @ 100	1,000	993
Carmax Auto Owner Trust, Series 2019-4, Class D, 2.80%, 4/15/26, Callable 12/15/23 @ 100	675	666
CarMax Auto Owner Trust, Series 2020-2, Class B, 2.90%, 8/15/25, Callable 4/15/24 @ 100	1,806	1,768
CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25, Callable 12/15/23 @ 100	5,163	5,097
CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25, Callable 3/15/24 @ 100	3,270	3,194
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 3/15/24 @ 100	3,188	3,114
CarMax Auto Owner Trust, Series 2020-2, Class D, 5.75%, 5/17/27, Callable 4/15/24 @ 100	3,127	3,111
CarMax Auto Owner Trust, Series 2022-A3, Class A3, 3.49%, 2/16/27, Callable 1/15/26 @ 100	2,000	1,952
CarMax Auto Owner Trust, Series 2021-4, Class D, 1.48%, 3/15/28, Callable 11/15/25 @ 100	4,719	4,174
CarNow Auto Receivables Trust, Series 2023-1A, Class A, 6.62%, 12/16/24(a)	492	493
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 3/10/28, Callable 9/10/26 @ 100	520	480
Carvana Auto Receivables Trust, Series 2021-N3, Class B, 0.66%, 6/12/28, Callable 10/10/26 @ 100	922	838
Carvana Auto Receivables Trust, Series 2021-N3, Class A2, 1.11%, 6/12/28, Callable 10/10/26 @ 100	3,500	3,187
Carvana Auto Receivables Trust, Series 2021-N3, Class C, 1.02%, 6/12/28, Callable 10/10/26 @ 100	550	509
Carvana Auto Receivables Trust, Series 2021-N2, Class A2, 0.97%, 3/10/28, Callable 9/10/26 @ 100	1,250	1,169
Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 1/10/26 @ 100	590	550
Carvana Auto Receivables Trust, Series 2021-N2, Class C, 1.07%, 3/10/28, Callable 9/10/26 @ 100	511	472
Carvana Auto Receivables Trust, Series 2021-N1, Class D, 1.50%, 1/10/28, Callable 1/10/26 @ 100	709	662
Carvana Auto Receivables Trust, Series 2019-3A, Class D, 3.04%, 4/15/25(a)	749	746
Carvana Auto Receivables Trust, Series 2021-N1, Class B, 1.09%, 1/10/28, Callable 1/10/26 @ 100	773	720
Carvana Auto Receivables Trust, Series 2021-N1, Class A, 0.70%, 1/10/28, Callable 1/10/26 @ 100	640	603
Carvana Auto Receivables Trust, Series 2020-P1, Class D, 1.82%, 9/8/27, Callable 10/8/25 @ 100	1,318	1,169
Carvana Auto Receivables Trust, Series 2021-N2, Class D, 1.27%, 3/10/28, Callable 9/10/26 @ 100	2,025	1,936
Chase Auto Credit Linked Notes, Series 2020-1, Class B, 0.99%, 1/25/28, Callable 5/25/24 @ 100(a)	142	142
Chase Auto Credit Linked Notes, Series 2020-1, Class C, 1.39%, 1/25/28, Callable 5/25/24 @ 100(a)	55	55
Chesapeake Funding II LLC, Series 2023-1A, Class D, 6.69%, 5/15/35, Callable 12/15/27 @ 100(a)	1,500	1,486
Chesapeake Funding II LLC, Series 2023-1A, Class C, 6.07%, 5/15/35, Callable 12/15/27 @ 100(a)	800	776
Chesapeake Funding II LLC, Series 2023-1A, Class B, 5.59%, 5/15/35, Callable 12/15/27 @ 100(a)	177	169
Chesapeake Funding II LLC, Series 1A, Class A1, 0.47%, 4/15/33, Callable 7/15/24 @ 100(a)	1,139	1,092

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Citizens Auto Receivables Trust, Series 2023-1, Class A4, 5.78%, 10/15/30, Callable 1/15/27 @ 100(a)	$3,000	$3,043
CPS Auto Receivables Trust, Series 2018-D, Class E, 5.82%, 6/16/25, Callable 8/15/23 @ 100(a)	2,741	2,740
CPS Auto Receivables Trust, Series 2022-D, Class B, 6.84%, 1/16/29, Callable 11/15/26 @ 100(a)	2,000	2,035
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88%, 8/15/28, Callable 4/15/26 @ 100(a)	2,000	1,958
Credit Acceptance Auto Loan Trust, Series 2022-3A, Class C, 8.45%, 2/15/33, Callable 10/15/26 @ 100(a)	1,000	1,035
Credit Acceptance Auto Loan Trust, Series 2020-3A, Class B, 1.77%, 12/17/29, Callable 3/15/24 @ 100(a)	750	734
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A, 0.96%, 2/15/30, Callable 10/15/24 @ 100(a)	1,034	1,015
Credit Acceptance Auto Loan Trust, Series 2023-1A, Class B, 7.02%, 5/16/33, Callable 11/15/26 @ 100(a)	2,000	2,014
Credit Acceptance Auto Loan Trust, Series 2021-4, Class B, 1.74%, 12/16/30, Callable 4/15/25 @ 100(a)	640	594
Credit Acceptance Auto Loan Trust, Series 2021-4, Class C, 1.94%, 2/18/31, Callable 4/15/25 @ 100(a)	1,000	920
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class B, 4.95%, 8/16/32, Callable 4/15/26 @ 100(a)	1,000	965
Credit Acceptance Auto Loan Trust, Series 2023-2A, Class C, 7.15%, 9/15/33, Callable 12/15/26 @ 100(a)	4,000	4,013
Credit Acceptance Auto Loan Trust, Series 2021-4, Class A, 1.26%, 10/15/30, Callable 4/15/25 @ 100(a)	667	641
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 5/15/30, Callable 11/15/24 @ 100(a)	1,200	1,172
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.63%, 9/16/30, Callable 11/15/24 @ 100(a)	3,000	2,805
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class B, 1.38%, 7/15/30, Callable 11/15/24 @ 100(a)	1,750	1,650
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class B, 0.98%, 12/11/34(a)	4,423	4,215
Donlen Fleet Lease Funding 2 LLC, Series 2, Class C, 1.20%, 12/11/34(a)	5,000	4,737
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 6/15/27, Callable 2/15/25 @ 100	1,694	1,667
Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29, Callable 4/15/25 @ 100	2,000	1,858
DT Auto Owner Trust, Series 2022-2A, Class D, 5.46%, 3/15/28, Callable 12/15/25 @ 100(a)	2,000	1,941
DT Auto Owner Trust, Series 2021-3A, Class B, 0.58%, 11/17/25, Callable 9/15/25 @ 100(a)	3,542	3,507
DT Auto Owner Trust, Series 2020-2A, Class D, 4.73%, 3/16/26, Callable 8/15/24 @ 100(a)	1,900	1,868
DT Auto Owner Trust, Series 2022-2A, Class B, 4.22%, 1/15/27, Callable 12/15/25 @ 100(a)	2,000	1,964
DT Auto Owner Trust, Series 2021-3A, Class C, 0.87%, 5/17/27, Callable 9/15/25 @ 100(a)	3,125	2,990
DT Auto Owner Trust, Series 2019-2A, Class E, 4.46%, 5/15/26, Callable 10/15/23 @ 100(a)	5,500	5,475
DT Auto Owner Trust, Series 2019-4A, Class E, 3.93%, 10/15/26, Callable 3/15/24 @ 100(a)	2,000	1,959
Enterprise Fleet Financing LLC, Series 2022-2, Class A2, 4.65%, 5/21/29, Callable 11/20/25 @ 100(a)	1,841	1,813
Enterprise Fleet Financing LLC, Series 2023-1, Class A3, 5.42%, 10/22/29, Callable 12/20/26 @ 100(a)	1,778	1,754
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25, Callable 8/20/23 @ 100(a)	1,708	1,704

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Enterprise Fleet Financing LLC, Series 2022-1, Class A2, 3.03%, 1/20/28, Callable 6/20/25 @ 100(a)	$1,041	$1,016
Enterprise Fleet Financing LLC, Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 7/20/26 @ 100(a)	2,000	2,002
Enterprise Fleet Financing LLC, Series 2023-2, Class A2, 5.56%, 4/22/30, Callable 2/20/27 @ 100(a)	1,000	992
Enterprise Fleet Financing LLC, Series 2021-1, Class A2, 0.44%, 12/21/26, Callable 6/20/24 @ 100(a)	828	812
Exeter Automobile Receivables Trust, Series 2022-5A, Class C, 6.51%, 12/15/27, Callable 5/15/26 @ 100	1,000	1,001
Exeter Automobile Receivables Trust, Series 2019-3A, Class E, 4.00%, 8/17/26, Callable 3/15/24 @ 100(a)	1,133	1,114
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32%, 7/15/25, Callable 3/15/25 @ 100	30	30
Exeter Automobile Receivables Trust, Series 2020-2A, Class E, 7.19%, 9/15/27, Callable 11/15/24 @ 100(a)	4,500	4,527
Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.98%, 6/15/26, Callable 9/15/25 @ 100	2,268	2,218
Exeter Automobile Receivables Trust, Series 2020-1A, Class E, 3.74%, 1/15/27, Callable 7/15/24 @ 100(a)	1,000	964
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65%, 10/15/26, Callable 7/15/26 @ 100	2,000	1,974
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11%, 8/15/25, Callable 3/15/24 @ 100(a)	1,741	1,720
First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.55%, 4/15/25, Callable 8/15/23 @ 100(a)	341	341
First Investors Auto Owner Trust, Series 2020-1A, Class C, 2.55%, 2/17/26, Callable 1/15/24 @ 100(a)	145	145
Flagship Credit Auto Trust, Series 2019-4, Class E, 4.11%, 3/15/27, Callable 3/15/25 @ 100(a)	2,765	2,624
Flagship Credit Auto Trust, Series 2022-2, Class B, 4.76%, 5/17/27, Callable 10/15/26 @ 100(a)	2,000	1,957
Flagship Credit Auto Trust, Series 2020-4, Class B, 1.00%, 10/15/25, Callable 9/15/25 @ 100(a)	589	587
Flagship Credit Auto Trust, Series 2020-2, Class D, 5.75%, 4/15/26, Callable 6/15/25 @ 100(a)	5,000	4,957
Flagship Credit Auto Trust, Series 2021-1, Class B, 0.68%, 2/16/27, Callable 11/15/25 @ 100(a)	1,635	1,619
Flagship Credit Auto Trust, Series 2021-1, Class C, 0.91%, 3/15/27, Callable 11/15/25 @ 100(a)	2,700	2,565
Flagship Credit Auto Trust, Series 2019-2, Class D, 3.53%, 5/15/25, Callable 9/15/24 @ 100(a)	2,512	2,477
Flagship Credit Auto Trust, Series 2021-3, Class B, 0.95%, 7/15/27, Callable 9/15/26 @ 100(a)	3,300	3,110
Ford Credit Auto Lease Trust, Series 2022-A, Class B, 3.81%, 8/15/25, Callable 10/15/24 @ 100	1,286	1,256
Ford Credit Auto Lease Trust, Series 2023-A, Class C, 5.54%, 12/15/26, Callable 8/15/25 @ 100	720	706
Ford Credit Auto Owner Trust, Series 2023-1, Class B, 5.29%, 8/15/35, Callable 2/15/28 @ 100(a)	822	798
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31, Callable 2/15/25 @ 100(a)	5,000	4,713
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100(a)	5,000	4,708
Ford Credit Auto Owner Trust, Series 2021-2, Class D, 2.60%, 5/15/34, Callable 11/15/26 @ 100(a)	500	433
Ford Credit Auto Owner Trust, Series 2023-1, Class D, 6.26%, 8/15/35, Callable 2/15/28 @ 100(a)	7,400	7,258
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04%, 8/15/31, Callable 2/15/25 @ 100(a)	2,667	2,519

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Ford Credit Auto Owner Trust, Series 2023-1, Class C, 5.58%, 8/15/35, Callable 2/15/28 @ 100(a)	$3,000	$2,959
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class D, 2.60%, 1/15/26, Callable 9/15/23 @ 100(a)	617	615
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class C, 1.02%, 9/15/26, Callable 7/15/24 @ 100(a)	1,325	1,293
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.87%, 1/15/26, Callable 7/15/24 @ 100(a)	686	682
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class E, 3.49%, 4/15/26, Callable 9/15/23 @ 100(a)	1,450	1,445
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class C, 5.72%, 8/15/28, Callable 3/15/26 @ 100(a)	2,000	1,975
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class B, 5.35%, 3/15/28, Callable 3/15/26 @ 100(a)	1,253	1,234
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class A3, 0.81%, 5/15/26, Callable 2/15/25 @ 100(a)	1,943	1,918
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class B, 5.19%, 10/15/27, Callable 8/15/25 @ 100(a)	2,500	2,464
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class B, 1.31%, 7/15/27, Callable 2/15/25 @ 100(a)	5,749	5,516
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class B, 2.15%, 5/17/27, Callable 6/15/25 @ 100(a)	2,000	1,906
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class A3, 1.83%, 12/15/26, Callable 6/15/25 @ 100(a)	1,200	1,170
GLS Auto Receivables Issuer Trust, Series 2019-2A, Class D, 4.52%, 2/17/26, Callable 11/15/23 @ 100(a)	4,250	4,221
GLS Auto Receivables Issuer Trust, Series 2019-3A, Class D, 3.84%, 5/15/26, Callable 3/15/24 @ 100(a)	1,000	982
GLS Auto Receivables Issuer Trust, Series 2020-4A, Class C, 1.14%, 11/17/25, Callable 3/15/25 @ 100(a)	618	611
GLS Auto Receivables Issuer Trust, Series 2020-2A, Class D, 7.48%, 4/15/27, Callable 8/15/24 @ 100(a)	1,560	1,561
GLS Auto Receivables Issuer Trust, Series 2A, Class C, 4.57%, 4/15/26, Callable 8/15/24 @ 100(a)	1,250	1,239
GLS Auto Receivables Issuer Trust, Series 4A, Class A, 0.84%, 7/15/25(a)	123	123
GLS Auto Receivables Issuer Trust, Series 4A, Class B, 1.53%, 4/15/26(a)	1,000	980
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class B, 0.78%, 11/17/25, Callable 10/15/25 @ 100(a)	1,545	1,527
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class C, 1.11%, 9/15/26, Callable 10/15/25 @ 100(a)	3,611	3,440
GLS Auto Receivables Issuer Trust, Series 2022-2A, Class B, 4.70%, 9/15/26(a)	2,000	1,971
GLS Auto Receivables Trust, Series 2021-2A, Class C, 1.08%, 6/15/26, Callable 8/15/25 @ 100(a)	3,043	2,969
GLS Auto Receivables Trust, Series 2022-1A, Class B, 2.84%, 5/15/26(a)	1,000	979
GLS Auto Receivables Trust, Series 2021-2A, Class B, 0.77%, 9/15/25, Callable 8/15/25 @ 100(a)	299	299
GM Financial Automobile Leasing Trust, Series 2022-2, Class B, 4.02%, 5/20/26, Callable 9/20/24 @ 100	1,250	1,219
GM Financial Automobile Leasing Trust, Series 2023-2, Class B, 5.54%, 5/20/27, Callable 10/20/25 @ 100	833	824
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class B, 2.54%, 8/18/25, Callable 1/16/24 @ 100	1,500	1,475
GMF Floorplan Owner Revolving Trust, Series 2020-2, Class B, 0.96%, 10/15/25(a)	1,750	1,732
GMF Floorplan Owner Revolving Trust, Series 2020-2, Class C, 1.31%, 10/15/25(a)	2,250	2,226

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
GMF Floorplan Owner Revolving Trust, Series 2019-2, Class C, 3.30%, 4/15/26(a)	$2,000	$1,956
GTE Auto Receivables Trust, Series 2023-1, Class B, 5.39%, 8/15/29, Callable 5/15/26 @ 100(a)	3,000	2,993
GTE Auto Receivables Trust, Series 2023-1, Class C, 5.88%, 11/15/29, Callable 5/15/26 @ 100(a)	2,625	2,637
GTE Auto Receivables Trust, Series 2023-1, Class A4, 5.12%, 4/16/29, Callable 5/15/26 @ 100(a)	4,000	3,981
GTE Auto Receivables Trust, Series 2023-1, Class A3, 5.18%, 3/15/28, Callable 5/15/26 @ 100(a)	1,000	995
Hertz Vehicle Financing III LLC, Series 2022-3A, Class A, 3.37%, 3/25/25, Callable 3/25/24 @ 100(a)	2,000	1,975
Hertz Vehicle Financing III LLC, Series 2023-1A, Class C, 6.91%, 6/25/27(a)	4,000	3,962
Hertz Vehicle Financing III LLC, Series 2022-1A, Class C, 2.63%, 6/25/26, Callable 6/25/25 @ 100(a)	2,700	2,498
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A, 1.99%, 6/25/26, Callable 6/25/25 @ 100(a)	1,000	931
Hertz Vehicle Financing III LLC, Series 2023-1A, Class B, 6.22%, 6/25/27(a)	1,000	991
Hertz Vehicle Financing III LLC, Series 2022-1A, Class B, 2.19%, 6/25/26, Callable 6/25/25 @ 100(a)	4,250	3,935
Hertz Vehicle Financing LLC, Series 2022-4A, Class A, 3.73%, 9/25/26, Callable 9/25/25 @ 100(a)	4,000	3,812
JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.88%, 9/25/28, Callable 4/25/25 @ 100(a)	1,644	1,598
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/28, Callable 4/25/25 @ 100(a)	581	563
JPMorgan Chase Bank NA, Series 2021-1, Class D, 1.17%, 9/25/28, Callable 4/25/25 @ 100(a)	818	794
JPMorgan Chase Bank NA, Series 2021-1, Class C, 1.02%, 9/25/28, Callable 4/25/25 @ 100(a)	617	599
JPMorgan Chase Bank NA, Series 2021-3, Class D, 1.01%, 2/26/29, Callable 3/25/25 @ 100(a)	1,534	1,455
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 2/26/29, Callable 3/25/25 @ 100(a)	1,019	972
JPMorgan Chase Bank NA, Series 2021-2, Class D, 1.14%, 12/26/28, Callable 4/25/25 @ 100(a)	297	288
JPMorgan Chase Bank NA, Series 2020-1, Class D, 1.89%, 1/25/28, Callable 5/25/24 @ 100(a)	23	23
JPMorgan Chase Bank NA, Series 2020-2, Class C, 1.14%, 2/25/28, Callable 9/25/24 @ 100(a)	168	166
JPMorgan Chase Bank NA, Series 2020-2, Class B, 0.84%, 2/25/28, Callable 9/25/24 @ 100(a)	1,962	1,933
JPMorgan Chase Bank NA, Series 2020-2, Class D, 1.49%, 2/25/28, Callable 9/25/24 @ 100(a)	591	583
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94%, 11/16/26, Callable 6/15/25 @ 100(a)	5,600	5,307
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30%, 8/17/26, Callable 6/15/25 @ 100(a)	690	672
LAD Auto Receivables Trust, Series 2022-1A, Class C, 6.85%, 4/15/30, Callable 2/15/26 @ 100(a)	2,000	1,985
LAD Auto Receivables Trust, Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 6/15/25 @ 100(a)	5,000	4,651
LAD Auto Receivables Trust, Series 2023-1A, Class D, 7.30%, 6/17/30, Callable 1/15/27 @ 100(a)	1,811	1,811
LAD Auto Receivables Trust, Series 2023-2A, Class D, 6.30%, 2/15/31, Callable 2/15/27 @ 100(a)	1,400	1,358
LAD Auto Receivables Trust, Series 2023-1A, Class C, 6.18%, 12/15/27, Callable 1/15/27 @ 100(a)	2,000	1,975

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
LAD Auto Receivables Trust, Series 2022-1A, Class B, 5.87%, 9/15/27, Callable 2/15/26 @ 100(a)	$1,600	$1,570
LAD Auto Receivables Trust, Series 2022-1A, Class A, 5.21%, 6/15/27, Callable 2/15/26 @ 100(a)	1,134	1,119
LAD Auto Receivables Trust, Series 2023-1A, Class B, 5.59%, 8/16/27, Callable 1/15/27 @ 100(a)	1,200	1,174
Lobel Automobile Receivables Trust, Series 2023-1, Class A, 6.97%, 7/15/26(a)	4,191	4,192
Oscar U.S. Funding XII LLC, Series 1A, Class A3, 0.70%, 4/10/25, Callable 2/10/25 @ 100(a)	1,862	1,835
Oscar U.S. Funding XII LLC, Series 1A, Class A4, 1.00%, 4/10/28, Callable 2/10/25 @ 100(a)	7,500	6,983
Oscar U.S. Funding XIII LLC, Series 2021-2A, Class A4, 1.27%, 9/11/28, Callable 6/10/25 @ 100(a)	8,100	7,429
Oscar U.S. Funding XIII LLC, Series 2021-2A, Class A3, 0.86%, 9/10/25, Callable 6/10/25 @ 100(a)	5,590	5,460
Oscar U.S. Funding XIV LLC, Series 2022-1A, Class A3, 2.30%, 4/10/26, Callable 3/10/26 @ 100(a)	2,340	2,243
Oscar US Funding XIV LLC, Series 2022-1A, Class A4, 2.82%, 4/10/29, Callable 3/10/26 @ 100(a)	900	836
PenFed Auto Receivables Owner Trust, Series 2022-A, Class D, 5.85%, 6/17/30, Callable 2/15/26 @ 100(a)	912	886
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.18%, 12/15/28, Callable 2/15/26 @ 100(a)	1,000	976
PenFed Auto Receivables Owner Trust, Series 2022-A, Class B, 4.60%, 12/15/28, Callable 2/15/26 @ 100(a)	2,299	2,257
PenFed Auto Receivables Owner Trust, Series 2022-A, Class C, 4.83%, 12/15/28, Callable 2/15/26 @ 100(a)	1,833	1,793
Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.31%, 11/16/26, Callable 1/15/25 @ 100(a)	924	917
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01%, 8/15/25, Callable 2/15/24 @ 100(a)	4,882	4,771
Prestige Auto Receivables Trust, Series 2023-1A, Class C, 5.65%, 2/15/28, Callable 1/15/28 @ 100(a)	2,000	1,965
Santander Bank Auto Credit Linked Notes, Series 2023-A, Class C, 6.74%, 6/15/33, Callable 7/15/27 @ 100(a)	202	202
Santander Bank Auto Credit Linked Notes, Series 2023-A, Class D, 7.08%, 6/15/33, Callable 7/15/27 @ 100(a)	2,225	2,221
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class C, 6.99%, 12/15/32, Callable 9/15/26 @ 100(a)	2,839	2,842
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class C, 5.92%, 8/16/32, Callable 2/15/26 @ 100(a)	1,012	1,006
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class E, 8.68%, 8/16/32, Callable 2/15/26 @ 100(a)	1,014	1,004
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class D, 6.79%, 8/16/32, Callable 2/15/26 @ 100(a)	1,096	1,091
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 5/15/32, Callable 11/15/25 @ 100(a)	1,913	1,883
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class B, 6.45%, 12/15/32, Callable 9/15/26 @ 100(a)	710	708
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class D, 8.20%, 12/15/32, Callable 9/15/26 @ 100(a)	2,933	2,952
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class C, 7.38%, 5/15/32, Callable 11/15/25 @ 100(a)	2,392	2,348
Santander Bank NA, Series 2021-1A, Class C, 3.27%, 12/15/31, Callable 7/15/25 @ 100(a)	248	242
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 7/15/25 @ 100(a)	1,355	1,317
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class C, 1.29%, 4/15/26, Callable 6/15/25 @ 100(a)	7,400	7,225

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class E, 4.13%, 1/15/27, Callable 6/15/25 @ 100(a)	$1,000	$968
Santander Retail Auto Lease Trust, Series 2021-B, Class B, 0.84%, 6/20/25, Callable 4/20/24 @ 100(a)	5,000	4,838
Santander Retail Auto Lease Trust, Series 2021-C, Class C, 1.11%, 3/20/26, Callable 6/20/24 @ 100(a)	3,438	3,289
Santander Retail Auto Lease Trust, Series 2021-C, Class B, 0.83%, 3/20/26, Callable 6/20/24 @ 100(a)	1,750	1,685
Santander Retail Auto Lease Trust, Series 2020-B, Class C, 1.18%, 12/20/24, Callable 2/20/24 @ 100(a)	4,000	3,918
SFS Auto Receivables Securitization Trust, Series 2023-1A, Class C, 5.97%, 2/20/31, Callable 1/20/26 @ 100(a)	2,709	2,725
Tesla Auto Lease Trust, Series 2023-A, Class B, 6.41%, 7/20/27, Callable 8/20/25 @ 100(a)	3,000	2,991
Toyota Lease Owner Trust, Series 2023-A, Class A4, 5.05%, 8/20/27, Callable 9/20/25 @ 100(a)	3,000	2,973
Unify Auto Receivables Trust, Series 2021-1A, Class B, 1.29%, 11/16/26, Callable 12/15/24 @ 100(a)	3,000	2,844
Unify Auto Receivables Trust, Series 2021-1A, Class A4, 0.98%, 7/15/26, Callable 12/15/24 @ 100(a)	3,000	2,920
United Auto Credit Securitization Trust, Series 2023-1, Class C, 6.28%, 7/10/28, Callable 3/10/26 @ 100(a)	4,000	3,952
Veridian Auto Receivables Trust, Series 2023-1A, Class B, 5.86%, 4/16/29, Callable 8/15/27 @ 100(a)	2,133	2,099
Veridian Auto Receivables Trust, Series 2023-1A, Class A4, 5.59%, 12/15/28, Callable 8/15/27 @ 100(a)	2,000	1,973
Veridian Auto Receivables Trust, Series 2023-1A, Class A3, 5.56%, 3/15/28, Callable 8/15/27 @ 100(a)	1,000	987
Veridian Auto Receivables Trust, Series 2023-1A, Class C, 6.37%, 7/16/29, Callable 8/15/27 @ 100(a)	2,500	2,488
Westlake Automobile Receivables Trust, Series 2023-1A, Class B, 5.41%, 1/18/28, Callable 6/15/26 @ 100(a)	1,000	988
Westlake Automobile Receivables Trust, Series 2022-3A, Class C, 6.44%, 12/15/27, Callable 1/15/26 @ 100(a)	2,000	1,995
Westlake Automobile Receivables Trust, Series 2022-2A, Class B, 4.31%, 9/15/27, Callable 12/15/25 @ 100(a)	800	783
Westlake Automobile Receivables Trust, Series 2021-3A, Class D, 2.12%, 1/15/27, Callable 6/15/25 @ 100(a)	1,000	925
Westlake Automobile Receivables Trust, Series 2020-1A, Class E, 3.31%, 10/15/25, Callable 1/15/24 @ 100(a)	3,830	3,763
Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.85%, 9/15/27, Callable 12/15/25 @ 100(a)	1,429	1,394
Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class B, 5.80%, 4/18/38(a)	1,345	1,323
Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.80%, 4/18/38(a)	1,100	1,096
Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class C, 6.18%, 4/18/38(a)	3,333	3,303
Wheels Fleet Lease Funding 1 LLC, Series 2022-1A, Class A, 2.47%, 10/18/36, Callable 9/18/24 @ 100(a)	1,217	1,190
Wheels SPV 2 LLC, Series 2020-1A, Class A3, 0.62%, 8/20/29, Callable 1/20/24 @ 100(a)	2,907	2,844
World Omni Automobile Lease Securitization Trust, Series 2022-A, Class A4, 3.34%, 6/15/27	1,500	1,466
World Omni Select Auto Trust, Series 2021-A, Class D, 1.44%, 11/15/27, Callable 5/15/25 @ 100	2,750	2,469
World Omni Select Auto Trust, Series 2020-A, Class B, 0.84%, 6/15/26, Callable 8/15/24 @ 100	4,646	4,566
World Omni Select Auto Trust, Series 2023-A, Class C, 6.00%, 1/16/29, Callable 1/15/26 @ 100	2,000	1,984
		475,486

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
ABS Other (9.9%):
AFG ABS I LLC, Series 2023-1, Class B, 7.51%, 9/16/30, Callable 2/15/27 @ 100(a)	$1,667	$1,664
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100(a)	5,500	4,811
AMSR Trust, Series 2021-SFR1, Class A, 1.95%, 6/17/38(a)	2,000	1,687
AMSR Trust, Series 2021-SFR1, Class B, 2.15%, 6/17/38(a)	2,000	1,678
AMSR Trust, Series 2021-SFR1, Class C, 2.35%, 6/17/38(a)	1,200	1,004
Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class B, 1.38%, 2/22/27, Callable 11/20/24 @ 100(a)	1,240	1,179
Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class C, 1.75%, 6/21/27, Callable 11/20/24 @ 100(a)	1,000	936
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28, Callable 9/20/25 @ 100(a)	4,162	3,821
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class A2, 1.64%, 10/20/27, Callable 9/20/25 @ 100(a)	1,367	1,313
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class B, 5.65%, 10/20/28, Callable 6/20/26 @ 100(a)	2,000	1,957
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, 6/21/28, Callable 6/20/26 @ 100(a)	1,238	1,226
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class B, 6.03%, 12/20/29, Callable 1/20/28 @ 100(a)	750	742
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29, Callable 1/20/28 @ 100(a)	1,966	1,966
Atalaya Equipment Leasing Trust, Series 2021-1A, Class A2, 1.23%, 5/15/26, Callable 10/15/24 @ 100(a)	400	393
Atalaya Equipment Leasing Trust, Series 2022-1A, Class B, 2.08%, 2/15/27, Callable 10/15/24 @ 100(a)	2,467	2,342
CARS LP, Series 2020-1A, Class A1, 2.69%, 2/15/50, Callable 8/15/23 @ 100(a)	3,871	3,643
CARS-DB5 LP, Series 2021-1A, Class A1, 1.44%, 8/15/51, Callable 8/15/24 @ 100(a)	1,870	1,619
CCG Receivables Trust, Series 2023-1, Class B, 5.99%, 9/16/30, Callable 11/14/26 @ 100(a)	2,010	2,011
CCG Receivables Trust, Series 2023-1, Class C, 6.28%, 9/16/30, Callable 11/14/26 @ 100(a)	3,556	3,558
CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.53%, 3/15/61, Callable 3/15/24 @ 100(a)	2,827	2,462
CNH Equipment Trust, Series 2022-A, Class A3, 2.94%, 7/15/27, Callable 11/15/26 @ 100	1,000	957
Conn's Receivables Funding LLC, Series 2022-A, Class B, 9.52%, 12/15/26, Callable 8/15/24 @ 100(a)	4,860	4,886
CP EF Asset Securitization I LLC, Series 2022-1A, Class A, 5.96%, 4/15/30, Callable 12/15/25 @ 100(a)	2,627	2,584
Crossroads Asset Trust, Series 2021-A, Class B, 1.12%, 6/20/25, Callable 4/20/24 @ 100(a)	393	391
Dell Equipment Finance Trust, Series 2021-1, Class D, 1.03%, 11/23/26, Callable 9/22/23 @ 100(a)	1,500	1,487
Dell Equipment Finance Trust, Series 2022-1, Class B, 2.72%, 8/23/27, Callable 8/22/24 @ 100(a)	1,550	1,498
Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29, Callable 2/22/26 @ 100(a)	2,283	2,268
Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/27, Callable 3/22/24 @ 100(a)	2,188	2,094
Dell Equipment Finance Trust, Series 2023-1, Class D, 6.80%, 3/22/29, Callable 10/22/25 @ 100(a)	1,818	1,810

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Dell Equipment Finance Trust, Series 2021-2, Class C, 0.94%, 12/22/26, Callable 3/22/24 @ 100(a)	$2,500	$2,402
Dell Equipment Finance Trust, Series 2023-2, Class C, 6.06%, 1/22/29, Callable 2/22/26 @ 100(a)	1,100	1,093
Dext ABS LLC, Series 2023-1, Class A2, 5.99%, 3/15/32, Callable 3/15/27 @ 100(a)	1,000	997
Dext ABS LLC, Series 2021-1, Class C, 2.29%, 9/15/28, Callable 4/15/26 @ 100(a)	5,000	4,514
Dext ABS LLC, Series 2020-1, Class C, 3.03%, 11/15/27, Callable 10/15/24 @ 100(a)	1,600	1,547
Dext ABS LLC, Series 2023-1, Class B, 6.55%, 3/15/32, Callable 3/15/27 @ 100(a)	5,430	5,389
Diamond Infrastructure Funding LLC, Series 2021-1A, Class B, 2.36%, 4/15/49, Callable 9/20/25 @ 100(a)	3,000	2,553
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49, Callable 9/20/25 @ 100(a)	3,333	2,870
Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100(a)	3,273	2,683
Diamond Resorts Owner Trust, Series 2021-1A, Class B, 2.05%, 11/21/33, Callable 4/20/25 @ 100(a)	606	557
Diamond Resorts Owner Trust, Series 2021-1A, Class A, 1.51%, 11/21/33, Callable 4/20/25 @ 100(a)	1,051	961
DLLAA LLC, Series 2023-1A, Class A3, 5.34%, 3/22/27, Callable 3/20/27 @ 100(a)	2,000	1,988
DLLAA LLC, Series 2023-1A, Class A4, 5.35%, 3/20/31, Callable 3/20/27 @ 100(a)	1,143	1,134
DLLAA LLC, Series 2023-1A, Class A3, 5.64%, 2/22/28, Callable 11/20/27 @ 100(a)	2,000	2,006
DLLST LLC, Series 2022-1A, Class A4, 3.69%, 9/20/28, Callable 6/20/25 @ 100(a)	3,000	2,917
Encina Equipment Finance LLC, Series 2021-1A, Class B, 1.21%, 2/16/27, Callable 10/15/23 @ 100(a)	676	672
Encina Equipment Finance LLC, Series 2022-1A, Class B, 5.15%, 1/16/29, Callable 11/15/24 @ 100(a)	1,000	970
Encina Equipment Finance LLC, Series 2021-1A, Class C, 1.39%, 6/15/27, Callable 10/15/23 @ 100(a)	846	828
Encina Equipment Finance LLC, Series 2021-1A, Class D, 1.69%, 11/15/27, Callable 10/15/23 @ 100(a)	1,538	1,497
FirstKey Homes Trust, Series 2021-SFR1, Class B, 1.79%, 8/17/38(a)	3,000	2,616
FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.61%, 9/17/38(a)	2,308	2,005
FirstKey Homes Trust, Series 2021-SFR3, Class B, 2.44%, 12/17/38(a)	1,000	889
FirstKey Homes Trust, Series 2021-SFR1, Class C, 1.89%, 8/17/38(a)	3,000	2,606
FirstKey Homes Trust, Series 2021-SFR3, Class C, 2.54%, 12/17/38(a)	1,750	1,544
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.14%, 12/17/38(a)	988	874
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100(a)	5,000	4,377
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class C, 5.75%, 5/15/28(a)	1,597	1,571
Ford Credit Floorplan Master Owner Trust, Series 2020-1, Class B, 0.98%, 9/15/25	3,500	3,478
FRTKL, Series 2021-SFR1, Class B, 1.72%, 9/17/38(a)	1,500	1,318
GreatAmerica Leasing Receivables, Series 2023-1, Class B, 5.21%, 3/15/30, Callable 7/15/27 @ 100(a)	1,500	1,466
GreatAmerica Leasing Receivables Funding LLC, Series 2020-1, Class B, 2.00%, 2/16/26, Callable 12/15/23 @ 100(a)	1,090	1,074
Hpefs Equipment Trust, Series 2022-3A, Class C, 6.13%, 8/20/29, Callable 5/20/26 @ 100(a)	735	732
HPEFS Equipment Trust, Series 2021-2A, Class C, 0.88%, 9/20/28, Callable 7/20/24 @ 100(a)	4,843	4,702

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
HPEFS Equipment Trust, Series 2022-2A, Class D, 4.94%, 3/20/30, Callable 11/20/25 @ 100(a)	$1,200	$1,159
HPEFS Equipment Trust, Series 2021-2A, Class D, 1.29%, 3/20/29, Callable 7/20/24 @ 100(a)	2,719	2,585
HPEFS Equipment Trust, Series 2021-1A, Class C, 0.75%, 3/20/31, Callable 4/20/24 @ 100(a)	2,500	2,469
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/31, Callable 4/20/24 @ 100(a)	8,866	8,590
Kubota Credit Owner Trust, Series 2022-1A, Class A3, 2.67%, 10/15/26, Callable 2/15/26 @ 100(a)	2,000	1,907
Kubota Credit Owner Trust, Series 2022-2A, Class A, 5.23%, 6/15/28, Callable 5/15/27 @ 100(a)	1,500	1,489
MMAF Equipment Finance LLC, Series 2023-A, Class A3, 5.54%, 12/13/29(a)	1,000	1,001
MMAF Equipment Finance LLC, Series 2020-BA, Class A5, 0.85%, 4/14/42, Callable 2/14/25 @ 100(a)	5,000	4,636
MMAF Equipment Finance LLC, Series 2022-A, Class A3, 3.20%, 1/13/28(a)	2,000	1,917
MMAF Equipment Finance LLC, Series 2023-A, Class A4, 5.50%, 12/13/38(a)	1,500	1,505
MVW LLC, Series 2021-1WA, Class B, 1.44%, 1/22/41, Callable 3/20/27 @ 100(a)	951	835
MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 3/20/27 @ 100(a)	909	810
MVW Owner Trust, Series 2017-1A, Class A, 2.42%, 12/20/34, Callable 9/20/23 @ 100(a)	252	238
MVW Owner Trust, Series 2018-1A, Class A, 3.45%, 1/21/36, Callable 7/20/24 @ 100(a)	2,737	2,671
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100(a)	4,516	3,872
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 10/20/24 @ 100(a)	1,466	1,219
NMEF Funding LLC, Series 2022-B, Class A2, 6.07%, 6/15/29, Callable 10/15/26 @ 100(a)	970	968
NMEF Funding LLC, Series 2021-A, Class B, 1.85%, 12/15/27, Callable 9/15/24 @ 100(a)	4,000	3,913
NMEF Funding LLC, Series 2022-B, Class B, 7.12%, 6/15/29, Callable 10/15/26 @ 100(a)	1,000	999
NMEF Funding LLC, Series 2021-A, Class A2, 0.81%, 12/15/27, Callable 9/15/24 @ 100(a)	86	86
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49, Callable 11/19/23 @ 100(a)	3,014	2,750
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 8/20/23 @ 100(a)	1,370	1,282
Pawnee Equipment Receivables LLC, Series 2021-1, Class B, 1.82%, 7/15/27, Callable 8/15/25 @ 100(a)	1,637	1,511
Pawnee Equipment Receivables LLC, Series 2020-1, Class B, 1.84%, 1/15/26, Callable 2/15/24 @ 100(a)	930	922
Pawnee Equipment Receivables LLC, Series 2020-1, Class A, 1.37%, 11/17/25, Callable 2/15/24 @ 100(a)	9	9
Pawneee Equipment Receivables LLC, Series 2022-1, Class A3, 5.17%, 2/15/28, Callable 6/15/26 @ 100(a)	1,000	987
Pawneee Equipment Receivables LLC, Series 2022-1, Class B, 5.40%, 7/17/28, Callable 6/15/26 @ 100(a)	2,375	2,276
Pawneee Equipment Receivables LLC, Series 2021-1, Class A2, 1.10%, 7/15/27, Callable 8/15/25 @ 100(a)	1,063	1,027
Progress Residential Trust, Series 2021-SFR4, Class B, 1.81%, 5/17/38(a)	4,500	3,992
Progress Residential Trust, Series 2021-SFR2, Class B, 1.80%, 4/19/38, Callable 4/17/24 @ 100(a)	6,850	6,120

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Progress Residential Trust, Series 2021-SFR5, Class C, 1.81%, 7/17/38(a)	$1,500	$1,305
Progress Residential Trust, Series 2021-SFR5, Class B, 1.66%, 7/17/38(a)	2,400	2,104
Progress Residential Trust, Series 2021-SFR6, Class B, 1.75%, 7/17/38, Callable 7/17/26 @ 100(a)	2,813	2,463
SCF Equipment Leasing LLC, Series 2022-2A, Class B, 6.50%, 2/20/32, Callable 3/20/25 @ 100(a)	429	424
SCF Equipment Leasing LLC, Series 2022-2A, Class D, 6.50%, 10/20/32, Callable 3/20/25 @ 100(a)	1,319	1,266
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 3/20/25 @ 100(a)	1,474	1,458
SCF Equipment Leasing LLC, Series 2019-2, Class B, 2.76%, 8/20/26, Callable 3/20/25 @ 100(a)	2,000	1,932
SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.50%, 8/20/32, Callable 3/20/25 @ 100(a)	785	766
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 3/20/25 @ 100(a)	4,390	4,233
SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.93%, 9/20/30, Callable 3/20/26 @ 100(a)	616	545
SCF Equipment Leasing LLC, Series 2020-1A, Class C, 2.60%, 8/21/28, Callable 3/20/25 @ 100(a)	2,900	2,711
Sierra Timeshare Receivables Funding LLC, Series 3A, Class A, 2.34%, 8/20/36, Callable 11/20/24 @ 100(a)	1,925	1,856
Sierra Timeshare Receivables Funding LLC, Series 1A, Class A, 3.20%, 1/20/36, Callable 3/20/24 @ 100(a)	939	889
Tricon Residential Trust, Series 2022-SFR1, Class B, 4.20%, 4/17/39(a)	1,000	932
Trinity Rail Leasing LLC, Series 2019-2A, Class A1, 2.39%, 10/18/49, Callable 8/17/23 @ 100(a)	1,174	1,090
Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 9/15/23 @ 100(a)	6,500	5,847
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 2/15/26 @ 100(a)	1,000	894
Volvo Financial Equipment LLC, Series 2020-1A, Class A4, 0.60%, 3/15/28, Callable 7/15/24 @ 100(a)	1,750	1,689
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35, Callable 1/20/24 @ 100(a)	1,640	1,592
		222,558
ABS Card (1.8%):
CARDS II Trust, Series 2021-1A, Class A, 0.60%, 4/15/27(a)	9,200	8,861
Evergreen Credit Card Trust, Series 2021-1A, Class A, 0.90%, 10/15/26(a)	3,500	3,302
Evergreen Credit Card Trust, Series 2022-CRT1, Class B, 5.61%, 7/15/26(a)	2,000	1,976
Evergreen Credit Card Trust, Series 2022-CRT1, Class C, 6.19%, 7/15/26(a)	3,000	2,949
Evergreen Credit Card Trust, Series 2022-CRT2, Class C, 7.44%, 11/15/26(a)	3,750	3,725
Evergreen Credit Card Trust, Series 2023-CRT3, Class C, 7.31%, 2/16/27(a)	2,118	2,116
Evergreen Credit Card Trust, Series 2023-CRT3, Class B, 6.58%, 2/16/27(a)	2,285	2,285
Golden Credit Card Trust, Series 2021-1A, Class A, 1.14%, 8/15/28(a)	5,000	4,419
Master Credit Card Trust, Series 2021-1A, Class B, 0.79%, 11/21/25(a)	1,346	1,285
Master Credit Card Trust, Series 2021-1A, Class C, 1.06%, 11/21/25(a)	4,151	3,953
Master Credit Card Trust II, Series 2023-2A, Class C, 6.89%, 1/21/27(a)	953	953
Master Credit Card Trust II, Series 2023-2A, Class B, 6.26%, 1/21/27(a)	821	821
Master Credit Card Trust II, Series 2023-1A, Class C, 5.87%, 6/21/27(a)	1,200	1,178

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Synchrony Card Funding LLC, Series 2022-A1, Class A, 3.37%, 4/15/28, Callable 4/15/25 @ 100	$880	$849
Trillium Credit Card Trust II, Series 2023-1A, Class C, 6.06%, 3/26/31(a)	1,500	1,451
Trillium Credit Card Trust II, Series 2023-1A, Class B, 5.23%, 3/26/31(a)	1,000	967
		41,090
Agency ABS Other (0.0%):(I)
College Loan Corp. Trust, Series 2005-2, Class B, 5.78% (SOFR+75bps), 1/15/37, Callable 4/15/28 @ 100(b)	719	666
Nelnet Student Loan Trust, Series 2005-3, Class B, 5.51% (SOFR+54bps), 9/22/37, Callable 9/22/23 @ 100(b)	1,048	976
		1,642
Total Asset-Backed Securities (Cost $768,310)		740,776

Collateralized Loan Obligations (1.0%)
Cash Flow CLO (1.0%):
Annisa CLO Ltd., Series 2016-2, Class AR, 6.69% (US0003M+110bps), 7/20/31, Callable 10/20/23 @ 100(a)(b)	3,000	2,990
Barrow Hanley CLO I Ltd., Series 2023-1A, Class A1, 7.17% (TSFR3M+230bps), 4/20/35, Callable 4/20/24 @ 100(a)(b)	2,000	2,033
Columbia Cent CLO 32 Ltd., Series 2022-32A, Class BF, 5.20%, 7/24/34, Callable 1/24/24 @ 100(a)	1,000	928
Palmer Square Loan Funding Ltd., Series 2020-1A, Class A2, 6.73% (US0003M+135bps), 2/20/28, Callable 8/20/23 @ 100(a)(b)	4,600	4,599
Palmer Square Loan Funding Ltd., Series 2020-1A, Class A1, 6.18% (US0003M+80bps), 2/20/28, Callable 8/20/23 @ 100(a)(b)	562	561
Palmer Square Loan Funding Ltd., Series 2023-1A, Class A1, 6.96% (TSFR3M+170bps), 7/20/31, Callable 7/20/24 @ 100(a)(b)	3,000	2,998
Palmer Square Loan Funding Ltd., Series 2023-1A, Class A2, 7.76% (TSFR3M+250bps), 7/20/31, Callable 7/20/24 @ 100(a)(b)	1,000	1,000
Palmer Square Loan Funding Ltd., Series 2021-1A, Class A1, 6.49% (TSFR3M+116bps), 4/20/29, Callable 10/20/23 @ 100(a)(b)	661	659
Race Point CLO Ltd., Series 2016-10A, Class A1R, 6.71% (TSFR3M+136bps), 7/25/31, Callable 10/25/23 @ 100(a)(b)	4,435	4,408
Stratus CLO Ltd., Series 2021-3A, Class B, 7.14% (TSFR3M+181bps), 12/29/29, Callable 10/20/23 @ 100(a)(b)	1,643	1,617
Stratus CLO Ltd., Series 2021-3A, Class A, 6.54% (TSFR3M+121bps), 12/29/29, Callable 10/20/23 @ 100(a)(b)	1,521	1,514
		23,307
Total Collateralized Loan Obligations (Cost $23,415)		23,307

Collateralized Mortgage Obligations (5.7%)
Commercial MBS (5.7%):
Aventura Mall Trust, Series 2018-AVM, Class C, 4.11%, 7/5/40(a)(c)	2,000	1,721
BBCMS Mortgage Trust, Series 2020-BID, Class C, 8.98% (TSFR1M+375bps), 10/15/37(a)(b)	3,000	2,654
BBCMS Mortgage Trust, Series 2020-BID, Class B, 7.88% (TSFR1M+265bps), 10/15/37(a)(b)	5,000	4,524
BPR Trust, Series 2021-TY, Class D, 7.69% (TSFR1M+246bps), 9/15/38(a)(b)	1,313	1,221
BPR Trust, Series 2021-TY, Class C, 7.04% (TSFR1M+181bps), 9/15/38(a)(b)	2,712	2,525
BPR Trust, Series 2021-TY, Class A, 6.39% (TSFR1M+116bps), 9/15/38(a)(b)	3,731	3,555
BPR Trust, Series 2022-STAR, Class A, 8.45% (TSFR1M+323bps), 8/15/24(a)(b)	4,000	4,003

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
BPR Trust, Series 2021-TY, Class B, 6.49% (TSFR1M+126bps), 9/15/38(a)(b)	$750	$701
BPR Trust, Series 2022-OANA, Class B, 7.67% (TSFR1M+245bps), 4/15/37(a)(b)	3,000	2,945
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 6.29% (TSFR1M+106bps), 9/15/36(a)(b)	2,500	2,419
BX Commercial Mortgage Trust, Series 2019-XL, Class C, 6.59% (TSFR1M+136bps), 10/15/36(a)(b)	566	561
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 6.79% (TSFR1M+156bps), 10/15/36(a)(b)	2,601	2,572
BX Trust, Series 2022-CLS, Class B, 6.30%, 10/13/27(a)	2,750	2,561
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class B, 4.38%, 1/10/36(a)	7,600	7,571
COMM Mortgage Trust, Series 2012-CR4, Class XA, 1.14%, 10/15/45, Callable 8/15/23 @ 100(c)(d)	10,719	—	(e)
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.29%, 7/10/50, Callable 6/10/25 @ 100(c)	3,366	3,069
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 6/10/25 @ 100(c)	6,550	6,269
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100(a)(c)	14,610	13,641
COMM Mortgage Trust, Series 2020-CBM, Class A2, 2.90%, 2/10/37, Callable 2/10/25 @ 100(a)	5,620	5,288
COMM Mortgage Trust, Series 2020-CBM, Class C, 3.40%, 2/10/37, Callable 2/10/25 @ 100(a)	6,875	6,344
COMM Mortgage Trust, Series 2020-CBM, Class B, 3.10%, 2/10/37, Callable 2/10/25 @ 100(a)	5,000	4,655
Credit Suisse Mortgage Capital Certificates, Series 2021-980M, Class A, 2.39%, 7/15/31(a)	2,500	2,132
Extended Stay America Trust, Series 2021-ESH, Class B, 6.72% (TSFR1M+149bps), 7/15/38(a)(b)	747	731
Extended Stay America Trust, Series 2021-ESH, Class A, 6.42% (TSFR1M+119bps), 7/15/38(a)(b)	1,922	1,900
Extended Stay America Trust, Series 2021-ESH, Class C, 7.04% (TSFR1M+181bps), 7/15/38(a)(b)	2,402	2,338
FREMF Mortgage Trust, Series 2017-K724, Class B, 3.48%, 12/25/49, Callable 12/25/23 @ 100(a)(c)	4,935	4,884
GS Mortgage Securities Corp. Trust, Series 2020-UPTN, Class A, 2.75%, 2/10/37, Callable 2/10/25 @ 100(a)	2,000	1,844
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34(a)	13,530	9,680
GS Mortgage Securities Corp. Trust, Series 2017-SLP, Class A, 3.42%, 10/10/32(a)	8	8
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37(a)	11,824	11,046
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26 @ 100(a)	3,000	2,702
KNDL Mortgage Trust, Series 2019-KNSQ, Class B, 6.37% (TSFR1M+115bps), 5/15/36(a)(b)	2,000	1,985
Life Mortgage Trust, Series 2021-BMR, Class B, 6.22% (LIBOR01M+99bps), 3/15/38(a)(b)	2,949	2,874
Morgan Stanley Capital I Trust, Series 2019-NUGS, Class B, 6.64% (TSFR1M+141bps), 12/15/36(a)(b)	3,846	3,081
SCOTT Trust, Series 2023-SFS, Class AS, 6.20%, 3/15/40(a)	2,357	2,294
SREIT Trust, Series 2021-MFP2, Class B, 6.51% (TSFR1M+129bps), 11/15/36(a)(b)	2,000	1,962
SREIT Trust, Series 2021-MFP2, Class C, 6.71% (TSFR1M+149bps), 11/15/36(a)(b)	2,000	1,942
TTAN, Series 2021-MHC, Class B, 6.44% (LIBOR01M+121bps), 3/15/38(a)(b)	1,943	1,894

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
TTAN, Series 2021-MHC, Class C, 6.69% (LIBOR01M+146bps), 3/15/38(a)(b)	$2,616	$2,527
TTAN, Series 2021-MHC, Class D, 7.09% (TSFR1M+186bps), 3/15/38(a)(b)	1,046	1,018
		135,641
Private CMO Other (0.0%):(l)
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.00%, 5/25/43, Callable 9/25/28 @ 100(a)(c)	574	499
Total Collateralized Mortgage Obligations (Cost $148,579)		136,140

Preferred Stocks (0.2%)
Financials (0.2%):
Citigroup Capital XIII, 12.00% (TSFR3M+663bps), 10/30/40(b)	200,000	5,798
Total Preferred Stocks (Cost $5,470)		5,798

Senior Secured Loans (0.6%)
Financials (0.4%):
Delos Finance S.A.R.L., Loans, First Lien, 7.29% (LIBOR03M+175bps), 10/6/23(b)	10,000	9,991

Industrials (0.1%):
MasTec, Inc., 9/1/25(f)	2,000	1,993

Consumer Discretionary (0.1%):
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien, 9.08% (SOFR03M+375bps), 10/20/27(b)	1,350	1,402

Materials (0.0%):(I)
Celanese US Holdings LLC, Delayed Term Loan, First Lien, 6.49% (SOFR01M+138bps), 10/31/23(b)	1,040	1,040
Total Senior Secured Loans (Cost $14,360)		14,426

Corporate Bonds (41.8%)
Communication Services (0.7%):
Sprint Corp., 7.88%, 9/15/23	4,000	4,008
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 3/20/25, Callable 3/20/24 @ 100(a)	4,528	4,472
TEGNA, Inc., 4.75%, 3/15/26, Callable 9/5/23 @ 102.38(a)	3,000	2,879
T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 8/14/23 @ 102.38	2,641	2,576
Warnermedia Holdings, Inc., 3.64%, 3/15/25	4,000	3,868
		17,803
Consumer Discretionary (2.4%):
Advance Auto Parts, Inc., 5.95%, 3/9/28, Callable 2/9/28 @ 100	2,500	2,491
Association of American Medical Colleges
2.27%, 10/1/25	4,145	3,838
2.39%, 10/1/26	4,275	3,839
Duke University Health System, Inc., 2.26%, 6/1/26	700	640
Expedia Group, Inc., 6.25%, 5/1/25, Callable 2/1/25 @ 100(a)	5,000	5,035
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100(a)	2,300	2,060
Howard University
2.80%, 10/1/23	1,000	993

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
2.42%, 10/1/24	$1,350	$1,286
Lithia Motors, Inc., 4.63%, 12/15/27, Callable 9/5/23 @ 103.47(a)	5,718	5,321
LKQ Corp., 5.75%, 6/15/28, Callable 5/15/28 @ 100(a)	3,000	2,982
Mattel, Inc., 3.75%, 4/1/29, Callable 4/1/24 @ 101.88(a)	2,500	2,236
Nissan Motor Acceptance Co. LLC
2.00%, 3/9/26, Callable 2/9/26 @ 100(a)	7,216	6,445
1.85%, 9/16/26, Callable 8/16/26 @ 100(a)	3,296	2,868
Nordstrom, Inc., 2.30%, 4/8/24, Callable 8/21/23 @ 100	6,500	6,301
QVC, Inc., 4.45%, 2/15/25, Callable 11/15/24 @ 100	9,450	7,998
Smithsonian Institution, 0.97%, 9/1/23	1,400	1,388
Toll Brothers Finance Corp., 4.88%, 3/15/27, Callable 12/15/26 @ 100	250	244
		55,965
Consumer Staples (1.1%):
7-Eleven, Inc., 0.80%, 2/10/24, Callable 9/5/23 @ 100(a)	5,000	4,860
Dollar General Corp., 5.20%, 7/5/28, Callable 6/5/28 @ 100	3,000	2,995
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
6.50%, 4/15/29, Callable 4/15/24 @ 103.25(a)	1,643	1,591
5.50%, 1/15/30, Callable 1/15/25 @ 102.75(a)	2,669	2,581
3.75%, 12/1/31, Callable 12/1/26 @ 101.88(a)	1,419	1,199
Philip Morris International, Inc., 4.88%, 2/15/28, Callable 1/15/28 @ 100	5,000	4,950
Walmart, Inc.
2.85%, 7/8/24, Callable 6/8/24 @ 100	5,000	4,883
3.55%, 6/26/25, Callable 4/26/25 @ 100	4,000	3,901
		26,960
Energy (5.8%):
Antero Resources Corp., 7.63%, 2/1/29, Callable 2/1/24 @ 103.81(a)	1,500	1,537
Callon Petroleum Co., 8.25%, 7/15/25	2,250	2,250
Continental Resources, Inc., 3.80%, 6/1/24, Callable 3/1/24 @ 100	9,171	9,000
DCP Midstream Operating LP, 5.38%, 7/15/25, Callable 4/15/25 @ 100	3,000	2,979
Devon Energy Corp., 5.25%, 10/15/27, Callable 8/14/23 @ 102.63	13,330	13,174
Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	10,000	9,828
Endeavor Energy Resources LP, 5.75%, 1/30/28, Callable 9/5/23 @ 102.88(a)	2,500	2,438
Energy Transfer LP
7.13% (H15T5Y+531bps), Callable 5/15/30 @ 100(b)(g)	2,300	2,025
6.75% (H15T5Y+513bps), Callable 5/15/25 @ 100(b)(g)	333	303
6.50% (H15T5Y+569bps), Callable 11/15/26 @ 100(b)(g)	2,567	2,338
4.90%, 2/1/24, Callable 11/1/23 @ 100	5,326	5,290
Exxon Mobil Corp., 2.99%, 3/19/25, Callable 2/19/25 @ 100	5,000	4,826
Gray Oak Pipeline LLC
2.00%, 9/15/23(a)	8,334	8,284
2.60%, 10/15/25, Callable 9/15/25 @ 100(a)	1,171	1,078
HF Sinclair Corp., 2.63%, 10/1/23	3,803	3,773

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Laredo Petroleum, Inc., 9.50%, 1/15/25, Callable 9/5/23 @ 102.38	$5,000	$4,993
Midwest Connector Capital Co. LLC, 3.90%, 4/1/24, Callable 3/1/24 @ 100(a)	12,200	11,980
Murphy Oil Corp., 5.88%, 12/1/27, Callable 8/21/23 @ 102.94	8,000	7,906
Ovintiv, Inc.
5.65%, 5/15/25	2,000	1,997
5.65%, 5/15/28, Callable 4/15/28 @ 100	2,000	1,988
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 2/15/28, Callable 9/5/23 @ 102.06(a)	8,699	8,188
PDC Energy, Inc., 5.75%, 5/15/26, Callable 9/5/23 @ 101.44	4,002	4,029
SM Energy Co., 5.63%, 6/1/25, Callable 9/5/23 @ 100	5,000	4,910
Talos Production, Inc., 12.00%, 1/15/26, Callable 8/21/23 @ 106	2,000	2,093
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 7/15/27, Callable 9/5/23 @ 103.25	7,772	7,810
The Williams Cos., Inc., 5.40%, 3/2/26	2,000	2,005
Viper Energy Partners LP, 5.38%, 11/1/27, Callable 9/5/23 @ 102.69(a)	6,350	6,130
WPX Energy, Inc., 8.25%, 8/1/23	5,263	5,263
		138,415
Financials (18.9%):
Alexander Funding Trust, 1.84%, 11/15/23(a)	11,745	11,561
Ally Financial, Inc.
5.75%, 11/20/25, Callable 10/21/25 @ 100	3,750	3,637
6.99% (SOFR+326bps), 6/13/29, Callable 6/13/28 @ 100(b)	4,611	4,644
AmTrust Financial Services, Inc., 6.13%, 8/15/23	14,342	14,307
Antares Holdings LP
6.00%, 8/15/23(a)	3,500	3,496
8.50%, 5/18/25, Callable 4/18/25 @ 100(a)	2,515	2,491
Ares Capital Corp., 3.25%, 7/15/25, Callable 6/15/25 @ 100	5,000	4,666
Assurant, Inc.
4.20%, 9/27/23, Callable 8/27/23 @ 100	844	830
6.10%, 2/27/26, Callable 1/27/26 @ 100	7,059	7,032
Athene Global Funding, 1.20%, 10/13/23(a)	5,000	4,944
Bank of America Corp., 6.50% (TSFR3M+444bps), Callable 10/23/24 @ 100(b)(g)(h)	1,265	1,261
Blackstone Private Credit Fund
1.75%, 9/15/24	3,500	3,308
2.35%, 11/22/24	5,000	4,714
4.70%, 3/24/25(h)	2,000	1,938
7.05%, 9/29/25	2,500	2,512
2.63%, 12/15/26, Callable 11/15/26 @ 100	3,808	3,267
BMW US Capital LLC, 3.25%, 4/1/25(a)	2,000	1,940
Cadence Bancorp, 4.75% (US0003M+303bps), 6/30/29, Callable 6/30/24 @ 100(b)	10,000	9,738
Cadence Bank
7.25% (US0003M+454bps), 6/28/29, Callable 6/28/24 @ 100(a)(b)	1,000	952
4.13% (US0003M+247bps), 11/20/29, Callable 11/20/24 @ 100(b)	11,196	10,255

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Capital One Financial Corp.
4.17% (SOFR+137bps), 5/9/25, Callable 5/9/24 @ 100(b)	$2,000	$1,961
5.47% (SOFR+208bps), 2/1/29, Callable 2/1/28 @ 100(b)	2,000	1,954
6.31% (SOFR+264bps), 6/8/29, Callable 6/8/28 @ 100(b)	2,000	2,008
Citizens Bank NA
4.12% (SOFR+140bps), 5/23/25, Callable 5/23/24 @ 100(b)	640	616
6.06% (SOFR+145bps), 10/24/25, Callable 10/24/24 @ 100(b)	6,000	5,817
4.58% (SOFR+200bps), 8/9/28, Callable 8/9/27 @ 100(b)	1,000	938
DAE Funding LLC, 1.55%, 8/1/24, Callable 7/1/24 @ 100(a)	1,250	1,190
Enact Holdings, Inc., 6.50%, 8/15/25, Callable 2/15/25 @ 100(a)	5,357	5,301
Entergy Texas Restoration Funding II LLC, 3.05%, 12/15/27	1,052	988
F&G Global Funding, 5.15%, 7/7/25(a)	2,000	1,947
Fifth Third Bancorp, 4.50% (H15T5Y+422bps), Callable 9/30/25 @ 100(b)(g)	7,793	7,130
First American Financial Corp., 4.60%, 11/15/24	6,000	5,885
First Citizens BancShares, Inc., 3.38% (TSFR3M+247bps), 3/15/30, Callable 3/15/25 @ 100(b)	10,871	9,976
First Financial Bancorp, 5.13%, 8/25/25	9,000	8,198
First Horizon Corp., 4.00%, 5/26/25, Callable 4/26/25 @ 100	5,855	5,504
First-Citizens Bank & Trust Co., 4.13% (H15T5Y+237bps), 11/13/29, Callable 11/13/24 @ 100(b)	1,000	947
Ford Motor Credit Co. LLC, 3.38%, 11/13/25, Callable 10/13/25 @ 100	3,000	2,805
FS KKR Capital Corp.
4.63%, 7/15/24, Callable 6/15/24 @ 100	2,250	2,208
1.65%, 10/12/24	2,119	1,988
4.25%, 2/14/25, Callable 1/14/25 @ 100(a)	5,600	5,295
3.40%, 1/15/26, Callable 12/15/25 @ 100	4,000	3,681
Fulton Financial Corp., 3.25% (TSFR3M+230bps), 3/15/30, Callable 3/15/25 @ 100(b)	9,318	7,427
GA Global Funding Trust, 1.63%, 1/15/26(a)	2,500	2,236
Glencore Funding LLC, 1.63%, 4/27/26, Callable 3/27/26 @ 100(a)	5,000	4,526
Global Payments, Inc., 1.50%, 11/15/24, Callable 10/15/24 @ 100	3,000	2,832
Hilltop Holdings, Inc.
5.00%, 4/15/25, Callable 1/15/25 @ 100	5,000	4,761
5.75% (TSFR3M+568bps), 5/15/30, Callable 5/15/25 @ 100(b)	5,000	4,974
Huntington Bancshares, Inc., 4.45% (H15T7Y+405bps), Callable 10/15/27 @ 100(b)(g)	750	641
Hyundai Capital America
5.50%, 3/30/26(a)	2,000	1,992
5.68%, 6/26/28, Callable 5/26/28 @ 100(a)	2,000	1,993
KeyCorp., 3.88% (SOFR+125bps), 5/23/25, MTN, Callable 5/23/24 @ 100(b)	6,715	6,319
Luther Burbank Corp., 6.50%, 9/30/24, Callable 8/31/24 @ 100(a)	2,500	2,420
Main Street Capital Corp.
5.20%, 5/1/24	11,700	11,553
3.00%, 7/14/26, Callable 6/14/26 @ 100	3,500	3,127

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Manufacturers & Traders Trust Co., 4.65%, 1/27/26, Callable 12/27/25 @ 100	$4,500	$4,345
Metropolitan Life Insurance Co., 7.88%, 2/15/24(a)	2,045	2,056
Metropolitan Tower Life Insurance Co., 7.63%, 1/15/24(a)	3,500	3,517
Mobr-04 LLC (LOC - Compass Bank), 6.18%, 9/1/24(i)	2,900	2,900
National General Holdings Corp., 6.75%, 5/15/24(a)	4,000	4,006
National Securities Clearing Corp.
5.15%, 5/30/25(a)	4,000	4,000
5.00%, 5/30/28, Callable 4/30/28 @ 100(a)	750	749
New York Community Bancorp, Inc., 5.90% (TSFR3M+304bps), 11/6/28, Callable 11/6/23 @ 100(b)	8,242	7,741
OneMain Finance Corp., 8.25%, 10/1/23	2,555	2,562
OWL Rock Core Income Corp.
5.50%, 3/21/25(a)	5,000	4,847
7.75%, 9/16/27, Callable 8/16/27 @ 100(a)	2,677	2,671
Penske Truck Leasing Co. LP/PTL Finance Corp., 5.75%, 5/24/26, Callable 4/24/26 @ 100(a)	3,000	2,986
PRA Group, Inc., 8.38%, 2/1/28, Callable 2/1/25 @ 104.19(a)	3,298	3,023
ProAssurance Corp., 5.30%, 11/15/23	14,000	13,887
Radian Group, Inc.
4.50%, 10/1/24, Callable 7/1/24 @ 100	6,349	6,188
6.63%, 3/15/25, Callable 9/15/24 @ 100	3,204	3,197
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100(b)(g)(h)	8,786	8,442
Reliance Standard Life Global Funding II, 3.85%, 9/19/23(a)	5,000	4,979
RLI Corp., 4.88%, 9/15/23	6,000	5,973
SCE Recovery Funding LLC, 0.86%, 11/15/31	8,181	6,857
Signature Bank, 4.13% (US0003M+256bps), 11/1/29, Callable 11/1/24 @ 100(b)(j)	11,650	262
SLM Corp., 4.20%, 10/29/25, Callable 9/29/25 @ 100	3,000	2,834
Starwood Property Trust, Inc., 3.63%, 7/15/26, Callable 1/15/26 @ 100(a)	1,622	1,438
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100	6,430	4,886
Synchrony Bank, 5.40%, 8/22/25, Callable 7/22/25 @ 100	3,000	2,889
Synchrony Financial
4.88%, 6/13/25, Callable 5/13/25 @ 100	2,000	1,933
3.95%, 12/1/27, Callable 9/1/27 @ 100	2,816	2,514
Synovus Bank, 5.63%, 2/15/28, Callable 1/15/28 @ 100	4,000	3,706
Synovus Financial Corp., 5.90% (USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100(b)	6,188	5,749
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100(b)	6,000	4,865
The Bank of New York Mellon Corp.
3.75% (H15T5Y+263bps), Callable 12/20/26 @ 100(b)(g)	1,000	831
4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(b)(g)	6,500	6,356
The Charles Schwab Corp., 5.38% (H15T5Y+497bps), Callable 6/1/25 @ 100(b)(g)(h)	8,500	8,315

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
The Huntington National Bank, 5.50% (TSFR3M+535bps), 5/6/30, Callable 5/6/25 @ 100(b)	$13,590	$12,674
The PNC Financial Services Group, Inc., 3.90%, 4/29/24, Callable 3/29/24 @ 100	5,000	4,917
TIAA FSB Holdings, Inc., 10.26% (US0003M+470bps), 3/15/26, Callable 9/5/23 @ 100(b)	5,718	5,686
Truist Financial Corp.
4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100(b)(g)	8,000	7,562
4.25%, 9/30/24	1,955	1,910
United Financial Bancorp, Inc., 5.75%, 10/1/24	8,120	7,801
US Bancorp
3.10%, 4/27/26, Callable 3/27/26 @ 100, MTN(h)	4,250	4,015
5.78% (SOFR+202bps), 6/12/29, Callable 6/12/28 @ 100(b)	2,000	2,009
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 9/17/24, Callable 6/17/24 @ 100(a)	4,608	4,399
Webster Financial Corp.
4.38%, 2/15/24, Callable 1/16/24 @ 100	5,500	5,398
4.00% (TSFR3M+253bps), 12/30/29, Callable 12/30/24 @ 100(b)	8,750	8,077
Wells Fargo & Co.
5.90%, Callable 6/15/24 @ 100(g)	10,542	10,410
3.90% (H15T5Y+345bps), Callable 3/15/26 @ 100(b)(g)	2,000	1,794
6.07% (US0003M+50bps), 1/15/27, Callable 9/5/23 @ 100(b)	1,500	1,398
		448,185
Health Care (0.7%):
CommonSpirit Health, 6.07%, 11/1/27, Callable 8/1/27 @ 100	2,500	2,553
CVS Health Corp., 5.00%, 2/20/26, Callable 1/20/26 @ 100	2,000	1,993
HCA, Inc., 7.50%, 12/15/23	2,131	2,139
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 6/1/30, Callable 3/1/30 @ 100(a)	2,000	1,648
Hikma Finance USA LLC, 3.25%, 7/9/25	10,000	9,521
		17,854
Industrials (4.2%):
American Airlines Pass Through Trust
4.40%, 9/22/23	5,260	5,220
4.38%, 6/15/24(a)	3,528	3,425
Ashtead Capital, Inc., 4.38%, 8/15/27, Callable 8/21/23 @ 101.46(a)	11,245	10,625
Aviation Capital Group LLC, 5.50%, 12/15/24, Callable 11/15/24 @ 100(a)	7,495	7,365
British Airways Pass Through Trust, 4.63%, 6/20/24(a)	1,752	1,731
Concentrix Corp.
6.65%, 8/2/26, Callable 7/2/26 @ 100	2,000	1,994
6.60%, 8/2/28, Callable 7/2/28 @ 100	3,000	2,966
Continental Airlines Pass Through Trust, 4.00%, 10/29/24	8,372	8,140
Daimler Trucks Finance North America LLC, 3.50%, 4/7/25(a)	3,000	2,899
Delta Air Lines Pass Through Trust, 2.00%, 6/10/28	4,103	3,614
General Electric Co., 7.83% (US0003M+228bps), Callable 9/15/23 @ 100(b)(g)	840	839

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
HEICO Corp., 5.25%, 8/1/28, Callable 7/1/28 @ 100	$3,300	$3,291
Hexcel Corp., 4.95%, 8/15/25, Callable 5/15/25 @ 100	3,000	2,924
Huntington Ingalls Industries, Inc., 0.67%, 8/16/23, Callable 8/14/23 @ 100	2,500	2,495
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 9/5/23 @ 103.25(a)	8,000	8,004
Regal Rexnord Corp.
6.05%, 2/15/26(a)	3,000	3,002
6.05%, 4/15/28, Callable 3/15/28 @ 100(a)	2,000	1,987
Ryder System, Inc., 5.25%, 6/1/28, MTN, Callable 5/1/28 @ 100	3,000	2,975
Spirit Airlines Pass Through Trust, 4.45%, 4/1/24	9,183	9,007
Stanley Black & Decker, Inc., 6.27%, 3/6/26, Callable 3/6/24 @ 100	2,000	2,008
U.S. Airways Pass Through Trust, 3.95%, 11/15/25	6,011	5,637
United Airlines Pass Through Trust
4.15%, 4/11/24	4,314	4,244
4.88%, 1/15/26	665	644
XPO Escrow Sub LLC, 7.50%, 11/15/27, Callable 11/15/24 @ 103.75(a)	2,100	2,172
XPO, Inc., 6.25%, 6/1/28, Callable 6/1/25 @ 103.13(a)	2,289	2,268
		99,476
Information Technology (0.4%):
Arrow Electronics, Inc., 6.13%, 3/1/26, Callable 3/1/24 @ 100	3,000	3,000
CDW LLC/CDW Finance Corp., 2.67%, 12/1/26, Callable 11/1/26 @ 100	1,000	906
Skyworks Solutions, Inc., 1.80%, 6/1/26, Callable 5/1/26 @ 100	5,000	4,478
		8,384
Materials (1.8%):
Amcor Flexibles North America, Inc., 4.00%, 5/17/25, Callable 4/17/25 @ 100	1,000	969
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100(a)	5,000	4,651
Berry Global, Inc., 4.88%, 7/15/26, Callable 9/5/23 @ 101.22(a)	8,284	8,015
Celanese US Holdings LLC
5.90%, 7/5/24	2,000	1,996
1.40%, 8/5/26, Callable 7/5/26 @ 100	3,000	2,627
6.17%, 7/15/27, Callable 6/15/27 @ 100	2,000	2,015
EIDP, Inc., 4.50%, 5/15/26, Callable 4/15/26 @ 100	2,000	1,966
FMC Corp., 5.15%, 5/18/26, Callable 4/18/26 @ 100	2,000	1,978
Freeport-McMoRan, Inc., 4.38%, 8/1/28, Callable 9/5/23 @ 102.19	14,000	13,276
Nucor Corp., 3.95%, 5/23/25	2,000	1,951
Steel Dynamics, Inc., 5.00%, 12/15/26, Callable 9/5/23 @ 101.67	1,000	983
Vulcan Materials Co., 5.80%, 3/1/26, Callable 3/1/24 @ 100	2,000	2,004
		42,431

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Real Estate (4.0%):
Boston Properties LP
3.13%, 9/1/23	$1,829	$1,821
6.75%, 12/1/27, Callable 11/1/27 @ 100	3,500	3,582
CBRE Services, Inc., 4.88%, 3/1/26, Callable 12/1/25 @ 100	2,000	1,960
Federal Realty OP LP, 5.38%, 5/1/28, Callable 4/1/28 @ 100	2,000	1,982
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/1/25, Callable 3/1/25 @ 100	857	845
Highwoods Realty LP, 4.20%, 4/15/29, Callable 1/15/29 @ 100	784	669
Kilroy Realty LP, 4.38%, 10/1/25, Callable 7/1/25 @ 100	3,533	3,351
Kite Realty Group LP, 4.00%, 10/1/26, Callable 7/1/26 @ 100	2,500	2,276
Kite Realty Group Trust, 4.00%, 3/15/25, Callable 12/15/24 @ 100	5,000	4,754
LXP Industrial Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	4,000	3,950
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27, Callable 9/5/23 @ 102.5	18,901	16,576
Nationwide Health Properties, Inc., 6.90%, 10/1/37, (Put Date 10/1/27), MTN(k)	2,950	2,973
Newmark Group, Inc., 6.13%, 11/15/23, Callable 10/15/23 @ 100	14,000	13,958
Omega Healthcare Investors, Inc., 4.38%, 8/1/23	6,245	6,245
Physicians Realty LP
4.30%, 3/15/27, Callable 12/15/26 @ 100	1,700	1,620
3.95%, 1/15/28, Callable 10/15/27 @ 100	2,411	2,214
Realty Income Corp., 5.05%, 1/13/26, Callable 1/13/24 @ 100	2,000	1,990
Retail Opportunity Investments Partnership LP
5.00%, 12/15/23, Callable 9/15/23 @ 100	2,200	2,182
4.00%, 12/15/24, Callable 9/15/24 @ 100	2,500	2,405
SBA Tower Trust
2.84%, 1/15/25, Callable 1/15/24 @ 100(a)	9,423	8,976
1.88%, 1/15/26, Callable 1/15/25 @ 100(a)	3,500	3,152
6.60%, 1/15/28, Callable 1/15/27 @ 100(a)	842	854
SITE Centers Corp., 3.63%, 2/1/25, Callable 11/1/24 @ 100	2,000	1,898
UDR, Inc., 2.95%, 9/1/26, MTN, Callable 6/1/26 @ 100	1,580	1,455
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25, Callable 9/5/23 @ 100.88(a)	4,136	3,979
		95,667
Utilities (1.8%):
American Electric Power Co., Inc., 5.70%, 8/15/25	3,000	2,998
Black Hills Corp., 5.95%, 3/15/28, Callable 2/15/28 @ 100	3,000	3,066
DTE Energy Co., 4.88%, 6/1/28, Callable 5/1/28 @ 100	2,000	1,977
Florida Power & Light Co.
5.05%, 4/1/28, Callable 3/1/28 @ 100	3,000	3,028
4.40%, 5/15/28, Callable 3/15/28 @ 100	2,800	2,753
National Fuel Gas Co.
5.50%, 1/15/26, Callable 12/15/25 @ 100	5,000	4,933
5.50%, 10/1/26	2,750	2,725
NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/25	1,500	1,512
Sierra Pacific Power Co., 3.38%, 8/15/23	1,799	1,797
Southern Power Co., 2.75%, 9/20/23, Callable 9/5/23 @ 100	9,500	9,451
Vistra Operations Co. LLC, 3.55%, 7/15/24, Callable 6/15/24 @ 100(a)	8,675	8,436
		42,676
Total Corporate Bonds (Cost $1,037,945)		993,816

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Yankee Dollars (8.5%)
Consumer Discretionary (0.2%):
Borgwarner Jersey Ltd., 5.00%, 10/1/25(a)	$2,087	$2,021
Nissan Motor Co. Ltd., 3.04%, 9/15/23(a)	4,000	3,984
		6,005
Consumer Staples (0.0%):(l)
Imperial Brands Finance PLC, 4.25%, 7/21/25, Callable 4/21/25 @ 100(a)	1,075	1,036

Energy (1.2%):
Enbridge, Inc., 5.75% (H15T5Y+531bps), 7/15/80, Callable 4/15/30 @ 100(b)	3,600	3,292
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 9/30/27(a)	1,823	1,684
2.16%, 3/31/34(a)	665	566
Harbour Energy PLC, 5.50%, 10/15/26, Callable 10/15/23 @ 102.75(a)	5,396	5,029
Lundin Energy Finance BV, 2.00%, 7/15/26, Callable 6/15/26 @ 100(a)	3,363	3,018
Petroleos Mexicanos, 8.63%, 12/1/23	1,500	1,494
TransCanada PipeLines Ltd., 6.20%, 3/9/26, Callable 3/9/24 @ 100	2,000	2,003
Var Energi ASA
5.00%, 5/18/27, Callable 4/18/27 @ 100(a)	3,000	2,881
7.50%, 1/15/28, Callable 12/15/27 @ 100(a)	7,333	7,627
		27,594
Financials (4.1%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/24, Callable 1/15/24 @ 100	5,000	4,918
Avolon Holdings Funding Ltd.
2.88%, 2/15/25, Callable 1/15/25 @ 100(a)	10,000	9,398
2.13%, 2/21/26, Callable 1/21/26 @ 100(a)	4,250	3,810
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.95% (H15T5Y+300bps), 10/1/28, Callable 10/1/23 @ 100(a)(b)	7,630	7,560
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, 5.95% (H15T5Y+300bps), 10/1/28, Callable 10/1/23 @ 100(b)(h)	4,199	4,161
Barclays Bank PLC, 5.24%, Callable 8/31/23 @ 100(g)	2,000	1,997
Barclays PLC
7.75% (USSW5+484bps), Callable 9/15/23 @ 100(b)(g)	5,000	5,006
7.33% (H15T1Y+305bps), 11/2/26, Callable 11/2/25 @ 100(b)	2,000	2,052
BAT International Finance PLC
1.67%, 3/25/26, Callable 2/25/26 @ 100	2,000	1,812
4.45%, 3/16/28, Callable 2/16/28 @ 100	4,000	3,822
5.93%, 2/2/29, Callable 1/2/29 @ 100	2,000	2,000
Beazley Insurance DAC, 5.88%, 11/4/26	900	872

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
BP Capital Markets PLC, 4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100(b)(g)	$7,000	$6,743
Credit Suisse AG, 6.50%, 8/8/23(a)	6,061	6,037
Element Fleet Management Corp., 1.60%, 4/6/24, Callable 3/6/24 @ 100(a)	3,750	3,623
Federation des Caisses Desjardins du Quebec, 4.40%, 8/23/25(a)	3,000	2,915
Lloyds Banking Group PLC
4.58%, 12/10/25	1,000	963
5.99% (H15T1Y+148bps), 8/7/27, Callable 8/7/26 @ 100(b)	2,000	2,000
Nationwide Building Society, 4.00%, 9/14/26(a)	2,000	1,855
NatWest Group PLC
5.13%, 5/28/24	1,091	1,073
7.47% (H15T1Y+285bps), 11/10/26, Callable 11/10/25 @ 100(b)	3,000	3,095
ORIX Corp., 5.00%, 9/13/27	3,000	2,974
Phoenix Group Holdings PLC
5.38%, 7/6/27, MTN	3,031	2,881
4.75% (H15T5Y+428bps), 9/4/31, Callable 6/4/26 @ 100(b)	4,000	3,644
Popular, Inc., 6.13%, 9/14/23, Callable 8/14/23 @ 100	3,000	2,999
Santander UK Group Holdings PLC, 6.53% (SOFR+260bps), 1/10/29, Callable 1/10/28 @ 100(b)	4,000	4,043
Standard Chartered PLC
6.19% (H15T1Y+185bps), 7/6/27, Callable 7/6/26 @ 100(a)(b)	2,000	2,018
6.30% (H15T1Y+245bps), 1/9/29, Callable 1/9/28 @ 100(a)(b)	2,000	2,028
		96,299
Industrials (1.3%):
Air Canada Pass Through Trust
5.00%, 12/15/23(a)	693	687
4.13%, 5/15/25(a)	12,356	11,690
Aircastle Ltd., 4.40%, 9/25/23, Callable 8/25/23 @ 100	5,000	4,983
Avolon Holdings Funding Ltd., 3.95%, 7/1/24, Callable 6/1/24 @ 100(a)	5,000	4,867
The Weir Group PLC, 2.20%, 5/13/26, Callable 4/13/26 @ 100(a)	10,000	9,007
		31,234
Information Technology (0.3%):
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a)	4,677	4,781
SK Hynix, Inc., 6.25%, 1/17/26(a)(h)	3,000	3,010
		7,791
Materials (1.2%):
Alcoa Nederland Holding BV, 5.50%, 12/15/27, Callable 9/4/23 @ 102.75(a)(h)	4,333	4,212
ArcelorMittal SA, 6.55%, 11/29/27, Callable 10/29/27 @ 100	3,500	3,621
Braskem Netherlands Finance BV, 4.50%, 1/10/28, Callable 10/10/27 @ 100(a)	5,000	4,575
Endeavour Mining PLC, 5.00%, 10/14/26, Callable 10/14/23 @ 102.5(a)	1,500	1,362
OCI NV, 4.63%, 10/15/25, Callable 9/4/23 @ 102.31(a)	6,540	6,339
Syngenta Finance NV, 4.89%, 4/24/25, Callable 2/24/25 @ 100(a)	5,839	5,707

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
West Fraser Timber Co. Ltd., 4.35%, 10/15/24, Callable 7/15/24 @ 100(a)	$2,000	$1,952
		27,768
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust, 3.88%, 3/20/27, Callable 12/20/26 @ 100(a)	2,000	1,851

Utilities (0.1%):
Enel SpA, 8.75% (USSW5+588bps), 9/24/73, Callable 9/24/23 @ 100(a)(b)	2,000	1,997
Total Yankee Dollars (Cost $205,231)		201,575

Municipal Bonds (4.3%)
Alabama (0.2%):
Black Belt Energy Gas District Revenue, Series D-2, 6.00%, 2/1/29, Continuously Callable @100(m)	2,000	1,994
The Water Works Board of The City of Birmingham Revenue
2.20%,1/1/24	1,000	986
2.36%,1/1/25	2,000	1,920
		4,900
Alaska (0.0%):(l)
University of Alaska Revenue, Series W, 1.83%, 10/1/23	1,000	993

Arizona (0.2%):
Arizona Board of Regents Certificate participation, 0.77%, 6/1/24	1,500	1,441
City of Tempe AZ Certificate participation, 0.62%, 7/1/24	2,500	2,384
		3,825
California (0.3%):
California Statewide Communities Development Authority Revenue
1.03%,4/1/24	1,250	1,205
1.31%,4/1/25	915	842
2.15% , 11/15/30, Continuously Callable @100	4,295	3,577
California Statewide Communities Development Authority Revenue (NBGA - California Health Insurance Construction Loan Insurance Program), 2.05%, 8/1/30	2,505	2,227
		7,851
Colorado (0.2%):
City of Loveland Electric & Communications Enterprise Revenue, 2.97%, 12/1/24	2,280	2,193
Colorado Health Facilities Authority Revenue
Series B, 2.40% , 11/1/23	1,250	1,238
Series B, 2.50% , 11/1/24	1,250	1,195
Series B, 2.80% , 12/1/26	590	538
		5,164
Florida (0.3%):
City of Gainesville Florida Revenue, 0.82%, 10/1/23	750	744
Hillsborough County IDA Revenue
2.01%,8/1/24	5,000	4,802
2.16%,8/1/25	2,910	2,709
		8,255
Georgia (0.2%):
Athens Housing Authority Revenue
2.13%,12/1/24	1,850	1,771
2.32%,12/1/25	3,215	3,013
		4,784

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Illinois (0.3%):
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series B, 1.84%, 12/1/23	$1,500	$1,480
State of Illinois Sales Tax Revenue
Series B, 0.94% , 6/15/24	3,500	3,359
Series B, 1.25% , 6/15/25	2,500	2,307
		7,146
Indiana (0.2%):
Indiana Finance Authority Revenue
2.66%,3/1/25	1,675	1,602
2.76%,3/1/26	1,850	1,739
Series B, 1.99% , 11/15/24	350	332
Series B, 2.45% , 11/15/25	360	333
Lake Central Multi-District School Building Corp. Revenue, 0.85%, 1/15/24	1,275	1,247
		5,253
Maryland (0.5%):
Maryland Health & Higher Educational Facilities Authority Revenue
1.23%,1/1/24	5,185	5,055
1.81%,1/1/25	2,780	2,579
1.89%,1/1/26	4,135	3,672
		11,306
Michigan (0.2%):
Michigan Finance Authority Revenue
2.21%,12/1/23	1,565	1,547
2.31%,12/1/24	895	857
Series A-1, 2.33% , 6/1/30	1,256	1,228
		3,632
Missouri (0.1%):
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue, Series B, 1.02%, 10/1/23	2,000	1,985

Nebraska (0.0%):(l)
Papio-Missouri River Natural Resource District Special Tax, 2.09%, 12/15/24, Continuously Callable @100	785	752

New Jersey (0.5%):
City of Orange Township, GO, Series B, 5.50%, 3/22/24	3,555	3,547
Franklin Township Board of Education/Somerset County, GO, 0.65%, 2/1/24	655	638
North Hudson Sewerage Authority Revenue
2.43%,6/1/24	1,200	1,169
2.59%,6/1/25	1,000	953
South Jersey Transportation Authority Revenue
Series B, 2.10% , 11/1/24	1,750	1,663
Series B, 2.20% , 11/1/25	3,515	3,237
		11,207
New York (0.1%):
Buffalo & Erie County Industrial Land Development Corp. Revenue, Series B, 3.35%, 11/1/25	940	901
New York State Thruway Authority Revenue, Series M, 2.26%, 1/1/25	1,000	956
		1,857
Oregon (0.1%):
Medford Hospital Facilities Authority Revenue
Series B, 1.73% , 8/15/23	1,400	1,398
Series B, 1.83% , 8/15/24	1,700	1,627
		3,025
Pennsylvania (0.5%):
County of Bucks PA, GO, 0.98%, 6/1/24	2,025	1,953
Montgomery County IDA Revenue
Series D, 2.45% , 11/15/23	1,250	1,237
Series D, 2.60% , 11/15/24	4,050	3,878
Scranton School District, GO
Series A, 3.15% , 6/15/34, (Put Date 6/15/24)(k)	2,805	2,748
Series B, 3.15% , 6/15/34, (Put Date 6/15/24)(k)	1,415	1,386
		11,202

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
South Dakota (0.1%):
South Dakota Health & Educational Facilities Authority Revenue, Series B, 2.38%, 7/1/24	$1,350	$1,305

Texas (0.2%):
Central Texas Regional Mobility Authority Revenue
Series C, 1.45% , 1/1/25	400	378
Series D, 1.65% , 1/1/24	500	491
Series D, 1.80% , 1/1/25	750	708
Dallas/Fort Worth International Airport Revenue
Series C, 1.04% , 11/1/23	500	494
Series C, 1.23% , 11/1/24	750	712
San Antonio Education Facilities Corp. Revenue
1.74%,4/1/25	505	468
1.99%,4/1/26	860	771
2.19%,4/1/27	525	458
		4,480
Wisconsin (0.1%):
Public Finance Authority Revenue
Series S, 1.14% , 2/1/24	1,445	1,405
Series S, 1.48% , 2/1/25	820	758
		2,163
Total Municipal Bonds (Cost $106,323)		101,085

U.S. Government Agency Mortgages (0.2%)
Federal Home Loan Mortgage Corporation
4.19% (US0012M+163bps), 4/1/35(b)	99	97

Federal National Mortgage Association
5.50%, 9/1/23 - 6/1/24	2	2
4.50%, 2/1/24	1	1
5.00%, 2/1/24	4	4
2.50%, 4/1/27 - 8/1/27	4,554	4,333
Series 2012-104, Class HC, 1.25%, 9/25/27	518	491
		4,831
		4,928
Total U.S. Government Agency Mortgages (Cost $5,185)		4,928

U.S. Treasury Obligations (3.1%)
U.S. Treasury Notes
0.50%, 11/30/23	1,000	984
2.50%, 5/31/24	3,000	2,929
0.38%, 7/15/24	5,000	4,769
3.00%, 7/31/24	10,000	9,770
0.38%, 8/15/24	15,000	14,249
4.50%, 11/30/24	8,000	7,919
3.00%, 7/15/25	5,000	4,822
4.25%, 10/15/25	6,000	5,931
3.88%, 1/15/26	7,000	6,867
4.00%, 6/30/28	14,500	14,384
Total U.S. Treasury Obligations (Cost $74,091)		72,624

Commercial Paper (3.6%)(n)
Consumer Discretionary (0.1%):
AutoNation, Inc., 5.78%, 8/21/23(a)	3,000	2,990

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Short-Term Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Industrials (0.9%):
Aviation Capital Group LLC
5.61%, 8/14/23(a)	$11,800	$11,774
5.61%, 8/16/23(a)	4,600	4,589
Quanta Services, Inc., 5.75%, 8/3/23(a)	5,000	4,997
		21,360
Energy (0.6%):
Canadian Natural Resources Ltd.
5.97%, 8/2/23(a)	500	500
5.97%, 8/3/23(a)	6,100	6,097
Ovintiv, Inc.
5.76%, 8/11/23	500	499
5.78%, 8/21/23	5,000	4,983
		12,079
Information Technology (1.0%):
Jabil, Inc.
6.11%, 8/2/23(a)	12,200	12,196
6.13%, 8/4/23(a)	11,700	11,692
		23,888
Utilities (0.4%):
The AES Corp.
6.12%, 8/3/23(a)	1,000	1,000
6.14%, 8/4/23(a)	3,000	2,998
6.21%, 8/9/23(a)	5,000	4,992
		8,990
Materials (0.5%):
FMC Corp., 6.16%, 8/25/23(a)	12,000	11,949

Financials (0.1%):
Brookfield Corp. Treasury Ltd., 5.53%, 8/17/23(a)	3,000	2,992
Total Commercial Paper (Cost $84,257)		84,248

Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(o)	2,001,986	2,002
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22%(o)	2,001,986	2,002
Invesco Government & Agency Portfolio, Institutional Shares, 5.22%(o)	2,001,986	2,002
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.24%(o)	2,001,986	2,002
Total Collateral for Securities Loaned (Cost $8,008)		8,008
Total Investments (Cost $2,481,174) — 100.5%		2,386,731
Liabilities in excess of other assets — (0.5)%		(11,596)
NET ASSETS - 100.00%		$2,375,135

At July 31, 2023, the Fund's investments in foreign securities were 11.5% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2023, the fair value of these securities was $1,287,617 thousands and amounted to 54.2% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of July 31, 2023.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at July 31, 2023.
(d)	Security is interest only.
(e)	Rounds to less than $1 thousand.
(f)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

(g)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h)	All or a portion of this security is on loan.
(i)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(j)	Currently the issuer is in default with respect to interest and/or principal payments.
(k)	Put Bond.
(l)	Amount represents less than 0.05% of net assets.
(m)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(n)	Rate represents the effective yield at July 31, 2023.
(o)	Rate disclosed is the daily yield on July 31, 2023.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
H15T1Y—1 Year Treasury Constant Maturity Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
IDA—Industrial Development Authority
LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of July 31, 2023, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of July 31, 2023, based on the last reset date of the security
LLC—Limited Liability Company
LOC—Letter of Credit
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
SOFR01M—1 Month SOFR, rate disclosed as of July 31, 2023.
SOFR03M—3 Month SOFR, rate disclosed as of July 31, 2023.
TSFR—Term SOFR
TSFR1M—1 month Term SOFR, rate disclosed as of July 31, 2023.
TSFR3M—3 month Term SOFR, rate disclosed as of July 31, 2023.
US0003M—3 Month US Dollar LIBOR, rate disclosed as of July 31, 2023, based on the last reset date of the security
US0012M—12 Month US Dollar LIBOR, rate disclosed as of July 31, 2023, based on the last reset date of the security
USSW5—USD 5 Year Swap Rate, rate disclosed as of July 31, 2023.

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guaranteed agreement from the name listed.

Victory Portfolios III	Schedule of Portfolio Investments
Victory Core Plus Intermediate Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (18.8%)
ABS Other (6.4%):
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100(a)	$3,000	$2,624
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46, Callable 8/15/24 @ 100(a)	1,500	1,290
AMSR Trust, Series 2021-SFR1, Class D, 2.60%, 6/17/38(a)	1,500	1,259
AMSR Trust, Series 2021-SFR1, Class C, 2.35%, 6/17/38(a)	1,800	1,506
Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class B, 1.38%, 2/22/27, Callable 11/20/24 @ 100(a)	1,640	1,560
Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class C, 1.75%, 6/21/27, Callable 11/20/24 @ 100(a)	1,700	1,592
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28, Callable 9/20/25 @ 100(a)	1,216	1,116
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, 6/21/28, Callable 6/20/26 @ 100(a)	442	438
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29, Callable 1/20/28 @ 100(a)	1,998	1,999
Atalaya Equipment Leasing Trust, Series 2021-1A, Class A2, 1.23%, 5/15/26, Callable 10/15/24 @ 100(a)	400	392
CARS-DB5 LP, Series 2021-1A, Class A2, 2.28%, 8/15/51, Callable 8/15/28 @ 100(a)	2,103	1,620
CCG Receivables Trust, Series 2023-1, Class C, 6.28%, 9/16/30, Callable 11/14/26 @ 100(a)	2,493	2,496
CCG Receivables Trust, Series 2020-1, Class C, 1.84%, 12/14/27, Callable 3/14/24 @ 100(a)	5,786	5,510
CCG Receivables Trust, Series 2021-2, Class C, 1.50%, 3/14/29, Callable 5/14/25 @ 100(a)	3,000	2,753
CF Hippolyta LLC, Series 2021-1A, Class B1, 1.98%, 3/15/61, Callable 3/15/24 @ 100(a)	1,885	1,601
CNH Equipment Trust, Series 2020-A, Class B, 2.30%, 10/15/27, Callable 3/15/24 @ 100	1,100	1,075
Conn's Receivables Funding LLC, Series 2022-A, Class B, 9.52%, 12/15/26, Callable 8/15/24 @ 100(a)	2,430	2,443
DB Master Finance LLC, Series 2021-1A, Class A2II, 2.49%, 11/20/51, Callable 11/20/25 @ 100(a)	7,665	6,410
Dell Equipment Finance Trust, Series 2021-2, Class C, 0.94%, 12/22/26, Callable 3/22/24 @ 100(a)	2,347	2,255
Dell Equipment Finance Trust, Series 2023-1, Class D, 6.80%, 3/22/29, Callable 10/22/25 @ 100(a)	2,125	2,116
Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29, Callable 2/22/26 @ 100(a)	3,569	3,545
Dell Equipment Finance Trust, Series 2021-1, Class D, 1.03%, 11/23/26, Callable 9/22/23 @ 100(a)	1,874	1,858
Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/27, Callable 3/22/24 @ 100(a)	1,312	1,255
Dell Equipment Finance Trust, Series 2023-2, Class C, 6.06%, 1/22/29, Callable 2/22/26 @ 100(a)	1,975	1,963
Dext ABS LLC, Series 2020-1, Class C, 3.03%, 11/15/27, Callable 10/15/24 @ 100(a)	1,780	1,721
Dext ABS LLC, Series 2023-1, Class B, 6.55%, 3/15/32, Callable 3/15/27 @ 100(a)	8,330	8,267
Diamond Infrastructure Funding LLC, Series 2021-1A, Class B, 2.36%, 4/15/49, Callable 9/20/25 @ 100(a)	6,000	5,106
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.48%, 4/15/49, Callable 9/20/25 @ 100(a)	3,000	2,614
Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100(a)	4,418	3,621

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Core Plus Intermediate Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Diamond Resorts Owner Trust, Series 2021-1A, Class B, 2.05%, 11/21/33, Callable 4/20/25 @ 100(a)	$606	$557
DLLAA LLC, Series 2023-1A, Class A2, 5.93%, 7/20/26(a)	2,425	2,428
Encina Equipment Finance LLC, Series 2021-1A, Class D, 1.69%, 11/15/27, Callable 10/15/23 @ 100(a)	2,562	2,494
Encina Equipment Finance LLC, Series 2021-1A, Class C, 1.39%, 6/15/27, Callable 10/15/23 @ 100(a)	1,409	1,379
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/25/49, Callable 8/25/23 @ 100(a)	1,875	1,800
FirstKey Homes Trust, Series 2021-SFR2, Class D, 2.06%, 9/17/38(a)	4,500	3,920
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.14%, 12/17/38(a)	2,470	2,185
FirstKey Homes Trust, Series 2021-SFR2, Class C, 1.71%, 9/17/38(a)	6,512	5,625
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class B, 5.31%, 5/15/28(a)	3,430	3,383
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class C, 5.75%, 5/15/28(a)	3,886	3,823
FRTKL, Series 2021-SFR1, Class D, 2.17%, 9/17/38(a)	1,500	1,304
Hpefs Equipment Trust, Series 2022-3A, Class C, 6.13%, 8/20/29, Callable 5/20/26 @ 100(a)	735	732
HPEFS Equipment Trust, Series 2021-2A, Class D, 1.29%, 3/20/29, Callable 7/20/24 @ 100(a)	4,531	4,308
HPEFS Equipment Trust, Series 2021-2A, Class C, 0.88%, 9/20/28, Callable 7/20/24 @ 100(a)	1,300	1,262
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/31, Callable 4/20/24 @ 100(a)	16,259	15,753
Kubota Credit Owner Trust, Series 2022-1A, Class A3, 2.67%, 10/15/26, Callable 2/15/26 @ 100(a)	2,000	1,907
MMAF Equipment Finance LLC, Series 2023-A, Class A4, 5.50%, 12/13/38(a)	2,348	2,355
MVW LLC, Series 2021-1WA, Class B, 1.44%, 1/22/41, Callable 3/20/27 @ 100(a)	594	522
MVW Owner Trust, Series 2018-1A, Class A, 3.45%, 1/21/36, Callable 7/20/24 @ 100(a)	1,288	1,257
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100(a)	6,097	5,227
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 10/20/24 @ 100(a)	1,832	1,524
NP SPE II LLC, Series 2019-2A, Class A2, 3.10%, 11/19/49, Callable 8/19/23 @ 100(a)	2,583	2,292
NP SPE II LLC, Series 2017-1A, Class A2, 4.22%, 10/21/47, Callable 8/20/23 @ 100(a)	5,875	5,362
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49, Callable 11/19/23 @ 100(a)	3,014	2,750
Pawnee Equipment Receivables LLC, Series 2021-1, Class B, 1.82%, 7/15/27, Callable 8/15/25 @ 100(a)	1,637	1,511
Progress Residential, Series 2021-SFR4, Class C, 2.04%, 5/17/38(a)	2,351	2,086
Progress Residential, Series 2021-SFR4, Class D, 2.31%, 5/17/38(a)	2,500	2,206
Progress Residential Trust, Series 2021-SFR6, Class D, 2.23%, 7/17/38, Callable 7/17/26 @ 100(a)	3,000	2,620
Progress Residential Trust, Series 2021-SFR7, Class B, 1.94%, 8/17/40(a)	3,250	2,700
Progress Residential Trust, Series 2021-SFR5, Class D, 2.11%, 7/17/38(a)	2,000	1,731
Progress Residential Trust, Series 2021-SFR3, Class D, 2.29%, 5/17/26(a)	2,000	1,776
SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.93%, 9/20/30, Callable 3/20/26 @ 100(a)	817	722
SCF Equipment Leasing LLC, Series 2022-2A, Class D, 6.50%, 10/20/32, Callable 3/20/25 @ 100(a)	2,144	2,057

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Core Plus Intermediate Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
SCF Equipment Leasing LLC, Series 1A, Class B, 1.37%, 8/20/29, Callable 3/20/26 @ 100(a)	$500	$459
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 3/20/25 @ 100(a)	4,440	4,281
SCF Equipment Leasing LLC, Series 2019-2, Class C, 3.11%, 6/21/27, Callable 3/20/25 @ 100(a)	6,500	6,198
SCF Equipment Leasing LLC, Series 2020-1A, Class C, 2.60%, 8/21/28, Callable 3/20/25 @ 100(a)	3,800	3,552
SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.50%, 8/20/32, Callable 3/20/25 @ 100(a)	2,356	2,299
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.86%, 4/17/39(a)	1,500	1,400
Tricon Residential Trust, Series 2022-SFR2, Class B, 5.24%, 7/17/40, Callable 7/17/28 @ 100(a)	1,800	1,741
Trinity Rail Leasing LLC, Series 2021-1A, Class A, 2.26%, 7/19/51, Callable 1/19/24 @ 100(a)	921	775
Trinity Rail Leasing LLC, Series 2019-1, Class A, 3.82%, 4/17/49, Callable 8/17/23 @ 100(a)	3,231	2,996
Trinity Rail Leasing LLC, Series 2022-1, Class A, 4.55%, 5/20/52, Callable 10/21/24 @ 100(a)	2,415	2,224
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, 9/15/45, Callable 9/15/25 @ 100(a)	9,000	7,580
VB-S1 Issuer LLC, Series 2022-1A, Class C2II, 3.71%, 2/15/57, Callable 2/15/30 @ 100(a)	4,500	3,636
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 2/15/26 @ 100(a)	3,263	2,917
VB-S1 Issuer LLC, Series 2022-1A, Class F, 5.27%, 2/15/52, Callable 2/15/26 @ 100(a)	7,500	6,654
Verizon Master Trust, Series 2023-2, Class A, 4.89%, 4/13/28, Callable 4/20/25 @ 100	1,871	1,853
Volvo Financial Equipment LLC, Series 2019-2A, Class A4, 2.14%, 9/16/24, Callable 8/15/23 @ 100(a)	555	554
		212,682
ABS Auto (9.7%):
American Credit Acceptance Receivables Trust, Series 2019-3, Class D, 2.89%, 9/12/25, Callable 9/12/23 @ 100(a)	14	14
American Credit Acceptance Receivables Trust, Series 2022-4, Class E, 3.65%, 12/14/26, Callable 2/13/24 @ 100(a)	666	652
American Credit Acceptance Receivables Trust, Series 2022-1, Class C, 2.12%, 3/13/28, Callable 12/13/24 @ 100(a)	4,000	3,888
Americredit Automobile Receivables Trust, Series 2019-1, Class D, 3.62%, 3/18/25, Callable 9/18/23 @ 100	472	471
ARI Fleet Lease Trust, Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 5/15/25 @ 100(a)	2,476	2,373
ARI Fleet Lease Trust, Series 2022-A, Class B, 3.79%, 1/15/31, Callable 5/15/25 @ 100(a)	1,517	1,424
ARI Fleet Lease Trust, Series 2022-A, Class C, 4.17%, 1/15/31, Callable 5/15/25 @ 100(a)	2,200	2,067
ARI Fleet Lease Trust, Series 2020-A, Class B, 2.06%, 11/15/28, Callable 8/15/23 @ 100(a)	1,470	1,438
ARI Fleet Lease Trust, Series 2021-A, Class A2, 0.37%, 3/15/30, Callable 5/15/24 @ 100(a)	474	469
Avis Budget Rental Car Funding AESOP LLC, Series 2023-6A, Class C, 7.03%, 12/20/29(a)	3,749	3,710
Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class C, 6.85%, 4/20/28(a)	7,000	6,905
Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class B, 7.09%, 4/20/27(a)	3,250	3,284
Avis Budget Rental Car Funding AESOP LLC, Series 2023-6A, Class B, 6.40%, 12/20/29(a)	2,811	2,801

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Core Plus Intermediate Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class C, 7.05%, 2/22/28(a)	$8,750	$8,681
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class B, 3.55%, 9/22/25, Callable 10/20/24 @ 100(a)	1,400	1,359
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.68%, 8/20/26, Callable 9/20/25 @ 100(a)	4,000	3,722
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 8/15/23 @ 100(a)	3,790	3,720
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class C, 2.49%, 5/19/26, Callable 11/19/23 @ 100(a)	2,000	1,977
Canadian Pacer Auto Receivables Trust, Series 2021-1A, Class C, 1.46%, 12/20/27, Callable 1/19/25 @ 100(a)	2,156	1,983
Carmax Auto Owner Trust, Series 2023-2, Class B, 5.18%, 11/15/28, Callable 7/15/26 @ 100	3,250	3,221
Carmax Auto Owner Trust, Series 2019-4, Class D, 2.80%, 4/15/26, Callable 12/15/23 @ 100	675	666
CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25, Callable 3/15/24 @ 100	4,230	4,132
CarMax Auto Owner Trust, Series 2021-3, Class D, 1.50%, 1/18/28, Callable 9/15/25 @ 100	2,760	2,488
CarMax Auto Owner Trust, Series 2021-4, Class D, 1.48%, 3/15/28, Callable 11/15/25 @ 100	2,831	2,504
CarMax Auto Owner Trust, Series 2020-3, Class C, 1.69%, 4/15/26, Callable 7/15/24 @ 100	2,500	2,398
CarMax Auto Owner Trust, Series 2020-2, Class B, 2.90%, 8/15/25, Callable 4/15/24 @ 100	1,083	1,060
CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25, Callable 12/15/23 @ 100	5,162	5,096
CarMax Auto Owner Trust, Series 2020-4, Class C, 1.30%, 8/17/26, Callable 11/15/24 @ 100	3,450	3,237
Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28, Callable 9/10/26 @ 100	876	824
Carvana Auto Receivables Trust, Series 2020-P1, Class C, 1.32%, 11/9/26, Callable 10/8/25 @ 100	551	490
Carvana Auto Receivables Trust, Series 2021-N1, Class D, 1.50%, 1/10/28, Callable 1/10/26 @ 100	709	662
Carvana Auto Receivables Trust, Series 2021-P2, Class C, 1.60%, 6/10/27, Callable 12/10/26 @ 100	10,000	8,779
Carvana Auto Receivables Trust, Series 2021-N2, Class D, 1.27%, 3/10/28, Callable 9/10/26 @ 100	2,154	2,060
Chesapeake Funding II LLC, Series 2023-1A, Class C, 6.07%, 5/15/35, Callable 12/15/27 @ 100(a)	936	908
Chesapeake Funding II LLC, Series 2023-1A, Class B, 5.59%, 5/15/35, Callable 12/15/27 @ 100(a)	826	788
Chesapeake Funding II LLC, Series 2023-1A, Class D, 6.69%, 5/15/35, Callable 12/15/27 @ 100(a)	1,404	1,391
CPS Auto Receivables Trust, Series 2018-D, Class E, 5.82%, 6/16/25, Callable 8/15/23 @ 100(a)	1,097	1,096
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class B, 1.26%, 4/15/30, Callable 10/15/24 @ 100(a)	2,077	1,979
Credit Acceptance Auto Loan Trust, Series 2023-2A, Class C, 7.15%, 9/15/33, Callable 12/15/26 @ 100(a)	2,811	2,820
Credit Acceptance Auto Loan Trust, Series 2021-4, Class B, 1.74%, 12/16/30, Callable 4/15/25 @ 100(a)	720	669
Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29, Callable 4/15/25 @ 100	2,925	2,717
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26, Callable 5/15/24 @ 100	169	169
DT Auto Owner Trust, Series 2019-2A, Class E, 4.46%, 5/15/26, Callable 10/15/23 @ 100(a)	4,680	4,658

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Core Plus Intermediate Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
DT Auto Owner Trust, Series 2020-2A, Class D, 4.73%, 3/16/26, Callable 8/15/24 @ 100(a)	$2,900	$2,852
DT Auto Owner Trust, Series 2021-3A, Class C, 0.87%, 5/17/27, Callable 9/15/25 @ 100(a)	1,875	1,794
Enterprise Fleet Financing LLC, Series 2022-3, Class A3, 4.29%, 7/20/29, Callable 5/20/26 @ 100(a)	1,125	1,079
Enterprise Fleet Financing LLC, Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 7/20/26 @ 100(a)	2,750	2,752
Enterprise Fleet Financing LLC, Series 2023-2, Class A2, 5.56%, 4/22/30, Callable 2/20/27 @ 100(a)	2,811	2,788
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32%, 7/15/25, Callable 3/15/25 @ 100	18	18
Exeter Automobile Receivables Trust, Series 2020-1A, Class E, 3.74%, 1/15/27, Callable 7/15/24 @ 100(a)	1,000	964
Flagship Credit Auto Trust, Series 2019-4, Class E, 4.11%, 3/15/27, Callable 3/15/25 @ 100(a)	2,500	2,373
Flagship Credit Auto Trust, Series 2019-2, Class D, 3.53%, 5/15/25, Callable 9/15/24 @ 100(a)	2,465	2,430
Ford Credit Auto Lease Trust, Series 2023-A, Class C, 5.54%, 12/15/26, Callable 8/15/25 @ 100	1,080	1,059
Ford Credit Auto Owner Trust, Series 2023-1, Class C, 5.58%, 8/15/35, Callable 2/15/28 @ 100(a)	10,250	10,110
Ford Credit Auto Owner Trust, Series 2021-2, Class C, 2.11%, 5/15/34, Callable 11/15/26 @ 100(a)	2,250	1,960
Ford Credit Auto Owner Trust, Series 2021-2, Class D, 2.60%, 5/15/34, Callable 11/15/26 @ 100(a)	500	433
Ford Credit Auto Owner Trust, Series 2022-1, Class C, 4.67%, 11/15/34, Callable 5/15/27 @ 100(a)	2,000	1,906
Ford Credit Auto Owner Trust, Series 2021-1, Class D, 2.31%, 10/17/33, Callable 4/15/26 @ 100(a)	1,650	1,447
Ford Credit Auto Owner Trust, Series 2021-1, Class C, 1.91%, 10/17/33, Callable 4/15/26 @ 100(a)	1,708	1,525
Ford Credit Auto Owner Trust, Series 2023-1, Class D, 6.26%, 8/15/35, Callable 2/15/28 @ 100(a)	10,940	10,730
Ford Credit Auto Owner Trust, Series 2023-1, Class B, 5.29%, 8/15/35, Callable 2/15/28 @ 100(a)	4,111	3,992
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class B, 5.35%, 3/15/28, Callable 3/15/26 @ 100(a)	4,385	4,318
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class C, 1.02%, 9/15/26, Callable 7/15/24 @ 100(a)	1,325	1,293
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class E, 3.49%, 4/15/26, Callable 9/15/23 @ 100(a)	550	548
GLS Auto Receivables Issuer Trust, Series 2019-4A, Class D, 4.09%, 8/17/26, Callable 5/15/24 @ 100(a)	2,185	2,131
GLS Auto Receivables Issuer Trust, Series 2019-2A, Class D, 4.52%, 2/17/26, Callable 11/15/23 @ 100(a)	10,000	9,931
GLS Auto Receivables Issuer Trust, Series 2020-4A, Class C, 1.14%, 11/17/25, Callable 3/15/25 @ 100(a)	1,030	1,019
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class C, 1.11%, 9/15/26, Callable 10/15/25 @ 100(a)	2,167	2,064
GLS Auto Receivables Issuer Trust, Series 2020-3A, Class C, 1.92%, 5/15/25, Callable 10/15/24 @ 100(a)	110	110
GLS Auto Receivables Issuer Trust, Series 2A, Class C, 4.57%, 4/15/26, Callable 8/15/24 @ 100(a)	1,250	1,239
GM Financial Automobile Leasing Trust, Series 2023-2, Class B, 5.54%, 5/20/27, Callable 10/20/25 @ 100	1,250	1,236
GM Financial Revolving Receivables Trust, Series 2021-1, Class C, 1.67%, 6/12/34, Callable 9/11/26 @ 100(a)	1,000	866
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class B, 5.73%, 6/15/28(a)	3,050	3,043

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Core Plus Intermediate Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
GMF Floorplan Owner Revolving Trust, Series 2019-2, Class C, 3.30%, 4/15/26(a)	$1,925	$1,883
GTE Auto Receivables Trust, Series 2023-1, Class C, 5.88%, 11/15/29, Callable 5/15/26 @ 100(a)	2,457	2,469
GTE Auto Receivables Trust, Series 2023-1, Class B, 5.39%, 8/15/29, Callable 5/15/26 @ 100(a)	3,276	3,269
Hertz Vehicle Financing III LLC, Series 2023-2A, Class C, 7.13%, 9/25/29(a)	1,075	1,064
Hertz Vehicle Financing III LLC, Series 2023-2A, Class B, 6.49%, 9/25/29(a)	3,038	3,055
Hertz Vehicle Financing III LLC, Series 2023-1A, Class C, 6.91%, 6/25/27(a)	3,739	3,704
Hertz Vehicle Financing III LLC, Series 2022-1A, Class B, 2.19%, 6/25/26, Callable 6/25/25 @ 100(a)	1,900	1,759
Hertz Vehicle Financing III LP, Series 2021-2A, Class C, 2.52%, 12/27/27(a)	1,833	1,585
Hertz Vehicle Financing LLC, Series 2022-4A, Class B, 4.12%, 9/25/26, Callable 9/25/25 @ 100(a)	5,000	4,758
Hertz Vehicle Financing LLC, Series 2022-2A, Class C, 2.95%, 6/26/28, Callable 6/25/27 @ 100(a)	3,500	3,011
Hertz Vehicle Financing LLC, Series 2022-2A, Class A, 2.33%, 6/26/28, Callable 6/25/27 @ 100(a)	3,750	3,290
Hertz Vehicle Financing LLC, Series 2022-2A, Class B, 2.65%, 6/26/28, Callable 6/25/27 @ 100(a)	2,480	2,172
Hertz Vehicle Financing LLC, Series 2022-4A, Class A, 3.73%, 9/25/26, Callable 9/25/25 @ 100(a)	3,000	2,859
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05%, 12/26/25(a)	1,667	1,566
JPMorgan Chase Bank NA, Series 2020-2, Class B, 0.84%, 2/25/28, Callable 9/25/24 @ 100(a)	2,211	2,178
JPMorgan Chase Bank NA, Series 2020-1, Class D, 1.89%, 1/25/28, Callable 5/25/24 @ 100(a)	23	23
JPMorgan Chase Bank NA, Series 2021-2, Class D, 1.14%, 12/26/28, Callable 4/25/25 @ 100(a)	297	287
JPMorgan Chase Bank NA, Series 2020-2, Class C, 1.14%, 2/25/28, Callable 9/25/24 @ 100(a)	199	197
JPMorgan Chase Bank NA, Series 2021-3, Class D, 1.01%, 2/26/29, Callable 3/25/25 @ 100(a)	1,093	1,036
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 2/26/29, Callable 3/25/25 @ 100(a)	1,596	1,521
JPMorgan Chase Bank NA, Series 2021-1, Class D, 1.17%, 9/25/28, Callable 4/25/25 @ 100(a)	1,028	998
JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.88%, 9/25/28, Callable 4/25/25 @ 100(a)	713	693
JPMorgan Chase Bank NA, Series 2021-2, Class C, 0.97%, 12/26/28, Callable 4/25/25 @ 100(a)	661	640
LAD Auto Receivables Trust, Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 6/15/25 @ 100(a)	2,500	2,325
LAD Auto Receivables Trust, Series 2023-2A, Class C, 5.58%, 9/15/28, Callable 2/15/27 @ 100(a)	7,300	7,162
LAD Auto Receivables Trust, Series 2023-2A, Class D, 6.30%, 2/15/31, Callable 2/15/27 @ 100(a)	1,698	1,647
LAD Auto Receivables Trust, Series 2023-1A, Class C, 6.18%, 12/15/27, Callable 1/15/27 @ 100(a)	4,600	4,543
LAD Auto Receivables Trust, Series 2023-1A, Class D, 7.30%, 6/17/30, Callable 1/15/27 @ 100(a)	2,037	2,037
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94%, 11/16/26, Callable 6/15/25 @ 100(a)	1,750	1,659
LAD Auto Receivables Trust, Series 2023-2A, Class B, 5.45%, 4/15/28, Callable 2/15/27 @ 100(a)	4,531	4,413

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Core Plus Intermediate Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
LAD Auto Receivables Trust, Series 2023-1A, Class B, 5.59%, 8/16/27, Callable 1/15/27 @ 100(a)	$2,760	$2,701
Oscar U.S. Funding XII LLC, Series 1A, Class A4, 1.00%, 4/10/28, Callable 2/10/25 @ 100(a)	930	866
Oscar US Funding XIV LLC, Series 2022-1A, Class A4, 2.82%, 4/10/29, Callable 3/10/26 @ 100(a)	2,000	1,858
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.18%, 12/15/28, Callable 2/15/26 @ 100(a)	3,000	2,929
PenFed Auto Receivables Owner Trust, Series 2022-A, Class D, 5.85%, 6/17/30, Callable 2/15/26 @ 100(a)	912	886
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01%, 8/15/25, Callable 2/15/24 @ 100(a)	5,614	5,486
Prestige Auto Receivables Trust, Series 2021-1A, Class C, 1.53%, 2/15/28, Callable 11/15/25 @ 100(a)	916	853
Santander Bank Auto Credit Linked Notes, Series 2023-A, Class D, 7.08%, 6/15/33, Callable 7/15/27 @ 100(a)	659	657
Santander Bank Auto Credit Linked Notes, Series 2023-A, Class C, 6.74%, 6/15/33, Callable 7/15/27 @ 100(a)	1,421	1,418
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 5/15/32, Callable 11/15/25 @ 100(a)	2,153	2,118
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class D, 8.20%, 12/15/32, Callable 9/15/26 @ 100(a)	3,111	3,131
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class C, 7.38%, 5/15/32, Callable 11/15/25 @ 100(a)	2,392	2,348
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class C, 5.92%, 8/16/32, Callable 2/15/26 @ 100(a)	2,327	2,313
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class C, 6.99%, 12/15/32, Callable 9/15/26 @ 100(a)	710	711
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class D, 6.79%, 8/16/32, Callable 2/15/26 @ 100(a)	3,013	3,001
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 7/15/25 @ 100(a)	1,105	1,073
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class D, 2.14%, 12/15/26, Callable 6/15/25 @ 100(a)	5,000	4,792
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class E, 4.13%, 1/15/27, Callable 6/15/25 @ 100(a)	1,000	968
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class C, 1.29%, 4/15/26, Callable 6/15/25 @ 100(a)	2,500	2,441
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 10/15/24 @ 100(a)	2,000	1,988
Santander Retail Auto Lease Trust, Series 2020-B, Class C, 1.18%, 12/20/24, Callable 2/20/24 @ 100(a)	2,750	2,694
Santander Retail Auto Lease Trust, Series 2021-C, Class C, 1.11%, 3/20/26, Callable 6/20/24 @ 100(a)	1,312	1,255
SFS Auto Receivables Securitization Trust, Series 2023-1A, Class C, 5.97%, 2/20/31, Callable 1/20/26 @ 100(a)	2,541	2,556
Tesla Auto Lease Trust, Series 2023-A, Class A4, 5.94%, 7/20/27, Callable 8/20/25 @ 100(a)	2,950	2,945
Tesla Auto Lease Trust, Series 2023-A, Class B, 6.41%, 7/20/27, Callable 8/20/25 @ 100(a)	3,900	3,888
Toyota Lease Owner Trust, Series 2023-A, Class A4, 5.05%, 8/20/27, Callable 9/20/25 @ 100(a)	5,234	5,186
United Auto Credit Securitization Trust, Series 2023-1, Class C, 6.28%, 7/10/28, Callable 3/10/26 @ 100(a)	7,000	6,916
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable 7/10/25 @ 100(a)	3,250	3,206
Veridian Auto Receivables Trust, Series 2023-1A, Class C, 6.37%, 7/16/29, Callable 8/15/27 @ 100(a)	3,280	3,264
Veridian Auto Receivables Trust, Series 2023-1A, Class B, 5.86%, 4/16/29, Callable 8/15/27 @ 100(a)	1,499	1,475

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Core Plus Intermediate Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Westlake Automobile Receivables Trust, Series 2020-1A, Class E, 3.31%, 10/15/25, Callable 1/15/24 @ 100(a)	$2,183	$2,145
Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.80%, 4/18/38(a)	2,531	2,521
World Omni Auto Receivables Trust, Series 2021-C, Class C, 1.06%, 4/17/28, Callable 7/15/25 @ 100	5,000	4,528
World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, 11/15/27, Callable 5/15/25 @ 100	1,250	1,144
World Omni Select Auto Trust, Series 2020-A, Class C, 1.25%, 10/15/26, Callable 8/15/24 @ 100	3,750	3,591
		341,415
ABS Card (2.5%):
CARDS II Trust, Series 2021-1A, Class C, 1.20%, 4/15/27(a)	7,750	7,437
Evergreen Credit Card Trust, Series 2022-CRT1, Class B, 5.61%, 7/15/26(a)	3,000	2,965
Evergreen Credit Card Trust, Series 2021-1, Class B, 1.15%, 10/15/26(a)	7,500	7,045
Evergreen Credit Card Trust, Series 2023-CRT3, Class B, 6.58%, 2/16/27(a)	3,918	3,919
Evergreen Credit Card Trust, Series 2023-CRT3, Class C, 7.31%, 2/16/27(a)	2,178	2,176
Evergreen Credit Card Trust, Series 2022-CRT2, Class B, 6.56%, 11/15/26(a)	2,750	2,741
Evergreen Credit Card Trust, Series 2022-CRT2, Class C, 7.44%, 11/15/26(a)	6,600	6,555
Evergreen Credit Card Trust, Series 2021-1, Class C, 1.42%, 10/15/26(a)	6,300	5,911
Golden Credit Card Trust, Series 2021-1A, Class A, 1.14%, 8/15/28(a)	5,000	4,419
Golden Credit Card Trust, Series 2021-1A, Class B, 1.44%, 8/15/28(a)	4,500	3,946
Golden Credit Card Trust, Series 2021-1A, Class C, 1.74%, 8/15/28(a)	2,233	1,963
Master Credit Card Trust, Series 2022-2A, Class C, 2.73%, 7/21/28(a)	1,719	1,509
Master Credit Card Trust, Series 2021-1A, Class C, 1.06%, 11/21/25(a)	5,775	5,500
Master Credit Card Trust II, Series 2023-2A, Class B, 6.26%, 1/21/27(a)	2,051	2,051
Master Credit Card Trust II, Series 2023-2A, Class C, 6.89%, 1/21/27(a)	3,476	3,476
Master Credit Card Trust II, Series 2023-1A, Class C, 5.87%, 6/21/27(a)	1,800	1,768
Synchrony Card Funding LLC, Series 2022-A1, Class A, 3.37%, 4/15/28, Callable 4/15/25 @ 100	2,200	2,121
Trillium Credit Card Trust II, Series 2023-1A, Class C, 6.06%, 3/26/31(a)	1,053	1,019
Trillium Credit Card Trust II, Series 2021-1A, Class C, 2.42%, 10/26/29(a)	9,300	8,226
Trillium Credit Card Trust II, Series 2023-2A, Class B, 5.35%, 3/26/33(a)	2,900	2,802
Trillium Credit Card Trust II, Series 2023-2A, Class C, 6.32%, 3/26/33(a)	2,702	2,612
		80,161
Agency ABS Other (0.1%):
SLM Student Loan Trust, Series 2003-14, Class B, 5.87% (SOFR+81bps), 10/25/65, Callable 4/25/28 @ 100(b)	401	368
SLM Student Loan Trust, Series 2012-6, Class B, 6.18% (SOFR+111bps), 4/27/43, Callable 1/25/30 @ 100(b)	2,500	2,281
		2,649

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Core Plus Intermediate Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Commercial MBS (0.1%):
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class D, 2.08%, 1/5/40(a)	$2,700	$1,753
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class D, 7.84% (TSFR1M+261bps), 2/15/40(a)(b)	1,232	1,123
		2,876
Total Asset-Backed Securities (Cost $672,253)		639,783

Collateralized Loan Obligations (4.8%)
Cash Flow CLO (4.8%):
720 East CLO Ltd., Series 2023-IA, Class B, 7.38% (TSFR3M+250bps), 4/15/36, Callable 4/15/25 @ 100(a)(b)	3,000	3,006
720 East CLO Ltd., Series 2023-IA, Class D, 10.73% (TSFR3M+585bps), 4/15/36, Callable 4/15/25 @ 100(a)(b)	5,750	5,768
720 East CLO Ltd., Series 2022-1A, Class C, 9.58% (TSFR3M+425bps), 1/20/36, Callable 1/20/25 @ 100(a)(b)	6,000	6,048
720 East CLO Ltd., Series 2022-1A, Class B, 8.58% (TSFR3M+325bps), 1/20/36, Callable 1/20/25 @ 100(a)(b)	4,650	4,680
AIMCO CLO 17 Ltd., Series 2022-17A, Class B, 7.43% (TSFR3M+210bps), 7/20/35, Callable 7/20/24 @ 100(a)(b)	3,000	2,961
Ballyrock CLO, Series 2020-2A, Class A2R, 7.14% (TSFR3M+181bps), 10/20/31, Callable 10/20/23 @ 100(a)(b)	4,000	3,922
Ballyrock CLO 15 Ltd., Series 2021-1A, Class B, 7.62% (LIBOR03M+231bps), 4/15/34, Callable 10/15/23 @ 100(a)(b)	5,000	4,943
Ballyrock CLO 20 Ltd., Series 2022-20A, Class A2A, 8.36% (TSFR3M+305bps), 7/15/34, Callable 10/15/23 @ 100(a)(b)	3,000	3,005
Ballyrock CLO Ltd., Series 2020-14A, Class B, 7.89% (TSFR3M+256bps), 1/20/34, Callable 10/20/23 @ 100(a)(b)	1,000	981
Barrow Hanley CLO I Ltd., Series 2023-1A, Class D, 11.03% (TSFR3M+616bps), 4/20/35, Callable 4/20/24 @ 100(a)(b)	7,300	7,296
Barrow Hanley CLO I Ltd., Series 2023-1A, Class C, 8.87% (TSFR3M+400bps), 4/20/35, Callable 4/20/24 @ 100(a)(b)	1,825	1,868
Barrow Hanley CLO I Ltd., Series 2023-1A, Class A1, 7.17% (TSFR3M+230bps), 4/20/35, Callable 4/20/24 @ 100(a)(b)	4,600	4,675
Barrow Hanley CLO I Ltd., Series 2023-1A, Class A2, 7.52% (TSFR3M+265bps), 4/20/35, Callable 4/20/24 @ 100(a)(b)	7,500	7,580
Columbia Cent CLO 32 Ltd., Series 2022-32A, Class BF, 5.20%, 7/24/34, Callable 1/24/24 @ 100(a)	3,750	3,481
Dryden 109 CLO Ltd., Series 2022-112A, Class C, 9.09% (TSFR3M+400bps), 8/15/34, Callable 8/15/23 @ 100(a)(b)	3,000	3,000
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, 6.52% (TSFR3M+121bps), 4/17/31, Callable 10/17/23 @ 100(a)(b)	3,259	3,245
Flatiron RR CLO 22 LLC, Series 2021-2A, Class B, 7.17% (TSFR3M+186bps), 10/15/34, Callable 10/15/23 @ 100(a)(b)	3,000	2,958
Golub Capital Partners CLO 68B Ltd., Series 2023-68A, Class B, 8.20% (TSFR3M+280bps), 7/25/36, Callable 7/25/25 @ 100(a)(b)	2,345	2,342
Golub Capital Partners CLO Ltd., Series 2020-52A, Class A2, 7.39% (TSFR3M+206bps), 1/20/34, Callable 10/20/23 @ 100(a)(b)	5,000	4,886
LCM Ltd., Series 36A, Class A2, 6.97% (TSFR3M+166bps), 1/15/34, Callable 1/15/24 @ 100(a)(b)	3,000	2,857
LCM Ltd., Series 2032A, Class B, 7.29% (LIBOR03M+196bps), 7/20/34, Callable 10/20/23 @ 100(a)(b)	2,500	2,450
Morgan Stanley Eaton Vance CLO, Series 2021-1A, Class B, 7.26% (TSFR3M+191bps), 10/20/34, Callable 10/23/23 @ 100(a)(b)	2,500	2,448
Mountain View CLO Ltd., Series 2013-1A, Class CRR, 7.76% (TSFR3M+246bps), 10/12/30, Callable 10/12/23 @ 100(a)(b)	4,000	3,807
Neuberger Berman Loan Advisers CLO 44 Ltd., Series 2021-44A, Class B, 7.17% (TSFR3M+186bps), 10/16/34, Callable 10/16/23 @ 100(a)(b)	2,500	2,450
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-29A, Class B2, 4.60%, 10/19/31, Callable 10/19/23 @ 100(a)	5,000	4,682
Oaktree CLO Ltd., Series 2022-3A, Class C, 9.46% (TSFR3M+415bps), 7/15/35, Callable 7/15/24 @ 100(a)(b)	3,000	3,021

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Core Plus Intermediate Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Oaktree CLO Ltd., Series 2022-2A, Class B, 8.06% (TSFR3M+275bps), 7/15/33, Callable 1/15/24 @ 100(a)(b)	$6,500	$6,502
Oaktree CLO Ltd., Series 2022-3A, Class B1, 8.41% (TSFR3M+310bps), 7/15/35, Callable 7/15/24 @ 100(a)(b)	3,000	3,015
Oaktree CLO Ltd., Series 2023-1A, Class B, 7.41% (TSFR3M+255bps), 4/15/36, Callable 4/15/25 @ 100(a)(b)	2,250	2,244
Octagon 57 Ltd., Series 2021-1A, Class B1, 7.22% (TSFR3M+191bps), 10/15/34, Callable 10/15/23 @ 100(a)(b)	3,000	2,939
Palmer Square Loan Funding Ltd., Series 2020-1A, Class B, 7.28% (US0003M+190bps), 2/20/28, Callable 8/20/23 @ 100(a)(b)	2,000	2,000
Palmer Square Loan Funding Ltd., Series 2023-1A, Class A2, 7.76% (TSFR3M+250bps), 7/20/31, Callable 7/20/24 @ 100(a)(b)	5,622	5,620
Palmer Square Loan Funding Ltd., Series 2020-4A, Class B, 7.70% (US0003M+230bps), 11/25/28, Callable 8/25/23 @ 100(a)(b)	5,000	5,055
Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, 7.21% (TSFR3M+190bps), 10/15/30, Callable 10/15/23 @ 100(a)(b)	3,000	2,992
Sound Point CLO XVIII Ltd., Series 2017-4A, Class B, 7.39% (TSFR3M+206bps), 1/21/31, Callable 10/20/23 @ 100(a)(b)	1,000	946
Stewart Park CLO Ltd., Series 2015-1A, Class A2R, 6.82% (TSFR3M+151bps), 1/15/30, Callable 10/15/23 @ 100(a)(b)	2,000	1,990
Stratus CLO Ltd., Series 2022-2A, Class C, 9.33% (TSFR3M+400bps), 7/20/30, Callable 10/20/23 @ 100(a)(b)	2,750	2,755
Stratus CLO Ltd., Series 2021-3A, Class B, 7.14% (TSFR3M+181bps), 12/29/29, Callable 10/20/23 @ 100(a)(b)	2,259	2,224
Stratus CLO Ltd., Series 2022-1A, Class B, 7.68% (TSFR3M+235bps), 7/20/30, Callable 10/20/23 @ 100(a)(b)	5,000	5,001
TRESTLES CLO Ltd., Series 2021-4A, Class B2, 2.72%, 7/21/34, Callable 10/21/23 @ 100(a)	1,000	828
Trimaran Cavu Ltd., Series 2021-3A, Class C1, 8.04% (TSFR3M+273bps), 1/18/35, Callable 1/18/24 @ 100(a)(b)	5,000	4,827
TSTAT Ltd., Series 2022-1A, Class A2, 8.28% (TSFR3M+295bps), 7/20/31, Callable 10/20/23 @ 100(a)(b)	3,000	3,003
Venture 46 CLO Ltd., Series 2022-46A, Class A2F, 5.02%, 7/20/35, Callable 7/20/24 @ 100(a)	4,500	4,145
Venture 46 CLO Ltd., Series 2022-46A, Class BN, 8.33% (TSFR3M+300bps), 7/20/35, Callable 7/20/24 @ 100(a)(b)	3,000	3,001
Venture 47 CLO Ltd., Series 2023-47A, Class AJ, 7.63% (TSFR3M+230bps), 4/20/36, Callable 4/20/25 @ 100(a)(b)	2,806	2,832
Voya CLO, Series 2017-4A, Class A2, 6.82% (TSFR3M+151bps), 10/15/30, Callable 10/15/23 @ 100(a)(b)	2,000	1,969
		162,248
Total Collateralized Loan Obligations (Cost $163,974)		162,248

Collateralized Mortgage Obligations (11.1%)
Commercial MBS (11.1%):
AOA Mortgage Trust, Series 2021-1177, Class B, 6.51% (TSFR1M+129bps), 10/15/38(a)(b)	3,000	2,699
AOA Mortgage Trust, Series 2021-1177, Class D, 7.16% (TSFR1M+194bps), 10/15/38(a)(b)	10,600	9,311
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class C, 3.60%, 5/15/53, Callable 5/15/30 @ 100(a)(c)	1,500	1,178
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class B, 2.56%, 6/15/54, Callable 7/15/31 @ 100(a)(c)	3,200	2,410
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class D, 7.07% (TSFR1M+185bps), 9/15/32(a)(b)	3,585	3,535
Aventura Mall Trust, Series 2018-AVM, Class A, 4.11%, 7/5/40(a)(c)	1,450	1,319
Aventura Mall Trust, Series 2018-AVM, Class C, 4.11%, 7/5/40(a)(c)	1,310	1,127
Aventura Mall Trust, Series 2018-AVM, Class D, 4.11%, 7/5/40(a)(c)	12,860	10,478

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Core Plus Intermediate Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class D, 3.60% (LIBOR01M+105bps), 4/14/33, Callable 4/14/25 @ 100(a)(b)	$7,485	$6,657
BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC, Class C, 3.03%, 1/15/32(a)	5,000	3,292
BANK, Series 2017-BNK4, Class AS, 3.78%, 5/15/50, Callable 4/15/27 @ 100	5,000	4,543
BBCMS Mortgage Trust, Series 2022-C16, Class AS, 4.60%, 6/15/55, Callable 6/15/32 @ 100(c)	1,622	1,464
BBCMS Mortgage Trust, Series 2020-BID, Class C, 8.98% (TSFR1M+375bps), 10/15/37(a)(b)	7,750	6,856
BBCMS Mortgage Trust, Series 2020-BID, Class D, 9.97% (TSFR1M+474bps), 10/15/37(a)(b)	14,600	12,484
BBCRE Trust, Series 2015-GTP, Class A, 3.97%, 8/10/33, Callable 5/10/25 @ 100(a)	5,935	5,508
Benchmark Mortgage Trust, Series 2021-B25, Class 300D, 2.99%, 4/15/54, Callable 4/15/31 @ 100(a)(c)	2,417	1,385
Benchmark Mortgage Trust, Series 2022-B36, Class XA, 0.64%, 7/15/55, Callable 6/15/32 @ 100(c)(d)	40,630	1,905
Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.35%, 12/15/62, Callable 11/15/29 @ 100	5,000	4,223
BPR Trust, Series 2021-TY, Class D, 7.69% (TSFR1M+246bps), 9/15/38(a)(b)	5,688	5,291
BPR Trust, Series 2022-OANA, Class D, 8.92% (TSFR1M+370bps), 4/15/37(a)(b)	9,500	9,305
BPR Trust, Series 2021-TY, Class B, 6.49% (TSFR1M+126bps), 9/15/38(a)(b)	750	701
BPR Trust, Series 2022-STAR, Class A, 8.45% (TSFR1M+323bps), 8/15/24(a)(b)	2,804	2,806
BPR Trust, Series 2022-OANA, Class A, 7.12% (TSFR1M+190bps), 4/15/37(a)(b)	4,500	4,403
BX Commercial Mortgage Trust, Series 2022-CSMO, Class C, 9.11% (TSFR1M+389bps), 6/15/27(a)(b)	15,000	14,957
BX Commercial Mortgage Trust, Series 2022-CSMO, Class D, 9.56% (TSFR1M+434bps), 6/15/27(a)(b)	7,000	6,962
BX Commercial Mortgage Trust, Series 2019-XL, Class B, 6.42% (TSFR1M+119bps), 10/15/36(a)(b)	7,766	7,711
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 6.79% (TSFR1M+156bps), 10/15/36(a)(b)	3,400	3,362
BX Commercial Mortgage Trust, Series 2019-XL, Class C, 6.59% (TSFR1M+136bps), 10/15/36(a)(b)	7,367	7,302
BX Commercial Mortgage Trust, Series 2020-VIV4, Class X, 0.70%, 11/10/42, Callable 9/9/29 @ 100(a)(c)(d)	144,200	5,475
BX Mortgage Trust, Series 2021-PAC, Class B, 6.24% (TSFR1M+101bps), 10/15/36(a)(b)	3,250	3,133
BX Trust, Series 2022-CLS, Class B, 6.30%, 10/13/27(a)	3,000	2,794
BX Trust, Series 2022-CLS, Class C, 6.79%, 10/13/27(a)	2,500	2,365
BXP Trust, Series 2021-601L, Class C, 2.78%, 1/15/44(a)(c)	3,750	2,451
BXP Trust, Series 2021-601L, Class B, 2.78%, 1/15/44(a)(c)	5,545	3,909
BXP Trust, Series 2021-601L, Class D, 2.78%, 1/15/44(a)(c)	5,750	3,439
CAMB Commercial Mortgage Trust, Series 2021-CX2, Class A, 2.70%, 11/10/46, Callable 11/10/31 @ 100(a)	2,500	1,993
Citigroup Commercial Mortgage Trust, Series 2020-555, Class B, 2.83%, 12/10/41(a)	4,000	3,135
Citigroup Commercial Mortgage Trust, Series 2020-555, Class D, 3.23%, 12/10/41(a)	5,000	3,625
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class D, 4.74%, 1/10/36(a)(c)	1,250	1,245
COMM Mortgage Trust, Series 2013-CCRE11, Class AM, 4.72%, 8/10/50, Callable 10/10/23 @ 100(c)	1,441	1,436

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Core Plus Intermediate Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.29%, 7/10/50, Callable 6/10/25 @ 100(c)	$3,399	$3,099
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100(a)	13,000	10,205
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100(a)(c)	11,600	10,830
COMM Mortgage Trust, Series 2020-CBM, Class A2, 2.90%, 2/10/37, Callable 2/10/25 @ 100(a)	2,660	2,503
COMM Mortgage Trust, Series 2020-CBM, Class C, 3.40%, 2/10/37, Callable 2/10/25 @ 100(a)	9,700	8,951
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 6/10/25 @ 100(c)	3,000	2,871
CSMC, Series 2019-UVIL, Class A, 3.16%, 12/15/41(a)	1,950	1,638
CSMC Trust, Series 2020-WEST, Class A, 3.04%, 2/15/35, Callable 2/15/30 @ 100(a)	2,500	1,848
CSMC Trust, Series 2019-UVIL, Class C, 3.28%, 12/15/41(a)(c)	5,000	3,954
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100(a)	5,000	2,228
DBJPM Mortgage Trust, Series 2016-SFC, Class B, 3.24%, 8/10/36, Callable 8/10/26 @ 100(a)	2,500	1,045
Extended Stay America Trust, Series 2021-ESH, Class D, 7.59% (TSFR1M+236bps), 7/15/38(a)(b)	4,324	4,219
GS Mortgage Securities Corp. Trust, Series 2020-UPTN, Class B, 2.95%, 2/10/37, Callable 2/10/25 @ 100(a)	1,735	1,565
GS Mortgage Securities Corp. Trust, Series 2022-SHIP, Class C, 7.14% (TSFR1M+192bps), 8/15/36(a)(b)	1,000	994
GS Mortgage Securities Corp. Trust, Series 2022-SHIP, Class D, 6.83% (TSFR1M+161bps), 8/15/36(a)(b)	1,000	982
GS Mortgage Securities Trust, Series 2019-GSA1, Class AS, 3.34%, 11/10/52, Callable 11/10/29 @ 100	5,000	4,204
GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.05%, 11/10/52, Callable 11/10/29 @ 100	4,000	3,473
Hilton USA Trust, Series 2016-HHV, Class C, 4.19%, 11/5/38(a)(c)	824	765
Hilton USA Trust, Series 2016-HHV, Class B, 4.19%, 11/5/38(a)(c)	4,650	4,363
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37(a)	7,924	7,403
Hudson Yards Mortgage Trust, Series 2019-30HY, Class A, 3.23%, 7/10/39(a)	1,245	1,073
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26 @ 100(a)	8,135	7,328
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.44%, 7/10/39(a)(c)	4,947	3,857
Hudson Yards Mortgage Trust, Series 2019-55HY, Class A, 2.94%, 12/10/41(a)(c)	6,960	5,865
Hudson Yards Mortgage Trust, Series 2019-55HY, Class D, 2.94%, 12/10/41(a)(c)	5,672	4,290
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class C, 8.71% (TSFR1M+349bps), 10/15/39(a)(b)	1,900	1,896
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class A, 3.82%, 3/15/32(a)(c)	2,500	1,977
Jackson Park Trust, Series 2019-LIC, Class A, 2.77%, 10/14/39(a)	5,000	4,179
Jackson Park Trust, Series 2019-LIC, Class C, 3.13%, 10/14/39(a)(c)	5,000	4,029
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.11%, 12/15/47, Callable 12/15/24 @ 100(c)	1,891	1,665
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class C, 3.75%, 6/5/39, Callable 6/5/29 @ 100(a)(c)	2,436	2,032
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A, 3.40%, 6/5/39, Callable 6/5/29 @ 100(a)	5,000	4,300
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class XA, 0.09%, 1/5/40(a)(c)(d)	226,300	861

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Core Plus Intermediate Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class D, 3.78%, 6/5/39, Callable 6/5/29 @ 100(a)(c)	$2,000	$1,612
KNDL Mortgage Trust, Series 2019-KNSQ, Class B, 6.37% (TSFR1M+115bps), 5/15/36(a)(b)	2,250	2,233
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 7.22% (TSFR1M+200bps), 5/15/36(a)(b)	2,500	2,465
Life Mortgage Trust, Series 2022-BMR2, Class C, 7.31% (TSFR1M+209bps), 5/15/39, Callable 5/15/24 @ 100(a)(b)	2,250	2,183
Manhattan West, Series 2020-1MW, Class D, 2.33%, 9/10/39(a)(c)	4,250	3,449
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 9/10/39(a)	6,500	5,553
Manhattan West Mortgage Trust, Series 2020-1MW, Class C, 2.33%, 9/10/39(a)(c)	5,000	4,150
MHC Commercial Mortgage Trust, Series MHC, Class D, 6.94% (LIBOR01M+172bps), 4/15/38(a)(b)	2,000	1,953
MHC Trust, Series 2021-MHC2, Class D, 6.84% (TSFR1M+161bps), 5/15/38(a)(b)	1,900	1,848
MHP, Series 2022-MHIL, Class D, 6.83% (TSFR1M+161bps), 1/15/27(a)(b)	2,429	2,324
Morgan Stanley Capital I Trust, Series 2021-PLZA, Class C, 2.81%, 11/9/43(a)	2,750	1,279
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class C, 7.62% (TSFR1M+239bps), 3/15/39(a)(b)	3,000	2,929
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/54(a)	12,912	10,500
One New York Plaza Trust, Series 2020-1NYP, Class A, 6.29% (TSFR1M+106bps), 1/15/36(a)(b)	2,625	2,497
ONE PARK Mortgage Trust, Series 2021-PARK, Class D, 6.84% (LIBOR01M+161bps), 3/15/36(a)(b)	5,000	4,577
SCOTT Trust, Series 2023-SFS, Class AS, 6.20%, 3/15/40(a)	2,357	2,294
SLG Office Trust, Series 2021-OVA, Class C, 2.85%, 7/15/41(a)	4,000	3,067
SLG Office Trust, Series 2021-OVA, Class B, 2.71%, 7/15/41(a)	4,000	3,135
SMRT, Series 2022-MINI, Class E, 7.92% (TSFR1M+270bps), 1/15/39(a)(b)	2,000	1,889
SREIT Trust, Series 2021-MFP2, Class D, 6.91% (TSFR1M+168bps), 11/15/36(a)(b)	1,000	964
SUMIT Mortgage Trust, Series 2022-BVUE, Class D, 2.89%, 2/12/41, Callable 2/12/29 @ 100(a)(c)	1,636	1,102
TTAN, Series 2021-MHC, Class D, 7.09% (TSFR1M+186bps), 3/15/38(a)(b)	1,569	1,527
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.50%, 9/15/57, Callable 10/15/25 @ 100(c)	2,000	1,843
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class B, 4.22%, 12/15/48, Callable 11/15/25 @ 100(c)	5,000	4,533
Wells Fargo Commercial Mortgage Trust, Series 2018-AUS, Class A, 4.06%, 8/17/36(a)(c)	4,200	3,787
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class AS, 3.11%, 6/15/53, Callable 4/15/30 @ 100	2,000	1,654
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class AS, 3.97%, 12/15/48, Callable 11/15/25 @ 100	3,500	3,235
		377,248
Private CMO FLT (0.0%):(j)
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class B1, 6.11% (TSFR1M+86bps), 7/19/35, Callable 8/19/23 @ 100(b)	637	628
Total Collateralized Mortgage Obligations (Cost $434,655)		377,876

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Core Plus Intermediate Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Preferred Stocks (0.5%)
Consumer Staples (0.3%):
CHS, Inc., cumulative redeemable, Series 2, 7.10% (US0003M+430bps)(b)(e)	400,000	$10,140

Financials (0.2%):
Citigroup Capital XIII, 12.00% (TSFR3M+663bps), 10/30/40(b)	87,500	2,536
U.S. Bancorp, non-cumulative, Series A, 6.59% (TSFR3M+128bps)(b)(e)	5,000	3,870
		6,406
Total Preferred Stocks (Cost $15,932)		16,546

Senior Secured Loans (1.5%)
Financials (0.6%):
AI Aqua Merger Sub, Inc., 8.94% (SOFR01M+375bps), 7/30/28(b)	$993	979
AssuredPartners, Inc., 9.35% (SOFR01M+425bps), 2/13/27(b)	496	496
AssuredPartners, Inc., 2021 Term Loan, First Lien, 8.60% (SOFR01M+350bps), 2/13/27(b)	1,414	1,405
Blackstone CQP Holdco LP, Initial Term Loans, First Lien, 8.69% (LIBOR01M+350bps), 6/4/28(b)	980	979
Central Parent, Inc., Initial Term Loan, First Lien, 9.49% (SOFR03M+425bps), 7/6/29(b)	1,741	1,741
Delta 2 Lux S A R L, 8.10% (SOFR01M+300bps), 1/15/30(b)	1,500	1,500
Directv Financing LLC, Closing Date Term Loans, First Lien, 10.10% (SOFR01M+500bps), 8/2/27(b)	2,375	2,358
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 9.10% (SOFR01M+400bps), 1/27/29(b)	484	478
HUB International Ltd., 9.07% (SOFR03M+400bps), 11/10/29(b)(f)	373	374
Hyperion Refinance Sarl, 9.10% (SOFR01M+400bps), 4/18/30(b)	499	497
IRB Holding Corp., Term Loan B, First Lien, 8.10% (SOFR01M+300bps), 12/15/27(b)	740	736
Medline Borrower LP, Initial Dollar Term Loans, First Lien, 8.35% (SOFR01M+325bps), 10/21/28(b)	213	210
Mileage Plus Holdings LLC, Initial Term Loan, First Lien, 10.76% (LIBOR03M+525bps), 6/20/27(b)	7,642	7,961
Oculus Acquisition Corp., Initial Term Loan, First Lien, 8.80% (SOFR03M+350bps), 11/8/27(b)	832	830
OEG Borrower LLC, Initial Term Loans, First Lien, 10.22% (SOFR03M+500bps), 6/16/29(b)	496	495
Polaris Newco LLC, Dollar Term Loan, First Lien, 9.54% (LIBOR03M+400bps), 6/4/28(b)	238	225
Sophia LP, Term Loan B, First Lien, 9.04% (LIBOR03M+350bps), 10/7/27(b)	975	969
Sunshine Luxembourg VII Sarl, Facility B3 Commitments, First Lien, 8.99% (SOFR03M+375bps), 10/2/26(b)	178	177
Whatabrands LLC, Initial Term B Loans, First Lien, 8.35% (SOFR01M+325bps), 8/3/28(b)	1,179	1,173
Whitewater Whistler Holdings LLC, 8.49% (SOFR03M+325bps), 2/15/30(b)	500	500
		24,083
Information Technology (0.2%):
Open Text Corp., 8.60% (SOFR01M+350bps), 1/31/30(b)	995	996
Proofpoint, Inc., Initial Term Loans, First Lien, 8.35% (SOFR01M+325bps), 8/31/28(b)	1,478	1,454
UKG, Inc., Incremental Term Loans, First Lien, 8.52% (SOFR03M+325bps), 5/3/26(b)	1,471	1,462
		3,912

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Core Plus Intermediate Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Consumer Discretionary (0.4%):
Academy Ltd., Refinancing Term Loans, First Lien, 8.94% (LIBOR01M+375bps), 11/6/27(b)	$240	$241
Alterra Mountain Co., Facility 2028 Term Loan B, First Lien, 8.69% (LIBOR01M+350bps), 8/17/28(b)	433	432
Aramark Services, Inc., 7.60% (SOFR01M+250bps), 6/14/30(b)(f)	469	467
Carnival Corp., 8.35% (SOFR01M+325bps), 10/18/28(b)	495	493
ClubCorp Holdings, Inc., Term B Loans, First Lien, 8.29% (LIBOR03M+275bps), 9/18/24(b)	2	2
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien, 9.08% (SOFR03M+375bps), 10/20/27(b)	3,589	3,728
Great Outdoors Group LLC, Term B1, First Lien, 8.94% (LIBOR01M+375bps), 3/5/28(b)	1,459	1,453
Hilton Grand Vacations Borrower LLC, Initial Term Loan, First Lien, 8.10% (SOFR01M+300bps), 8/2/28(b)	74	74
Petco Health & Wellness Co., Inc., Initial Term Loans, First Lien, 8.49% (SOFR03M+325bps), 3/4/28(b)	1,403	1,397
Scientific Games International, Inc., Initial Term B Loans, First Lien, 8.20% (SOFR01M+300bps), 4/14/29(b)	985	982
Sotheby's, 2021 2nd Refin Term Loan, First Lien, 9.81% (SOFR03M+450bps), 1/15/27(b)	1,170	1,139
Topgolf Callaway Brands Corp., 8.60% (SOFR01M+350bps), 3/16/30(b)	1,995	1,990
Travel+Leisure Co., 9.25% (SOFR03M+400bps), 12/14/29(b)	995	994
		13,392
Industrials (0.1%):
Berlin Packaging LLC, Tranche B-4 Term Loans, First Lien, 8.49% (SOFR03M+325bps), 3/11/28(b)	39	38
Berlin Packaging LLC, Tranche B-4 Term Loans, First Lien, 8.49% (SOFR01M+325bps), 3/11/28	450	443
Foundation Building Materials, Initial Term Loans, First Lien, 8.52% (LIBOR03M+325bps), 1/29/28(b)	490	484
Graham Packaging Co., Inc., New Term Loans, First Lien, 8.10% (SOFR01M+300bps), 8/4/27(b)	455	454
Janus International Group LLC, 7/25/30(g)	1,400	1,396
Pactiv Evergreen Group Holdings, Inc., Tranche B-3 US Term Loans, First Lien, 8.35% (SOFR01M+325bps), 9/24/28(b)	982	980
TricorBraun Holdings, Inc., Closing Date Initial Term Loans, First Lien, 8.35% (SOFR01M+325bps), 3/3/28(b)	1,470	1,451
		5,246
Consumer Staples (0.1%):
Alliance Laundry Systems LLC, 8.80% (SOFR01M+350bps), 10/8/27(b)	32	32
Alliance Laundry Systems LLC, 8.80% (SOFR03M+350bps), 10/8/27	1,709	1,705
Kronos Acquisition Holdings, Inc., Tranche B-1 Term Loans, First Lien, 8.99% (SOFR03M+375bps), 12/22/26(b)	4	4
		1,741
Health Care (0.1%):
Bausch + Lomb Corp., Initial Term Loans, First Lien, 8.49% (SOFR03M+325bps), 5/10/27(b)	3,470	3,386

Communication Services (0.0%):(j)
Cincinnati Bell, Inc., Term B2, First Lien, 8.35% (SOFR01M+325bps), 11/23/28(b)	493	469
Total Senior Secured Loans (Cost $51,445)		52,229

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Core Plus Intermediate Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (23.6%)
Communication Services (1.3%):
AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	$2,500	$2,255
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 2/1/31, Callable 7/1/25 @ 102.13(a)	1,000	821
4.25%, 1/15/34, Callable 1/15/28 @ 102.13(a)	3,919	3,009
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 4/1/38, Callable 10/1/37 @ 100	2,500	2,142
5.25%, 4/1/53, Callable 10/1/52 @ 100	3,000	2,425
Comcast Corp., 3.20%, 7/15/36, Callable 1/15/36 @ 100	750	617
DISH Network Corp., 11.75%, 11/15/27, Callable 5/15/25 @ 105.88(a)	6,137	6,177
Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38(a)	6,340	4,463
Lamar Media Corp., 3.63%, 1/15/31, Callable 1/15/26 @ 101.81	259	220
Sprint Spectrum Co. LLC, 5.15%, 3/20/28, Callable 3/20/27 @ 100(a)	2,743	2,716
T-Mobile USA, Inc., 3.50%, 4/15/31, Callable 4/15/26 @ 101.75	6,638	5,843
Verizon Communications, Inc.
2.55%, 3/21/31, Callable 12/21/30 @ 100	3,831	3,177
2.88%, 11/20/50, Callable 5/20/50 @ 100	4,250	2,702
Warnermedia Holdings, Inc.
4.28%, 3/15/32, Callable 12/15/31 @ 100	3,000	2,658
5.14%, 3/15/52, Callable 9/15/51 @ 100	2,900	2,350
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 2/1/29, Callable 2/1/24 @ 101.94(a)(h)	1,250	1,075
		42,650

Consumer Discretionary (1.3%):
AutoNation, Inc.
2.40%, 8/1/31, Callable 5/1/31 @ 100	2,161	1,658
3.85%, 3/1/32, Callable 12/1/31 @ 100	1,523	1,289
Boston Medical Center Corp., 3.91%, 7/1/28	3,000	2,757
Caesars Entertainment, Inc., 7.00%, 2/15/30, Callable 2/15/26 @ 103.5(a)	1,419	1,433
Choice Hotels International, Inc., 3.70%, 1/15/31, Callable 10/15/30 @ 100	4,000	3,455
Churchill Downs, Inc., 4.75%, 1/15/28, Callable 9/5/23 @ 102.38(a)	150	139
ERAC USA Finance LLC, 4.90%, 5/1/33, Callable 2/1/33 @ 100(a)	2,808	2,764
Hilton Domestic Operating Co., Inc., 3.63%, 2/15/32, Callable 8/15/26 @ 101.81(a)	30	25
Kohl's Corp., 4.63%, 5/1/31, Callable 2/1/31 @ 100	2,500	1,841
Lithia Motors, Inc.
3.88%, 6/1/29, Callable 6/1/24 @ 101.94(a)	3,439	2,962
4.38%, 1/15/31, Callable 10/15/25 @ 102.19(a)	1,750	1,504
LKQ Corp., 6.25%, 6/15/33, Callable 3/15/33 @ 100(a)	2,042	2,055
Marriott International, Inc., 2.75%, 10/15/33, Callable 7/15/33 @ 100	1,625	1,290
NVR, Inc., 3.00%, 5/15/30, Callable 11/15/29 @ 100	1,437	1,244
PulteGroup, Inc., 6.00%, 2/15/35	1,385	1,418

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Core Plus Intermediate Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(a)	$8,400	$6,602
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a)	3,500	2,905
Sotheby's, 7.38%, 10/15/27, Callable 8/14/23 @ 103.69(a)	4,125	3,652
Tractor Supply Co., 1.75%, 11/1/30, Callable 8/1/30 @ 100	1,576	1,246
Vanderbilt University Medical Center, 4.17%, 7/1/37, Callable 1/1/37 @ 100	1,445	1,206
Volkswagen Group of America Finance LLC, 3.75%, 5/13/30(a)(h)	4,000	3,635
		45,080
Consumer Staples (1.2%):
7-Eleven, Inc.
1.80%, 2/10/31, Callable 11/10/30 @ 100(a)	1,625	1,282
2.80%, 2/10/51, Callable 8/2/50 @ 100(a)	14,805	9,296
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.88%, 2/15/30, Callable 2/15/25 @ 103.66(a)	1,150	1,058
BAT Capital Corp., 7.75%, 10/19/32, Callable 7/19/32 @ 100	500	553
Dollar General Corp.
5.00%, 11/1/32, Callable 8/1/32 @ 100	3,046	2,955
5.45%, 7/5/33, Callable 4/5/33 @ 100(h)	3,905	3,881
Dollar Tree, Inc., 2.65%, 12/1/31, Callable 9/1/31 @ 100(h)	2,500	2,050
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.50%, 1/15/30, Callable 1/15/25 @ 102.75(a)	1,283	1,241
3.75%, 12/1/31, Callable 12/1/26 @ 101.88(a)	2,717	2,295
3.63%, 1/15/32, Callable 1/15/27 @ 101.81(a)	500	412
6.50%, 12/1/52, Callable 6/1/52 @ 100(a)	2,377	2,327
Kellogg Co., 5.25%, 3/1/33, Callable 12/1/32 @ 100	2,804	2,818
Kraft Heinz Foods Co., 5.00%, 6/4/42	4,000	3,739
Pilgrim's Pride Corp.
3.50%, 3/1/32, Callable 9/1/26 @ 101.75	2,000	1,616
6.25%, 7/1/33, Callable 4/1/33 @ 100	2,000	1,986
Post Holdings, Inc., 4.50%, 9/15/31, Callable 9/15/26 @ 102.25(a)	85	72
Smithfield Foods, Inc., 2.63%, 9/13/31, Callable 6/13/31 @ 100(a)	1,960	1,443
Walgreens Boots Alliance, Inc., 4.10%, 4/15/50, Callable 10/15/49 @ 100(h)	2,658	1,893
		40,917
Energy (1.0%):
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100(a)	4,727	3,945
Cheniere Energy, Inc., 4.63%, 10/15/28, Callable 10/15/23 @ 102.31	500	471
Gray Oak Pipeline LLC, 3.45%, 10/15/27, Callable 8/15/27 @ 100(a)	3,333	2,986
Helmerich & Payne, Inc., 2.90%, 9/29/31, Callable 6/29/31 @ 100	2,500	2,036
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32, Callable 5/15/27 @ 103.13(a)	1,000	911
Magellan Midstream Partners LP, 5.15%, 10/15/43, Callable 4/15/43 @ 100	6,905	5,974
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100(a)	6,125	5,660
Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	4,455	4,247

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Core Plus Intermediate Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Venture Global Calcasieu Pass LLC, 3.88%, 11/1/33, Callable 5/1/33 @ 100(a)	$1,880	$1,526
Viper Energy Partners LP, 5.38%, 11/1/27, Callable 9/5/23 @ 102.69(a)	5,500	5,309
		33,065
Financials (8.1%):
Aon Corp./Aon Global Holdings PLC, 5.35%, 2/28/33, Callable 11/28/32 @ 100	3,038	3,063
Assurant, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100	3,000	2,249
Athene Global Funding, 2.67%, 6/7/31(a)	6,000	4,643
Bank of America Corp.
2.30% (SOFR+122bps), 7/21/32, Callable 7/21/31 @ 100(b)	4,000	3,195
2.48% (H15T5Y+120bps), 9/21/36, Callable 9/21/31 @ 100(b)	4,750	3,638
BankUnited, Inc., 5.13%, 6/11/30, Callable 3/11/30 @ 100	2,000	1,627
Blackstone Holdings Finance Co. LLC, 6.20%, 4/22/33, Callable 1/22/33 @ 100(a)	2,375	2,463
Blackstone Private Credit Fund, 2.63%, 12/15/26, Callable 11/15/26 @ 100	4,058	3,481
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100(a)	12,100	9,283
Brookfield Capital Finance LLC, 6.09%, 6/14/33, Callable 3/14/33 @ 100	3,046	3,090
Brown & Brown, Inc., 4.20%, 3/17/32, Callable 12/17/31 @ 100	3,888	3,515
Capital One Financial Corp., 2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100(b)	5,000	3,621
Citizens Bank NA
4.12% (SOFR+140bps), 5/23/25, Callable 5/23/24 @ 100(b)	4,136	3,981
6.06% (SOFR+145bps), 10/24/25, Callable 10/24/24 @ 100(b)	1,750	1,696
Citizens Financial Group, Inc., 2.64%, 9/30/32, Callable 7/2/32 @ 100	3,000	2,222
Compeer Financial FLCA/Compeer Financial PCA, 3.38% (SOFR+197bps), 6/1/36, Callable 6/1/31 @ 100(a)(b)	978	688
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100	1,000	951
Fidelity National Information Services, Inc., 5.10%, 7/15/32, Callable 4/15/32 @ 100(h)	5,000	4,959
Fifth Third Bancorp
4.50% (H15T5Y+422bps), Callable 9/30/25 @ 100(b)(e)	5,088	4,655
4.34% (SOFR+166bps), 4/25/33, Callable 4/25/32 @ 100(b)	6,881	6,193
First Citizens BancShares, Inc., 3.38% (TSFR3M+247bps), 3/15/30, Callable 3/15/25 @ 100(b)	1,500	1,377
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100(h)	3,000	2,703
Fiserv, Inc.
5.60%, 3/2/33, Callable 12/2/32 @ 100	3,250	3,305
4.40%, 7/1/49, Callable 1/1/49 @ 100	3,500	2,935
Ford Motor Credit Co. LLC
2.90%, 2/10/29, Callable 12/10/28 @ 100	2,000	1,671
7.35%, 3/6/30, Callable 1/6/30 @ 100(h)	3,000	3,105
Global Atlantic Fin Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100(a)	6,472	5,480
Global Payments, Inc., 4.15%, 8/15/49, Callable 2/15/49 @ 100	4,000	3,004
Gray Escrow II, Inc., 5.38%, 11/15/31, Callable 11/15/26 @ 102.69(a)	1,000	691
HUB International Ltd., 7.25%, 6/15/30, Callable 6/15/26 @ 103.63(a)	469	479

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Core Plus Intermediate Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Huntington Bancshares, Inc., 2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100(b)	$3,898	$2,939
JPMorgan Chase & Co.
2.96% (TSFR3M+252bps), 5/13/31, Callable 5/13/30 @ 100(b)	8,973	7,710
5.72% (SOFR+258bps), 9/14/33, Callable 9/14/32 @ 100(b)	3,000	3,043
KeyBank NA
3.90%, 4/13/29	3,000	2,437
4.90%, 8/8/32	4,403	3,733
KeyCorp Capital II, 6.88%, 3/17/29	750	680
KeyCorp.
3.88% (SOFR+125bps), 5/23/25, Callable 5/23/24 @ 100, MTN(b)	500	471
4.79% (SOFR+206bps), 6/1/33, Callable 6/1/32 @ 100, MTN(b)	4,842	4,307
Main Street Capital Corp., 3.00%, 7/14/26, Callable 6/14/26 @ 100	3,000	2,681
Medline Borrower LP, 3.88%, 4/1/29, Callable 10/1/24 @ 101.94(a)	250	219
MetLife, Inc., 9.25%, 4/8/38, Callable 4/8/33 @ 100(a)	7,936	9,191
Morgan Stanley
1.93% (SOFR+102bps), 4/28/32, Callable 4/28/31 @ 100, MTN(b)	5,000	3,906
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100(b)	22,175	16,910
Neptune Bidco US, Inc., 9.29%, 4/15/29, Callable 10/15/25 @ 104.65(a)	2,935	2,700
New York Community Bancorp, Inc., 5.90% (TSFR3M+304bps), 11/6/28, Callable 11/6/23 @ 100(b)	4,000	3,757
New York Life Global Funding, 1.85%, 8/1/31(a)	7,750	6,102
Northern Trust Corp., 6.13%, 11/2/32, Callable 8/2/32 @ 100	2,750	2,866
OWL Rock Core Income Corp.
5.50%, 3/21/25(a)	4,000	3,878
3.13%, 9/23/26, Callable 8/23/26 @ 100	750	657
4.70%, 2/8/27, Callable 1/8/27 @ 100	1,875	1,709
7.75%, 9/16/27, Callable 8/16/27 @ 100(a)	1,818	1,814
Penske Truck Leasing Co. LP/PTL Finance Corp., 6.20%, 6/15/30, Callable 4/15/30 @ 100(a)	2,811	2,840
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100(a)	1,750	1,610
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100(b)(e)(h)	5,036	4,839
Santander Holdings USA, Inc., 4.40%, 7/13/27, Callable 4/14/27 @ 100	3,318	3,159
The Bank of New York Mellon Corp., 4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(b)(e)	6,683	6,536
The Charles Schwab Corp.
5.38% (H15T5Y+497bps), Callable 6/1/25 @ 100(b)(e)	15,861	15,516
5.85% (SOFR+250bps), 5/19/34, Callable 5/19/33 @ 100(b)	4,685	4,822
The PNC Financial Services Group, Inc., 4.63% (SOFR+185bps), 6/6/33, Callable 6/6/32 @ 100(b)	9,443	8,663
Truist Financial Corp.
4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100(b)(e)	6,809	6,436
5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100(b)(e)	6,419	5,719
U.S. Bancorp
4.97% (SOFR+211bps), 7/22/33, Callable 7/22/32 @ 100(b)	10,609	9,788
4.84% (SOFR+160bps), 2/1/34, Callable 2/1/33 @ 100(b)(h)	3,000	2,820

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Core Plus Intermediate Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Wells Fargo & Co., 5.90%, Callable 6/15/24 @ 100(e)	$17,784	$17,561
Willis North America, Inc.
2.95%, 9/15/29, Callable 6/15/29 @ 100	1,475	1,282
5.35%, 5/15/33, Callable 2/15/33 @ 100	9,366	9,115
		276,379
Health Care (1.8%):
Alcon Finance Corp., 5.75%, 12/6/52, Callable 6/6/52 @ 100(a)	2,750	2,872
Bayer U.S. Finance II LLC, 4.63%, 6/25/38, Callable 12/25/37 @ 100(a)	5,000	4,353
Bio-Rad Laboratories, Inc., 3.70%, 3/15/32, Callable 12/15/31 @ 100	1,625	1,427
Bon Secours Charity Health System, Inc., 5.25%, 11/1/25	5,000	4,898
Centene Corp., 2.50%, 3/1/31, Callable 12/1/30 @ 100	14,965	11,978
CHS/Community Health System, Inc., 4.75%, 2/15/31, Callable 2/15/26 @ 102.38(a)	1,000	758
CVS Health Corp., 5.63%, 2/21/53, Callable 8/21/52 @ 100	3,000	2,949
CVS Pass-Through Trust, 5.93%, 1/10/34(a)	6,352	6,200
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	2,695	2,335
Eastern Maine Healthcare Systems, 3.71%, 7/1/26	8,525	8,077
GE HealthCare Technologies, Inc., 5.91%, 11/22/32, Callable 8/22/32 @ 100	5,000	5,196
HCA, Inc.
3.50%, 9/1/30, Callable 3/1/30 @ 100	4,545	3,996
5.90%, 6/1/53, Callable 12/1/52 @ 100	1,400	1,374
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100	500	407
Prestige Brands, Inc., 3.75%, 4/1/31, Callable 4/1/26 @ 101.88(a)	941	790
Tenet Healthcare Corp., 4.25%, 6/1/29, Callable 6/1/24 @ 102.13	200	179
Universal Health Services, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100	3,604	2,834
		60,623
Industrials (4.1%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	3,250	2,608
Air Lease Corp.
3.13%, 12/1/30, Callable 9/1/30 @ 100	2,500	2,093
2.88%, 1/15/32, Callable 10/15/31 @ 100	2,000	1,610
Alaska Airlines Pass Through Trust
8.00%, 8/15/25(a)	2,777	2,796
4.80%, 8/15/27(a)	4,824	4,663
American Airlines Pass Through Trust
4.95%, 2/15/25	1,340	1,299
4.00%, 7/15/25	3,905	3,654
3.70%, 10/15/25	4,672	4,408
3.60%, 10/15/29	1,459	1,253
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(a)	3,304	3,203
Ashtead Capital, Inc.
2.45%, 8/12/31, Callable 5/12/31 @ 100(a)	2,833	2,240
5.50%, 8/11/32, Callable 5/11/32 @ 100(a)	2,000	1,936

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Core Plus Intermediate Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Aviation Capital Group LLC, 5.50%, 12/15/24, Callable 11/15/24 @ 100(a)	$3,000	$2,948
British Airways Pass Through Trust
4.63%, 6/20/24(a)	4,534	4,480
3.35%, 6/15/29(a)	1,679	1,462
CDI Escrow Issuer, Inc., 5.75%, 4/1/30, Callable 4/1/25 @ 102.88(a)	1,000	929
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100(a)	10,468	8,756
Delta Air Lines Pass Through Trust, 2.50%, 6/10/28	4,009	3,530
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a)	595	576
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100	3,433	2,679
Hawaiian Airlines Pass Through Certificates, 3.90%, 1/15/26	4,964	4,474
HEICO Corp., 5.35%, 8/1/33, Callable 5/1/33 @ 100	4,695	4,674
JetBlue Pass Through Trust, 7.75%, 11/15/28(h)	3,696	3,717
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100	2,110	2,015
L3harris Technologies, Inc., 5.60%, 7/31/53, Callable 1/31/53 @ 100	4,700	4,795
Lincoln Center for the Performing Arts, Inc., 3.71%, 12/1/35, Callable 9/1/35 @ 100	1,475	1,277
Pentair Finance Sarl, 5.90%, 7/15/32, Callable 4/15/32 @ 100	250	257
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100(a)	2,954	2,943
Southwest Airlines Co., 2.63%, 2/10/30, Callable 11/10/29 @ 100	2,653	2,270
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25, Callable 9/20/23 @ 104(a)	4,025	4,063
The Boeing Co.
5.15%, 5/1/30, Callable 2/1/30 @ 100	2,500	2,480
5.81%, 5/1/50, Callable 11/1/49 @ 100	15,243	15,334
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100	4,556	4,088
U.S. Airways Pass Through Trust
7.13%, 10/22/23	885	885
3.95%, 11/15/25	4,110	3,854
United Airlines Pass Through Trust
4.15%, 4/11/24	5,586	5,495
4.30%, 8/15/25	2,891	2,788
3.50%, 5/1/28	3,275	2,948
XPO Escrow Sub LLC, 7.50%, 11/15/27, Callable 11/15/24 @ 103.75(a)	3,000	3,103
XPO, Inc., 6.25%, 6/1/28, Callable 6/1/25 @ 103.13(a)	9,082	9,000
		137,583
Information Technology (1.0%):
Broadcom, Inc.
2.60%, 2/15/33, Callable 11/15/32 @ 100(a)	5,000	3,893
3.42%, 4/15/33, Callable 1/15/33 @ 100(a)	5,000	4,180
Micron Technology, Inc., 2.70%, 4/15/32, Callable 1/15/32 @ 100	2,000	1,589
Open Text Holdings, Inc., 4.13%, 12/1/31, Callable 12/1/26 @ 102.06(a)	1,097	911
Oracle Corp.
3.85%, 7/15/36, Callable 1/15/36 @ 100	3,613	3,029
3.60%, 4/1/50, Callable 10/1/49 @ 100(h)	3,500	2,490

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Core Plus Intermediate Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69(a)	$6,000	$4,942
Seagate HDD Cayman
8.50%, 7/15/31, Callable 7/15/26 @ 104.25(a)	1,960	2,052
9.63%, 12/1/32, Callable 12/1/27 @ 104.81(a)	1,348	1,493
ServiceNow, Inc., 1.40%, 9/1/30, Callable 6/1/30 @ 100	2,000	1,585
Teledyne Technologies, Inc., 2.75%, 4/1/31, Callable 1/1/31 @ 100	500	420
Trimble, Inc., 6.10%, 3/15/33, Callable 12/15/32 @ 100	2,804	2,847
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100	5,679	4,178
Workday, Inc., 3.80%, 4/1/32, Callable 1/1/32 @ 100	1,875	1,683
		35,292
Materials (1.0%):
Amcor Finance USA, Inc., 5.63%, 5/26/33, Callable 2/26/33 @ 100	4,259	4,251
Amcor Flexibles North America, Inc., 2.69%, 5/25/31, Callable 2/25/31 @ 100	3,663	3,006
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100	6,732	5,727
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100	490	382
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100	3,533	2,898
LYB International Finance III LLC, 3.38%, 10/1/40, Callable 4/1/40 @ 100	4,808	3,556
Reliance Steel & Aluminum Co., 2.15%, 8/15/30, Callable 5/15/30 @ 100	1,300	1,061
The Dow Chemical Co., 6.90%, 5/15/53, Callable 11/15/52 @ 100	894	1,012
Vulcan Materials Co.
3.50%, 6/1/30, Callable 3/1/30 @ 100	8,590	7,770
4.50%, 6/15/47, Callable 12/15/46 @ 100	5,596	4,932
		34,595
Real Estate (2.3%):
Alexandria Real Estate Equities, Inc.
1.88%, 2/1/33, Callable 11/1/32 @ 100	3,000	2,207
5.15%, 4/15/53, Callable 10/15/52 @ 100	3,000	2,764
American Tower Trust #1, 5.49%, 3/15/28, Callable 3/15/27 @ 100(a)	3,740	3,743
Boston Properties LP, 2.45%, 10/1/33, Callable 7/1/33 @ 100	14,411	10,426
CBRE Services, Inc.
2.50%, 4/1/31, Callable 1/1/31 @ 100	6,000	4,839
5.95%, 8/15/34, Callable 5/15/34 @ 100	4,692	4,735
Crown Castle, Inc., 2.90%, 4/1/41, Callable 10/1/40 @ 100	4,522	3,112
Federal Realty Investment Trust, 3.50%, 6/1/30, Callable 3/1/30 @ 100	3,000	2,625
GLP Capital LP/GLP Financing II, Inc.
4.00%, 1/15/30, Callable 10/15/29 @ 100	3,726	3,251
3.25%, 1/15/32, Callable 10/15/31 @ 100	2,850	2,331
Healthpeak Properties, Inc., 2.88%, 1/15/31, Callable 10/15/30 @ 100	250	212
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	4,143	3,542
Keenan Development Associates of Tennessee LLC (INS - XL Capital Assurance), 5.02%, 7/15/28(a)	231	220
Kilroy Realty LP
2.50%, 11/15/32, Callable 8/15/32 @ 100	4,500	3,151
2.65%, 11/15/33, Callable 8/15/33 @ 100	7,612	5,276

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Core Plus Intermediate Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
RHP Hotel Properties LP/RHP Finance Corp.
7.25%, 7/15/28, Callable 7/15/25 @ 103.63(a)	$469	$477
4.50%, 2/15/29, Callable 2/15/24 @ 102.25(a)	75	67
SBA Tower Trust
2.84%, 1/15/25, Callable 1/15/24 @ 100(a)	2,337	2,226
2.33%, 1/15/28, Callable 7/15/26 @ 100(a)	3,000	2,581
6.60%, 1/15/28, Callable 1/15/27 @ 100(a)	2,947	2,989
2.59%, 10/15/31(a)	5,000	3,958
Simon Property Group LP
2.25%, 1/15/32, Callable 10/15/31 @ 100	250	196
5.85%, 3/8/53, Callable 9/3/52 @ 100	1,381	1,392
The Howard Hughes Corp., 4.38%, 2/1/31, Callable 2/1/26 @ 102.19(a)	500	413
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06(a)	12,472	11,061
Vornado Realty LP, 3.40%, 6/1/31, Callable 3/1/31 @ 100	2,000	1,483
		79,277
Utilities (0.5%):
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(a)	733	569
Entergy Corp., 2.40%, 6/15/31, Callable 3/5/31 @ 100	1,625	1,311
NRG Energy, Inc.
2.45%, 12/2/27, Callable 10/2/27 @ 100(a)	1,050	891
4.45%, 6/15/29, Callable 3/15/29 @ 100(a)	2,926	2,602
7.00%, 3/15/33, Callable 12/15/32 @ 100(a)	5,136	5,140
Vistra Operations Co. LLC
3.70%, 1/30/27, Callable 11/30/26 @ 100(a)	4,645	4,286
4.30%, 7/15/29, Callable 4/15/29 @ 100(a)	2,997	2,672
		17,471
Total Corporate Bonds (Cost $845,603)		802,932

Yankee Dollars (5.1%)
Communication Services (0.1%):
Rogers Communications, Inc.
3.80%, 3/15/32, Callable 12/15/31 @ 100	3,500	3,038
4.55%, 3/15/52, Callable 9/15/51 @ 100	1,750	1,384
		4,422
Consumer Discretionary (0.3%):
GENM Capital Labuan Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100(a)	5,000	4,088
IHO Verwaltungs GmbH, 6.38%, 5/15/29, Callable 5/15/24 @ 103.19(a)(i)	2,077	1,936
Nissan Motor Co. Ltd., 4.81%, 9/17/30, Callable 6/17/30 @ 100(a)	4,653	4,191
		10,215

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Core Plus Intermediate Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Consumer Staples (0.2%):
Bacardi Ltd./Bacardi-Martini BV, 5.40%, 6/15/33, Callable 3/15/33 @ 100(a)	$2,812	$2,787
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100(a)	3,000	2,379
		5,166
Energy (0.2%):
Enbridge, Inc., 5.75% (H15T5Y+531bps), 7/15/80, Callable 4/15/30 @ 100(b)	3,000	2,743
Harbour Energy PLC, 5.50%, 10/15/26, Callable 10/15/23 @ 102.75(a)	1,000	932
Petroleos Mexicanos, 10.00%, 2/7/33, Callable 11/7/32 @ 100(a)	1,000	924
Var Energi ASA, 7.50%, 1/15/28, Callable 12/15/27 @ 100(a)	3,333	3,467
		8,066
Financials (2.7%):
Avolon Holdings Funding Ltd., 2.75%, 2/21/28, Callable 12/21/27 @ 100(a)	2,810	2,405
Banco Santander SA
2.96%, 3/25/31(h)	3,000	2,490
6.92%, 8/8/33(f)	3,130	3,130
Bank of Montreal, 3.09% (H15T5Y+140bps), 1/10/37, Callable 1/10/32 @ 100(b)	3,000	2,351
Barclays PLC
7.75% (USSW5+484bps), Callable 9/15/23 @ 100(b)(e)	4,702	4,708
3.56% (H15T5Y+290bps), 9/23/35, Callable 9/23/30 @ 100(b)	5,000	4,021
BBVA Bancomer SA, 8.45%, 6/29/38, Callable 6/29/33 @ 100(a)	1,759	1,792
BNP Paribas, 2.87% (SOFR+139bps), 4/19/32, Callable 4/19/31 @ 100(a)(b)	1,000	826
BP Capital Markets PLC
4.88% (H15T5Y+440bps), Callable 3/22/30 @ 100(b)(e)	5,000	4,649
4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100(b)(e)	7,250	6,984
Brookfield Finance I UK PLC/Brookfield Finance, Inc., 2.34%, 1/30/32, Callable 10/30/31 @ 100(h)	2,127	1,660
Credit Suisse AG, 6.50%, 8/8/23(a)	6,695	6,668
Credit Suisse Group AG
2.19% (SOFR+204bps), 6/5/26, Callable 6/5/25 @ 100(a)(b)	5,500	5,098
3.09% (SOFR+173bps), 5/14/32, Callable 5/14/31 @ 100(a)(b)	4,000	3,300
Deutsche Bank AG, 3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100(b)	10,500	7,989
HSBC Holdings PLC
8.11% (SOFR+425bps), 11/3/33, Callable 11/3/32 @ 100(b)	1,200	1,329
6.80%, 6/1/38	4,000	4,052
JAB Holdings BV, 3.75%, 5/28/51, Callable 11/28/50 @ 100(a)	3,350	2,245
Lloyds Banking Group PLC
3.57% (US0003M+121bps), 11/7/28, Callable 11/7/27 @ 100(b)	2,000	1,824
7.95% (H15T1Y+375bps), 11/15/33, Callable 8/15/32 @ 100(b)	1,818	1,984
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100(a)(b)	5,850	4,491
Mizuho Financial Group, Inc., 2.56%, 9/13/31	3,000	2,349
Nationwide Building Society, 4.00%, 9/14/26(a)	2,118	1,964
Natwest Group PLC, 3.07% (H15T1Y+255bps), 5/22/28, Callable 5/22/27 @ 100(b)	1,500	1,354
nVent Finance Sarl, 5.65%, 5/15/33, Callable 2/15/33 @ 100	4,680	4,594

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Core Plus Intermediate Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Santander UK Group Holdings PLC, 2.90% (SOFR+148bps), 3/15/32, Callable 3/15/31 @ 100(b)	$2,000	$1,624
Societe Generale SA
6.22% (H15T1Y+320bps), 6/15/33, Callable 6/15/32 @ 100(a)(b)	3,000	2,846
4.03% (H15T1Y+190bps), 1/21/43, Callable 1/21/42 @ 100(a)(b)	1,250	851
Standard Chartered PLC, 4.87% (USISDA05+197bps), 3/15/33, Callable 3/15/28 @ 100(a)(b)	2,000	1,833
Westpac Banking Corp., 4.11% (H15T5Y+200bps), 7/24/34, Callable 7/24/29 @ 100(b)	2,000	1,752
		93,163
Health Care (0.1%):
STERIS Irish FinCo Unlimited Co., 2.70%, 3/15/31, Callable 12/15/30 @ 100	1,750	1,462

Industrials (0.7%):
Air Canada Pass Through Trust
4.13%, 5/15/25(a)	9,574	9,059
3.75%, 12/15/27(a)	3,975	3,683
Aircastle Ltd., 6.50%, 7/18/28, Callable 6/18/28 @ 100(a)	2,818	2,822
Avolon Holdings Funding Ltd.
5.50%, 1/15/26, Callable 12/15/25 @ 100(a)	3,000	2,912
3.25%, 2/15/27, Callable 12/15/26 @ 100(a)	2,550	2,290
Ferguson Finance PLC, 4.65%, 4/20/32, Callable 1/20/32 @ 100(a)	250	235
Sydney Airport Finance Co. Pty Ltd., 3.63%, 4/28/26, Callable 1/28/26 @ 100(a)	2,000	1,903
		22,904
Information Technology (0.2%):
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%, 2/15/32, Callable 11/15/31 @ 100	250	203
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a)	2,179	2,228
SK Hynix, Inc., 6.50%, 1/17/33(a)(h)	3,036	3,101
		5,532
Materials (0.2%):
ArcelorMittal SA, 6.80%, 11/29/32, Callable 8/29/32 @ 100	3,000	3,097
Freeport Indonesia PT, 5.32%, 4/14/32, Callable 1/1/32 @ 100(a)	2,000	1,895
INEOS Finance PLC, 6.75%, 5/15/28, Callable 2/15/25 @ 103.38(a)(h)	2,000	1,907
Yara International ASA, 7.38%, 11/14/32, Callable 8/14/32 @ 100(a)	450	485
		7,384
Real Estate (0.4%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @ 100(a)	17,800	14,009
Total Yankee Dollars (Cost $181,198)		172,323

Municipal Bonds (1.6%)
Alabama (0.0%):(j)
City of Trussville AL, GO, Series B, 1.78%, 10/1/31, Continuously Callable @100	1,000	783

Arizona (0.1%):
City of Phoenix Civic Improvement Corp. Revenue, 1.84%, 7/1/31, Continuously Callable @100	1,000	799

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Core Plus Intermediate Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Arizona (0.1%):
City of Phoenix Civic Improvement Corp. Revenue, 1.84%, 7/1/31, Continuously Callable @100	$1,000	$799
The University of Arizona Revenue, Series A, 1.82%, 6/1/30	3,070	2,541
		3,340
District of Columbia (0.1%):
District of Columbia Revenue
2.25%,4/1/27	800	720
2.68%,4/1/31	1,500	1,257
		1,977
Florida (0.1%):
City of Gainesville Florida Revenue, 2.04%, 10/1/30	2,500	2,018
County of Miami-Dade Florida Aviation Revenue, Series B, 2.61%, 10/1/32, Continuously Callable @100	1,000	817
		2,835
Illinois (0.1%):
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series B, 3.10%, 12/1/30	750	664
Illinois Finance Authority Revenue, 5.45%, 8/1/38	1,500	1,350
		2,014
Indiana (0.1%):
Indiana Finance Authority Revenue
Series B, 3.08% , 9/15/27	1,130	1,006
Series B, 3.18% , 9/15/28	1,000	874
		1,880
Louisiana (0.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series A, 4.48%, 8/1/39	2,245	2,101
Louisiana Public Facilities Authority Revenue, 2.28%, 6/1/30	1,750	1,451
		3,552
Maryland (0.3%):
Maryland Economic Development Corp. Revenue
Series B, 4.05% , 6/1/27	2,295	2,098
Series B, 4.15% , 6/1/28	2,390	2,153
Series B, 4.25% , 6/1/29	2,490	2,217
Series B, 4.35% , 6/1/30	1,330	1,173
Series B, 4.40% , 6/1/31	1,385	1,209
		8,850
Massachusetts (0.0%):(j)
Massachusetts State College Building Authority Revenue, Series A, 1.80%, 5/1/29	5	4

New Jersey (0.2%):
City of Atlantic, GO
Series A, 4.23% , 9/1/25	2,525	2,413
Series A, 4.29% , 9/1/26	2,410	2,275
New Jersey Economic Development Authority Revenue, Series C, 5.71%, 6/15/30	2,500	2,573
South Jersey Transportation Authority Revenue, Series B, 3.12%, 11/1/26	450	414
		7,675
New York (0.2%):
Metropolitan Transportation Authority Revenue, Build America Bond, Series E, 6.73%, 11/15/30	5,000	5,178
New York City IDA Revenue
2.34%, 1/1/35	1,000	731
2.44%, 1/1/36	1,250	896
		6,805
Oklahoma (0.0%):(j)
The University of Oklahoma Revenue, Series C, 2.45%, 7/1/32, Continuously Callable @100	1,200	970

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Core Plus Intermediate Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Pennsylvania (0.2%):
City of Philadelphia PA Water & Wastewater Revenue, Series B, 1.73%, 11/1/28	$1,000	$854
City of Philadelphia, GO, Series A, 2.71%, 7/15/29	1,000	885
City of Pittsburgh PA, GO
Series B, 1.62% , 9/1/29	1,570	1,314
Series B, 1.80% , 9/1/31, Continuously Callable @100	1,200	966
Pennsylvania Economic Development Financing Authority Revenue
2.62%, 3/1/29	1,855	1,631
Series B, 3.20% , 11/15/27	1,000	911
Public Parking Authority of Pittsburgh Revenue, 2.23%, 12/1/28	730	615
		7,176
Tennessee (0.0%):(j)
Metropolitan Government Nashville & Davidson County Sports Authority Revenue, Series C, 2.45%, 8/1/32, Continuously Callable @100	1,500	1,226

Texas (0.1%):
Central Texas Regional Mobility Authority Revenue, Series C, 2.19%, 1/1/29	855	743
Harris County Cultural Education Facilities Finance Corp. Revenue, 2.79%, 11/15/29	1,385	1,186
Tarrant County Cultural Education Facilities Finance Corp. Revenue, 2.41%, 9/1/31, Continuously Callable @100	1,000	801
Uptown Development Authority Tax Allocation, Series B, 2.68%, 9/1/32, Continuously Callable @100	400	317
Waco Educational Finance Corp. Revenue, 1.79%, 3/1/29	1,500	1,254
		4,301
Total Municipal Bonds (Cost $60,488)		53,388

U.S. Government Agency Mortgages (7.0%)
Federal Home Loan Mortgage Corporation
5.50%, 4/1/36 - 6/1/53	6,569	6,529
4.50%, 11/1/42 - 10/1/52	12,791	12,282
5.00%, 12/1/42 - 6/1/53	36,255	35,501
4.00%, 1/1/43	3,684	3,487
3.00%, 1/1/52 - 5/1/52	6,988	6,136
3.50%, 7/1/52	5,100	4,624
		68,559
Federal National Mortgage Association
Series 2017-M7, Class A2, 2.96%, 2/25/27(c)	2,117	1,987
2.50%, 7/1/27 - 10/1/50	9,648	8,585
5.00%, 12/1/37 - 4/1/53	20,884	20,536
4.00%, 4/1/38 - 9/1/52	32,593	30,728
3.50%, 12/1/42 - 6/1/52	30,402	27,883
3.00%, 12/1/51	3,954	3,467
4.50%, 6/1/52 - 9/1/52	21,445	20,537
5.50%, 6/1/52 - 10/1/52	9,044	8,984
6.00%, 7/1/52	5,766	5,801
		128,508
Government National Mortgage Association
3.50%, 6/20/52	3,043	2,775
4.50%, 9/20/52 - 5/20/53	13,928	13,403
5.00%, 2/20/53	6,241	6,116
5.50%, 4/20/53 - 7/20/53	11,722	11,678
6.00%, 7/20/53	6,570	6,604
		40,576
		237,643
Total U.S. Government Agency Mortgages (Cost $249,135)		237,643

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Core Plus Intermediate Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Treasury Obligations (23.4%)
U.S. Treasury Bonds
1.13%, 5/15/40	$80,000	$50,738
2.38%, 2/15/42	107,000	81,621
3.25%, 5/15/42	28,000	24,487
2.50%, 2/15/45	26,000	19,663
3.38%, 11/15/48	10,000	8,792
1.25%, 5/15/50	10,000	5,453
2.88%, 5/15/52	40,000	32,206
3.63%, 2/15/53	14,987	13,982
U.S. Treasury Notes
4.00%, 2/28/30	2,237	2,223
0.63%, 8/15/30	72,500	57,479
0.88%, 11/15/30	48,300	38,904
1.13%, 2/15/31	60,000	49,059
1.88%, 2/15/32	143,000	121,438
2.75%, 8/15/32	145,000	131,633
4.13%, 11/15/32	7,600	7,687
3.50%, 2/15/33	61,632	59,398
3.38%, 5/15/33(h)	95,596	91,160
Total U.S. Treasury Obligations (Cost $882,557)		795,923

Commercial Paper (2.6%)(k)
Information Technology (1.0%):
Jabil, Inc.
6.10%, 8/1/23(a)	9,500	9,498
6.11%, 8/2/23(a)	4,000	3,999
6.12%, 8/3/23(a)	10,000	9,995
6.13%, 8/4/23(a)	9,600	9,594
		33,086
Financials (0.2%):
Brookfield Corp. Treasury, 5.51%, 8/2/23(a)	6,500	6,498

Consumer Staples (0.3%):
Walgreens Boots Alliance, Inc., 5.99%, 8/1/23(a)	9,700	9,698

Energy (0.7%):
Canadian Natural Resources Ltd.
5.97%, 8/2/23(a)	5,000	4,998
6.01%, 8/9/23(a)	8,000	7,988
6.00%, 8/10/23(a)	10,000	9,984
		22,970
Industrials (0.2%):
Global Payments, Inc., 5.96%, 8/1/23	5,000	4,999
Quanta Services, Inc., 5.75%, 8/3/23(a)	5,000	4,998
		9,997
Utilities (0.2%):
The AES Corp., 6.21%, 8/9/23(a)	5,600	5,591
Total Commercial Paper (Cost $87,854)		87,840

Collateral for Securities Loaned (1.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(l)	13,258,569	13,259
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22%(l)	13,258,569	13,258
Invesco Government & Agency Portfolio, Institutional Shares, 5.22%(l)	13,258,569	13,258

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Core Plus Intermediate Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.24%(l)	13,258,569	$13,259
Total Collateral for Securities Loaned (Cost $53,034)		53,034
Total Investments (Cost $3,698,128) — 101.5%		3,451,765
Liabilities in excess of other assets — (1.5)%		(51,311)
NET ASSETS - 100.00%		$3,400,454

At July 31, 2023, the Fund's investments in foreign securities were 11.5% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2023, the fair value of these securities was $1,530,494 thousands and amounted to 45.0% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of July 31, 2023.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at July 31, 2023.
(d)	Security is interest only.
(e)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(g)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(h)	All or a portion of this security is on loan.
(i)	Up to 7.13% of the coupon may be PIK.
(j)	Amount represents less than 0.05% of net assets.
(k)	Rate represents the effective yield at July 31, 2023.
(l)	Rate disclosed is the daily yield on July 31, 2023.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
H15T1Y—1 Year Treasury Constant Maturity Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
H15T10Y— 10 Year Treasury Constant Maturity Rate
IDA—Industrial Development Authority
LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of July 31, 2023, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of July 31, 2023, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PIK—Payment in-kind
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
SOFR01M—1 Month SOFR, rate disclosed as of July 31, 2023.
SOFR03M—3 Month SOFR, rate disclosed as of July 31, 2023.
TSFR—Term SOFR
TSFR1M—1 month Term SOFR, rate disclosed as of July 31, 2023.
TSFR3M—3 month Term SOFR, rate disclosed as of July 31, 2023.
US0003M—3 Month US Dollar LIBOR, rate disclosed as of July 31, 2023, based on the last reset date of the security
USISDA05—5 Year ICE Swap Rate, rate disclosed as of July 31, 2023.
USSW5—USD 5 Year Swap Rate, rate disclosed as of July 31, 2023.

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Core Plus Intermediate Bond Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note Futures	730	9/20/23	$83,472,478	$81,326,563	$(2,145,915)
5-Year U.S. Treasury Note Futures	178	9/29/23	19,438,587	19,014,016	(424,571)
U.S. Long Bond Futures	750	9/20/23	95,517,152	93,328,125	(2,189,027)
					$(4,759,513)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(4,759,513)
	Total net unrealized appreciation (depreciation)				$(4,759,513)

Victory Portfolios III	Schedule of Portfolio Investments
Victory High Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (2.3%)
ABS Card (0.6%):
Evergreen Credit Card Trust, Series 2022-CRT2, Class C, 7.44%, 11/15/26(a)	$3,000	$2,980
Evergreen Credit Card Trust, Series 2022-CRT1, Class C, 6.19%, 7/15/26(a)	3,000	2,949
		5,929
ABS Auto (1.1%):
Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class C, 6.85%, 4/20/28(a)	2,000	1,973
Chesapeake Funding II LLC, Series 2023-1A, Class D, 6.69%, 5/15/35, Callable 12/15/27 @ 100(a)	375	371
Ford Credit Auto Owner Trust, Series 2023-1, Class D, 6.26%, 8/15/35, Callable 2/15/28 @ 100(a)	1,966	1,928
Hertz Vehicle Financing LLC, Series 2022-4A, Class B, 4.12%, 9/25/26, Callable 9/25/25 @ 100(a)	1,070	1,018
LAD Auto Receivables Trust, Series 2023-1A, Class D, 7.30%, 6/17/30, Callable 1/15/27 @ 100(a)	2,263	2,263
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class E, 8.68%, 8/16/32, Callable 2/15/26 @ 100(a)	1,644	1,628
United Auto Credit Securitization Trust, Series 2023-1, Class C, 6.28%, 7/10/28, Callable 3/10/26 @ 100(a)	2,500	2,470
		11,651
ABS Other (0.6%):
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49, Callable 11/19/23 @ 100(a)	2,024	1,846
SCF Equipment Leasing LLC, Series 2022-2A, Class D, 6.50%, 10/20/32, Callable 3/20/25 @ 100(a)	989	949
VB-S1 Issuer LLC, Series 2022-1A, Class F, 5.27%, 2/15/52, Callable 2/15/26 @ 100(a)	3,000	2,662
		5,457
Total Asset-Backed Securities (Cost $23,343)		23,037

Collateralized Loan Obligations (2.7%)
Cash Flow CLO (2.7%):
720 East CLO Ltd., Series 2022-1A, Class D, 11.48% (TSFR3M+615bps), 1/20/36, Callable 1/20/25 @ 100(a)(b)	9,500	9,315
720 East CLO Ltd., Series 2023-1A, Class E, 13.53% (TSFR3M+865bps), 4/15/36, Callable 4/15/25 @ 100(a)(b)	12,750	12,740
Barrow Hanley CLO I Ltd., Series 2023-1A, Class D, 11.03% (TSFR3M+616bps), 4/20/35, Callable 4/20/24 @ 100(a)(b)	3,700	3,698
Oaktree CLO Ltd., Series 2023-2A, CLASS: E, 14.03% (TSFR3M+865bps), 7/20/36, Callable 7/20/25 @ 100(a)(b)	1,500	1,501
		27,254
Total Collateralized Loan Obligations (Cost $26,976)		27,254

Collateralized Mortgage Obligations (0.6%)
Commercial MBS (0.6%):
Aventura Mall Trust, Series 2018-AVM, Class C, 4.11%, 7/5/40(a)(c)	3,000	2,581
BPR Trust, Series 2022-STAR, Class A, 8.45% (TSFR1M+323bps), 8/15/24(a)(b)	2,536	2,538
BXP Trust, Series 2021-601L, Class D, 2.78%, 1/15/44(a)(c)	2,000	1,197
		6,316

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory High Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Private CMO FLT (0.0%)(d)
CHL Mortgage Pass-Through Trust, Series 2004-25, Class 1A6, 6.37% (TSFR1M+107bps), 2/25/35, Callable 8/25/23 @ 100(b)	$472	$80
Total Collateralized Mortgage Obligations (Cost $6,770)		6,396

Common Stocks (0.3%)
Communication Services (0.0%):(d)
AT&T, Inc.	39,101	568

Energy (0.2%):
BP PLC, ADR	9,808	366
GenOn Energy, Inc.(e)	16,168	1,415
Sabine Oil & Gas Holdings, Inc.(e)(f)	2,824	—	(g)
Shell PLC, ADR	1,159	71
		1,852
Real Estate (0.1%):
Crown Castle, Inc.	6,253	677
Total Common Stocks (Cost $5,512)		3,097

Preferred Stocks (1.5%)
Communication Services (0.2%):
Qwest Corp., 6.50%, 9/1/56	135,286	1,959

Consumer Staples (0.4%):
CHS, Inc., cumulative redeemable, Series 1, 7.88%(h)	87,180	2,295
CHS, Inc., cumulative redeemable, Series 2, 7.10% (US0003M+430bps)(b)(h)	76,204	1,932
		4,227
Energy (0.6%):
NuStar Logistics LP, 12.30% (TSFR3M+700bps), 1/15/43(b)	237,747	6,245

Real Estate (0.3%):
Equity Residential, cumulative redeemable, Series K, 8.29%(h)	45,314	2,361
Prologis, Inc., cumulative redeemable, Series Q, 8.54%(h)	5,310	307
		2,668
Total Preferred Stocks (Cost $16,656)		15,099

Senior Secured Loans (7.2%)
Consumer Discretionary (2.5%):
Alterra Mountain Co., 8.85% (SOFR01M+375bps), 5/31/30(b)	$2,000	1,994
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 9.10% (SOFR01M+400bps), 1/27/29(b)	1,470	1,453
Great Outdoors Group LLC, Term B1, First Lien, 8.94% (LIBOR01M+375bps), 3/5/28(b)	1,985	1,977
Latam Airlines Group SA, s.Aintial Term Loan, First Lien, 14.80% (SOFR03M+950bps), 10/12/27(b)	2,985	3,052
Life Time, Inc., 2021 Refinancing Term Loan, First Lien, 9.54% (SOFR03M+450bps), 1/15/26(b)	8,000	8,023
Ontario Gaming Gta, 7/20/30(i)	1,000	1,000
Petco Health & Wellness Co., Inc., Initial Term Loans, First Lien, 8.49% (SOFR03M+325bps), 3/4/28(b)	478	476

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory High Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Polaris Newco LLC, Dollar Term Loan, First Lien, 9.54% (LIBOR03M+400bps), 6/4/28(b)	$1,228	$1,158
Staples, Inc., 2019 Refinancing New Term B-1 Loans, First Lien, 10.30% (LIBOR03M+500bps), 4/12/26(b)	1,995	1,709
The Michaels Cos., Inc., Term B Loans, First Lien, 9.75% (SOFR03M+425bps), 4/15/28(b)	1,990	1,831
Whatabrands LLC, Initial Term B Loans, First Lien, 8.35% (SOFR01M+325bps), 8/3/28(b)	1,091	1,085
Wok Holdings, Inc., Initial Term Loans, First Lien, 11.44% (LIBOR01M+625bps), 3/1/26(b)	1,883	1,784
		25,542
Materials (0.4%):
Arsenal Aic Parent LLC, 7/27/30(i)(j)	500	493
Nouryon USA LLC, 9.22% (SOFR03M+400bps), 4/3/28(b)(j)	1,000	996
Pregis TopCo LLC, Initial Term Loan, First Lien, 8.85% (SOFR01M+375bps), 7/25/26(b)	1,448	1,441
Windsor Holdings III LLC, 6/22/30(i)(j)	2,000	1,993
		4,923
Energy (0.0%)(d)
Quicksilver Resources, Inc., Loans, Second Lien, 6/21/19(f)(i)	3,914	6

Industrials (1.3%):
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien, 10.08% (SOFR03M+475bps), 4/20/28(b)	713	737
CNT Holdings I Corp., Second Lien Initial Term Loans, Second Lien, 12.05% (SOFR03M+675bps), 11/6/28(b)	2,500	2,450
Directv Financing LLC, Closing Date Term Loans, First Lien, 10.10% (SOFR01M+500bps), 8/2/27(b)	2,669	2,649
Indy US Bidco LLC, Fifth Amendment Incremental Term Loans, First Lien, 11.35% (SOFR01M+625bps), 3/5/28(b)	1,632	1,559
Indy US Bidco LLC, Term Loan B, First Lien, 3/5/28(i)	3,368	3,216
Mauser Packaging Solutions Holding Co., Initial Term Loan, First Lien, 9.14% (SOFR01M+400bps), 8/10/26(b)	998	996
Mileage Plus Holdings LLC, Initial Term Loan, First Lien, 10.76% (LIBOR03M+525bps), 6/20/27(b)	850	886
Trident TPI Holdings, Inc., Term Loans, First Lien, 9.74% (SOFR03M+450bps), 9/17/28(b)	500	498
		12,991
Financials (1.1%):
Clydesdale Acquisition Holdings, Inc., Term B Loans, First Lien, 9.38% (SOFR01M+418bps), 4/13/29(b)	990	980
Hub International Ltd., 6/20/30(i)(j)	2,200	2,208
Indicor LLCInitial Dollar, Term Loan, First Lien, 9.74% (SOFR03M+450bps), 11/22/29(b)	3,000	2,997
Lealand Finance Co. BV, Make Whole Term Loan, First Lien, 8.10% (SOFR01M+300bps), 6/30/24(b)	39	28
Lealand Finance Co. BV, Take-Back Term Loan, First Lien (3.00% PIK), 9.10% (SOFR01M+400bps), 6/30/25(b)	353	193
MoneyGram International, Inc., 10.78% (SOFR03M+550bps), 6/1/30(b)	1,000	899
Neptune Bidco US, Inc., Dollar Term B Loan, First Lien, 10.05% (SOFR03M+475bps), 10/11/28(b)	4,988	4,358
Rand Parent LLC, 9.49% (SOFR03M+425bps), 2/9/30(b)	499	478
Sunshine Luxembourg VII Sarl, Facility B3 Commitments, First Lien, 8.99% (SOFR03M+375bps), 10/2/26(b)	177	176
		12,317

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory High Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Health Care (0.4%):
Bausch + Lomb Corp., Initial Term Loans, First Lien, 8.49% (SOFR03M+325bps), 5/10/27(b)	$1,985	$1,937
Bausch Health Americas, Inc., Second Amendment Term Loan, First Lien, 10.50% (SOFR01M+525bps), 2/1/27(b)	1	1
Team Health Holdings, Inc., Facility Extending Term Loan B, First Lien, 10.35% (SOFR01M+525bps), 2/2/27(b)	2,419	1,650
		3,588
Information Technology (1.1%):
Central Parent, Inc., Initial Term Loan, First Lien, 9.49% (SOFR03M+425bps), 7/6/29(b)	1,990	1,990
Neptune Bidco US, Inc., Dollar Term B Loan, First Lien, 10.30% (SOFR03M+500bps), 4/11/29(b)(j)	2,993	2,645
TIBCO Software, Inc., Term A Loan, First Lien, 9.74% (SOFR03M+450bps), 9/30/28(b)	3,984	3,809
UKG Inc., 2021 Incremental Term Loan, Second Lien, 10.52% (SOFR03M+525bps), 5/3/27(b)	2,000	1,971
		10,415
Communication Services (0.4%):
Windstream Services LLC, 11.35% (SOFR01M+625bps), 9/21/27(b)	4,239	3,981
Total Senior Secured Loans (Cost $77,099)		73,763

Corporate Bonds (59.6%)
Communication Services (11.9%):
AMC Networks, Inc., 4.25%, 2/15/29, Callable 2/15/24 @ 102.13	4,000	2,225
Cable One, Inc., 4.00%, 11/15/30, Callable 11/15/25 @ 102(a)(k)	4,421	3,493
Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable 9/15/23 @ 102.81(a)	2,797	2,145
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 3/1/30, Callable 9/1/24 @ 102.38(a)	3,500	3,029
4.50%, 8/15/30, Callable 2/15/25 @ 102.25(a)	2,500	2,115
7.38%, 3/1/31, Callable 3/1/26 @ 103.69(a)(k)	1,875	1,861
4.50%, 6/1/33, Callable 6/1/27 @ 102.25(a)	5,000	3,960
4.25%, 1/15/34, Callable 1/15/28 @ 102.13(a)	4,000	3,071
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/27, Callable 9/5/23 @ 101.28(a)	3,750	3,445
7.50%, 6/1/29, Callable 6/1/24 @ 103.75(a)	1,000	792
CSC Holdings LLC
7.50%, 4/1/28, Callable 8/14/23 @ 103.75(a)(k)	3,000	1,858
11.25%, 5/15/28, Callable 5/15/25 @ 105.63(a)	2,500	2,472
6.50%, 2/1/29, Callable 2/1/24 @ 103.25(a)	2,000	1,699
5.75%, 1/15/30, Callable 1/15/25 @ 102.88(a)	5,500	2,851
4.13%, 12/1/30, Callable 12/1/25 @ 102.06(a)	3,000	2,169
5.00%, 11/15/31, Callable 11/15/26 @ 102.5(a)	2,500	1,265
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 9/5/23 @ 101.69(a)(k)	6,475	4,873
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, 8/15/27, Callable 9/5/23 @ 104.41(a)	4,000	3,611
DISH DBS Corp.
7.75%, 7/1/26	3,000	1,940
5.25%, 12/1/26, Callable 6/1/26 @ 100(a)	2,500	2,050

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory High Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
DISH Network Corp., 11.75%, 11/15/27, Callable 5/15/25 @ 105.88(a)	$14,250	$14,344
Embarq Corp., 8.00%, 6/1/36	1,000	567
Frontier Communications Holdings LLC
5.00%, 5/1/28, Callable 5/1/24 @ 102.5(a)	2,000	1,695
6.75%, 5/1/29, Callable 5/1/24 @ 103.38(a)	4,000	3,093
8.63%, 3/15/31, Callable 3/15/26 @ 104.31(a)	5,000	4,791
Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38(a)	5,500	3,871
iHeartCommunications, Inc.
6.38%, 5/1/26, Callable 8/21/23 @ 101.59	2,000	1,731
8.38%, 5/1/27, Callable 8/21/23 @ 102.09(k)	5,000	3,419
Lumen Technologies, Inc., 4.00%, 2/15/27, Callable 9/5/23 @ 102(a)	1,000	657
Match Group Holdings II LLC, 4.63%, 6/1/28, Callable 9/5/23 @ 102.31(a)	2,000	1,852
News Corp., 5.13%, 2/15/32, Callable 2/15/27 @ 102.56(a)	1,000	915
Nexstar Media, Inc.
5.63%, 7/15/27, Callable 8/14/23 @ 102.81(a)	3,000	2,824
4.75%, 11/1/28, Callable 11/1/23 @ 102.38(a)(k)	2,000	1,764
Radiate Holdco LLC/Radiate Finance, Inc.
4.50%, 9/15/26, Callable 9/15/23 @ 102.25(a)	2,000	1,625
6.50%, 9/15/28, Callable 9/15/23 @ 103.25(a)	1,000	605
Scripps Escrow II, Inc.
3.88%, 1/15/29, Callable 1/15/24 @ 101.94(a)	1,500	1,247
5.38%, 1/15/31, Callable 1/15/26 @ 102.69(a)(k)	3,483	2,652
Scripps Escrow, Inc., 5.88%, 7/15/27, Callable 9/5/23 @ 102.94(a)	4,000	3,341
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75(a)(k)	4,250	2,234
Sirius XM Radio, Inc.
4.13%, 7/1/30, Callable 7/1/25 @ 102.06(a)	4,000	3,294
3.88%, 9/1/31, Callable 9/1/26 @ 101.94(a)	2,000	1,566
TEGNA, Inc., 5.00%, 9/15/29, Callable 9/15/24 @ 102.5	2,500	2,228
Townsquare Media, Inc., 6.88%, 2/1/26, Callable 9/5/23 @ 103.44(a)	3,000	2,892
Univision Communications, Inc., 7.38%, 6/30/30, Callable 6/30/25 @ 103.69(a)	1,000	974
Urban One, Inc., 7.38%, 2/1/28, Callable 2/1/24 @ 103.69(a)	2,866	2,535
Zayo Group Holdings, Inc.
4.00%, 3/1/27, Callable 9/5/23 @ 100(a)	1,500	1,073
6.13%, 3/1/28, Callable 9/5/23 @ 103.06(a)	500	309
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 2/1/29, Callable 2/1/24 @ 101.94(a)(k)	2,000	1,720
		120,742
Consumer Discretionary (11.7%):
APX Group, Inc., 5.75%, 7/15/29, Callable 7/15/24 @ 102.88(a)	3,000	2,606
Asbury Automotive Group, Inc.
4.75%, 3/1/30, Callable 3/1/25 @ 102.38	1,500	1,324
5.00%, 2/15/32, Callable 11/15/26 @ 102.5(a)	3,000	2,617

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory High Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 4/1/30, Callable 4/1/25 @ 102.31(a)	$3,000	$2,569
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 3/1/29, Callable 3/1/24 @ 102.69(a)(k)	3,000	2,790
Bath & Body Works, Inc., 6.88%, 11/1/35	2,000	1,855
Beazer Homes USA, Inc., 7.25%, 10/15/29, Callable 10/15/24 @ 103.63	1,500	1,475
Boyd Gaming Corp., 4.75%, 6/15/31, Callable 6/15/26 @ 102.38(a)	1,000	895
Boyne USA, Inc., 4.75%, 5/15/29, Callable 5/15/24 @ 102.38(a)	2,015	1,838
Caesars Entertainment, Inc.
8.13%, 7/1/27, Callable 9/5/23 @ 104.06(a)	500	513
7.00%, 2/15/30, Callable 2/15/26 @ 103.5(a)	3,750	3,788
Carnival Corp.
5.75%, 3/1/27, Callable 12/1/26 @ 100(a)	5,000	4,624
9.88%, 8/1/27, Callable 2/1/24 @ 104.94(a)	2,500	2,609
6.00%, 5/1/29, Callable 11/1/24 @ 103(a)	3,500	3,143
Churchill Downs, Inc., 6.75%, 5/1/31, Callable 5/1/26 @ 103.38(a)	2,500	2,443
Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28, Callable 9/5/23 @ 104(a)	1,000	924
Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28, Callable 2/15/25 @ 104.88(a)	900	939
Everi Holdings, Inc., 5.00%, 7/15/29, Callable 7/15/24 @ 102.5(a)	1,000	886
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30, Callable 1/15/25 @ 103.38(a)	500	429
Ford Motor Co.
6.63%, 10/1/28(k)	4,000	4,120
4.75%, 1/15/43	2,000	1,565
Graham Packaging Co., Inc., 7.13%, 8/15/28, Callable 9/5/23 @ 103.56(a)	1,500	1,315
Group 1 Automotive, Inc., 4.00%, 8/15/28, Callable 9/5/23 @ 102(a)	1,000	882
Hanesbrands, Inc., 9.00%, 2/15/31, Callable 2/15/26 @ 104.5(a)(k)	1,500	1,534
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31, Callable 5/1/26 @ 102(a)	2,000	1,745
Kohl's Corp., 4.63%, 5/1/31, Callable 2/1/31 @ 100	1,500	1,104
Lindblad Expeditions Holdings, Inc., 9.00%, 5/15/28, Callable 5/15/25 @ 104.5(a)	3,000	3,093
Lindblad Expeditions LLC, 6.75%, 2/15/27, Callable 2/15/24 @ 103.38(a)	1,000	967
Lithia Motors, Inc.
3.88%, 6/1/29, Callable 6/1/24 @ 101.94(a)	10,000	8,612
4.38%, 1/15/31, Callable 10/15/25 @ 102.19(a)	2,000	1,719
M/I Homes, Inc., 4.95%, 2/1/28, Callable 8/21/23 @ 103.71	3,000	2,836
Macy's Retail Holdings LLC, 5.88%, 3/15/30, Callable 3/15/25 @ 102.94(a)(k)	2,000	1,805
Marriott Ownership Resorts, Inc., 4.50%, 6/15/29, Callable 6/15/24 @ 102.25(a)	1,000	866
MGM Resorts International, 4.75%, 10/15/28, Callable 7/15/28 @ 100	2,000	1,846
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88(a)	2,000	1,698
NCL Corp. Ltd., 5.88%, 3/15/26, Callable 12/15/25 @ 100(a)	8,500	8,049
NCL Corp., Ltd., 5.88%, 2/15/27, Callable 2/15/24 @ 102.94(a)	2,000	1,947

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory High Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Newell Brands, Inc., 5.87%, 4/1/36, Callable 10/1/35 @ 100	$3,000	$2,614
Nordstrom, Inc., 4.38%, 4/1/30, Callable 1/1/30 @ 100(k)	2,000	1,687
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 6.00%, 2/15/28, Callable 2/15/24 @ 103(a)(k)	3,000	2,390
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(a)	4,200	3,301
Royal Caribbean Cruises Ltd., 11.63%, 8/15/27, Callable 8/15/24 @ 105.81(a)	3,000	3,274
Scientific Games Holdings LP/Scientific Games US FinCo., Inc., 6.63%, 3/1/30, Callable 3/1/25 @ 103.31(a)	2,000	1,773
Scientific Games International, Inc., 7.25%, 11/15/29, Callable 11/15/24 @ 103.63(a)	2,000	1,999
Sotheby's, 7.38%, 10/15/27, Callable 8/14/23 @ 103.69(a)	9,500	8,411
Staples, Inc., 7.50%, 4/15/26, Callable 9/5/23 @ 101.88(a)	2,250	1,854
Taylor Morrison Communities, Inc., 5.75%, 1/15/28, Callable 10/15/27 @ 100(a)	1,000	974
The Gap, Inc., 3.63%, 10/1/29, Callable 10/1/24 @ 101.81(a)	2,000	1,490
The Michaels Cos., Inc., 5.25%, 5/1/28, Callable 11/1/23 @ 102.63(a)	1,500	1,275
Trident TPI Holdings, Inc., 12.75%, 12/31/28, Callable 12/31/25 @ 106.38(a)	1,000	1,061
USA Compression Partners LP/USA Compression Finance, 6.88%, 4/1/26, Callable 9/5/23 @ 101.72	500	495
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 9/15/28, Callable 9/15/23 @ 102.44(a)	2,085	1,880
ZF North America Capital, Inc., 7.13%, 4/14/30, Callable 2/14/30 @ 100(a)	1,000	1,029
		119,477
Consumer Staples (3.1%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.50%, 2/15/28, Callable 2/15/25 @ 103.25(a)	2,000	1,993
4.88%, 2/15/30, Callable 2/15/25 @ 103.66(a)	7,500	6,899
Edgewell Personal Care Co., 4.13%, 4/1/29, Callable 4/1/24 @ 102.06(a)	2,500	2,186
H-Food Holdings LLC/Hearthside Finance Co., Inc., 8.50%, 6/1/26, Callable 8/14/23 @ 100(a)	2,000	773
NBM US Holdings, Inc., 6.63%, 8/6/29, Callable 8/6/24 @ 103.31(a)	3,000	2,804
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 4/1/26, Callable 9/5/23 @ 103.56(a)	2,500	2,340
Performance Food Group, Inc., 4.25%, 8/1/29, Callable 8/1/24 @ 102.13(a)	2,500	2,217
Pilgrim's Pride Corp., 3.50%, 3/1/32, Callable 9/1/26 @ 101.75	1,000	808
Post Holdings, Inc.
5.50%, 12/15/29, Callable 12/15/24 @ 102.75(a)	2,500	2,321
4.63%, 4/15/30, Callable 4/15/25 @ 102.31(a)	3,000	2,645
Spectrum Brands, Inc., 3.88%, 3/15/31, Callable 3/15/26 @ 101.94(a)(k)	3,000	2,476
Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13(a)	2,000	1,700
U.S. Foods, Inc., 4.75%, 2/15/29, Callable 2/15/24 @ 102.38(a)	3,000	2,761
		31,923

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory High Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Energy (4.3%):
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25, Callable 9/5/23 @ 103.81(a)	$1,500	$1,511
Callon Petroleum Co.
8.25%, 7/15/25	3,000	3,000
8.00%, 8/1/28, Callable 8/1/24 @ 104(a)(k)	3,000	3,048
7.50%, 6/15/30, Callable 6/15/25 @ 103.75(a)(k)	500	485
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31, Callable 6/15/26 @ 102.75(a)	2,500	2,276
Crestwood Midstream Partners, LP/Crestwood Midstream Finance Corp., 8.00%, 4/1/29, Callable 4/1/24 @ 104(a)	1,000	1,018
Earthstone Energy Holdings LLC, 8.00%, 4/15/27, Callable 4/15/24 @ 106(a)	2,000	1,989
Encino Acquisition Partners Holdings LLC, 8.50%, 5/1/28, Callable 5/1/24 @ 104.25(a)	2,000	1,837
Energy Transfer LP, 7.13% (H15T5Y+531bps), Callable 5/15/30 @ 100(b)(h)	1,000	880
Enterprise TE Partners LP, 8.27% (US0003M+278bps), 6/1/67, Callable 9/5/23 @ 100(b)	3,000	2,795
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/1/28, Callable 11/1/23 @ 103.13(a)	7,000	6,700
6.25%, 4/15/32, Callable 5/15/27 @ 103.13(a)	1,000	911
PDC Energy, Inc., 5.75%, 5/15/26, Callable 9/5/23 @ 101.44	1,500	1,510
Petroleos Mexicanos, 6.63%, 6/15/35	2,000	1,410
SM Energy Co., 5.63%, 6/1/25, Callable 9/5/23 @ 100	3,000	2,946
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30, Callable 4/30/25 @ 102.25	2,000	1,777
Tallgrass Energy Partners LP/Tallgras Energy Finance Corp., 6.00%, 3/1/27, Callable 9/5/23 @ 103(a)	3,000	2,853
Talos Production, Inc., 12.00%, 1/15/26, Callable 8/21/23 @ 106	1,000	1,046
Venture Global LNG, Inc., 8.38%, 6/1/31, Callable 6/1/26 @ 104.19(a)	4,000	4,060
Vital Energy, Inc.
10.13%, 1/15/28, Callable 9/5/23 @ 107.59(k)	1,375	1,374
7.75%, 7/31/29, Callable 7/31/24 @ 103.88(a)	500	429
		43,855
Financials (7.5%):
AssuredPartners, Inc., 5.63%, 1/15/29, Callable 12/15/23 @ 102.81(a)	3,500	3,048
Blackstone Private Credit Fund
2.63%, 12/15/26, Callable 11/15/26 @ 100	4,000	3,431
3.25%, 3/15/27, Callable 2/15/27 @ 100	3,000	2,609
Capstone Borrower, Inc., 8.00%, 6/15/30, Callable 6/15/26 @ 104(a)	2,500	2,476
CEC Entertainment LLC, 6.75%, 5/1/26, Callable 9/5/23 @ 103.38(a)	866	832
Citizens Bank NA, 4.12% (SOFR+140bps), 5/23/25, Callable 5/23/24 @ 100(b)	794	764
Emerald Debt Merger Sub LLC, 6.63%, 12/15/30, Callable 6/15/26 @ 103.31(a)	3,000	2,986
Ford Motor Credit Co. LLC
3.38%, 11/13/25, Callable 10/13/25 @ 100	2,000	1,870
4.13%, 8/17/27, Callable 6/17/27 @ 100	4,750	4,347
5.11%, 5/3/29, Callable 2/3/29 @ 100	8,500	7,924
Gray Escrow II, Inc., 5.38%, 11/15/31, Callable 11/15/26 @ 102.69(a)	12,000	8,287
HUB International Ltd., 5.63%, 12/1/29, Callable 12/1/24 @ 102.81(a)	290	259
Hunt Cos., Inc., 5.25%, 4/15/29, Callable 4/15/24 @ 102.63(a)	2,928	2,337

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory High Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 8/15/28, Callable 8/15/24 @ 102.5(a)	$1,500	$1,281
LABL, Inc.
6.75%, 7/15/26, Callable 8/14/23 @ 101.69(a)	1,000	982
10.50%, 7/15/27, Callable 8/14/23 @ 102.63(a)	3,000	2,858
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29, Callable 6/15/24 @ 102.38(a)	1,000	843
Lehman Brothers Holdings, 5.75%, 4/25/11, MTN	1,000	2
Lehman Brothers Treasury Co. BV, MTN(h)(l)	1,447	3
Level 3 Financing, Inc., 4.25%, 7/1/28, Callable 9/5/23 @ 102.13(a)	2,000	1,415
Lions Gate Capital Holdings LLC, 5.50%, 4/15/29, Callable 4/15/24 @ 102.75(a)	3,500	2,393
Medline Borrower LP, 3.88%, 4/1/29, Callable 10/1/24 @ 101.94(a)	4,500	3,943
MetLife, Inc., 10.75%, 8/1/39, Callable 8/1/34 @ 100	1,000	1,299
Mobius Merger Sub, Inc., 9.00%, 6/1/30, Callable 6/1/26 @ 104.5(a)	3,500	3,181
Neptune Bidco US, Inc., 9.29%, 4/15/29, Callable 10/15/25 @ 104.65(a)	2,500	2,300
NFP Corp.
6.88%, 8/15/28, Callable 9/5/23 @ 103.44(a)	1,886	1,671
7.50%, 10/1/30, Callable 10/1/25 @ 103.75(a)	2,500	2,453
OneMain Finance Corp., 7.13%, 3/15/26	2,000	1,981
OWL Rock Core Income Corp., 5.50%, 3/21/25(a)	1,000	969
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 5/15/29, Callable 5/15/24 @ 102.44(a)	2,500	2,184
PRA Group, Inc., 8.38%, 2/1/28, Callable 2/1/25 @ 104.19(a)	3,333	3,055
Starwood Property Trust, Inc., 4.38%, 1/15/27, Callable 7/15/26 @ 100(a)	1,000	887
Summer BC Bidco B LLC, 5.50%, 10/31/26, Callable 9/5/23 @ 102.75(a)	2,000	1,711
		76,581
Health Care (3.2%):
AthenaHealth Group, Inc., 6.50%, 2/15/30, Callable 2/15/25 @ 103.25(a)(k)	2,500	2,119
Centene Corp., 4.63%, 12/15/29, Callable 12/15/24 @ 102.31	4,000	3,718
CHS/Community Health Systems, Inc.
8.00%, 3/15/26, Callable 9/5/23 @ 102(a)	3,324	3,266
5.25%, 5/15/30, Callable 5/15/25 @ 102.63(a)	2,000	1,600
DaVita, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88(a)	1,000	799
Eastern Maine Healthcare Systems, 5.02%, 7/1/36	3,000	2,821
Embecta Corp., 6.75%, 2/15/30, Callable 2/15/27 @ 101.69(a)	1,000	881
Encompass Health Corp., 4.63%, 4/1/31, Callable 4/1/26 @ 102.31	500	444
Global Medical Response, Inc., 6.50%, 10/1/25, Callable 9/5/23 @ 101.63(a)	3,000	1,785
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.13%, 4/30/31, Callable 4/30/26 @ 102.56(a)	3,000	2,543
Pediatrix Medical Group, Inc., 5.38%, 2/15/30, Callable 2/15/25 @ 102.69(a)(k)	500	455
Prestige Brands, Inc., 3.75%, 4/1/31, Callable 4/1/26 @ 101.88(a)	3,500	2,939
Select Medical Corp., 6.25%, 8/15/26, Callable 9/5/23 @ 102.08(a)	2,500	2,479
Tenet Healthcare Corp.
6.13%, 10/1/28, Callable 10/1/23 @ 103.06(k)	2,000	1,906
6.88%, 11/15/31	500	500
US Acute Care Solutions LLC, 6.38%, 3/1/26, Callable 9/5/23 @ 103.19(a)	5,000	4,371
		32,626

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory High Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Industrials (9.1%):
Allegiant Travel Co., 7.25%, 8/15/27, Callable 8/15/24 @ 103.63(a)	$2,500	$2,473
American Airlines Pass Through Trust, 3.70%, 10/15/25	1,408	1,328
American Airlines, Inc., 7.25%, 2/15/28, Callable 2/15/25 @ 103.63(a)	500	496
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(a)	5,150	4,992
BlueLinx Holdings, Inc., 6.00%, 11/15/29, Callable 11/15/24 @ 103(a)	1,000	902
Builders FirstSource, Inc., 4.25%, 2/1/32, Callable 8/1/26 @ 102.13(a)	1,100	955
BWX Technologies, Inc., 4.13%, 4/15/29, Callable 4/15/24 @ 102.06(a)	1,000	906
CDI Escrow Issuer, Inc., 5.75%, 4/1/30, Callable 4/1/25 @ 102.88(a)	3,000	2,787
Gates Global LLC/Gates Corp., 6.25%, 1/15/26, Callable 9/5/23 @ 101.56(a)	2,300	2,286
Griffon Corp., 5.75%, 3/1/28, Callable 9/5/23 @ 102.88	1,500	1,411
H&E Equipment Services, Inc., 3.88%, 12/15/28, Callable 12/15/23 @ 101.94(a)	2,000	1,755
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26, Callable 1/20/24 @ 102.88(a)	1,250	1,180
Howmet Aerospace, Inc., 5.95%, 2/1/37	1,000	1,015
JB Poindexter & Co., Inc., 7.13%, 4/15/26, Callable 9/5/23 @ 101.78(a)	7,500	7,401
NES Fircroft Bondco A/S, 11.75%, 9/29/26, Callable 9/29/24 @ 105.88(a)	5,000	5,161
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28, Callable 9/5/23 @ 103.13(a)	5,000	4,714
Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26 @ 104.25(a)(k)	5,000	4,699
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100(a)	2,686	2,676
Ritchie Bros Holdings, Inc., 7.75%, 3/15/31, Callable 3/15/26 @ 103.88(a)	1,000	1,046
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29, Callable 10/15/24 @ 102.19(a)	1,000	891
Spirit AeroSystems, Inc.
7.50%, 4/15/25, Callable 9/5/23 @ 101.88(a)	4,000	4,002
9.38%, 11/30/29, Callable 11/30/25 @ 104.69(a)	500	536
Spirit Airlines Pass Through Trust, 4.10%, 4/1/28	1,762	1,630
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.00%, 9/20/25, Callable 9/20/23 @ 104(a)	2,075	2,094
8.00%, 9/20/25, Callable 9/20/23 @ 104(a)	1,500	1,516
Standard Industries, Inc.
4.38%, 7/15/30, Callable 7/15/25 @ 102.19(a)	3,000	2,607
3.38%, 1/15/31, Callable 7/15/25 @ 101.69(a)	5,000	4,035
The ADT Security Corp.
4.13%, 8/1/29, Callable 8/1/28 @ 100(a)	2,000	1,741
4.88%, 7/15/32(a)	2,000	1,729
The Hertz Corp.
4.63%, 12/1/26, Callable 12/1/23 @ 102.31(a)	2,000	1,808
5.00%, 12/1/29, Callable 12/1/24 @ 102.5(a)	1,500	1,239

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory High Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
TransDigm, Inc.
7.50%, 3/15/27, Callable 9/5/23 @ 101.88	$1,500	$1,498
5.50%, 11/15/27, Callable 9/5/23 @ 102.75	2,000	1,894
6.75%, 8/15/28, Callable 2/15/25 @ 103.38(a)	1,000	1,005
4.88%, 5/1/29, Callable 5/1/24 @ 102.44	1,500	1,350
U.S. Airways Pass Through Trust, 3.95%, 11/15/25	1,757	1,648
United Airlines Pass Through Trust, 4.88%, 1/15/26	18	18
United Rentals North America, Inc., 4.00%, 7/15/30, Callable 7/15/25 @ 102	1,500	1,326
Waste Pro USA, Inc., 5.50%, 2/15/26, Callable 9/5/23 @ 101.38(a)	2,000	1,893
Werner FinCo, LP/Werner FinCo, Inc., 11.50%, 6/15/28, Callable 6/15/25 @ 108.63(a)(k)	3,000	3,012
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 9/5/23 @ 103.63(a)	1,000	1,021
XPO Escrow Sub LLC, 7.50%, 11/15/27, Callable 11/15/24 @ 103.75(a)	1,250	1,293
XPO, Inc., 7.13%, 6/1/31, Callable 6/1/26 @ 103.56(a)	5,000	5,057
		93,026
Information Technology (2.9%):
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29, Callable 6/15/25 @ 103.63(a)(k)	4,000	3,955
Cloud Software Group, Inc.
6.50%, 3/31/29, Callable 9/30/25 @ 103.25(a)	1,000	901
9.00%, 9/30/29, Callable 9/30/25 @ 104.5(a)	1,250	1,120
CommScope Technologies LLC, 6.00%, 6/15/25, Callable 8/14/23 @ 100(a)	1,000	908
EquipmentShare.com, Inc., 9.00%, 5/15/28, Callable 5/15/25 @ 106.75(a)	5,000	4,960
Gen Digital, Inc., 7.13%, 9/30/30, Callable 9/30/25 @ 103.56(a)(k)	2,000	2,015
NCR Corp., 5.13%, 4/15/29, Callable 4/15/24 @ 102.56(a)	1,500	1,342
Open Text Holdings, Inc., 4.13%, 12/1/31, Callable 12/1/26 @ 102.06(a)	3,500	2,905
Sabre GLBL, Inc., 11.25%, 12/15/27, Callable 6/15/25 @ 105.63(a)(k)	2,000	1,771
Seagate HDD Cayman
8.50%, 7/15/31, Callable 7/15/26 @ 104.25(a)	2,000	2,094
9.63%, 12/1/32, Callable 12/1/27 @ 104.81(a)	4,590	5,085
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100	3,500	2,575
		29,631
Materials (2.6%):
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 9/1/29, Callable 5/15/24 @ 102(a)(k)	1,000	818
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27, Callable 9/4/23 @ 101.31(a)	1,750	1,509
Axalta Coating Systems LLC, 3.38%, 2/15/29, Callable 2/15/24 @ 101.69(a)	2,000	1,725
Glatfelter Corp., 4.75%, 11/15/29, Callable 11/1/24 @ 102.38(a)(k)	2,500	1,728
Knife River Holding Co., 7.75%, 5/1/31, Callable 5/1/26 @ 103.88(a)	4,000	4,092
LABL, Inc., 9.50%, 11/1/28, Callable 11/1/25 @ 104.75(a)	750	769
Louisiana-Pacific Corp., 3.63%, 3/15/29, Callable 3/15/24 @ 101.81(a)	1,000	875

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory High Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Mauser Packaging Solutions Holding Co., 7.88%, 8/15/26, Callable 8/15/24 @ 103.94(a)	$500	$499
Novelis Corp., 4.75%, 1/30/30, Callable 1/30/25 @ 102.38(a)	1,500	1,347
Olin Corp., 5.00%, 2/1/30, Callable 2/1/24 @ 102.5	1,000	922
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/28, Callable 10/15/24 @ 102.19(a)	2,000	1,774
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27, Callable 10/15/23 @ 102(a)	1,000	901
Sasol Financing USA LLC, 8.75%, 5/3/29, Callable 3/3/29 @ 100(a)	1,500	1,501
SCIH Salt Holdings, Inc., 4.88%, 5/1/28, Callable 5/1/24 @ 102.44(a)	2,000	1,797
The Chemours Co.
5.75%, 11/15/28, Callable 11/15/23 @ 102.88(a)	1,000	923
4.63%, 11/15/29, Callable 11/15/24 @ 102.31(a)	2,000	1,695
Tronox, Inc., 4.63%, 3/15/29, Callable 3/15/24 @ 102.31(a)	2,000	1,657
United States Steel Corp., 6.88%, 3/1/29, Callable 3/1/24 @ 103.44(k)	903	894
Windsor Holdings III LLC, 8.50%, 6/15/30, Callable 6/15/26 @ 104.25(a)(k)	1,000	1,006
		26,432
Real Estate (2.2%):
Kilroy Realty LP, 2.65%, 11/15/33, Callable 8/15/33 @ 100	2,500	1,733
LCM Investments Holdings II LLC, 8.25%, 8/1/31, Callable 8/1/26 @ 104.13(a)	100	102
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.63%, 3/15/30, Callable 3/15/25 @ 102.31(a)	2,500	2,090
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 2/15/29, Callable 2/15/24 @ 102.25(a)	4,000	3,563
SBA Tower Trust, 6.60%, 1/15/28, Callable 1/15/27 @ 100(a)	1,053	1,068
Service Properties Trust, 4.38%, 2/15/30, Callable 8/15/29 @ 100	4,000	2,982
The Howard Hughes Corp., 4.38%, 2/1/31, Callable 2/1/26 @ 102.19(a)	4,261	3,516
TK Elevator US Newco, Inc., 5.25%, 7/15/27, Callable 9/5/23 @ 102.63(a)	2,000	1,871
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28, Callable 9/15/25 @ 105.25(a)	3,000	2,982
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06(a)	2,676	2,373
		22,280
Utilities (1.1%):
Alliant Holdings Intermediate LLC/Alliant Holdings Co., 6.75%, 4/15/28, Callable 4/15/25 @ 103.38(a)	1,000	995
Calpine Corp., 4.63%, 2/1/29, Callable 2/1/24 @ 102.31(a)	7,000	6,033
NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26 @ 101.81(a)	500	392
Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 8/14/23 @ 101.25(a)	3,500	3,293
		10,713
Total Corporate Bonds (Cost $641,237)		607,286

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory High Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Yankee Dollars (14.4%)
Communication Services (1.5%):
Altice France Holding SA, 6.00%, 2/15/28, Callable 9/4/23 @ 103(a)	$4,500	$1,671
Altice France SA
8.13%, 2/1/27, Callable 8/14/23 @ 102.03(a)	3,000	2,454
5.50%, 10/15/29, Callable 10/15/24 @ 102.75(a)	7,500	5,323
LCPR Senior Secured Financing DAC, 5.13%, 7/15/29, Callable 7/15/24 @ 102.56(a)	1,500	1,244
Telecom Italia Capital SA, 7.20%, 7/18/36	3,000	2,577
Videotron Ltd., 3.63%, 6/15/29, Callable 6/15/24 @ 101.81(a)(k)	2,500	2,175
		15,444
Consumer Discretionary (1.8%):
IHO Verwaltungs GmbH, 6.38%, 5/15/29, Callable 5/15/24 @ 103.19(a)(m)	4,024	3,750
International Game Technology PLC, 6.25%, 1/15/27, Callable 7/15/26 @ 100(a)	2,000	1,998
Jaguar Land Rover Automotive PLC, 5.88%, 1/15/28, Callable 1/15/24 @ 102.94(a)	2,400	2,236
Mattamy Group Corp., 4.63%, 3/1/30, Callable 3/1/25 @ 102.31(a)	4,000	3,511
Melco Resorts Finance Ltd., 5.38%, 12/4/29, Callable 12/4/24 @ 102.69(a)	3,000	2,555
Viking Cruises Ltd., 9.13%, 7/15/31, Callable 7/15/26 @ 104.56(a)	4,000	4,106
		18,156
Energy (1.7%):
Baytex Energy Corp., 8.50%, 4/30/30, Callable 4/30/26 @ 104.25(a)	2,000	2,027
Harbour Energy PLC, 5.50%, 10/15/26, Callable 10/15/23 @ 102.75(a)	2,000	1,864
Ithaca Energy North Sea PLC, 9.00%, 7/15/26, Callable 9/4/23 @ 104.5(a)	2,000	1,911
Northriver Midstream Finance LP, 5.63%, 2/15/26, Callable 9/5/23 @ 102.81(a)	2,000	1,910
Petrobras Global Finance BV, 5.50%, 6/10/51, Callable 12/10/50 @ 100(k)	2,000	1,580
Petroleos Mexicanos, 6.84%, 1/23/30, Callable 10/23/29 @ 100	3,000	2,407
Tullow Oil PLC, 10.25%, 5/15/26, Callable 8/14/23 @ 105.13	1,800	1,477
Var Energi ASA, 8.00%, 11/15/32, Callable 8/15/32 @ 100(a)	1,000	1,079
Vermilion Energy, Inc., 6.88%, 5/1/30, Callable 5/1/25 @ 103.44(a)(k)	3,000	2,795
		17,050
Financials (3.9%):
1375209 BC Ltd., 9.00%, 1/30/28, Callable 8/14/23 @ 101(a)	1,000	1,003
Altice Financing SA
5.00%, 1/15/28, Callable 9/5/23 @ 102.5(a)	4,000	3,093
5.75%, 8/15/29, Callable 8/15/24 @ 102.88(a)	7,000	5,238
Credit Suisse AG, 6.50%, 8/8/23(a)	6,250	6,225
Deutsche Bank AG
4.87% (USISDA05+255bps), 12/1/32, Callable 12/1/27 @ 100(b)	3,000	2,623
3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100(b)	4,850	3,690
Iris Holding, Inc., 10.00%, 12/15/28, Callable 6/15/25 @ 105(a)(k)	3,500	2,757
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/30, Callable 3/15/26 @ 104.25(a)	2,750	2,814
10.50%, 12/15/30, Callable 12/15/25 @ 105.25(a)	3,000	2,984
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100(a)(b)	2,000	1,536

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory High Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
UniCredit SpA, 5.86% (USISDA05+370bps), 6/19/32, Callable 6/19/27 @ 100(a)(b)	$5,000	$4,609
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28, Callable 9/5/23 @ 102.5(a)	2,000	1,758
Vmed O2 UK Financing I PLC, 4.25%, 1/31/31, Callable 1/31/26 @ 102.13(a)	2,000	1,660
		39,990
Health Care (0.4%):
Bausch Health Cos., Inc., 4.88%, 6/1/28, Callable 6/1/24 @ 102.44(a)	4,000	2,427
Teva Pharmaceutical Finance Netherlands III BV
4.75%, 5/9/27, Callable 2/9/27 @ 100	1,000	928
8.13%, 9/15/31, Callable 6/15/31 @ 100	400	424
		3,779
Industrials (2.8%):
Air Canada Pass Through Trust, 4.13%, 5/15/25(a)	4,348	4,114
ATS Corp., 4.13%, 12/15/28, Callable 12/15/23 @ 102.06(a)	1,000	898
Bombardier, Inc.
7.88%, 4/15/27, Callable 9/5/23 @ 101.97(a)	6,000	5,986
7.50%, 2/1/29, Callable 2/1/26 @ 103.75(a)	1,500	1,485
Cimpress PLC, 7.00%, 6/15/26, Callable 8/21/23 @ 101.75	1,000	943
Latam Airlines Group SA
13.38%, 10/15/27, Callable 10/15/24 @ 110.03(a)(k)	3,000	3,271
13.38%, 10/15/29, Callable 10/15/25 @ 110.03(a)(k)	2,000	2,183
Rolls-Royce PLC, 5.75%, 10/15/27, Callable 7/15/27 @ 100(a)	1,967	1,936
Seaspan Corp., 5.50%, 8/1/29, Callable 8/1/24 @ 102.75(a)	1,500	1,214
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, 6/1/28, Callable 6/1/25 @ 104.75(a)	7,000	6,694
		28,724
Materials (2.0%):
Alcoa Nederland Holding BV, 6.13%, 5/15/28, Callable 9/4/23 @ 103.06(a)	1,300	1,280
ARD Finance SA, 6.50%, 6/30/27, Callable 9/4/23 @ 103.25(a)(n)	2,000	1,626
Eldorado Gold Corp., 6.25%, 9/1/29, Callable 9/1/24 @ 103.13(a)(k)	2,000	1,789
Endeavour Mining PLC, 5.00%, 10/14/26, Callable 10/14/23 @ 102.5(a)	5,320	4,832
First Quantum Minerals Ltd., 8.63%, 6/1/31, Callable 6/1/26 @ 104.31(a)	2,500	2,560
Infrabuild Australia Pty Ltd., 12.00%, 10/1/24, Callable 9/4/23 @ 106(a)	2,000	1,950
Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29 @ 100(k)	3,931	3,597
Mineral Resources, Ltd., 8.00%, 11/1/27, Callable 11/1/24 @ 104(a)	1,000	1,003
NOVA Chemicals Corp., 4.25%, 5/15/29, Callable 5/15/24 @ 102.13(a)	500	414
Trivium Packaging Finance BV, 8.50%, 8/15/27, Callable 8/14/23 @ 104.25(a)	1,000	964
		20,015
Real Estate (0.1%):
TK Elevator Holdco GmbH, 7.63%, 7/15/28, Callable 9/5/23 @ 103.81(a)(k)	1,000	933

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory High Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Sovereign Bond (0.1%):
Bahamas Government International Bond, 6.00%, 11/21/28, Callable 8/21/28 @ 100(a)	$1,500	$1,222

Utilities (0.1%):
Empresa Electrica Cochrane SpA, 5.50%, 5/14/27(a)	1,802	1,688
Total Yankee Dollars (Cost $156,264)		147,001

Commercial Paper (9.1%)(o)
Energy (2.3%):
Canadian Natural Resources Ltd.
5.97%, 8/2/23(a)	3,000	2,999
6.01%, 8/9/23(a)	7,000	6,990
Ovintiv, Inc.
5.72%, 8/3/23	3,000	2,999
5.76%, 8/11/23	4,000	3,993
5.78%, 8/21/23	3,000	2,990
Targa Resources Corp., 5.17%, 8/18/23(a)	3,000	2,992
		22,963
Industrials (3.0%):
Aviation Capital Group LLC, 5.96%, 8/1/23(a)	2,100	2,100
Aviation Captial Group
5.60%, 8/7/23(a)	4,800	4,795
5.61%, 8/18/23(a)	3,000	2,991
Global Payments, Inc., 6.02%, 8/7/23	10,000	9,988
Leidos, Inc. CP, 5.86%, 8/14/23(a)	5,000	4,989
Quanta Services, Inc., 5.73%, 8/1/23(a)	5,050	5,049
		29,912
Consumer Discretionary (0.3%):
Autonation, Inc., 5.76%, 8/8/23(a)	1,367	1,365
AutoNation, Inc., 5.78%, 8/21/23(a)	2,600	2,591
		3,956
Real Estate (0.5%):
Crown Castle International Corp., 5.71%, 8/2/23(a)	5,000	4,998

Communication Services (0.0%):(d)
Rogers Communications, 5.46%, 8/3/23(a)	500	500

Financials (1.0%):
Brookfield COR Treasury
5.51%, 8/4/23(a)	3,000	2,998
5.52%, 8/10/23(a)	5,000	4,992
5.53%, 8/14/23(a)	1,900	1,896
		9,886
Information Technology (1.0%):
Jabil, Inc.
6.10%, 8/1/23(a)	6,700	6,699
6.13%, 8/4/23(a)	3,200	3,198
		9,897
Materials (0.4%):
FMC Corp.
6.14%, 8/17/23(a)	2,000	1,994
6.14%, 8/18/23(a)	2,000	1,994
		3,988

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory High Income Fund	July 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Utilities (0.6%):
The AES Corp.
6.12%, 8/3/23(a)	$4,900	$4,898
6.21%, 8/9/23(a)	1,800	1,797
		6,695
Total Commercial Paper (Cost $92,806)		92,795

Exchange-Traded Funds (1.5%)
iShares BB Rated Corporate Bond ETF	180,000	8,107
iShares iBoxx High Yield Corporate Bond ETF(k)	40,599	3,066
SPDR Bloomberg High Yield Bond ETF(k)	40,315	3,739
Total Exchange-Traded Funds (Cost $14,938)		14,912

Collateral for Securities Loaned (4.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(p)	10,144,182	10,144
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22%(p)	10,144,182	10,145
Invesco Government & Agency Portfolio, Institutional Shares, 5.22%(p)	10,144,182	10,144
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.24%(p)	10,144,182	10,144
Total Collateral for Securities Loaned (Cost $40,577)		40,577
Total Investments (Cost $1,102,178) — 103.2%		1,051,217
Liabilities in excess of other assets — (3.2)%		(33,050)
NET ASSETS - 100.00%		$1,018,167

At July 31, 2023, the Fund's investments in foreign securities were 19.2% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2023, the fair value of these securities was $757,053 thousands and amounted to 74.4% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of July 31, 2023.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at July 31, 2023.
(d)	Amount represents less than 0.05% of net assets.
(e)	Non-income producing security.
(f)	Security was fair valued using significant unobservable inputs as of July 31, 2023.
(g)	Rounds to less than $1 thousand.
(h)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(j)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(k)	All or a portion of this security is on loan.
(l)	Zero-coupon bond.
(m)	Up to 7.13% of the coupon may be PIK.
(n)	Up to 7.25% of the coupon may be PIK.
(o)	Rate represents the effective yield at July 31, 2023.
(p)	Rate disclosed is the daily yield on July 31, 2023.

ADR—American Depositary Receipt
bps—Basis points
ETF—Exchange-Traded Fund
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of July 31, 2023, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of July 31, 2023, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PIK—Payment in-kind
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
SOFR01M—1 Month SOFR, rate disclosed as of July 31, 2023.
SOFR03M—3 Month SOFR, rate disclosed as of July 31, 2023.
TSFR—Term SOFR
TSFR1M—1 month Term SOFR, rate disclosed as of July 31, 2023.
TSFR3M—3 month Term SOFR, rate disclosed as of July 31, 2023.
US0003M—3 Month US Dollar LIBOR, rate disclosed as of July 31, 2023, based on the last reset date of the security
USISDA05—5 Year ICE Swap Rate, rate disclosed as of July 31, 2023.